UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07261

CREDIT SUISSE TRUST
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York	10010
(Address of principal executive offices)	(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	December 31st

Date of reporting period:	July 1, 2009 to September 30, 2009

Item 1:           Schedule of Investments

Credit Suisse Trust - U.S. Equity Flex I Portfolio

Schedule of Investments

September 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS (117.4%)
COMMON STOCKS (117.4%)
Aerospace & Defense (3.3%)
Aerovironment, Inc.*	200	$5,618
American Science and Engineering, Inc.	200	13,608
Applied Signal Technology, Inc.	100	2,327
Argon ST, Inc.*	100	1,905
Ascent Solar Technologies, Inc.*	200	1,508
Cubic Corp.	531	20,959
DigitalGlobe, Inc.*	100	2,237
Ducommun, Inc.	100	1,891
GenCorp, Inc.*	400	2,144
GeoEye, Inc.*	200	5,360
HEICO Corp.	300	13,008
Herley Industries, Inc.*	100	1,305
ITT Corp.	6,300	328,545
Ladish Co., Inc.*	100	1,513
Lockheed Martin Corp.	300	23,424
Northrop Grumman Corp.	46,972	2,430,801
Raytheon Co.	34,249	1,642,924
Taser International, Inc.*	800	3,776
		4,502,853
Air Freight & Logistics (0.8%)
Dynamex, Inc.*	100	1,633
FedEx Corp.	14,800	1,113,256
Uti Worldwide, Inc.	1,300	18,824
		1,133,713
Airlines (0.1%)
Airtran Holdings, Inc.*	15,500	96,875
Copa Holdings SA Class A	400	17,796
Skywest, Inc.	300	4,974
UAL Corp.*	1,100	10,142
US Airways Group, Inc.*	1,100	5,170
		134,957
Auto Components (0.0%)
American Axle & Manufacturing Holdings, Inc.	7,200	50,976
Amerigon, Inc.*	200	1,470
Dana Holding Corp.*	400	2,724
Dorman Products, Inc.*	100	1,502
Exide Technologies*	400	3,188
Modine Manufacturing Co.	300	2,781
Raser Technologies, Inc.*	600	918
Standard Motor Products, Inc.	100	1,520
Wonder Auto Technology, Inc.*	200	2,400
		67,479
Automobiles (0.4%)
Ford Motor Co.*	70,200	506,142
Winnebago Industries, Inc.*	200	2,942
		509,084
Beverages (2.1%)
Coca-Cola Enterprises, Inc.	109,900	2,352,959
Dr. Pepper Snapple Group, Inc.*	3,400	97,750
National Beverage Corp.*	100	1,151
The Boston Beer Co., Inc. Class A*	2,300	85,284
The Coca-Cola Co.	4,200	225,540

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Beverages
The Pepsi Bottling Group, Inc.	1,400	$51,016
		2,813,700
Biotechnology (1.2%)
Affymax, Inc.*	200	4,778
Alnylam Pharmaceuticals, Inc.*	400	9,072
Amgen, Inc.*	14,800	891,404
Amicus Therapeutics, Inc.*	200	1,750
Arena Pharmaceuticals, Inc.*	1,000	4,470
Arqule, Inc.*	500	2,270
Array Biopharma, Inc.*	500	1,190
Cephalon, Inc.*	300	17,472
Clinical Data, Inc.*	100	1,667
Cubist Pharmaceuticals, Inc.*	22,650	457,530
Cytokinetics, Inc.*	400	2,116
Cytori Therapeutics, Inc.*	300	1,185
Dyax Corp.*	700	2,513
Enzon Pharmaceuticals, Inc.*	600	4,950
Exelixis, Inc.*	1,200	7,656
Geron Corp.*	300	1,968
GTx, Inc.*	200	2,560
Idenix Pharmaceuticals, Inc.*	400	1,236
Idera Pharmaceuticals, Inc.*	200	1,482
Immunogen, Inc.*	600	4,866
Immunomedics, Inc.*	400	2,208
Incyte Corp., Ltd.*	1,000	6,750
Ligand Pharmaceuticals, Inc. Class B*	1,500	3,465
Martek Biosciences Corp.*	7,300	164,907
Maxygen, Inc.*	300	2,007
Medivation, Inc.*	400	10,856
Metabolix, Inc.*	200	2,056
Molecular Insight Pharmaceuticals, Inc.*	200	1,106
Momenta Pharmaceuticals, Inc.*	400	4,244
Nabi Biopharmaceuticals*	400	1,436
Novavax, Inc.*	400	1,584
NPS Pharmaceuticals, Inc.*	600	2,412
Orexigen Therapeutics, Inc.*	200	1,970
Pharmasset, Inc.*	200	4,228
Progenics Pharmaceuticals, Inc.*	300	1,572
Protalix BioTherapeutics, Inc.*	400	3,304
Regeneron Pharmaceuticals, Inc.*	833	16,077
Repligen Corp.*	400	2,004
Sangamo BioSciences, Inc.*	400	3,284
Sciclone Pharmaceuticals, Inc.*	300	1,278
Vical, Inc.*	300	1,278
Zymogenetics, Inc.*	400	2,416
		1,662,577
Building Products (0.2%)
AAON, Inc.	100	2,008
American Woodmark Corp.	100	1,934
Apogee Enterprises, Inc.	300	4,506
Armstrong World Industries, Inc.*	1,900	65,474
Builders FirstSource, Inc.*	100	436
Gibraltar Industries, Inc.	200	2,654
Griffon Corp.*	7,326	73,773
Insteel Industries, Inc.	100	1,195
Quanex Building Products Corp.	400	5,744
Trex Co., Inc.*	200	3,640
Universal Forest Products, Inc.	3,600	142,056
		303,420

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Capital Markets (3.7%)
Allied Capital Corp.	2,200	$6,754
American Capital, Ltd.	2,563	8,278
Apollo Investment Corp.	1,500	14,325
Ares Capital Corp.	1,000	11,020
BGC Partners, Inc. Class A	500	2,140
BlackRock Kelso Capital Corp.	100	742
Blackstone Group LP	300	4,260
Broadpoint Gleacher Securities, Inc.*	200	1,668
Calamos Asset Management, Inc. Class A	300	3,918
Duff & Phelps Corp. Class A	200	3,832
Epoch Holding Corp.	100	875
Evercore Partners, Inc. Class A	107	3,127
FBR Capital Markets Corp.*	200	1,186
FCStone Group, Inc.*	300	1,446
GAMCO Investors, Inc. Class A	100	4,570
Gladstone Capital Corp.	300	2,679
GLG Partners, Inc.	2,400	9,672
Harris & Harris Group, Inc.*	300	1,875
Hercules Technology Growth Capital, Inc.	412	4,046
Invesco, Ltd.	6,700	152,492
LaBranche & Co., Inc.*	700	2,380
Lazard, Ltd. Class A	800	33,048
MCG Capital Corp.*	700	2,933
MF Global, Ltd.*	1,000	7,270
Morgan Stanley	31,900	985,072
MVC Capital, Inc.	300	2,634
NGP Capital Resources Co.	300	2,178
PennantPark Investment Corp.	200	1,622
Penson Worldwide, Inc.*	200	1,948
Prospect Capital Corp.	500	5,355
Sanders Morris Harris Group, Inc.	200	1,182
SWS Group, Inc.	300	4,320
The Bank of New York Mellon Corp.	15,300	443,547
The Goldman Sachs Group, Inc.	17,500	3,226,125
TradeStation Group, Inc.*	400	3,260
US Global Investors, Inc. Class A	100	1,233
Waddell & Reed Financial, Inc. Class A	1,600	45,520
		5,008,532
Chemicals (3.0%)
A. Schulman, Inc.	300	5,979
American Vanguard Corp.	300	2,493
Balchem Corp.	200	5,260
Cabot Corp.	6,700	154,837
CF Industries Holdings, Inc.	3,100	267,313
Eastman Chemical Co.	282	15,098
GenTek, Inc.*	100	3,804
Innophos Holdings, Inc.	200	3,700
Innospec, Inc.	300	4,425
Landec Corp.*	400	2,560
LSB Industries, Inc.*	200	3,114
Lubrizol Corp.	9,200	657,432
PolyOne Corp.*	700	4,669
ShengdaTech, Inc.*	300	1,908
Spartech Corp.	300	3,231
The Dow Chemical Co.	95,800	2,497,506
The Mosaic Co.	5,700	273,999
Westlake Chemical Corp.	5,500	141,350
Zep, Inc.	200	3,250
		4,051,928

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Commercial Banks (4.8%)
1st Source Corp.	100	$1,630
Arrow Financial Corp.	103	2,811
BancFirst Corp.	100	3,693
Banco Latinoamericano de Comercio Exterior SA	300	4,266
Bank of the Ozarks, Inc.	400	10,612
Boston Private Financial Holdings, Inc.	600	3,906
Bryn Mawr Bank Corp.	100	1,747
Camden National Corp.	100	3,304
Capital City Bank Group, Inc.	100	1,420
CapitalSource, Inc.	3,000	13,020
Cardinal Financial Corp.	300	2,469
Centerstate Banks, Inc.	100	789
Central Pacific Financial Corp.	400	1,008
Chemical Financial Corp.	500	10,895
Citizens & Northern Corp.	100	1,479
City Holding Co.	1,500	44,715
CoBiz Financial, Inc.	300	1,494
Columbia Banking System, Inc.	100	1,655
Community Trust Bancorp, Inc.	200	5,234
CVB Financial Corp.	200	1,518
East West Bancorp, Inc.	6,495	53,909
Farmers Capital Bank Corp.	100	1,788
Financial Institutions, Inc.	100	997
First Bancorp	1,055	3,218
First Bancorp, Inc.	100	1,860
First Bancorp/Troy NC	200	3,610
First Busey Corp.	300	1,410
First Community Bancshares, Inc.	100	1,262
First Financial Bancorp	500	6,025
First Financial Bankshares, Inc.	3,741	185,030
First Financial Corp.	100	3,064
First Merchants Corp.	300	2,091
First Midwest Bancorp, Inc.	12,750	143,692
FNB Corp.	2,100	14,931
Glacier Bancorp, Inc.	10,510	157,019
Hancock Holding Co.	9,800	368,186
Harleysville National Corp.	500	2,665
Heartland Financial USA, Inc.	100	1,475
Home Bancshares, Inc.	1,500	32,880
Huntington Bancshares, Inc.	5,332	25,114
Independent Bank Corp./MA	200	4,426
International Bancshares Corp.	700	11,417
Keycorp	1,700	11,050
Lakeland Bancorp, Inc.	300	2,250
Lakeland Financial Corp.	100	2,065
MB Financial, Inc.	1,200	25,164
National Penn Bancshares, Inc.	900	5,499
NBT Bancorp, Inc.	5,300	119,462
Northfield Bancorp, Inc.	200	2,560
Oriental Financial Group, Inc.	200	2,540
Pacific Capital Bancorp	500	720
PacWest Bancorp	600	11,430
Park National Corp.	100	5,834
Peoples Bancorp Inc/OH	100	1,305
Pinnacle Financial Partners, Inc.*	700	8,897
PNC Financial Services Group, Inc.	4,700	228,373
PrivateBancorp, Inc.	200	4,892
Regions Financial Corp.	11,313	70,254
Renasant Corp.	200	2,970
Republic Bancorp, Inc. Class A	100	1,996
S&T Bancorp, Inc.	11,400	147,744
S.Y. Bancorp, Inc.	100	2,309
Sandy Spring Bancorp, Inc.	200	3,256

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Commercial Banks
SCBT Financial Corp.	100	$2,810
Shore Bancshares, Inc.	100	1,673
Signature Bank*	6,400	185,600
Simmons First National Corp. Class A	100	2,881
Smithtown Bancorp, Inc.	100	1,154
Southside Bancshares, Inc.	100	2,252
StellarOne Corp.	200	2,950
Sterling Bancshares, Inc.	10,980	80,264
Sterling Financial Corp.*	700	1,400
Suffolk Bancorp	100	2,961
Susquehanna Bancshares, Inc.	1,200	7,068
Synovus Financial Corp.	2,680	10,050
Texas Capital Bancshares, Inc.*	400	6,736
Tompkins Financial Corp.	700	30,590
TowneBank	300	3,825
Trico Bancshares	100	1,640
U.S. Bancorp	82,500	1,803,450
UMB Financial Corp.	9,500	384,180
Umpqua Holdings Corp.	29,700	314,820
Union Bankshares Corp.	100	1,245
United Bankshares, Inc.	500	9,795
United Community Banks, Inc.*	5,478	27,389
Univest Corp. of Pennsylvania	100	2,167
Washington Trust Bancorp, Inc.	200	3,504
Wells Fargo & Co.	58,158	1,638,892
WesBanco, Inc.	500	7,730
Western Alliance Bancorp*	500	3,155
Wilshire Bancorp, Inc.	200	1,468
Wintrust Financial Corp.	6,800	190,128
		6,536,081
Commercial Services & Supplies (0.4%)
ACCO Brands Corp.*	400	2,888
APAC Customer Services, Inc.*	300	1,773
ATC Technology Corp.*	12,800	252,928
Cenveo, Inc.*	500	3,460
Cornell Cos., Inc.*	100	2,244
EnergySolutions, Inc.	3,215	29,642
EnerNOC, Inc.*	100	3,316
Fuel Tech, Inc.*	200	2,240
G&K Services, Inc. Class A	200	4,432
Healthcare Services Group, Inc.	4,600	84,456
ICT Group, Inc.*	100	1,050
Innerworkings, Inc.*	300	1,482
Interface, Inc. Class A	600	4,980
Kimball International, Inc. Class B	100	763
McGrath Rentcorp	600	12,762
Metalico, Inc.*	300	1,251
Mobile Mini, Inc.*	400	6,944
Multi-Color Corp.	100	1,543
R. R. Donnelley & Sons Co.	2,300	48,898
SYKES Enterprises, Inc.*	500	10,410
The Standard Register Co.	220	1,294
Waste Services, Inc.*	200	924
		479,680
Communications Equipment (1.7%)
3Com Corp.*	4,530	23,692
Acme Packet, Inc.*	300	3,003
Airvana, Inc.*	300	2,031
Anaren, Inc.*	200	3,400
Arris Group, Inc.*	9,548	124,219

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Communications Equipment
Aruba Networks, Inc.*	600	$5,304
Bel Fuse, Inc. Class B	100	1,903
BigBand Networks, Inc.*	400	1,604
Cisco Systems, Inc.*	17,500	411,950
Cogo Group, Inc.*	300	1,836
DG FastChannel, Inc.*	200	4,188
Digi International, Inc.*	400	3,408
EMS Technologies, Inc.*	200	4,164
Globecomm Systems, Inc.*	200	1,454
Harmonic, Inc.*	1,700	11,356
Harris Stratex Networks, Inc. Class A*	700	4,900
Ixia*	400	2,744
Juniper Networks, Inc.*	24,600	664,692
Loral Space & Communications, Inc.*	100	2,748
Motorola, Inc.	86,700	744,753
Netgear, Inc.*	500	9,175
Network Equipment Technologies, Inc.*	200	1,446
Oplink Communications, Inc.*	200	2,904
Polycom, Inc.*	2,400	64,200
Riverbed Technology, Inc.*	400	8,784
Seachange International, Inc.*	400	3,000
ShoreTel, Inc.*	600	4,686
Starent Networks Corp.*	1,800	45,756
Sycamore Networks, Inc.*	2,550	7,701
Symmetricom, Inc.*	500	2,590
Viasat, Inc.*	3,900	103,662
		2,277,253
Computers & Peripherals (5.6%)
3PAR, Inc.*	1,100	12,133
Adaptec, Inc.*	1,500	5,010
Apple, Inc.*	23,591	4,373,064
Avid Technology, Inc.*	3,800	53,542
Compellent Technologies, Inc.*	200	3,610
Cray, Inc.*	400	3,332
Electronics for Imaging, Inc.*	1,200	13,524
EMC Corp.*	41,269	703,224
Hewlett-Packard Co.	900	42,489
Intermec, Inc.*	1,991	28,073
International Business Machines Corp.	6,400	765,504
Intevac, Inc.*	200	2,688
Isilon Systems, Inc.*	300	1,830
NetApp, Inc.*	6,500	173,420
Netezza Corp.*	600	6,744
Novatel Wireless, Inc.*	300	3,408
QLogic Corp.*	1,300	22,360
Rimage Corp.*	100	1,709
SanDisk Corp.*	15,700	340,690
Seagate Technology	5,400	82,134
Silicon Graphics International Corp.*	400	2,684
STEC, Inc.*	2,600	76,414
Stratasys, Inc.*	200	3,432
Sun Microsystems, Inc.*	31,600	287,244
Super Micro Computer, Inc.*	300	2,538
Synaptics, Inc.*	2,916	73,483
Teradata Corp.*	300	8,256
Western Digital Corp.*	16,879	616,590
		7,709,129
Construction & Engineering (0.5%)
Aecom Technology Corp.*	700	18,998
Comfort Systems USA, Inc.	400	4,636

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Construction & Engineering
Dycom Industries, Inc.*	10,500	$129,150
Fluor Corp.	8,192	416,563
Furmanite Corp.*	500	2,155
Great Lakes Dredge & Dock Corp.	400	2,792
KBR, Inc.	4,200	97,818
Michael Baker Corp.*	100	3,634
Northwest Pipe Co.*	100	3,353
Pike Electric Corp.*	200	2,396
Sterling Construction Co., Inc.*	100	1,791
		683,286
Construction Materials (0.0%)
Headwaters, Inc.*	500	1,935

Consumer Finance (2.1%)
Advance America Cash Advance Centers, Inc.	500	2,800
American Express Co.	65,200	2,210,280
Capital One Financial Corp.	16,700	596,691
Cardtronics, Inc.*	100	782
CompuCredit Holdings Corp.*	200	942
Dollar Financial Corp.*	300	4,806
First Cash Financial Services, Inc.*	5,200	89,076
World Acceptance Corp.*	100	2,521
		2,907,898
Containers & Packaging (0.4%)
Boise, Inc.*	100	528
Bway Holding Co.*	100	1,851
Crown Holdings, Inc.*	700	19,040
Myers Industries, Inc.	300	3,231
Pactiv Corp.*	22,500	586,125
		610,775
Distributors (0.0%)
Audiovox Corp. Class A*	300	2,055
Core-Mark Holding Co., Inc.*	100	2,860
		4,915
Diversified Consumer Services (1.0%)
Bridgepoint Education, Inc.*	100	1,526
Brink’s Home Security Holdings, Inc.*	600	18,474
Capella Education Co.*	1,400	94,276
Career Education Corp.*	5,200	126,776
Corinthian Colleges, Inc.*	35,470	658,323
Grand Canyon Education, Inc.*	200	3,566
Hillenbrand, Inc.	832	16,948
ITT Educational Services, Inc.*	3,800	419,558
Jackson Hewitt Tax Service, Inc.	300	1,530
Lincoln Educational Services Corp.*	700	16,016
Pre-Paid Legal Services, Inc.*	100	5,080
Princeton Review, Inc.*	200	840
Regis Corp.	925	14,338
Steiner Leisure, Ltd.*	100	3,576
Stewart Enterprises, Inc. Class A	1,000	5,230
Universal Technical Institute, Inc.*	200	3,940
		1,389,997
Diversified Financial Services (3.5%)
Asset Acceptance Capital Corp.*	200	1,450

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Diversified Financial Services
Bank of America Corp.	6,200	$104,904
Citigroup, Inc.	52,390	253,568
Compass Diversified Holdings	200	2,094
Encore Capital Group, Inc.*	200	2,690
JPMorgan Chase & Co.	83,800	3,672,116
MarketAxess Holdings, Inc.*	300	3,615
Moody’s Corp.	27,900	570,834
MSCI, Inc. Class A*	3,400	100,708
PICO Holdings, Inc.*	300	10,005
Portfolio Recovery Associates, Inc.*	200	9,066
		4,731,050
Diversified Telecommunication Services (4.1%)
Alaska Communications Systems Group, Inc.	5,700	52,725
AT&T, Inc.	89,500	2,417,395
Atlantic Tele-Network, Inc.	100	5,342
Cbeyond, Inc.*	2,000	32,260
Cincinnati Bell, Inc.*	2,365	8,277
Cogent Communications Group, Inc.*	600	6,780
Consolidated Communications Holdings, Inc.	800	12,808
General Communication, Inc. Class A*	6,400	43,904
Global Crossing, Ltd.*	300	4,290
PAETEC Holding Corp.*	1,600	6,192
Premiere Global Services, Inc.*	4,000	33,240
Qwest Communications International, Inc.	18,070	68,847
Verizon Communications, Inc.	97,100	2,939,217
		5,631,277
Electric Utilities (2.0%)
American Electric Power Co., Inc.	32,200	997,878
Central Vermont Public Service Corp.	100	1,930
Edison International	5,100	171,258
Exelon Corp.	2,100	104,202
FirstEnergy Corp.	26,400	1,207,008
PPL Corp.	4,000	121,360
Southern Co.	4,000	126,680
		2,730,316
Electrical Equipment (0.3%)
Advanced Battery Technologies, Inc.*	600	2,604
Belden, Inc.	500	11,550
Broadwind Energy, Inc.*	300	2,367
China BAK Battery, Inc.*	400	1,980
Cooper Industries PLC Class A	3,000	112,710
Ener1, Inc.*	500	3,460
EnerSys*	8,200	181,384
Franklin Electric Co., Inc.	300	8,601
FuelCell Energy, Inc.*	700	2,989
Fushi Copperweld, Inc.*	200	1,692
Harbin Electric, Inc.*	100	1,688
LaBarge, Inc.*	100	1,125
Microvision, Inc.*	700	3,857
Powell Industries, Inc.*	100	3,839
Vicor Corp.*	200	1,544
		341,390
Electronic Equipment, Instruments & Components (0.9%)
Brightpoint, Inc.*	7,500	65,625
Checkpoint Systems, Inc.*	400	6,576
China Security & Surveillance Technology, Inc.*	400	2,856

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Electronic Equipment, Instruments & Components
Cognex Corp.	550	$9,009
Coherent, Inc.*	100	2,332
Comverge, Inc.*	200	2,442
Corning, Inc.	39,572	605,847
CPI International, Inc.*	100	1,119
CTS Corp.	300	2,790
Daktronics, Inc.	400	3,428
Dolby Laboratories, Inc. Class A*	2,100	80,199
DTS, Inc.*	200	5,476
Echelon Corp.*	300	3,861
Electro Rent Corp.	200	2,304
Electro Scientific Industries, Inc.*	300	4,017
FARO Technologies, Inc.*	100	1,718
ICx Technologies, Inc.*	100	592
Ingram Micro, Inc. Class A*	10,000	168,500
Insight Enterprises, Inc.*	500	6,105
IPG Photonics Corp.*	900	13,680
Littelfuse, Inc.*	300	7,872
Maxwell Technologies, Inc.*	300	5,529
Mercury Computer Systems, Inc.*	300	2,958
Methode Electronics, Inc.	400	3,468
MTS Systems Corp.	200	5,842
Multi-Fineline Electronix, Inc.*	100	2,871
Newport Corp.*	300	2,628
OSI Systems, Inc.*	200	3,658
Park Electrochemical Corp.	200	4,930
PC Connection, Inc.*	100	544
Radisys Corp.*	300	2,607
Rofin-Sinar Technologies, Inc.*	200	4,592
Rogers Corp.*	100	2,997
ScanSource, Inc.*	600	16,992
Smart Modular Technologies (WWH), Inc.*	300	1,428
Tech Data Corp.*	2,900	120,669
Technitrol, Inc.	700	6,447
TTM Technologies, Inc.*	500	5,735
Universal Display Corp.*	400	4,776
		1,195,019
Energy Equipment & Services (1.2%)
Allis-Chalmers Energy, Inc.*	600	2,616
Bronco Drilling Co., Inc.*	200	1,310
Dawson Geophysical Co.*	100	2,738
ENGlobal Corp.*	300	1,236
Global Industries, Ltd.*	35,235	334,733
Gulf Island Fabrication, Inc.	100	1,874
Hercules Offshore, Inc.*	900	4,419
ION Geophysical Corp.*	1,100	3,872
Key Energy Services, Inc.*	1,400	12,180
Matrix Service Co.*	300	3,261
Natural Gas Services Group, Inc.*	100	1,762
Newpark Resources*	1,000	3,210
Oceaneering International, Inc.*	5,100	289,425
Parker Drilling Co.*	1,300	7,098
PHI, Inc.*	100	2,028
Pioneer Drilling Co.*	400	2,936
Schlumberger, Ltd.	16,000	953,600
Superior Well Services, Inc.*	100	968
Union Drilling, Inc.*	100	764
		1,630,030
Food & Staples Retailing (1.4%)
Great Atlantic & Pacific Tea Co.*	500	4,455

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Food & Staples Retailing
Ingles Markets, Inc. Class A	100	$1,583
Nash Finch Co.	2,800	76,552
Pricesmart, Inc.	300	5,625
Spartan Stores, Inc.	5,800	81,954
Susser Holdings Corp.*	100	1,257
The Andersons, Inc.	277	9,751
The Kroger Co.	53,758	1,109,565
United Natural Foods, Inc.*	100	2,392
Wal-Mart Stores, Inc.	11,300	554,717
Weis Markets, Inc.	100	3,195
Winn-Dixie Stores, Inc.*	1,000	13,120
		1,864,166
Food Products (3.2%)
AgFeed Industries, Inc.*	400	2,136
American Dairy, Inc.*	100	2,833
Archer-Daniels-Midland Co.	36,372	1,062,790
B&G Foods, Inc. Class A	300	2,457
Bunge, Ltd.	1,500	93,915
Calavo Growers, Inc.	100	1,898
Chiquita Brands International, Inc.*	500	8,080
Dean Foods Co.*	16,783	298,569
Del Monte Foods Co.	1,360	15,749
Diamond Foods, Inc.	200	6,344
Fresh Del Monte Produce, Inc.*	400	9,044
General Mills, Inc.	2,800	180,264
Imperial Sugar Co.	100	1,268
J & J Snack Foods Corp.	3,100	133,889
Kraft Foods, Inc. Class A	25,800	677,766
Lancaster Colony Corp.	5,600	287,112
Lance, Inc.	9,100	234,962
Sara Lee Corp.	9,100	101,374
Smart Balance, Inc.*	800	4,912
Synutra International, Inc.*	100	1,371
Tyson Foods, Inc. Class A	104,000	1,313,520
Zhongpin, Inc.*	200	2,944
		4,443,197
Gas Utilities (0.0%)
Chesapeake Utilities Corp.	100	3,099

Health Care Equipment & Supplies (3.4%)
Abaxis, Inc.*	200	5,350
ABIOMED, Inc.*	2,200	21,362
Accuray, Inc.*	500	3,250
Align Technology, Inc.*	300	4,266
Alphatec Holdings, Inc.*	300	1,380
American Medical Systems Holdings, Inc.*	2,700	45,684
Angiodynamics, Inc.*	300	4,134
Baxter International, Inc.	10,500	598,605
Boston Scientific Corp.*	166,300	1,761,117
Cantel Medical Corp.*	100	1,506
Conceptus, Inc.*	300	5,562
CR Bard, Inc.	5,000	393,050
CryoLife, Inc.*	300	2,391
Cyberonics, Inc.*	400	6,376
Dexcom, Inc.*	500	3,965
Exactech, Inc.*	100	1,574
Greatbatch, Inc.*	3,700	83,139
Hansen Medical, Inc.*	300	1,050
Hill-Rom Holdings, Inc.	300	6,534
I-Flow Corp.*	200	2,278

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Health Care Equipment & Supplies
Insulet Corp.*	200	$2,246
Integra LifeSciences Holdings*	3,100	105,865
Invacare Corp.	1,150	25,622
IRIS International, Inc.*	200	2,260
Kensey Nash Corp.*	100	2,895
Kinetic Concepts, Inc.*	5,000	184,900
Medical Action Industries, Inc.*	200	2,414
Medtronic, Inc.	400	14,720
Merit Medical Systems, Inc.*	300	5,199
Natus Medical, Inc.*	200	3,086
Neogen Corp.*	100	3,229
NxStage Medical, Inc.*	300	2,007
OraSure Technologies, Inc.*	600	1,740
Orthofix International NV*	200	5,878
Orthovita, Inc.*	900	3,951
Palomar Medical Technologies, Inc.*	200	3,242
Quidel Corp.*	300	4,869
ResMed, Inc.*	600	27,120
RTI Biologics, Inc.*	600	2,610
Somanetics Corp.*	200	3,224
SonoSite, Inc.*	100	2,646
Spectranetics Corp.*	400	2,564
St. Jude Medical, Inc.*	9,300	362,793
Stereotaxis, Inc.*	300	1,338
SurModics, Inc.*	200	4,920
Symmetry Medical, Inc.*	400	4,148
Synovis Life Technologies, Inc.*	100	1,380
Thoratec Corp.*	400	12,108
TomoTherapy, Inc.*	400	1,732
Varian Medical Systems, Inc.*	22,500	947,925
Zoll Medical Corp.*	200	4,304
		4,705,508
Health Care Providers & Services (0.9%)
Aetna, Inc.	2,600	72,358
Air Methods Corp.*	100	3,257
Alliance HealthCare Services, Inc.*	400	2,264
Amedisys, Inc.*	400	17,452
AMN Healthcare Services, Inc.*	300	2,853
Amsurg Corp.*	10,500	222,915
Bio-Reference Laboratories, Inc.*	100	3,440
CardioNet, Inc.*	8,000	53,760
Catalyst Health Solutions, Inc.*	6,104	177,932
Chindex International, Inc.*	100	1,258
CIGNA Corp.	2,800	78,652
Corvel Corp.*	100	2,840
Cross Country Healthcare, Inc.*	300	2,793
Emergency Medical Services Corp. Class A*	100	4,650
Emeritus Corp.*	400	8,780
Genoptix, Inc.*	600	20,868
Gentiva Health Services, Inc.*	1,795	44,893
Hanger Orthopedic Group, Inc.*	300	4,161
Healthsouth Corp.*	1,100	17,204
HMS Holdings Corp.*	100	3,823
inVentiv Health, Inc.*	485	8,114
IPC The Hospitalist Co., Inc.*	200	6,290
Landauer, Inc.	100	5,498
McKesson Corp.	1,000	59,550
Medcath Corp.*	200	1,754
Medco Health Solutions, Inc.*	5,300	293,143
MWI Veterinary Supply, Inc.*	100	3,995
National Healthcare Corp.	100	3,729
Odyssey HealthCare, Inc.*	400	5,000

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Health Care Providers & Services
Omnicare, Inc.	100	$2,252
Psychiatric Solutions, Inc.*	500	13,380
RehabCare Group, Inc.*	200	4,338
Res-Care, Inc.*	300	4,263
Skilled Healthcare Group, Inc. Class A*	300	2,409
The Ensign Group, Inc.	100	1,403
Triple-S Management Corp. Class B*	200	3,354
US Physical Therapy, Inc.*	100	1,507
		1,166,132
Health Care Technology (0.2%)
Cerner Corp.*	2,800	209,440
Computer Programs & Systems, Inc.	100	4,141
Omnicell, Inc.*	400	4,456
Phase Forward, Inc.*	7,700	108,108
Vital Images, Inc.*	100	1,252
		327,397
Hotels, Restaurants & Leisure (3.0%)
AFC Enterprises, Inc.*	200	1,684
Ambassadors Group, Inc.	200	3,130
BJ’s Restaurants, Inc.*	200	2,998
California Pizza Kitchen, Inc.*	200	3,124
Carnival Corp.	3,800	126,464
Churchill Downs, Inc.	200	7,700
Interval Leisure Group, Inc.*	500	6,240
Isle of Capri Casinos, Inc.*	200	2,358
Jack in the Box, Inc.*	4,300	88,107
Krispy Kreme Doughnuts, Inc.*	700	2,499
Marcus Corp.	480	6,139
McDonald’s Corp.	58,900	3,361,423
O’Charley’s, Inc.*	200	1,874
Orient-Express Hotels, Ltd. Class A	700	8,057
Panera Bread Co. Class A*	235	12,925
Peet’s Coffee & Tea, Inc.*	100	2,823
Red Robin Gourmet Burgers, Inc.*	200	4,084
Royal Caribbean Cruises, Ltd.*	1,300	31,304
Ruby Tuesday, Inc.*	700	5,894
Shuffle Master, Inc.*	600	5,652
Sonic Corp.*	1,500	16,590
Texas Roadhouse, Inc. Class A*	5,800	61,596
The Steak N Shake Co.*	300	3,531
WMS Industries, Inc.*	1,700	75,752
Yum! Brands, Inc.	9,200	310,592
		4,152,540
Household Durables (0.5%)
American Greetings Corp. Class A	2,600	57,980
CSS Industries, Inc.	100	1,977
Furniture Brands International, Inc.*	300	1,659
Garmin, Ltd.	1,200	45,288
Helen of Troy, Ltd.*	400	7,772
Hovnanian Enterprises, Inc. Class A*	300	1,152
iRobot Corp.*	200	2,462
Leggett & Platt, Inc.	23,900	463,660
M/I Homes, Inc.*	100	1,359
National Presto Industries, Inc.	1,000	86,510
Newell Rubbermaid, Inc.	1,900	29,811
Sealy Corp.*	400	1,280
Standard Pacific Corp.*	700	2,583
Tempur-Pedic International, Inc.*	500	9,470

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Household Durables
Universal Electronics, Inc.*	200	$4,084
		717,047
Household Products (1.7%)
Central Garden & Pet Co.*	487	5,722
Central Garden & Pet Co. Class A*	700	7,651
Clorox Co.	600	35,292
Colgate-Palmolive Co.	12,400	945,872
The Procter & Gamble Co.	22,180	1,284,666
WD-40 Co.	230	6,532
		2,285,735
Independent Power Producers & Energy Traders (0.4%)
Mirant Corp.*	12,712	208,858
Ormat Technologies, Inc.	200	8,164
The AES Corp.*	23,000	340,860
		557,882
Industrial Conglomerates (1.6%)
3M Co.	600	44,280
General Electric Co.	121,200	1,990,104
McDermott International, Inc.*	2,400	60,648
Raven Industries, Inc.	200	5,346
Standex International Corp.	100	1,983
Tredegar Corp.	3,700	53,650
		2,156,011
Insurance (5.7%)
Aflac, Inc.	10,380	443,641
Allied World Assurance Co. Holdings, Ltd.	600	28,758
American Equity Investment Life Holding Co.	1,600	11,232
American International Group, Inc.*	200	8,822
American Physicians Capital, Inc.	133	3,832
American Safety Insurance Holdings, Ltd.*	100	1,580
AMERISAFE, Inc.*	200	3,450
AON Corp.	18,900	769,041
Arch Capital Group, Ltd.*	600	40,524
Argo Group International Holdings, Ltd.*	300	10,104
Arthur J. Gallagher & Co.	13,288	323,828
Aspen Insurance Holdings, Ltd.	1,100	29,117
Assured Guaranty, Ltd.	1,000	19,420
Axis Capital Holdings, Ltd.	1,800	54,324
Baldwin & Lyons, Inc. Class B	100	2,345
Citizens, Inc.*	500	3,170
Conseco, Inc.*	300	1,578
Donegal Group, Inc. Class A	100	1,544
eHealth, Inc.*	4,700	68,244
Everest Re Group, Ltd.	700	61,390
First American Corp.	6,900	223,353
First Mercury Financial Corp.	200	2,664
Flagstone Reinsurance Holdings, Ltd.	500	5,640
FPIC Insurance Group, Inc.*	100	3,355
Greenlight Capital Re, Ltd. Class A*	300	5,640
Hartford Financial Services Group, Inc.	56,900	1,507,850
HCC Insurance Holdings, Inc.	1,000	27,350
Horace Mann Educators Corp.	400	5,588
Infinity Property & Casualty Corp.	1,600	67,968
Lincoln National Corp.	8,600	222,826
Loews Corp.	800	27,400
Maiden Holdings Ltd.	700	5,089

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Insurance
Marsh & McLennan Cos., Inc.	1,000	$24,730
Max Capital Group, Ltd.	500	10,685
Meadowbrook Insurance Group, Inc.	700	5,180
MetLife, Inc.	6,600	251,262
Montpelier Re Holdings, Ltd.	1,000	16,320
Navigators Group, Inc.*	5,500	302,500
Odyssey Re Holdings Corp.	800	51,848
OneBeacon Insurance Group, Ltd. Class A	200	2,748
PartnerRe, Ltd.	700	53,858
Platinum Underwriters Holdings, Ltd.	600	21,504
PMA Capital Corp. Class A*	400	2,276
Presidential Life Corp.	319	3,305
Prudential Financial, Inc.	19,981	997,252
RenaissanceRe Holdings, Ltd.	800	43,808
Safety Insurance Group, Inc.	203	6,683
Seabright Insurance Holdings*	300	3,426
Selective Insurance Group, Inc.	800	12,584
StanCorp Financial Group, Inc.	1,205	48,646
Stewart Information Services Corp.	200	2,474
The Allstate Corp.	29,800	912,476
The Phoenix Cos., Inc.*	900	2,925
The Travelers Cos., Inc.	2,300	113,229
United America Indemnity, Ltd. Class A*	400	2,956
United Fire & Casualty Co.	305	5,459
Unum Group	40,400	866,176
Validus Holdings, Ltd.	500	12,900
White Mountains Insurance Group, Ltd.	100	30,701
		7,798,578
Internet & Catalog Retail (1.1%)
Blue Nile, Inc.*	200	12,424
Expedia, Inc.*	40,000	958,000
HSN, Inc.*	500	8,140
Liberty Media Corp. - Interactive Class A*	8,100	88,857
NetFlix, Inc.*	10,400	480,168
Orbitz Worldwide, Inc.*	100	618
Overstock.com, Inc.*	200	2,934
PetMed Express, Inc.	200	3,770
Shutterfly, Inc.*	200	3,326
Ticketmaster Entertainment, Inc.*	400	4,676
		1,562,913
Internet Software & Services (0.8%)
Art Technology Group, Inc.*	1,600	6,176
comScore, Inc.*	300	5,403
Constant Contact, Inc.*	300	5,775
DealerTrack Holdings, Inc.*	1,700	32,147
Dice Holdings, Inc.*	200	1,312
DivX, Inc.*	400	2,184
Infospace, Inc.*	400	3,096
Internap Network Services Corp.*	600	1,926
Internet Brands, Inc. Class A*	300	2,394
Internet Capital Group, Inc.*	500	4,180
j2 Global Communications, Inc.*	15,500	356,655
Limelight Networks, Inc.*	400	1,624
Liquidity Services, Inc.*	100	1,032
LoopNet, Inc.*	200	1,808
ModusLink Global Solutions, Inc.*	600	4,854
NIC, Inc.	600	5,334
Perficient, Inc.*	300	2,481
RealNetworks, Inc.*	900	3,348
Sohu.com, Inc.*	4,900	337,022

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Internet Software & Services
Switch & Data Facilities Co., Inc.*	200	$2,722
TechTarget, Inc.*	100	570
Terremark Worldwide, Inc.*	600	3,732
The Knot, Inc.*	1,500	16,380
United Online, Inc.	13,800	110,952
VeriSign, Inc.*	8,600	203,734
VISTAPRINT NV*	600	30,450
Vocus, Inc.*	200	4,178
Web.com Group, Inc.*	300	2,127
WebMD Health Corp. Class A*	100	3,312
		1,156,908
IT Services (1.8%)
Accenture PLC Class A	24,900	928,023
Acxiom Corp.*	275	2,601
Amdocs, Ltd.*	2,400	64,512
Broadridge Financial Solutions, Inc.	8,580	172,458
Cass Information Systems, Inc.	100	2,986
China Information Security Technology, Inc.*	200	1,108
Ciber, Inc.*	800	3,200
Computer Sciences Corp.*	1,800	94,878
CSG Systems International, Inc.*	16,900	270,569
Cybersource Corp.*	100	1,667
ExlService Holdings, Inc.*	100	1,486
Fidelity National Information Services, Inc.	1,300	33,163
Forrester Research, Inc.*	300	7,992
Genpact, Ltd.*	800	9,840
Global Cash Access Holdings, Inc.*	9,968	72,866
iGate Corp.	300	2,574
infoGROUP, Inc.*	400	2,804
Mastercard, Inc. Class A	3,300	667,095
Ness Technologies, Inc.*	400	3,156
Online Resources Corp.*	300	1,851
RightNow Technologies, Inc.*	300	4,332
TNS, Inc.*	300	8,220
VeriFone Holdings, Inc.*	2,100	33,369
Virtusa Corp.*	100	949
Wright Express Corp.*	3,839	113,289
		2,504,988
Leisure Equipment & Products (0.2%)
Brunswick Corp.	1,100	13,178
Marine Products Corp.	100	553
Mattel, Inc.	11,400	210,444
RC2 Corp.*	200	2,850
Smith & Wesson Holding Corp.*	4,700	24,581
Sturm, Ruger & Co., Inc.	300	3,882
		255,488
Life Sciences Tools & Services (0.5%)
Accelrys, Inc.*	300	1,740
Albany Molecular Research, Inc.*	300	2,598
Bio-Rad Laboratories, Inc. Class A*	200	18,376
Dionex Corp.*	7,100	461,287
Enzo Biochem, Inc.*	400	2,832
eResearchTechnology, Inc.*	7,500	52,500
Kendle International, Inc.*	200	3,344
Sequenom, Inc.*	700	2,261
Waters Corp.*	1,600	89,376
		634,314

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Machinery (1.9%)
3D Systems Corp.*	200	$1,846
Altra Holdings, Inc.*	300	3,357
American Railcar Industries, Inc.	300	3,183
Ampco-Pittsburgh Corp.	100	2,659
Blount International, Inc.*	400	3,788
Caterpillar, Inc.	28,100	1,442,373
Chart Industries, Inc.*	200	4,318
China Fire & Security Group, Inc.*	100	1,920
Crane Co.	3,174	81,921
Dynamic Materials Corp.	100	1,996
Eaton Corp.	4,000	226,360
EnPro Industries, Inc.*	200	4,572
Federal Signal Corp.	100	719
Flanders Corp.*	300	1,548
Flowserve Corp.	1,300	128,102
Force Protection, Inc.*	1,000	5,460
FreightCar America, Inc.	100	2,430
Illinois Tool Works, Inc.	13,400	572,314
John Bean Technologies Corp.	300	5,451
L.B. Foster Co. Class A*	100	3,058
Mueller Water Products, Inc. Class A	1,100	6,028
NACCO Industries, Inc. Class A	100	6,007
Navistar International Corp.*	200	7,484
Nordson Corp.	700	39,263
RBC Bearings, Inc.*	300	6,999
Sun Hydraulics Corp.	100	2,106
Tennant Co.	1,045	30,368
The Gorman-Rupp Co.	100	2,491
The Middleby Corp.*	200	11,002
Titan International, Inc.	300	2,670
		2,611,793
Marine (0.0%)
Eagle Bulk Shipping, Inc.	600	3,078
Genco Shipping & Trading, Ltd.	300	6,234
Horizon Lines, Inc. Class A	300	1,905
		11,217
Media (3.8%)
Ascent Media Corp. Class A*	200	5,120
Belo Corp. Class A	600	3,246
Central European Media Enterprises, Ltd. Class A*	300	10,275
CKX, Inc.*	700	4,697
Comcast Corp. Class A	61,300	1,035,357
E.W. Scripps Co. Class A*	100	750
Global Sources, Ltd.*	200	1,374
Harte-Hanks, Inc.	1,795	24,825
Marvel Entertainment, Inc.*	10,900	540,858
Mediacom Communications Corp. Class A*	500	2,880
Morningstar, Inc.*	200	9,712
National CineMedia, Inc.	11,700	198,549
News Corp. Class A	20,400	244,596
Outdoor Channel Holdings, Inc.*	200	1,308
Primedia, Inc.	200	504
Time Warner Cable, Inc.	2,900	124,961
Time Warner, Inc.	101,600	2,924,048
Virgin Media, Inc.	3,555	49,485
Warner Music Group Corp.*	600	3,318
		5,185,863

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Metals & Mining (2.3%)
A.M. Castle & Co.	200	$1,988
Alcoa, Inc.	28,200	369,984
Allied Nevada Gold Corp.*	500	4,895
Brush Engineered Materials, Inc.*	100	2,446
Freeport-McMoRan Copper & Gold, Inc.	11,900	816,459
General Moly, Inc.*	700	2,205
General Steel Holdings, Inc.*	200	778
Haynes International, Inc.*	100	3,182
Hecla Mining Co.*	2,400	10,536
Horsehead Holding Corp.*	300	3,516
Newmont Mining Corp.	24,965	1,098,959
Nucor Corp.	8,500	399,585
Stillwater Mining Co.*	5,200	34,944
Walter Energy, Inc.	5,800	348,348
Worthington Industries, Inc.	6,075	84,443
		3,182,268
Multi-Utilities (3.5%)
CH Energy Group, Inc.	1,657	73,422
Dominion Resources, Inc.	5,700	196,650
PG&E Corp.	32,100	1,299,729
Public Service Enterprise Group, Inc.	98,000	3,081,120
TECO Energy, Inc.	3,869	54,475
Xcel Energy, Inc.	4,300	82,732
		4,788,128
Multiline Retail (1.3%)
99 Cents Only Stores*	8,900	119,705
Dollar Tree, Inc.*	1,300	63,284
Family Dollar Stores, Inc.	24,500	646,800
Fred’s, Inc. Class A	17,300	220,229
J.C. Penney Co., Inc.	21,300	718,875
Retail Ventures, Inc.*	200	1,054
Tuesday Morning Corp.*	300	1,248
		1,771,195
Oil, Gas & Consumable Fuels (8.7%)
Alpha Natural Resources, Inc.*	1,958	68,726
Anadarko Petroleum Corp.	1,800	112,914
Apache Corp.	32,700	3,002,841
Atlas Pipeline Partners LP	511	3,735
BPZ Resources, Inc.*	900	6,768
Brigham Exploration Co.*	500	4,540
Cheniere Energy, Inc.*	600	1,758
Chesapeake Energy Corp.	37,200	1,056,480
Chevron Corp.	1,400	98,602
Clayton Williams Energy, Inc.*	200	6,024
Clean Energy Fuels Corp.*	300	4,323
ConocoPhillips	52,200	2,357,352
Consol Energy, Inc.	500	22,555
Contango Oil & Gas Co.*	100	5,106
Crosstex Energy, Inc.	500	2,640
Devon Energy Corp.	21,400	1,440,862
DHT Maritime, Inc.	600	2,256
Exxon Mobil Corp.	20,309	1,393,401
Frontline, Ltd.	600	14,034
FX Energy, Inc.*	500	1,615
General Maritime Corp.	600	4,644
Golar LNG, Ltd.	300	3,318
Gran Tierra Energy, Inc.*	2,356	9,801
Gulfport Energy Corp.*	200	1,748

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Oil, Gas & Consumable Fuels
Harvest Natural Resources, Inc.*	400	$2,052
International Coal Group, Inc.*	1,000	4,030
James River Coal Co.*	4,400	84,084
Knightsbridge Tankers, Ltd.	200	2,608
Newfield Exploration Co.*	900	38,304
Nordic American Tanker Shipping	600	17,748
Northern Oil & Gas, Inc.*	300	2,520
Petroleum Development Corp.*	600	11,196
Petroquest Energy, Inc.*	400	2,596
Rex Energy Corp.*	2,000	16,700
Rosetta Resources, Inc.*	1,700	24,973
Sabine Royalty Trust	100	4,036
Ship Finance International, Ltd.	400	4,916
Teekay Corp.	500	10,935
Teekay Tankers, Ltd. Class A	100	835
USEC, Inc.*	1,300	6,097
VAALCO Energy, Inc.	700	3,220
Valero Energy Corp.	102,600	1,989,414
W&T Offshore, Inc.	2,500	29,275
		11,881,582
Paper & Forest Products (0.8%)
Buckeye Technologies, Inc.*	500	5,365
Clearwater Paper Corp.*	100	4,133
Domtar Corp.*	100	3,522
Glatfelter	500	5,740
International Paper Co.	19,800	440,154
Neenah Paper, Inc.	800	9,416
Weyerhaeuser Co.	16,800	615,720
		1,084,050
Personal Products (0.1%)
American Oriental Bioengineering, Inc.*	800	3,888
China Sky One Medical, Inc.*	100	1,319
Elizabeth Arden, Inc.*	700	8,239
Herbalife, Ltd.	800	26,192
Mead Johnson Nutrition Co. Class A	400	18,044
Prestige Brands Holdings, Inc.*	300	2,112
Revlon, Inc. Class A*	2,100	10,206
		70,000
Pharmaceuticals (5.0%)
Acura Pharmaceuticals, Inc.*	100	511
Ardea Biosciences, Inc.*	200	3,664
BioMimetic Therapeutics, Inc.*	100	1,221
BMP Sunstone Corp.*	400	1,628
Bristol-Myers Squibb Co.	144,880	3,262,697
Cadence Pharmaceuticals, Inc.*	400	4,424
Caraco Pharmaceutical Laboratories, Ltd.*	100	509
Cypress Bioscience, Inc.*	500	4,085
Depomed, Inc.*	600	2,622
Impax Laboratories, Inc.*	700	6,118
Indevus Pharmaceuticals, Inc. - (Escrow shares)*^	2,200	0
Inspire Phamaceuticals, Inc.*	500	2,610
MAP Pharmaceuticals, Inc.*	100	1,046
Mylan, Inc.*	6,200	99,262
Nektar Therapeutics*	2,100	20,454
Optimer Pharmaceuticals, Inc.*	400	5,412
Pain Therapeutics, Inc.*	400	2,024
Pfizer, Inc.	18,040	298,562
POZEN, Inc.*	300	2,208

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Pharmaceuticals
Salix Pharmaceuticals, Ltd.*	400	$8,504
Schering-Plough Corp.	13,300	375,725
Sepracor, Inc.*	33,932	777,043
Valeant Pharmaceuticals International*	29,500	827,770
Vivus, Inc.*	900	9,405
Wyeth	23,500	1,141,630
		6,859,134
Professional Services (0.0%)
CDI Corp.	100	1,405
CRA International, Inc.*	100	2,729
Exponent, Inc.*	100	2,817
First Advantage Corp.*	100	1,855
Heidrick & Struggles International, Inc.	100	2,326
Hill International, Inc.*	300	2,130
ICF International, Inc.*	100	3,032
Kelly Services, Inc. Class A	300	3,690
Kforce, Inc.*	200	2,404
Odyssey Marine Exploration, Inc.*	500	930
On Assignment, Inc.*	400	2,340
School Specialty, Inc.*	200	4,744
Spherion Corp.*	400	2,484
The Advisory Board Co.*	200	5,028
TrueBlue, Inc.*	300	4,221
Volt Information Sciences, Inc.*	100	1,222
		43,357
Real Estate Investment Trusts (3.7%)
American Capital Agency Corp.	100	2,845
Annaly Capital Management, Inc.	107,786	1,955,238
Ashford Hospitality Trust, Inc.*	700	2,422
Cedar Shopping Centers, Inc.	400	2,580
Chimera Investment Corp.	8,371	31,977
Cogdell Spencer, Inc.	300	1,440
Cousins Properties, Inc.	11	91
DuPont Fabros Technology, Inc.*	300	3,999
Education Realty Trust, Inc.	300	1,779
Equity Residential	4,200	128,940
FelCor Lodging Trust, Inc.	500	2,265
First Industrial Realty Trust, Inc.	400	2,100
First Potomac Realty Trust	300	3,468
Franklin Street Properties Corp.	735	9,629
Getty Realty Corp.	100	2,454
HCP, Inc.	36,257	1,042,026
Health Care REIT, Inc.	18,287	761,105
Hersha Hospitality Trust	500	1,550
Investors Real Estate Trust	700	6,328
iStar Financial, Inc.*	900	2,736
Kite Realty Group Trust	500	2,085
Lexington Realty Trust	749	3,820
LTC Properties, Inc.	300	7,212
Medical Properties Trust, Inc.	900	7,029
Mission West Properties, Inc.	300	2,019
Monmouth Real Estate Investment Corp. Class A	200	1,392
NorthStar Realty Finance Corp.	600	2,106
Parkway Properties, Inc.	200	3,940
Pennsylvania Real Estate Investment Trust	500	3,805
Public Storage	289	21,744
Ramco-Gershenson Properties Trust	200	1,784
Saul Centers, Inc.	100	3,210
Simon Property Group, Inc.	12,575	873,082
Sun Communities, Inc.	200	4,304

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Real Estate Investment Trusts
The Macerich Co.	20	$607
U-Store-It Trust	500	3,125
Universal Health Realty Income Trust	100	3,255
Urstadt Biddle Properties, Class A	200	2,918
Ventas, Inc.	2,979	114,692
Winthrop Realty Trust	100	974
		5,028,075
Real Estate Management & Development (0.0%)
Altisource Portfolio Solutions SA*	1,860	26,858
Forest City Enterprises, Inc. Class A	200	2,674
Tejon Ranch Co.*	100	2,568
		32,100
Road & Rail (1.4%)
Celadon Group, Inc.*	200	2,262
CSX Corp.	40,900	1,712,074
Dollar Thrifty Automotive Group, Inc.*	300	7,377
Marten Transport, Ltd.*	500	8,530
Saia, Inc.*	100	1,608
Union Pacific Corp.	2,000	116,700
YRC Worldwide, Inc.*	500	2,225
		1,850,776
Semiconductors & Semiconductor Equipment (7.7%)
Actel Corp.*	300	3,651
Advanced Analogic Technologies, Inc.*	500	1,985
Advanced Energy Industries, Inc.*	400	5,696
Advanced Micro Devices, Inc.*	5,965	33,762
Amkor Technology, Inc.*	275	1,892
Anadigics, Inc.*	700	3,297
Analog Devices, Inc.	700	19,306
Applied Micro Circuits Corp.*	800	7,992
Atmel Corp.*	6,037	25,295
Broadcom Corp. Class A*	25,500	782,595
Brooks Automation, Inc.*	600	4,638
Ceva, Inc.*	300	3,225
Cirrus Logic, Inc.*	800	4,448
Cohu, Inc.	200	2,712
Cree, Inc.*	4,100	150,675
DSP Group, Inc.*	200	1,628
Entegris, Inc.*	1,200	5,940
Entropic Communications, Inc.*	600	1,644
Exar Corp.*	400	2,940
FEI Co.*	1,700	41,905
Integrated Device Technology, Inc.*	2,100	14,196
Intel Corp.	104,600	2,047,022
Intersil Corp. Class A	2,300	35,213
IXYS Corp.	300	2,553
Kla-Tencor Corp.	6,100	218,746
Kopin Corp.*	800	3,840
Kulicke & Soffa Industries, Inc.*	500	3,015
Linear Technology Corp.	31,100	859,293
LSI Corp.*	8,000	43,920
Marvell Technology Group, Ltd.*	5,400	87,426
Maxim Integrated Products, Inc.	7,300	132,422
Micrel, Inc.	600	4,890
MIPS Technologies, Inc.*	500	1,885
MKS Instruments, Inc.*	9,600	185,184
Nvidia Corp.*	92,600	1,391,778
Pericom Semiconductor Corp.*	300	2,943

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Semiconductors & Semiconductor Equipment
Photronics, Inc.*	600	$2,844
RF Micro Devices, Inc.*	2,800	15,204
Rubicon Technology, Inc.*	100	1,484
Rudolph Technologies, Inc.*	300	2,220
Semitool, Inc.*	300	2,535
Semtech Corp.*	17,527	298,134
Silicon Image, Inc.*	800	1,944
Silicon Laboratories, Inc.*	13,500	625,860
Standard Microsystems Corp.*	200	4,642
Supertex, Inc.*	100	3,000
Techwell, Inc.*	200	2,196
Tessera Technologies, Inc.*	4,600	128,294
Texas Instruments, Inc.	136,367	3,230,534
Ultratech, Inc.*	300	3,969
Veeco Instruments, Inc.*	300	6,996
Volterra Semiconductor Corp.*	200	3,674
Zoran Corp.*	400	4,608
		10,477,690
Software (3.8%)
Actuate Corp.*	500	2,890
Advent Software, Inc.*	3,500	140,875
ANSYS, Inc.*	766	28,702
AsiaInfo Holdings, Inc.*	9,100	181,727
Autodesk, Inc.*	20,500	487,900
Blackbaud, Inc.	632	14,662
Bottomline Technologies, Inc.*	200	2,580
Deltek, Inc.*	200	1,538
DemandTec, Inc.*	200	1,766
Double-Take Software, Inc.*	200	2,038
Electronic Arts, Inc.*	13,000	247,650
Epicor Software Corp.*	600	3,822
FalconStor Software, Inc.*	400	1,988
i2 Technologies, Inc.*	200	3,208
Interactive Intelligence, Inc.*	100	1,911
Kenexa Corp.*	200	2,696
Manhattan Associates, Inc.*	200	4,040
Micros Systems, Inc.*	4,300	129,817
Microsoft Corp.	1,400	36,246
MicroStrategy, Inc. Class A*	100	7,154
Monotype Imaging Holdings, Inc.*	200	1,682
MSC.Software Corp.*	600	5,046
Novell, Inc.*	4,442	20,034
Opnet Technologies, Inc.	100	1,093
Parametric Technology Corp.*	176	2,432
PROS Holdings, Inc.*	300	2,526
Radiant Systems, Inc.*	300	3,222
Red Hat, Inc.*	49,260	1,361,546
Renaissance Learning, Inc.	100	994
Rosetta Stone, Inc.*	100	2,296
S1 Corp.*	700	4,326
Salesforce.com, Inc.*	7,400	421,282
Smith Micro Software, Inc.*	300	3,708
SolarWinds, Inc.*	100	2,203
SonicWALL, Inc.*	600	5,040
Sourcefire, Inc.*	200	4,294
SPSS, Inc.*	2,300	114,885
SuccessFactors, Inc.*	400	5,628
Sybase, Inc.*	35,700	1,388,730
Symyx Technologies, Inc.*	400	2,648
Take-Two Interactive Software, Inc.*	40,400	452,884
TeleCommunication Systems, Inc. Class A*	400	3,344
THQ, Inc.*	6,400	43,776

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Software
TIBCO Software, Inc.*	2,556	$24,257
Ultimate Software Group, Inc.*	600	17,232
Websense, Inc.*	1,600	26,880
		5,225,198
Specialty Retail (2.5%)
Aaron’s, Inc.	1,800	47,520
Aeropostale, Inc.*	13,900	604,233
America’s Car-Mart, Inc.*	100	2,395
AutoNation, Inc.*	33,819	611,447
Big 5 Sporting Goods Corp.	200	3,020
Borders Group, Inc.*	600	1,866
Brown Shoe Co., Inc.	500	4,010
Charlotte Russe Holding, Inc.*	200	3,500
Charming Shoppes, Inc.*	1,100	5,401
Christopher & Banks Corp.	400	2,708
Citi Trends, Inc.*	200	5,694
Conn’s, Inc.*	100	1,129
Dress Barn, Inc.*	1,700	30,481
DSW, Inc. Class A*	100	1,597
Genesco, Inc.*	200	4,814
Haverty Furniture Cos., Inc.*	200	2,362
Home Depot, Inc.	15,100	402,264
HOT Topic, Inc.*	1,548	11,595
Lumber Liquidators, Inc.*	100	2,169
Monro Muffler, Inc.	4,200	133,518
New York & Co., Inc.*	300	1,536
Pacific Sunwear of California, Inc.*	700	3,605
Penske Auto Group, Inc.	15,900	304,962
PEP Boys-Manny, Moe & Jack	600	5,862
RadioShack Corp.	1,860	30,820
Rent-A-Center, Inc.*	23,300	439,904
Shoe Carnival, Inc.*	100	1,542
Sonic Automotive, Inc. Class A	300	3,150
Stage Stores, Inc.	400	5,184
Stein Mart, Inc.*	200	2,542
Talbots, Inc.	300	2,769
The Finish Line, Inc. Class A	500	5,080
The Gap, Inc.	30,300	648,420
The Wet Seal, Inc. Class A*	1,100	4,158
TJX Cos., Inc.	2,500	92,875
West Marine, Inc.*	100	786
Zumiez, Inc.*	100	1,641
		3,436,559
Textiles, Apparel & Luxury Goods (0.2%)
American Apparel, Inc.*	400	1,404
CROCS, Inc.*	500	3,325
FGX International Holdings, Ltd.*	100	1,395
Fossil, Inc.*	3,928	111,752
G-III Apparel Group, Ltd.*	100	1,415
K-Swiss, Inc. Class A	1,500	13,185
Liz Claiborne, Inc.	900	4,437
Maidenform Brands, Inc.*	200	3,212
Movado Group, Inc.	100	1,453
Oxford Industries, Inc.	100	1,970
Polo Ralph Lauren Corp.	1,400	107,268
Quiksilver, Inc.*	1,000	2,750
Steven Madden, Ltd.*	200	7,362
The Warnaco Group, Inc.*	1,700	74,562
Volcom, Inc.*	200	3,296

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Textiles, Apparel & Luxury Goods
Weyco Group, Inc.	100	$2,290
		341,076
Thrifts & Mortgage Finance (0.2%)
Abington Bancorp, Inc.	300	2,322
Bank Mutual Corp.	695	6,144
BankFinancial Corp.	300	2,874
Beneficial Mutual Bancorp, Inc.*	400	3,652
Berkshire Hills Bancorp, Inc.	100	2,194
Danvers Bancorp, Inc.	200	2,718
Dime Community Bancshares	7,900	90,297
ESSA Bancorp, Inc.	200	2,642
First Financial Northwest, Inc.	300	1,746
Flushing Financial Corp.	200	2,280
Home Federal Bancorp, Inc.	200	2,284
Meridian Interstate Bancorp, Inc.*	100	850
New York Community Bancorp, Inc.	4,800	54,816
NewAlliance Bancshares, Inc.	1,100	11,770
OceanFirst Financial Corp.	100	1,160
Oritani Financial Corp.	200	2,728
Provident New York Bancorp	400	3,820
Roma Financial Corp.	200	2,486
The PMI Group, Inc.	500	2,125
Trustco Bank Corp. NY	16,510	103,187
United Financial Bancorp, Inc.	200	2,316
ViewPoint Financial Group	100	1,404
Westfield Financial, Inc.	400	3,388
		309,203
Tobacco (0.2%)
Alliance One International, Inc.*	1,000	4,480
Philip Morris International, Inc.	2,900	141,346
Reynolds American, Inc.	2,800	124,656
Star Scientific, Inc.*	1,000	930
Universal Corp.	100	4,182
		275,594
Trading Companies & Distributors (0.0%)
Aceto Corp.	300	1,980
Aircastle, Ltd.	400	3,868
H&E Equipment Services, Inc.*	300	3,399
Houston Wire & Cable Co.	200	2,210
Interline Brands, Inc.*	300	5,055
Rush Enterprises, Inc. Class A*	500	6,460
TAL International Group, Inc.	200	2,844
		25,816
Water Utilities (0.0%)
Connecticut Water Service, Inc.	100	2,239
Consolidated Water Co., Inc.	100	1,633
Middlesex Water Co.	100	1,508
SJW Corp.	900	20,565
		25,945
Wireless Telecommunication Services (0.6%)
iPCS, Inc.*	200	3,480
Leap Wireless International, Inc.*	700	13,685
NTELOS Holdings Corp.	400	7,064
Shenandoah Telecommunications Co.	500	8,975
Sprint Nextel Corp.*	33,580	132,641

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Wireless Telecommunication Services
Syniverse Holdings, Inc.*	9,800	$171,500
Telephone & Data Systems, Inc.	6,500	201,565
United States Cellular Corp.*	4,903	191,560
USA Mobility, Inc.	2,300	29,624
Virgin Mobile USA, Inc.*	400	2,000
		762,094

TOTAL COMMON STOCKS (Cost $148,401,620)		160,618,890

TOTAL LONG STOCK POSITIONS (Cost $148,401,620)		160,618,890

	Par (000)
SHORT-TERM INVESTMENT (1.3%)
State Street Bank and Trust Co. Euro Time Deposit, 0.010%, 10/01/09 (Cost $1,809,000)	$1,809	1,809,000

TOTAL INVESTMENTS AT VALUE (118.7%) (Cost $150,210,620)		162,427,890

TOTAL SECURITIES SOLD SHORT (-18.6%) (Proceeds $-22,596,723)		(25,502,211)

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.1%)		(121,374)

NET ASSETS (100.0%)		$136,804,305

	Number of Shares
SHORT STOCK POSITIONS (-18.6%)
COMMON STOCKS (-18.6%)
Aerospace & Defense (-0.5%)
AAR Corp.*	(1,200)	(26,328)
Alliant Techsystems, Inc.*	(400)	(31,140)
BE Aerospace, Inc.*	(1,400)	(28,196)
Ceradyne, Inc.*	(1,000)	(18,330)
Curtiss-Wright Corp.	(700)	(23,891)
DynCorp International, Inc. Class A*	(900)	(16,200)
Esterline Technologies Corp.*	(800)	(31,368)
General Dynamics Corp.	(1,200)	(77,520)
Goodrich Corp.	(400)	(21,736)
Hexcel Corp.*	(2,100)	(24,024)
L-3 Communications Holdings, Inc.	(700)	(56,224)
Moog, Inc. Class A*	(700)	(20,650)
Orbital Sciences Corp.*	(1,400)	(20,958)
Precision Castparts Corp.	(700)	(71,309)
Rockwell Collins, Inc.	(700)	(35,560)
Stanley, Inc.*	(500)	(12,860)
Teledyne Technologies, Inc.*	(600)	(21,594)
The Boeing Co.	(1,200)	(64,980)
TransDigm Group, Inc.*	(600)	(29,886)
Triumph Group, Inc.	(500)	(23,995)
		(656,749)
Air Freight & Logistics (-0.2%)
Atlas Air Worldwide Holdings, Inc.*	(800)	(25,576)
CH Robinson Worldwide, Inc.	(400)	(23,100)
Expeditors International of Washington, Inc.	(1,300)	(45,695)
Forward Air Corp.	(500)	(11,575)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Air Freight & Logistics
HUB Group, Inc. Class A*	(1,000)	$(22,850)
United Parcel Service, Inc. Class B	(1,700)	(95,999)
		(224,795)
Airlines (-0.1%)
Alaska Air Group, Inc.*	(200)	(5,358)
AMR Corp.*	(4,400)	(34,980)
Continental Airlines, Inc. Class B*	(2,000)	(32,880)
Delta Air Lines, Inc.*	(4,600)	(41,216)
Hawaiian Holdings, Inc.*	(2,800)	(23,128)
Republic Airways Holdings, Inc.*	(1,800)	(16,794)
Southwest Airlines Co.	(4,400)	(42,240)
		(196,596)
Auto Components (-0.2%)
ArvinMeritor, Inc.	(2,800)	(21,896)
Autoliv, Inc.	(300)	(10,080)
BorgWarner, Inc.	(1,000)	(30,260)
Cooper Tire & Rubber Co.	(1,600)	(28,128)
Drew Industries, Inc.*	(1,100)	(23,859)
Spartan Motors, Inc.	(3,500)	(17,990)
Tenneco, Inc.*	(1,300)	(16,952)
The Goodyear Tire & Rubber Co.*	(1,800)	(30,654)
TRW Automotive Holdings Corp.*	(1,300)	(21,775)
WABCO Holdings, Inc.	(1,100)	(23,100)
		(224,694)
Automobiles (-0.0%)
Harley-Davidson, Inc.	(1,300)	(29,900)
Thor Industries, Inc.	(900)	(27,855)
		(57,755)
Beverages (-0.2%)
Brown-Forman Corp. Class B	(500)	(24,110)
Central European Distribution Corp.*	(800)	(26,208)
Constellation Brands, Inc. Class A*	(1,000)	(15,150)
Hansen Natural Corp.*	(600)	(22,044)
Molson Coors Brewing Co. Class B	(800)	(38,944)
PepsiAmericas, Inc.	(200)	(5,712)
PepsiCo, Inc.	(2,800)	(164,248)
		(296,416)
Biotechnology (-0.4%)
Alexion Pharmaceuticals, Inc.*	(500)	(22,270)
Allos Therapeutics, Inc.*	(1,100)	(7,975)
AMAG Pharmaceuticals, Inc.*	(400)	(17,472)
Amylin Pharmaceuticals, Inc.*	(2,000)	(27,380)
Biogen Idec, Inc.*	(1,100)	(55,572)
BioMarin Pharmaceutical, Inc.*	(900)	(16,272)
Celgene Corp.*	(1,200)	(67,080)
Cepheid, Inc.*	(1,800)	(23,796)
Dendreon Corp.*	(700)	(19,593)
Emergent Biosolutions, Inc.*	(1,200)	(21,192)
Genzyme Corp.*	(1,200)	(68,076)
Gilead Sciences, Inc.*	(1,000)	(46,580)
Onyx Pharmaceuticals, Inc.*	(200)	(5,994)
OSI Pharmaceuticals, Inc.*	(600)	(21,180)
Rigel Pharmaceuticals, Inc.*	(700)	(5,740)
Savient Pharmaceuticals, Inc.*	(700)	(10,640)
Seattle Genetics, Inc.*	(1,700)	(23,851)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Biotechnology
Vertex Pharmaceuticals, Inc.*	(1,000)	$(37,900)
		(498,563)
Building Products (-0.1%)
Lennox International, Inc.	(700)	(25,284)
Masco Corp.	(2,300)	(29,716)
Owens Corning*	(1,200)	(26,940)
Simpson Manufacturing Co., Inc.	(900)	(22,734)
		(104,674)
Capital Markets (-0.5%)
Affiliated Managers Group, Inc.*	(200)	(13,002)
AllianceBernstein Holding LP	(800)	(21,824)
Ameriprise Financial, Inc.	(800)	(29,064)
Cohen & Steers, Inc.	(1,000)	(24,000)
Eaton Vance Corp.	(900)	(25,191)
Federated Investors, Inc. Class B	(900)	(23,733)
Franklin Resources, Inc.	(700)	(70,420)
GFI Group, Inc.	(2,800)	(20,244)
Investment Technology Group, Inc.*	(900)	(25,128)
Janus Capital Group, Inc.	(1,700)	(24,106)
Jefferies Group, Inc.*	(1,200)	(32,676)
KBW, Inc.*	(700)	(22,554)
Knight Capital Group, Inc. Class A*	(1,100)	(23,925)
Legg Mason, Inc.	(1,100)	(34,133)
Northern Trust Corp.	(800)	(46,528)
optionsXpress Holdings, Inc.	(1,000)	(17,280)
Piper Jaffray Cos.*	(300)	(14,316)
Riskmetrics Group, Inc.*	(800)	(11,696)
SEI Investments Co.	(1,300)	(25,584)
Stifel Financial Corp.*	(400)	(21,960)
T. Rowe Price Group, Inc.	(1,000)	(45,700)
TD Ameritrade Holding Corp.*	(1,200)	(23,544)
The Charles Schwab Corp.	(2,400)	(45,960)
		(642,568)
Chemicals (-0.6%)
Air Products & Chemicals, Inc.	(900)	(69,822)
Airgas, Inc.	(700)	(33,859)
Albemarle Corp.	(800)	(27,680)
Arch Chemicals, Inc.	(800)	(23,992)
Celanese Corp. Series A	(1,100)	(27,500)
Cytec Industries, Inc.	(500)	(16,235)
E.I. du Pont de Nemours & Co.	(2,000)	(64,280)
Ecolab, Inc.	(1,100)	(50,853)
FMC Corp.	(600)	(33,750)
H.B. Fuller Co.	(1,100)	(22,990)
International Flavors & Fragrances, Inc.	(800)	(30,344)
Koppers Holdings, Inc.	(800)	(23,720)
Minerals Technologies, Inc.	(100)	(4,756)
Monsanto Co.	(1,100)	(85,140)
Nalco Holding Co.	(1,500)	(30,735)
NewMarket Corp.	(200)	(18,608)
Olin Corp.	(1,500)	(26,160)
OM Group, Inc.*	(800)	(24,312)
PPG Industries, Inc.	(900)	(52,389)
Praxair, Inc.	(900)	(73,521)
Rockwood Holdings, Inc.*	(1,200)	(24,684)
RPM International, Inc.	(1,500)	(27,735)
Sensient Technologies Corp.	(800)	(22,216)
Solutia, Inc.*	(900)	(10,422)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Chemicals
Valspar Corp.	(100)	$(2,751)
W.R. Grace & Co.*	(1,400)	(30,436)
		(858,890)
Commercial Banks (-0.3%)
Associated Banc-Corp.	(1,900)	(21,698)
Bancorpsouth, Inc.	(1,000)	(24,410)
Bank of Hawaii Corp.	(700)	(29,078)
City National Corp.	(600)	(23,358)
Comerica, Inc.	(1,200)	(35,604)
Commerce Bancshares, Inc.	(300)	(11,172)
Community Bank System, Inc.	(100)	(1,827)
Cullen/Frost Bankers, Inc.	(600)	(30,984)
Fifth Third Bancorp	(1,800)	(18,234)
First Commonwealth Financial Corp.	(1,600)	(9,088)
First Horizon National Corp.*	(1,872)	(24,771)
FirstMerit Corp.	(1,305)	(24,834)
Iberiabank Corp.	(200)	(9,112)
SunTrust Banks, Inc.	(1,400)	(31,570)
SVB Financial Group*	(700)	(30,289)
TCF Financial Corp.	(1,900)	(24,776)
Trustmark Corp.	(400)	(7,620)
Webster Financial Corp.	(1,900)	(23,693)
Wilmington Trust Corp.	(1,600)	(22,720)
		(404,838)
Commercial Services & Supplies (-0.4%)
ABM Industries, Inc.	(1,100)	(23,144)
American Ecology Corp.	(900)	(16,830)
American Reprographics Co.*	(1,900)	(18,088)
Avery Dennison Corp.	(700)	(25,207)
Clean Harbors, Inc.*	(300)	(16,878)
Consolidated Graphics, Inc.*	(900)	(22,455)
Copart, Inc.*	(800)	(26,568)
Corrections Corp. of America*	(1,300)	(29,445)
Covanta Holding Corp.*	(1,500)	(25,500)
Deluxe Corp.	(700)	(11,970)
Ennis, Inc.	(1,300)	(20,969)
Herman Miller, Inc.	(1,100)	(18,601)
Iron Mountain, Inc.*	(1,100)	(29,326)
Knoll, Inc.	(1,900)	(19,817)
M&F Worldwide Corp.*	(500)	(10,120)
Pitney Bowes, Inc.	(1,100)	(27,335)
Republic Services, Inc.	(1,800)	(47,826)
Steelcase, Inc. Class A	(2,800)	(17,388)
Stericycle, Inc.*	(700)	(33,915)
Team, Inc.*	(1,000)	(16,950)
Tetra Tech., Inc.*	(800)	(21,224)
The Brink’s Co.	(800)	(21,528)
The Geo Group, Inc.*	(1,200)	(24,204)
United Stationers, Inc.*	(600)	(28,566)
Viad Corp.	(1,100)	(21,901)
Waste Connections, Inc.*	(900)	(25,974)
		(601,729)
Communications Equipment (-0.3%)
ADC Telecommunications, Inc.*	(2,000)	(16,680)
Avocent Corp.*	(900)	(18,243)
Black Box Corp.	(200)	(5,018)
Blue Coat Systems, Inc.*	(700)	(15,813)
Brocade Communications Systems, Inc.*	(3,700)	(29,082)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Communications Equipment
Ciena Corp.*	(1,700)	$(27,676)
CommScope, Inc.*	(900)	(26,937)
Comtech Telecommunications Corp.*	(700)	(23,254)
EchoStar Corp. Class A*	(600)	(11,076)
Emulex Corp.*	(800)	(8,232)
F5 Networks, Inc.*	(800)	(31,704)
Harris Corp.	(1,000)	(37,600)
Hughes Communications, Inc.*	(100)	(3,034)
InterDigital, Inc.*	(1,000)	(23,160)
Plantronics, Inc.	(1,000)	(26,810)
QUALCOMM, Inc.	(2,500)	(112,450)
		(416,769)
Computers & Peripherals (-0.1%)
Dell, Inc.*	(4,600)	(70,196)
Diebold, Inc.	(900)	(29,637)
Imation Corp.	(2,200)	(20,394)
Lexmark International, Inc. Class A*	(1,300)	(28,002)
NCR Corp.*	(1,200)	(16,584)
		(164,813)
Construction & Engineering (-0.2%)
EMCOR Group, Inc.*	(1,100)	(27,852)
Granite Construction, Inc.	(600)	(18,564)
Insituform Technologies, Inc. Class A*	(1,200)	(22,968)
Jacobs Engineering Group, Inc.*	(600)	(27,570)
Layne Christensen Co.*	(600)	(19,230)
MasTec, Inc.*	(1,800)	(21,870)
Orion Marine Group, Inc.*	(200)	(4,108)
Quanta Services, Inc.*	(1,400)	(30,982)
The Shaw Group, Inc.*	(600)	(19,254)
Tutor Perini Corp.*	(1,100)	(23,430)
		(215,828)
Construction Materials (-0.0%)
Eagle Materials, Inc.	(900)	(25,722)
Martin Marietta Materials, Inc.	(100)	(9,207)
Vulcan Materials Co.	(600)	(32,442)
		(67,371)
Consumer Finance (-0.1%)
AmeriCredit Corp.*	(1,000)	(15,790)
Cash America International, Inc.	(900)	(27,144)
Discover Financial Services	(2,600)	(42,198)
EZCORP, Inc. Class A*	(1,700)	(23,222)
Nelnet, Inc. Class A*	(1,000)	(12,440)
SLM Corp.*	(2,100)	(18,312)
		(139,106)
Containers & Packaging (-0.2%)
Aptargroup, Inc.	(600)	(22,416)
Ball Corp.	(700)	(34,440)
Bemis Co., Inc.	(700)	(18,137)
Greif, Inc. Class A	(600)	(33,030)
Owens-Illinois, Inc.*	(1,100)	(40,590)
Packaging Corp. of America	(1,300)	(26,520)
Rock-Tenn Co. Class A	(600)	(28,266)
Sealed Air Corp.	(400)	(7,852)
Silgan Holdings, Inc.	(400)	(21,092)
Sonoco Products Co.	(1,100)	(30,294)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Containers & Packaging
Temple-Inland, Inc.	(1,500)	$(24,630)
		(287,267)
Distributors (-0.0%)
Genuine Parts Co.	(1,000)	(38,060)
LKQ Corp.*	(1,400)	(25,956)
		(64,016)
Diversified Consumer Services (-0.1%)
DeVry, Inc.	(600)	(33,192)
H&R Block, Inc.	(1,700)	(31,246)
K12, Inc.*	(800)	(13,184)
Matthews International Corp. Class A	(300)	(10,614)
Service Corp. International	(3,600)	(25,236)
Sotheby’s	(1,400)	(24,122)
		(137,594)
Diversified Financial Services (-0.1%)
CME Group, Inc.	(100)	(30,819)
Financial Federal Corp.	(400)	(9,872)
Interactive Brokers Group, Inc. Class A*	(100)	(1,987)
IntercontinentalExchange, Inc.*	(400)	(38,876)
Leucadia National Corp.*	(1,300)	(32,136)
NYSE Euronext	(800)	(23,112)
The NASDAQ OMX Group, Inc.*	(1,300)	(27,365)
		(164,167)
Diversified Telecommunication Services (-0.1%)
CenturyTel, Inc.	(1,500)	(50,400)
Frontier Communications Corp.	(3,800)	(28,652)
Iowa Telecommunications Services, Inc.	(1,800)	(22,680)
Windstream Corp.	(3,800)	(38,494)
		(140,226)
Electric Utilities (-0.5%)
Allegheny Energy, Inc.	(1,200)	(31,824)
Allete, Inc.	(800)	(26,856)
Cleco Corp.	(400)	(10,032)
Duke Energy Corp.	(4,600)	(72,404)
El Paso Electric Co.*	(1,200)	(21,204)
Entergy Corp.	(800)	(63,888)
FPL Group, Inc.	(1,400)	(77,322)
Great Plains Energy, Inc.	(1,400)	(25,130)
IDACORP, Inc.	(900)	(25,911)
ITC Holdings Corp.	(600)	(27,270)
Northeast Utilities	(500)	(11,870)
NV Energy, Inc.	(2,300)	(26,657)
Pepco Holdings, Inc.	(2,100)	(31,248)
PNM Resources, Inc.	(500)	(5,840)
Portland General Electric Co.	(1,200)	(23,664)
Progress Energy, Inc.	(1,200)	(46,872)
The Empire District Electric Co.	(1,100)	(19,899)
UIL Holdings Corp.	(700)	(18,473)
Unisource Energy Corp.	(800)	(24,600)
Westar Energy, Inc.	(1,300)	(25,363)
		(616,327)
Electrical Equipment (-0.3%)
A.O. Smith Corp.	(500)	(19,050)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Electrical Equipment
Acuity Brands, Inc.	(800)	$(25,768)
AMETEK, Inc.	(900)	(31,419)
AZZ, Inc.*	(600)	(24,102)
Baldor Electric Co.	(800)	(21,872)
Brady Corp. Class A	(700)	(20,104)
Emerson Electric Co.	(1,900)	(76,152)
General Cable Corp.*	(600)	(23,490)
GrafTech International, Ltd.*	(1,700)	(24,990)
Hubbell, Inc. Class B	(200)	(8,400)
Polypore International, Inc.*	(1,600)	(20,656)
Regal-Beloit Corp.	(600)	(27,426)
Rockwell Automation, Inc.	(300)	(12,780)
Roper Industries, Inc.	(700)	(35,686)
Thomas & Betts Corp.*	(500)	(15,040)
Woodward Governor Co.	(1,000)	(24,260)
		(411,195)
Electronic Equipment, Instruments & Components (-0.3%)
Agilent Technologies, Inc.*	(1,800)	(50,094)
Amphenol Corp. Class A	(1,100)	(41,448)
Anixter International, Inc.*	(600)	(24,066)
Arrow Electronics, Inc.*	(1,100)	(30,965)
Avnet, Inc.*	(1,100)	(28,567)
AVX Corp.	(1,600)	(19,088)
Benchmark Electronics, Inc.*	(1,300)	(23,400)
Cogent, Inc.*	(1,600)	(16,160)
Itron, Inc.*	(400)	(25,656)
Jabil Circuit, Inc.	(800)	(10,728)
National Instruments Corp.	(1,000)	(27,630)
Plexus Corp.*	(700)	(18,438)
SYNNEX Corp.*	(300)	(9,144)
Trimble Navigation, Ltd.*	(1,200)	(28,692)
Vishay Intertechnology, Inc.*	(1,500)	(11,850)
		(365,926)
Energy Equipment & Services (-0.5%)
Baker Hughes, Inc.	(1,400)	(59,724)
Bristow Group, Inc.*	(300)	(8,907)
Cal Dive International, Inc.*	(300)	(2,967)
Cameron International Corp.*	(1,200)	(45,384)
Complete Production Services, Inc.*	(1,300)	(14,690)
Dril-Quip, Inc.*	(400)	(19,856)
ENSCO International, Inc.	(300)	(12,762)
Exterran Holdings, Inc.*	(1,200)	(28,488)
GulfMark Offshore, Inc.*	(700)	(22,918)
Helix Energy Solutions Group, Inc.*	(2,000)	(29,960)
Helmerich & Payne, Inc.	(900)	(35,577)
Hornbeck Offshore Services, Inc.*	(900)	(24,804)
Lufkin Industries, Inc.	(500)	(26,590)
Nabors Industries, Ltd.*	(2,000)	(41,800)
NATCO Group, Inc. Class A*	(400)	(17,712)
National-Oilwell Varco, Inc.*	(1,600)	(69,008)
Oil States International, Inc.*	(900)	(31,617)
Patterson-UTI Energy, Inc.	(1,900)	(28,690)
Pride International, Inc.*	(1,200)	(36,528)
Seahawk Drilling, Inc.*	(46)	(1,430)
Smith International, Inc.	(1,400)	(40,180)
Superior Energy Services, Inc.*	(1,300)	(29,276)
T-3 Energy Services, Inc.*	(1,100)	(21,670)
Tetra Technologies, Inc.*	(2,700)	(26,163)
Tidewater, Inc.	(400)	(18,836)
Unit Corp.*	(800)	(33,000)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Energy Equipment & Services
Willbros Group, Inc.*	(100)	$(1,523)
		(730,060)
Food & Staples Retailing (-0.3%)
BJ’s Wholesale Club, Inc.*	(800)	(28,976)
Costco Wholesale Corp.	(1,200)	(67,752)
CVS Caremark Corp.	(3,200)	(114,368)
Ruddick Corp.	(800)	(21,296)
Safeway, Inc.	(2,500)	(49,300)
SUPERVALU, Inc.	(2,000)	(30,120)
Sysco Corp.	(2,500)	(62,125)
The Pantry, Inc.*	(200)	(3,136)
Walgreen Co.	(2,600)	(97,422)
		(474,495)
Food Products (-0.3%)
Campbell Soup Co.	(1,300)	(42,406)
ConAgra Foods, Inc.	(2,400)	(52,032)
Corn Products International, Inc.	(900)	(25,668)
Darling International, Inc.*	(900)	(6,615)
Flowers Foods, Inc.	(1,000)	(26,290)
Hormel Foods Corp.	(700)	(24,864)
Kellogg Co.	(1,300)	(63,999)
McCormick & Co., Inc.	(1,000)	(33,940)
Ralcorp Holdings, Inc.*	(500)	(29,235)
Sanderson Farms, Inc.	(500)	(18,820)
The Hain Celestial Group, Inc.*	(400)	(7,668)
The Hershey Co.	(1,000)	(38,860)
The J.M. Smucker Co.	(700)	(37,107)
Tootsie Roll Industries, Inc.	(900)	(21,402)
TreeHouse Foods, Inc.*	(500)	(17,835)
		(446,741)
Gas Utilities (-0.3%)
AGL Resources, Inc.	(800)	(28,216)
Atmos Energy Corp.	(900)	(25,362)
Energen Corp.	(700)	(30,170)
EQT Corp.	(900)	(38,340)
National Fuel Gas Co.	(800)	(36,648)
New Jersey Resources Corp.	(600)	(21,786)
Nicor, Inc.	(600)	(21,954)
Northwest Natural Gas Co.	(500)	(20,830)
ONEOK, Inc.	(900)	(32,958)
Questar Corp.	(1,100)	(41,316)
South Jersey Industries, Inc.	(700)	(24,710)
Southwest Gas Corp.	(900)	(23,022)
Suburban Propane Partners LP	(200)	(8,364)
The Laclede Group, Inc.	(600)	(19,296)
UGI Corp.	(400)	(10,024)
WGL Holdings, Inc.	(800)	(26,512)
		(409,508)
Health Care Equipment & Supplies (-0.3%)
Analogic Corp.	(400)	(14,808)
CareFusion Corp.*	(750)	(16,350)
CONMED Corp.*	(800)	(15,336)
DENTSPLY International, Inc.	(1,000)	(34,540)
Edwards Lifesciences Corp.*	(200)	(13,982)
Gen-Probe, Inc.*	(600)	(24,864)
Haemonetics Corp.*	(400)	(22,448)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Health Care Equipment & Supplies
Hologic, Inc.*	(1,800)	$(29,412)
Hospira, Inc.*	(300)	(13,380)
Idexx Laboratories, Inc.*	(200)	(10,000)
Immucor, Inc.*	(600)	(10,620)
Inverness Medical Innovations, Inc.*	(400)	(15,492)
Masimo Corp.*	(200)	(5,240)
Meridian Bioscience, Inc.	(700)	(17,507)
NuVasive, Inc.*	(200)	(8,352)
Stryker Corp.	(900)	(40,887)
Teleflex, Inc.	(600)	(28,986)
Volcano Corp.*	(600)	(10,092)
West Pharmaceutical Services, Inc.	(700)	(28,427)
Wright Medical Group, Inc.*	(900)	(16,074)
Zimmer Holdings, Inc.*	(1,000)	(53,450)
		(430,247)
Health Care Providers & Services (-0.5%)
AmerisourceBergen Corp.	(1,600)	(35,808)
Brookdale Senior Living, Inc.	(1,300)	(23,569)
Cardinal Health, Inc.	(2,000)	(53,600)
Centene Corp.*	(1,000)	(18,940)
Chemed Corp.	(600)	(26,334)
DaVita, Inc.*	(700)	(39,648)
Express Scripts, Inc.*	(1,000)	(77,580)
Health Net, Inc.*	(1,500)	(23,100)
Henry Schein, Inc.*	(400)	(21,964)
Humana, Inc.*	(400)	(14,920)
Kindred Healthcare, Inc.*	(900)	(14,607)
Laboratory Corporation of America Holdings*	(600)	(39,420)
LHC Group, Inc.*	(300)	(8,979)
LifePoint Hospitals, Inc.*	(900)	(24,354)
Lincare Holdings, Inc.*	(100)	(3,125)
Mednax, Inc.*	(500)	(27,460)
Molina Healthcare, Inc.*	(100)	(2,069)
Owens & Minor, Inc.	(600)	(27,150)
PharMerica Corp.*	(1,100)	(20,427)
PSS World Medical, Inc.*	(100)	(2,183)
Quest Diagnostics, Inc.	(400)	(20,876)
UnitedHealth Group, Inc.	(2,400)	(60,096)
Universal American Corp.*	(300)	(2,826)
Universal Health Services, Inc. Class B	(400)	(24,772)
VCA Antech, Inc.*	(1,000)	(26,890)
WellCare Health Plans, Inc.*	(1,000)	(24,650)
WellPoint, Inc.*	(600)	(28,416)
		(693,763)
Health Care Technology (-0.1%)
Allscripts-Misys Heathcare Solutions, Inc.	(1,500)	(30,405)
athenahealth, Inc.*	(200)	(7,674)
Eclipsys Corp.*	(500)	(9,650)
HLTH Corp.*	(700)	(10,227)
IMS Health, Inc.	(1,800)	(27,630)
MedAssets, Inc.*	(700)	(15,799)
		(101,385)
Hotels, Restaurants & Leisure (-0.5%)
Ameristar Casinos, Inc.	(1,000)	(15,780)
Bally Technologies, Inc.*	(500)	(19,185)
Bob Evans Farms, Inc.	(700)	(20,342)
Boyd Gaming Corp.*	(2,100)	(22,953)
Brinker International, Inc.	(1,700)	(26,741)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Hotels, Restaurants & Leisure
Burger King Holdings, Inc.	(1,300)	$(22,867)
CEC Entertainment, Inc.*	(800)	(20,688)
Choice Hotels International, Inc.	(800)	(24,848)
CKE Restaurants, Inc.	(2,100)	(22,029)
Cracker Barrel Old Country Store, Inc.	(500)	(17,200)
Darden Restaurants, Inc.	(1,000)	(34,130)
DineEquity, Inc.	(900)	(22,275)
Domino’s Pizza, Inc.*	(2,600)	(22,984)
Gaylord Entertainment Co.*	(1,000)	(20,100)
International Game Technology	(1,700)	(36,516)
International Speedway Corp. Class A	(800)	(22,056)
Life Time Fitness, Inc.*	(700)	(19,635)
Marriott International, Inc. Class A	(1,511)	(41,688)
Monarch Casino & Resort, Inc.*	(1,500)	(16,140)
Penn National Gaming, Inc.*	(400)	(11,064)
Pinnacle Entertainment, Inc.*	(1,800)	(18,342)
Scientific Games Corp. Class A*	(1,500)	(23,745)
Speedway Motorsports, Inc.	(500)	(7,195)
Starbucks Corp.*	(1,200)	(24,780)
Starwood Hotels & Resorts Worldwide, Inc.	(1,200)	(39,636)
The Cheesecake Factory, Inc.*	(1,100)	(20,372)
Tim Hortons, Inc.	(1,200)	(33,960)
Vail Resorts, Inc.*	(600)	(20,124)
Wendy’s/Arby’s Group, Inc. Class A	(4,000)	(18,920)
Wyndham Worldwide Corp.	(1,700)	(27,744)
		(694,039)
Household Durables (-0.3%)
Black & Decker Corp.	(700)	(32,403)
Blyth, Inc.	(600)	(23,238)
D.R. Horton, Inc.	(2,400)	(27,384)
Ethan Allen Interiors, Inc.	(1,300)	(21,450)
Fortune Brands, Inc.	(900)	(38,682)
Harman International Industries, Inc.	(1,000)	(33,880)
KB Home	(1,400)	(23,254)
Lennar Corp. Class A	(1,600)	(22,800)
M.D.C. Holdings, Inc.	(600)	(20,844)
Meritage Homes Corp.*	(1,000)	(20,300)
Mohawk Industries, Inc.*	(700)	(33,383)
Pulte Homes, Inc.	(2,455)	(26,980)
The Ryland Group, Inc.	(1,000)	(21,070)
Toll Brothers, Inc.*	(1,300)	(25,402)
Whirlpool Corp.	(500)	(34,980)
		(406,050)
Household Products (-0.0%)
Church & Dwight Co., Inc.	(600)	(34,044)
Energizer Holdings, Inc.*	(500)	(33,170)
		(67,214)
Independent Power Producers & Energy Traders (-0.1%)
Calpine Corp.*	(2,500)	(28,800)
Constellation Energy Group, Inc.	(1,200)	(38,844)
RRI Energy, Inc.*	(1,500)	(10,710)
		(78,354)
Industrial Conglomerates (-0.1%)
Carlisle Cos., Inc.	(300)	(10,173)
Otter Tail Corp.	(900)	(21,537)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Industrial Conglomerates
Textron, Inc.	(2,000)	$(37,960)
		(69,670)
Insurance (-0.4%)
American Financial Group, Inc.	(1,000)	(25,500)
Amtrust Financial Services, Inc.	(1,300)	(14,833)
Assurant, Inc.	(1,000)	(32,060)
Brown & Brown, Inc.	(1,300)	(24,908)
Cincinnati Financial Corp.	(400)	(10,396)
CNA Surety Corp.*	(600)	(9,720)
Delphi Financial Group, Inc. Class A	(900)	(20,367)
FBL Financial Group, Inc. Class A	(1,000)	(19,430)
Fidelity National Financial, Inc. Class A	(1,700)	(25,636)
Genworth Financial, Inc. Class A	(3,200)	(38,240)
Hanover Insurance Group, Inc.	(100)	(4,133)
Hilltop Holdings, Inc.*	(1,600)	(19,616)
Mercury General Corp.	(400)	(14,472)
National Financial Partners Corp.*	(2,400)	(20,928)
Old Republic International Corp.	(2,400)	(29,232)
Principal Financial Group, Inc.	(800)	(21,912)
ProAssurance Corp.*	(500)	(26,095)
Protective Life Corp.	(1,000)	(21,420)
Reinsurance Group of America, Inc.	(800)	(35,680)
RLI Corp.	(500)	(26,390)
The Chubb Corp.	(800)	(40,328)
The Progressive Corp.*	(1,700)	(28,186)
Torchmark Corp.	(600)	(26,058)
XL Capital, Ltd. Class A	(1,800)	(31,428)
Zenith National Insurance Corp.	(900)	(27,810)
		(594,778)
Internet & Catalog Retail (-0.1%)
Amazon.com, Inc.*	(900)	(84,024)

Internet Software & Services (-0.2%)
Akamai Technologies, Inc.*	(1,700)	(33,456)
Digital River, Inc.*	(200)	(8,064)
eBay, Inc.*	(2,600)	(61,386)
Equinix, Inc.*	(200)	(18,400)
Google, Inc. Class A*	(100)	(49,585)
GSI Commerce, Inc.*	(1,200)	(23,172)
IAC/InterActiveCorp*	(900)	(18,171)
		(212,234)
IT Services (-0.4%)
Affiliated Computer Services, Inc.*	(700)	(37,919)
Alliance Data Systems Corp.*	(200)	(12,216)
Automatic Data Processing, Inc.	(1,900)	(74,670)
CACI International, Inc. Class A*	(500)	(23,635)
Cognizant Technology Solutions Corp. Class A*	(800)	(30,928)
Convergys Corp.*	(1,900)	(18,886)
DST Systems, Inc.*	(700)	(31,360)
Fiserv, Inc.*	(900)	(43,380)
Global Payments, Inc.	(800)	(37,360)
Hewitt Associates, Inc. Class A*	(600)	(21,858)
Lender Processing Services, Inc.	(300)	(11,451)
ManTech International Corp. Class A*	(200)	(9,432)
MAXIMUS, Inc.	(200)	(9,320)
Metavante Technologies, Inc.*	(1,000)	(34,480)
NeuStar, Inc. Class A*	(600)	(13,560)
Paychex, Inc.	(1,100)	(31,955)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
IT Services
SRA International, Inc. Class A*	(1,100)	$(23,749)
TeleTech Holdings, Inc.*	(600)	(10,236)
The Western Union Co.	(2,300)	(43,516)
Total System Services, Inc.	(1,800)	(28,998)
		(548,909)
Leisure Equipment & Products (-0.1%)
Callaway Golf Co.	(1,800)	(13,698)
Hasbro, Inc.	(800)	(22,200)
JAKKS Pacific, Inc.*	(1,500)	(21,480)
Polaris Industries, Inc.	(500)	(20,390)
Pool Corp.	(800)	(17,776)
		(95,544)
Life Sciences Tools & Services (-0.3%)
Affymetrix, Inc.*	(1,200)	(10,536)
Bruker Corp.*	(500)	(5,335)
Charles River Laboratories International, Inc.*	(800)	(29,584)
Covance, Inc.*	(600)	(32,490)
Illumina, Inc.*	(800)	(34,000)
Life Technologies Corp.*	(900)	(41,895)
Mettler-Toledo International, Inc.*	(200)	(18,118)
Millipore Corp.*	(500)	(35,165)
Paraxel International Corp.*	(1,100)	(14,949)
PerkinElmer, Inc.	(1,400)	(26,936)
Pharmaceutical Product Development, Inc.	(1,300)	(28,522)
Techne Corp.	(500)	(31,275)
Thermo Fisher Scientific, Inc.*	(1,500)	(65,505)
Varian, Inc.*	(400)	(20,424)
		(394,734)
Machinery (-0.8%)
Actuant Corp. Class A	(1,300)	(20,878)
AGCO Corp.*	(900)	(24,867)
Astec Industries, Inc.*	(800)	(20,376)
Badger Meter, Inc.	(400)	(15,476)
Barnes Group, Inc.	(1,500)	(25,635)
Briggs & Stratton Corp.	(1,300)	(25,233)
Bucyrus International, Inc.	(800)	(28,496)
CIRCOR International, Inc.	(100)	(2,826)
CLARCOR, Inc.	(800)	(25,088)
Colfax Corp.*	(300)	(3,189)
Columbus McKinnon Corp.*	(1,400)	(21,210)
Cummins, Inc.	(800)	(35,848)
Danaher Corp.	(1,000)	(67,320)
Deere & Co.	(1,600)	(68,672)
Donaldson Co., Inc.	(800)	(27,704)
Dover Corp.	(1,100)	(42,636)
ESCO Technologies, Inc.*	(400)	(15,760)
Gardner Denver, Inc.*	(900)	(31,392)
Graco, Inc.	(1,000)	(27,870)
Harsco Corp.	(800)	(28,328)
IDEX Corp.	(1,000)	(27,950)
Joy Global, Inc.	(700)	(34,258)
Kaydon Corp.	(600)	(19,452)
Kennametal, Inc.	(1,100)	(27,071)
Lincoln Electric Holdings, Inc.	(700)	(33,215)
Mueller Industries, Inc.	(900)	(21,483)
PACCAR, Inc.	(1,600)	(60,336)
Parker Hannifin Corp.	(900)	(46,656)
Pentair, Inc.	(900)	(26,568)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Machinery
Robbins & Myers, Inc.	(400)	$(9,392)
Sauer-Danfoss, Inc.	(400)	(3,068)
Snap-on, Inc.	(800)	(27,808)
SPX Corp.	(500)	(30,635)
Terex Corp.*	(1,500)	(31,095)
The Stanley Works	(800)	(34,152)
The Timken Co.	(1,000)	(23,430)
Toro Co.	(500)	(19,885)
Trinity Industries, Inc.	(1,400)	(24,066)
Valmont Industries, Inc.	(400)	(34,072)
Wabtec Corp.	(700)	(26,271)
Watts Water Technologies, Inc. Class A	(900)	(27,225)
		(1,146,892)
Marine (-0.0%)
Alexander & Baldwin, Inc.	(400)	(12,836)
Kirby Corp.*	(500)	(18,410)
		(31,246)
Media (-0.4%)
Arbitron, Inc.	(1,200)	(24,912)
Cablevision Systems Corp. Group A	(400)	(9,500)
CBS Corp. Class B	(3,300)	(39,765)
Clear Channel Outdoor Holdings, Inc. Class A*	(200)	(1,400)
Discovery Communications, Inc. Class A*	(800)	(23,112)
DISH Network Corp. Class A*	(600)	(11,556)
Dolan Media Co.*	(1,200)	(14,388)
DreamWorks Animation SKG, Inc. Class A*	(900)	(32,013)
Interactive Data Corp.	(500)	(13,105)
John Wiley & Sons, Inc. Class A	(500)	(17,390)
Liberty Global, Inc. Class A*	(1,400)	(31,598)
Liberty Media Corp. - Capital Series A*	(500)	(10,460)
Liberty Media Corp. - Entertainment Series A*	(2,300)	(71,553)
Live Nation, Inc.*	(1,900)	(15,561)
Meredith Corp.	(700)	(20,958)
Omnicom Group, Inc.	(1,400)	(51,716)
Scholastic Corp.	(200)	(4,868)
The McGraw-Hill Cos., Inc.	(1,500)	(37,710)
The Walt Disney Co.	(3,100)	(85,126)
Viacom, Inc. Class B*	(700)	(19,628)
World Wrestling Entertainment, Inc. Class A	(1,300)	(18,213)
		(554,532)
Metals & Mining (-0.2%)
AK Steel Holding Corp.	(1,300)	(25,649)
Allegheny Technologies, Inc.	(1,000)	(34,990)
AMCOL International Corp.	(100)	(2,289)
Carpenter Technology Corp.	(1,000)	(23,390)
Commercial Metals Co.	(1,500)	(26,850)
Compass Minerals International, Inc.	(400)	(24,648)
Kaiser Aluminum Corp.	(500)	(18,180)
Reliance Steel & Aluminum Co.	(700)	(29,792)
RTI International Metals, Inc.*	(1,100)	(27,401)
Schnitzer Steel Industries, Inc. Class A	(300)	(15,975)
Southern Copper Corp.	(400)	(12,276)
Steel Dynamics, Inc.	(1,700)	(26,078)
Titanium Metals Corp.	(2,700)	(25,893)
		(293,411)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Multi-Utilities (-0.3%)
Alliant Energy Corp.	(1,100)	$(30,635)
Ameren Corp.	(1,300)	(32,864)
Avista Corp.	(500)	(10,110)
Black Hills Corp.	(700)	(17,619)
Centerpoint Energy, Inc.	(2,700)	(33,561)
CMS Energy Corp.	(1,800)	(24,120)
Consolidated Edison, Inc.	(1,300)	(53,222)
Integrys Energy Group, Inc.	(800)	(28,712)
MDU Resources Group, Inc.	(600)	(12,510)
NiSource, Inc.	(2,200)	(30,558)
NorthWestern Corp.	(900)	(21,987)
OGE Energy Corp.	(900)	(29,772)
SCANA Corp.	(900)	(31,410)
Sempra Energy	(1,000)	(49,810)
Vectren Corp.	(1,100)	(25,344)
Wisconsin Energy Corp.	(800)	(36,136)
		(468,370)
Multiline Retail (-0.1%)
Big Lots, Inc.*	(900)	(22,518)
Dillard’s, Inc. Class A	(1,700)	(23,970)
Kohl’s Corp.*	(500)	(28,525)
Nordstrom, Inc.	(700)	(21,378)
Target Corp.	(500)	(23,340)
		(119,731)
Office Electronics (-0.0%)
Xerox Corp.	(4,100)	(31,734)
Zebra Technologies Corp. Class A*	(900)	(23,337)
		(55,071)
Oil, Gas & Consumable Fuels (-1.2%)
Alon USA Energy, Inc.	(800)	(7,944)
Arch Coal, Inc.	(1,500)	(33,195)
Arena Resources, Inc.*	(700)	(24,850)
Atlas America, Inc.	(928)	(25,121)
Bill Barrett Corp.*	(700)	(22,953)
Cabot Oil & Gas Corp.	(800)	(28,600)
Carrizo Oil & Gas, Inc.*	(1,100)	(26,939)
Cimarex Energy Co.	(800)	(34,656)
CNX Gas Corp.*	(800)	(24,560)
Comstock Resources, Inc.*	(600)	(24,048)
Concho Resources, Inc.*	(800)	(29,056)
Continental Resources, Inc.*	(700)	(27,419)
Copano Energy LLC	(1,000)	(18,200)
CVR Energy, Inc.*	(2,200)	(27,368)
Denbury Resources, Inc.*	(2,100)	(31,773)
El Paso Pipeline Partners LP	(1,000)	(20,730)
Enbridge Energy Partners LP	(400)	(18,024)
Encore Acquisition Co.*	(800)	(29,920)
Energy Transfer Partners LP	(500)	(21,275)
EOG Resources, Inc.	(400)	(33,404)
EXCO Resources, Inc.*	(1,800)	(33,642)
Forest Oil Corp.*	(1,600)	(31,312)
Frontier Oil Corp.	(1,800)	(25,056)
GMX Resources, Inc.*	(1,700)	(26,707)
Goodrich Petroleum Corp.*	(900)	(23,229)
Hess Corp.	(1,000)	(53,460)
Holly Corp.	(1,000)	(25,620)
Inergy LP	(800)	(23,824)
Kinder Morgan Management LLC*	(511)	(24,196)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Oil, Gas & Consumable Fuels
Mariner Energy, Inc.*	(1,900)	$(26,942)
Massey Energy Co.	(900)	(25,101)
Murphy Oil Corp.	(400)	(23,028)
Noble Energy, Inc.	(900)	(59,364)
NuStar Energy LP	(300)	(15,552)
NuStar GP Holdings LLC	(500)	(12,400)
Occidental Petroleum Corp.	(900)	(70,560)
Overseas Shipholding Group, Inc.	(500)	(18,685)
Peabody Energy Corp.	(1,200)	(44,664)
Penn Virginia Corp.	(1,100)	(25,201)
Petrohawk Energy Corp.*	(1,700)	(41,157)
Pioneer Natural Resources Co.	(300)	(10,887)
Plains All American Pipeline LP	(100)	(4,629)
Plains Exploration & Production Co.*	(1,000)	(27,660)
Quicksilver Resources, Inc.*	(1,500)	(21,285)
Range Resources Corp.	(900)	(44,424)
Southern Union Co.	(800)	(16,632)
Southwestern Energy Co.*	(800)	(34,144)
Spectra Energy Corp.	(2,700)	(51,138)
St. Mary Land & Exploration Co.	(1,000)	(32,460)
Stone Energy Corp.*	(1,800)	(29,358)
Sunoco, Inc.	(1,100)	(31,295)
Swift Energy Co.*	(1,100)	(26,048)
Tesoro Corp.	(1,800)	(26,964)
The Williams Cos., Inc.	(2,600)	(46,462)
Venoco, Inc.*	(1,200)	(13,812)
Whiting Petroleum Corp.*	(700)	(40,306)
World Fuel Services Corp.	(500)	(24,035)
XTO Energy, Inc.	(1,500)	(61,980)
		(1,683,254)
Paper & Forest Products (-0.0%)
MeadWestvaco Corp.	(1,200)	(26,772)
Wausau Paper Corp.	(2,100)	(21,000)
		(47,772)
Personal Products (-0.1%)
Alberto-Culver Co.	(400)	(11,072)
Avon Products, Inc.	(1,800)	(61,128)
Bare Escentuals, Inc.*	(1,200)	(14,268)
Chattem, Inc.*	(200)	(13,282)
NBTY, Inc.*	(800)	(31,664)
		(131,414)
Pharmaceuticals (-0.6%)
Abbott Laboratories	(500)	(24,735)
Allergan, Inc.	(600)	(34,056)
Auxilium Pharmaceuticals, Inc.*	(200)	(6,842)
Endo Pharmaceuticals Holdings, Inc.*	(1,300)	(29,419)
Forest Laboratories, Inc.*	(1,400)	(41,216)
Johnson & Johnson	(7,100)	(432,319)
King Pharmaceuticals, Inc.*	(2,700)	(29,079)
Medicis Pharmaceutical Corp. Class A	(600)	(12,810)
Merck & Co., Inc.	(2,600)	(82,238)
Obagi Medical Products, Inc.*	(600)	(6,960)
Par Pharmaceutical Cos., Inc.*	(1,000)	(21,510)
Perrigo Co.	(900)	(30,591)
Questcor Pharmaceuticals, Inc.*	(400)	(2,208)
Viropharma, Inc.*	(800)	(7,696)
Watson Pharmaceuticals, Inc.*	(200)	(7,328)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Pharmaceuticals
XenoPort, Inc.*	(800)	$(16,984)
		(785,991)
Professional Services (-0.3%)
Administaff, Inc.	(900)	(23,643)
CBIZ, Inc.*	(300)	(2,238)
CoStar Group, Inc.*	(500)	(20,610)
Dun & Bradstreet Corp.	(500)	(37,660)
Equifax, Inc.	(1,100)	(32,054)
Huron Consulting Group, Inc.*	(500)	(12,915)
IHS, Inc. Class A*	(600)	(30,678)
Korn/Ferry International*	(1,500)	(21,885)
Manpower, Inc.	(700)	(39,697)
Monster Worldwide, Inc.*	(1,600)	(27,968)
MPS Group, Inc.*	(2,300)	(24,196)
Navigant Consulting, Inc.*	(1,700)	(22,950)
Resources Global Professionals, Inc.*	(1,100)	(18,766)
Robert Half International, Inc.	(1,200)	(30,024)
The Corporate Executive Board Co.	(800)	(19,920)
Watson Wyatt Worldwide, Inc. Class A	(500)	(21,780)
		(386,984)
Real Estate Investment Trusts (-0.9%)
Acadia Realty Trust	(1,300)	(19,591)
AMB Property Corp.	(1,200)	(27,540)
American Campus Communities, Inc.	(800)	(21,480)
Anworth Mortgage Asset Corp.	(3,000)	(23,640)
Apartment Investment & Management Co. Class A	(1,900)	(28,025)
AvalonBay Communities, Inc.	(400)	(29,092)
BioMed Realty Trust, Inc.	(1,600)	(22,080)
Boston Properties, Inc.	(600)	(39,330)
Brandywine Realty Trust	(1,900)	(20,976)
BRE Properties, Inc.	(800)	(25,040)
Camden Property Trust	(600)	(24,180)
Capstead Mortgage Corp.	(1,600)	(22,256)
Colonial Properties Trust	(2,300)	(22,379)
Corporate Office Properties Trust	(600)	(22,128)
DCT Industrial Trust, Inc.	(3,200)	(16,352)
Developers Diversified Realty Corp.	(2,700)	(24,948)
DiamondRock Hospitality Co.*	(2,200)	(17,820)
Digital Realty Trust, Inc.	(500)	(22,855)
Douglas Emmett, Inc.	(1,900)	(23,332)
Duke Realty Corp.	(2,200)	(26,422)
EastGroup Properties, Inc.	(500)	(19,110)
Entertainment Properties Trust	(600)	(20,484)
Equity Lifestyle Properties, Inc.	(500)	(21,395)
Essex Property Trust, Inc.	(200)	(15,916)
Extra Space Storage, Inc.	(2,300)	(24,265)
Federal Realty Investment Trust	(400)	(24,548)
Hatteras Financial Corp.	(700)	(20,986)
Healthcare Realty Trust, Inc.	(300)	(6,339)
Highwoods Properties, Inc.	(800)	(25,160)
Home Properties, Inc.	(500)	(21,545)
Hospitality Properties Trust	(600)	(12,222)
Host Hotels & Resorts, Inc.	(3,700)	(43,549)
Inland Real Estate Corp.	(2,500)	(21,900)
Kilroy Realty Corp.	(600)	(16,644)
Kimco Realty Corp.	(2,600)	(33,904)
LaSalle Hotel Properties	(300)	(5,898)
Liberty Property Trust	(700)	(22,771)
Mack-Cali Realty Corp.	(700)	(22,631)
Mid-America Apartment Communities, Inc.	(400)	(18,052)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Real Estate Investment Trusts
OMEGA Healthcare Investors, Inc.	(1,300)	$(20,826)
Plum Creek Timber Co., Inc.	(400)	(12,256)
Post Properties, Inc.	(800)	(14,400)
Potlatch Corp.	(700)	(19,915)
ProLogis	(1,100)	(13,112)
Rayonier, Inc.	(200)	(8,182)
Redwood Trust, Inc.	(1,400)	(21,700)
Regency Centers Corp.	(800)	(29,640)
SL Green Realty Corp.	(600)	(26,310)
Sovran Self Storage, Inc.	(700)	(21,301)
Sunstone Hotel Investors, Inc.*	(3,400)	(24,140)
Tanger Factory Outlet Centers, Inc.	(600)	(22,404)
Taubman Centers, Inc.	(700)	(25,256)
UDR, Inc.	(1,900)	(29,906)
Washington Real Estate Investment Trust	(800)	(23,040)
Weingarten Realty Investors	(1,200)	(23,904)
		(1,213,077)
Real Estate Management & Development (-0.1%)
CB Richard Ellis Group, Inc. Class A*	(2,400)	(28,176)
Forestar Real Estate Group, Inc.*	(1,300)	(22,334)
Jones Lang LaSalle, Inc.	(700)	(33,159)
The St. Joe Co.*	(500)	(14,560)
		(98,229)
Road & Rail (-0.3%)
Arkansas Best Corp.	(700)	(20,958)
Avis Budget Group, Inc.*	(1,200)	(16,032)
Burlington Northern Santa Fe Corp.	(800)	(63,864)
Con-way, Inc.	(700)	(26,824)
Genesee & Wyoming, Inc. Class A*	(700)	(21,224)
Heartland Express, Inc.	(1,500)	(21,600)
Hertz Global Holdings, Inc.*	(2,600)	(28,158)
J.B. Hunt Transport Services, Inc.	(1,000)	(32,130)
Kansas City Southern*	(1,000)	(26,490)
Knight Transportation, Inc.	(1,200)	(20,136)
Landstar System, Inc.	(700)	(26,642)
Norfolk Southern Corp.	(1,400)	(60,354)
Old Dominion Freight Line, Inc.*	(700)	(21,301)
Ryder System, Inc.	(800)	(31,248)
Werner Enterprises, Inc.	(200)	(3,726)
		(420,687)
Semiconductors & Semiconductor Equipment (-0.5%)
Altera Corp.	(1,800)	(36,918)
Applied Materials, Inc.	(5,500)	(73,700)
Atheros Communications*	(1,000)	(26,530)
ATMI, Inc.*	(1,100)	(19,965)
Cabot Microelectronics Corp.*	(400)	(13,944)
Cavium Networks, Inc.*	(1,000)	(21,470)
Cymer, Inc.*	(500)	(19,430)
Diodes, Inc.*	(400)	(7,236)
Fairchild Semiconductor International, Inc.*	(2,200)	(22,506)
FormFactor, Inc.*	(1,000)	(23,920)
Hittite Microwave Corp.*	(500)	(18,390)
International Rectifier Corp.*	(1,300)	(25,337)
Lam Research Corp.*	(1,000)	(34,160)
MEMC Electronic Materials, Inc.*	(2,000)	(33,260)
Microchip Technology, Inc.	(1,300)	(34,450)
Micron Technology, Inc.*	(4,500)	(36,900)
Microsemi Corp.*	(100)	(1,579)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Semiconductors & Semiconductor Equipment
Monolithic Power Systems, Inc.*	(900)	$(21,105)
National Semiconductor Corp.	(2,000)	(28,540)
Netlogic Microsystems, Inc.*	(400)	(18,000)
ON Semiconductor Corp.*	(3,400)	(28,050)
PMC-Sierra, Inc.*	(700)	(6,692)
Power Integrations, Inc.	(800)	(26,664)
Skyworks Solutions, Inc.*	(1,300)	(17,212)
TriQuint Semiconductor, Inc.*	(400)	(3,088)
Varian Semiconductor Equipment Associates, Inc.*	(1,000)	(32,840)
Xilinx, Inc.	(1,600)	(37,472)
		(669,358)
Software (-0.5%)
ACI Worldwide, Inc.*	(400)	(6,052)
Activision Blizzard, Inc.*	(3,300)	(40,887)
Adobe Systems, Inc.*	(1,900)	(62,776)
ArcSight, Inc.*	(700)	(16,849)
Blackboard, Inc.*	(600)	(22,668)
BMC Software, Inc.*	(1,000)	(37,530)
CA, Inc.	(1,000)	(21,990)
Cadence Design Systems, Inc.*	(3,500)	(25,690)
Citrix Systems, Inc.*	(1,100)	(43,153)
CommVault Systems, Inc.*	(100)	(2,075)
Concur Technologies, Inc.*	(300)	(11,928)
EPIQ Systems, Inc.*	(1,100)	(15,950)
Intuit, Inc.*	(1,700)	(48,450)
Jack Henry & Associates, Inc.	(500)	(11,735)
JDA Software Group, Inc.*	(600)	(13,164)
McAfee, Inc.*	(900)	(39,411)
Nuance Communications, Inc.*	(1,900)	(28,424)
Oracle Corp.	(1,200)	(25,008)
Progress Software Corp.*	(800)	(18,120)
Solera Holdings, Inc.	(900)	(27,999)
Symantec Corp.*	(2,300)	(37,881)
Synchronoss Technologies, Inc.*	(1,000)	(12,470)
Synopsys, Inc.*	(1,100)	(24,662)
Taleo Corp. Class A*	(300)	(6,792)
Tyler Technologies, Inc.*	(500)	(8,545)
VASCO Data Security International, Inc.*	(1,300)	(9,646)
		(619,855)
Specialty Retail (-0.8%)
Abercrombie & Fitch Co. Class A	(900)	(29,592)
Advance Auto Parts, Inc.	(700)	(27,496)
American Eagle Outfitters, Inc.	(1,900)	(32,034)
AnnTaylor Stores Corp.*	(1,700)	(27,013)
Asbury Automotive Group, Inc.*	(1,700)	(21,556)
AutoZone, Inc.*	(200)	(29,244)
Bebe Stores, Inc.	(2,000)	(14,720)
Bed Bath & Beyond, Inc.*	(1,300)	(48,802)
Best Buy Co., Inc.	(1,500)	(56,280)
CarMax, Inc.*	(1,700)	(35,530)
Coldwater Creek, Inc.*	(2,600)	(21,320)
Collective Brands, Inc.*	(1,400)	(24,262)
Dick’s Sporting Goods, Inc.*	(1,100)	(24,640)
Foot Locker, Inc.	(800)	(9,560)
Group 1 Automotive, Inc.	(300)	(8,055)
Guess?, Inc.	(900)	(33,336)
hhgregg, Inc.*	(1,100)	(18,634)
Hibbett Sports, Inc.*	(1,100)	(20,053)
J. Crew Group, Inc.*	(600)	(21,492)
JOS. A. Bank Clothiers, Inc.*	(300)	(13,431)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Specialty Retail
Lowe’s Cos., Inc.	(4,000)	$(83,760)
Ltd Brands, Inc.	(1,700)	(28,883)
O’Reilly Automotive, Inc.*	(1,000)	(36,140)
Office Depot, Inc.*	(1,500)	(9,930)
OfficeMax, Inc.*	(2,000)	(25,160)
PetSmart, Inc.	(900)	(19,575)
Ross Stores, Inc.	(300)	(14,331)
Staples, Inc.	(3,200)	(74,304)
Systemax, Inc.*	(600)	(7,278)
The Cato Corp. Class A	(1,000)	(20,290)
The Children’s Place Retail Stores, Inc.*	(500)	(14,980)
The Gymboree Corp.*	(200)	(9,676)
The Men’s Wearhouse, Inc.	(1,000)	(24,700)
The Sherwin-Williams Co.	(600)	(36,096)
Tiffany & Co.	(1,000)	(38,530)
Tractor Supply Co.*	(400)	(19,368)
Tween Brands, Inc.*	(700)	(5,873)
Urban Outfitters, Inc.*	(1,100)	(33,187)
Williams-Sonoma, Inc.	(1,200)	(24,276)
		(1,043,387)
Textiles, Apparel & Luxury Goods (-0.3%)
Carter’s, Inc.*	(900)	(24,030)
Coach, Inc.	(1,500)	(49,380)
Deckers Outdoor Corp.*	(400)	(33,940)
Hanesbrands, Inc.*	(1,300)	(27,820)
Iconix Brand Group, Inc.*	(1,200)	(14,964)
Jones Apparel Group, Inc.	(1,600)	(28,688)
NIKE, Inc. Class B	(1,400)	(90,580)
Phillips-Van Heusen Corp.	(400)	(17,116)
Skechers U.S.A., Inc. Class A*	(1,300)	(22,282)
The Timberland Co. Class A*	(500)	(6,960)
True Religion Apparel, Inc.*	(600)	(15,558)
Unifirst Corp.	(400)	(17,780)
VF Corp.	(600)	(43,458)
Wolverine World Wide, Inc.	(900)	(22,356)
		(414,912)
Thrifts & Mortgage Finance (-0.1%)
Astoria Financial Corp.	(2,100)	(23,184)
Capitol Federal Financial	(500)	(16,460)
First Niagara Financial Group, Inc.	(1,100)	(13,563)
Hudson City Bancorp, Inc.	(2,500)	(32,875)
People’s United Financial, Inc.	(2,200)	(34,232)
Provident Financial Services, Inc.	(1,900)	(19,551)
TFS Financial Corp.	(1,800)	(21,420)
Washington Federal, Inc.	(1,600)	(26,976)
		(188,261)
Tobacco (-0.1%)
Altria Group, Inc.	(5,200)	(92,612)
Lorillard, Inc.	(300)	(22,290)
Vector Group, Ltd.	(1,365)	(21,267)
		(136,169)
Trading Companies & Distributors (-0.2%)
Applied Industrial Technologies, Inc.	(1,100)	(23,276)
Beacon Roofing Supply, Inc.*	(1,000)	(15,980)
GATX Corp.	(800)	(22,360)
Kaman Corp.	(800)	(17,584)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Trading Companies & Distributors
MSC Industrial Direct Co., Inc. Class A	(700)	$(30,506)
Titan Machinery, Inc.*	(1,200)	(15,024)
United Rentals, Inc.*	(2,600)	(26,780)
Watsco, Inc.	(200)	(10,782)
WESCO International, Inc.*	(800)	(23,040)
WW Grainger, Inc.	(500)	(44,680)
		(230,012)
Water Utilities (-0.0%)
American States Water Co.	(600)	(21,708)
Aqua America, Inc.	(1,200)	(21,168)
California Water Service Group	(500)	(19,470)
		(62,346)
Wireless Telecommunication Services (-0.2%)
American Tower Corp. Class A*	(1,700)	(61,880)
Centennial Communications Corp.*	(2,400)	(19,152)
Crown Castle International Corp.*	(1,500)	(47,040)
MetroPCS Communications, Inc.*	(1,800)	(16,848)
NII Holdings, Inc.*	(1,200)	(35,976)
SBA Communications Corp. Class A*	(1,100)	(29,733)
		(210,629)

TOTAL COMMON STOCKS (Proceeds $-22,596,723)		(25,502,211)

TOTAL SECURITIES SOLD SHORT (Proceeds $-22,596,723)		$(25,502,211)

*	Non-income producing security.
^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

Security Valuation — The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

The Portfolio adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Equities	$160,618,890	$—	$—	$160,618,890
Short-Term Investment	—	1,809,000	—	1,809,000
Liabilities in Securities Sold Short
Equities	(25,502,211)	—	—	(25,502,211)
Other Financial Instruments*	—	—	—	—
	$135,116,679	$1,809,000	$—	$136,925,679

*Other financial instruments include futures, forwards and swap contracts.

Federal Income Tax Cost — At September 30, 2009, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $150,210,620, $13,981,991, $(1,764,721) and $12,217,270, respectively.

At September 30, 2009, the identified proceeds for federal income tax purposes, as well as the gross unrealized appreciation from securities sold short for those securities having an excess of proceeds over value, gross unrealized depreciation from investments for those securities having an excess of value over proceeds and the net unrealized depreciation from securities sold short were $(22,596,723), $229,767, $(3,135,255) and $(2,905,488), respectively.

Other information regarding the Portfolio is available in the most recent Report to Shareholders. This information is also available on the Portfolio’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Trust - U.S. Equity Flex II Portfolio

Schedule of Investments

September 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS (102.2%)
COMMON STOCKS (102.2%)
Aerospace & Defense (3.0%)
Honeywell International, Inc.	200	$7,430
ITT Corp.	800	41,720
Lockheed Martin Corp.	200	15,616
Northrop Grumman Corp.	3,200	165,600
Raytheon Co.	2,300	110,331
Spirit Aerosystems Holdings, Inc. Class A*	300	5,418
		346,115
Air Freight & Logistics (0.0%)
Uti Worldwide, Inc.	100	1,448

Airlines (0.1%)
Airtran Holdings, Inc.*	500	3,125
Copa Holdings SA Class A	100	4,449
JetBlue Airways Corp.*	200	1,196
UAL Corp.*	100	922
US Airways Group, Inc.*	100	470
		10,162
Auto Components (0.2%)
Exide Technologies*	100	797
Gentex Corp.	100	1,415
Johnson Controls, Inc.	500	12,780
Superior Industries International, Inc.	400	5,680
		20,672
Automobiles (0.3%)
Ford Motor Co.*	4,100	29,561

Beverages (1.8%)
Coca-Cola Enterprises, Inc.	7,700	164,857
Dr. Pepper Snapple Group, Inc.*	500	14,375
Pepsi Bottling Group, Inc.	900	32,796
		212,028
Biotechnology (0.5%)
Amgen, Inc.*	700	42,161
Arena Pharmaceuticals, Inc.*	100	447
Cubist Pharmaceuticals, Inc.*	100	2,020
Exelixis, Inc.*	100	638
Facet Biotech Corp.*	340	5,879
Human Genome Sciences, Inc.*	100	1,882
Ligand Pharmaceuticals, Inc. Class B*	100	231
PDL BioPharma, Inc.	1,100	8,668
		61,926
Building Products (0.2%)
Armstrong World Industries, Inc.*	100	3,446
Griffon Corp.*	1,926	19,395
		22,841
Capital Markets (2.7%)
Allied Capital Corp.	200	614
American Capital, Ltd.	266	859
Apollo Investment Corp.	100	955
Ares Capital Corp.	100	1,102
Blackstone Group LP	400	5,680

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Capital Markets
E*Trade Financial Corp.*	400	$700
Evercore Partners, Inc. Class A	100	2,922
GLG Partners, Inc.	200	806
Invesco, Ltd.	1,400	31,864
MF Global, Ltd.*	100	727
Morgan Stanley	1,200	37,056
Raymond James Financial, Inc.	200	4,656
State Street Corp.	400	21,040
The Bank of New York Mellon Corp.	2,300	66,677
The Goldman Sachs Group, Inc.	600	110,610
Waddell & Reed Financial, Inc. Class A	900	25,605
		311,873
Chemicals (2.9%)
Cabot Corp.	500	11,555
Calgon Carbon Corp.*	100	1,483
CF Industries Holdings, Inc.	200	17,246
Eastman Chemical Co.	1,400	74,956
Huntsman Corp.	500	4,555
Intrepid Potash, Inc.*	100	2,359
Lubrizol Corp.	500	35,730
PolyOne Corp.*	100	667
Sigma-Aldrich Corp.	400	21,592
Terra Industries, Inc.	400	13,868
The Dow Chemical Co.	3,700	96,459
The Mosaic Co.	400	19,228
The Scotts Miracle-Gro Co. Class A	300	12,885
Westlake Chemical Corp.	700	17,990
		330,573
Commercial Banks (2.4%)
BB&T Corp.	810	22,064
CapitalSource, Inc.	300	1,302
First Bancorp	100	305
FNB Corp.	3,900	27,729
Huntington Bancshares, Inc.	500	2,355
Keycorp	300	1,950
M&T Bank Corp.	100	6,232
Marshall & Ilsley Corp.	300	2,421
National Penn Bancshares, Inc.	100	611
Old National Bancorp	500	5,600
PNC Financial Services Group, Inc.	309	15,014
Regions Financial Corp.	1,200	7,452
Susquehanna Bancshares, Inc.	100	589
Synovus Financial Corp.	300	1,125
U.S. Bancorp	2,410	52,683
Valley National Bancorp	185	2,274
Wells Fargo & Co.	4,441	125,147
Whitney Holding Corp.	100	954
Zions Bancorporation	100	1,797
		277,604
Commercial Services & Supplies (0.3%)
Cintas Corp.	700	21,217
Innerworkings, Inc.*	100	494
Interface, Inc. Class A	100	830
Mine Safety Appliances Co.	400	11,004
R. R. Donnelley & Sons Co.	200	4,252
		37,797

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Communications Equipment (0.7%)
3Com Corp.*	400	$2,092
Arris Group, Inc.*	1,300	16,913
Digi International, Inc.*	100	852
JDS Uniphase Corp.*	210	1,493
Juniper Networks, Inc.*	1,400	37,828
Motorola, Inc.	1,300	11,167
Polycom, Inc.*	400	10,700
Seachange International, Inc.*	100	750
Sycamore Networks, Inc.*	200	604
Tellabs, Inc.*	300	2,076
		84,475
Computers & Peripherals (3.4%)
Adaptec, Inc.*	100	334
Apple, Inc.*	1,000	185,370
Avid Technology, Inc.*	600	8,454
Cray, Inc.*	100	833
EMC Corp.*	4,010	68,330
Intermec, Inc.*	100	1,410
Netezza Corp.*	100	1,124
QLogic Corp.*	1,250	21,500
SanDisk Corp.*	100	2,170
Seagate Technology	400	6,084
Sun Microsystems, Inc.*	2,500	22,725
Synaptics, Inc.*	400	10,080
Teradata Corp.*	300	8,256
Western Digital Corp.*	1,400	51,142
		387,812
Construction & Engineering (0.6%)
Aecom Technology Corp.*	300	8,142
Dycom Industries, Inc.*	200	2,460
Fluor Corp.	1,000	50,850
KBR, Inc.	400	9,316
		70,768
Consumer Finance (1.1%)
American Express Co.	3,600	122,040

Containers & Packaging (0.5%)
Bway Holding Co.*	100	1,851
Pactiv Corp.*	2,300	59,915
		61,766
Diversified Consumer Services (1.2%)
Career Education Corp.*	1,000	24,380
Corinthian Colleges, Inc.*	3,100	57,536
Hillenbrand, Inc.	300	6,111
ITT Educational Services, Inc.*	300	33,123
Regis Corp.	700	10,850
Universal Technical Institute, Inc.*	100	1,970
Weight Watchers International, Inc.	300	8,232
		142,202
Diversified Financial Services (2.3%)
Citigroup, Inc.	11,550	55,902
JPMorgan Chase & Co.	4,200	184,044
Moody’s Corp.	1,000	20,460

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Diversified Financial Services
MSCI, Inc. Class A*	300	$8,886
		269,292
Diversified Telecommunication Services (3.4%)
AT&T, Inc.	7,410	200,144
Cincinnati Bell, Inc.*	200	700
PAETEC Holding Corp.*	100	387
Premiere Global Services, Inc.*	1,200	9,972
Qwest Communications International, Inc.	1,487	5,666
Verizon Communications, Inc.	5,800	175,566
		392,435
Electric Utilities (1.5%)
American Electric Power Co., Inc.	1,800	55,782
DPL, Inc.	1,000	26,100
FirstEnergy Corp.	1,100	50,292
Hawaiian Electric Industries, Inc.	772	13,989
Pinnacle West Capital Corp.	100	3,282
PPL Corp.	800	24,272
Southern Co.	100	3,167
		176,884
Electrical Equipment (0.3%)
Cooper Industries PLC Class A	800	30,056

Electronic Equipment, Instruments & Components (1.9%)
Checkpoint Systems, Inc.*	3,100	50,964
Corning, Inc.	3,656	55,973
Dolby Laboratories, Inc. Class A*	100	3,819
FLIR Systems, Inc.*	700	19,579
Ingram Micro, Inc. Class A*	2,900	48,865
L-1 Identity Solutions, Inc.*	100	699
Rogers Corp.*	100	2,997
Tech Data Corp.*	900	37,449
		220,345
Energy Equipment & Services (1.9%)
Atwood Oceanics, Inc.*	300	10,581
CARBO Ceramics, Inc.	300	15,465
Diamond Offshore Drilling, Inc.	100	9,552
Dresser-Rand Group, Inc.*	500	15,535
FMC Technologies, Inc.*	100	5,224
Global Industries, Ltd.*	3,700	35,150
Hercules Offshore, Inc.*	100	491
ION Geophysical Corp.*	100	352
Key Energy Services, Inc.*	100	870
Newpark Resources*	100	321
Oceaneering International, Inc.*	600	34,050
Parker Drilling Co.*	100	546
Rowan Cos., Inc.	260	5,998
RPC, Inc.	200	2,096
Schlumberger, Ltd.	1,100	65,560
SEACOR Holdings, Inc.*	200	16,326
		218,117
Food & Staples Retailing (0.4%)
Rite Aid Corp.*	600	984
The Andersons, Inc.	100	3,520
The Kroger Co.	2,100	43,344

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Food & Staples Retailing
Whole Foods Market, Inc.*	100	$3,049
		50,897
Food Products (3.0%)
AgFeed Industries, Inc.*	100	534
Archer-Daniels-Midland Co.	1,850	54,057
B&G Foods, Inc. Class A	100	819
Bunge, Ltd.	100	6,261
Chiquita Brands International, Inc.*	100	1,616
Dean Foods Co.*	1,609	28,624
Del Monte Foods Co.	1,500	17,370
General Mills, Inc.	500	32,190
H.J. Heinz Co.	600	23,850
Kraft Foods, Inc. Class A	800	21,016
Lancaster Colony Corp.	927	47,527
Sara Lee Corp.	1,600	17,824
Smithfield Foods, Inc.*	300	4,140
Tyson Foods, Inc. Class A	7,200	90,936
		346,764
Gas Utilities (0.1%)
Ferrellgas Partners LP	200	3,984
Piedmont Natural Gas Co., Inc.	300	7,182
		11,166
Health Care Equipment & Supplies (1.5%)
Beckman Coulter, Inc.	100	6,894
Becton, Dickinson and Co.	300	20,925
Boston Scientific Corp.*	5,300	56,127
Hill-Rom Holdings, Inc.	200	4,356
Kinetic Concepts, Inc.*	400	14,792
Medtronic, Inc.	100	3,680
ResMed, Inc.*	300	13,560
St. Jude Medical, Inc.*	400	15,604
The Cooper Cos., Inc.	100	2,973
Thoratec Corp.*	300	9,081
Varian Medical Systems, Inc.*	600	25,278
		173,270
Health Care Providers & Services (0.6%)
Aetna, Inc.	200	5,566
CIGNA Corp.	100	2,809
Community Health Systems, Inc.*	319	10,186
Coventry Health Care, Inc.*	400	7,984
Health Management Associates, Inc. Class A*	200	1,498
Healthsouth Corp.*	100	1,564
McKesson Corp.	100	5,955
Medco Health Solutions, Inc.*	200	11,062
Omnicare, Inc.	500	11,260
Psychiatric Solutions, Inc.*	400	10,704
Tenet Healthcare Corp.*	200	1,176
		69,764
Health Care Technology (0.3%)
Cerner Corp.*	300	22,440
Computer Programs & Systems, Inc.	100	4,141
Omnicell, Inc.*	100	1,114
Phase Forward, Inc.*	600	8,424
		36,119

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Hotels, Restaurants & Leisure (2.3%)
California Pizza Kitchen, Inc.*	100	$1,562
McDonald’s Corp.	2,900	165,503
P.F. Chang’s China Bistro, Inc.*	400	13,588
Panera Bread Co. Class A*	500	27,500
Royal Caribbean Cruises, Ltd.*	100	2,408
The Steak N Shake Co.*	100	1,177
WMS Industries, Inc.*	800	35,648
Yum! Brands, Inc.	400	13,504
		260,890
Household Durables (1.5%)
American Greetings Corp. Class A	400	8,920
Garmin, Ltd.	100	3,774
Jarden Corp.	300	8,421
Leggett & Platt, Inc.	2,400	46,560
Newell Rubbermaid, Inc.	1,500	23,535
NVR, Inc.*	100	63,737
Standard Pacific Corp.*	100	369
Tupperware Brands Corp.	300	11,976
		167,292
Household Products (0.6%)
Central Garden & Pet Co.*	100	1,175
Clorox Co.	100	5,882
Colgate-Palmolive Co.	300	22,884
The Procter & Gamble Co.	700	40,544
		70,485
Independent Power Producers & Energy Traders (1.0%)
Mirant Corp.*	5,900	96,937
Ormat Technologies, Inc.	300	12,246
The AES Corp.*	400	5,928
		115,111
Industrial Conglomerates (1.5%)
3M Co.	700	51,660
General Electric Co.	6,900	113,298
McDermott International, Inc.*	200	5,054
Tredegar Corp.	300	4,350
		174,362
Insurance (4.9%)
Aflac, Inc.	1,300	55,562
Ambac Financial Group, Inc.	200	336
American International Group, Inc.*	130	5,734
AON Corp.	900	36,621
Arthur J. Gallagher & Co.	1,180	28,757
Axis Capital Holdings, Ltd.	100	3,018
CNA Financial Corp.*	300	7,242
Conseco, Inc.*	100	526
Employers Holdings, Inc.	300	4,644
First American Corp.	1,400	45,318
Hartford Financial Services Group, Inc.	1,700	45,050
HCC Insurance Holdings, Inc.	900	24,615
Lincoln National Corp.	500	12,955
Loews Corp.	300	10,275
Marsh & McLennan Cos., Inc.	100	2,473
Odyssey Re Holdings Corp.	100	6,481
Prudential Financial, Inc.	1,300	64,883
StanCorp Financial Group, Inc.	600	24,222

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Insurance
The Allstate Corp.	1,400	$42,868
The Travelers Cos., Inc.	500	24,615
Transatlantic Holdings, Inc.	100	5,017
Unum Group	3,400	72,896
Validus Holdings, Ltd.	100	2,580
W.R. Berkley Corp.	400	10,112
Wesco Financial Corp.	100	32,550
		569,350
Internet & Catalog Retail (0.6%)
Expedia, Inc.*	1,700	40,715
Liberty Media Corp. - Interactive Class A*	700	7,679
NetFlix, Inc.*	500	23,085
		71,479
Internet Software & Services (0.4%)
Art Technology Group, Inc.*	100	386
DivX, Inc.*	100	546
Sohu.com, Inc.*	300	20,634
VeriSign, Inc.*	800	18,952
Yahoo!, Inc.*	200	3,562
		44,080
IT Services (1.7%)
Accenture PLC Class A	2,100	78,267
Acxiom Corp.*	700	6,622
Amdocs, Ltd.*	200	5,376
Broadridge Financial Solutions, Inc.	1,500	30,150
China Information Security Technology, Inc.*	100	554
Computer Sciences Corp.*	200	10,542
CSG Systems International, Inc.*	1,200	19,212
Fidelity National Information Services, Inc.	400	10,204
Gartner, Inc.*	100	1,827
Global Cash Access Holdings, Inc.*	968	7,076
infoGROUP, Inc.*	100	701
RightNow Technologies, Inc.*	100	1,444
SAIC, Inc.*	300	5,262
Sapient Corp.*	100	804
VeriFone Holdings, Inc.*	200	3,178
Visa, Inc. Class A	200	13,822
Wright Express Corp.*	178	5,253
		200,294
Leisure Equipment & Products (0.2%)
Brunswick Corp.	100	1,198
Eastman Kodak Co.	200	956
Mattel, Inc.	900	16,614
Smith & Wesson Holding Corp.*	200	1,046
Sturm, Ruger & Co., Inc.	100	1,294
		21,108
Life Sciences Tools & Services (0.8%)
Accelrys, Inc.*	100	580
Bio-Rad Laboratories, Inc. Class A*	600	55,128
Waters Corp.*	600	33,516
		89,224
Machinery (1.6%)
Caterpillar, Inc.	1,000	51,330

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Machinery
Crane Co.	2,200	$56,782
Eaton Corp.	100	5,659
Federal Signal Corp.	1,700	12,223
Flowserve Corp.	300	29,562
Mueller Water Products, Inc. Class A	100	548
Navistar International Corp.*	100	3,742
Oshkosh Corp.	300	9,279
Tennant Co.	500	14,530
The Gorman-Rupp Co.	100	2,491
The Manitowoc Co., Inc.	200	1,894
		188,040
Media (2.4%)
Cinemark Holdings, Inc.	400	4,144
Comcast Corp. Class A	2,200	37,158
CTC Media, Inc.*	100	1,572
Gannett Co., Inc.	209	2,614
Harte-Hanks, Inc.	1,723	23,829
Interpublic Group of Cos., Inc.*	309	2,324
Marvel Entertainment, Inc.*	700	34,734
News Corp. Class A	800	9,592
Regal Entertainment Group Class A	400	4,928
Scripps Networks Interactive, Inc. Class A	100	3,695
The New York Times Co. Class A	100	812
Time Warner, Inc.	4,800	138,144
Valassis Communications, Inc.*	300	5,364
Viacom, Inc. Class A*	100	2,945
Virgin Media, Inc.	300	4,176
		276,031
Metals & Mining (2.9%)
Alcoa, Inc.	2,000	26,240
Allied Nevada Gold Corp.*	100	979
Brush Engineered Materials, Inc.*	100	2,446
Cliffs Natural Resources, Inc.	100	3,236
Freeport-McMoRan Copper & Gold, Inc.	900	61,749
General Moly, Inc.*	200	630
Hecla Mining Co.*	400	1,756
Horsehead Holding Corp.*	100	1,172
Newmont Mining Corp.	2,600	114,452
Nucor Corp.	1,100	51,711
Stillwater Mining Co.*	1,400	9,408
United States Steel Corp.	100	4,437
Walter Energy, Inc.	400	24,024
Worthington Industries, Inc.	2,500	34,750
		336,990
Multi-Utilities (2.1%)
CH Energy Group, Inc.	100	4,431
DTE Energy Co.	500	17,570
NSTAR	200	6,364
PG&E Corp.	600	24,294
Public Service Enterprise Group, Inc.	4,700	147,768
TECO Energy, Inc.	2,300	32,384
Xcel Energy, Inc.	200	3,848
		236,659
Multiline Retail (1.1%)
99 Cents Only Stores*	3,254	43,766
Dollar Tree, Inc.*	500	24,340

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Multiline Retail
Family Dollar Stores, Inc.	1,900	$50,160
J.C. Penney Co., Inc.	200	6,750
Saks, Inc.*	100	682
Sears Holdings Corp.*	100	6,531
		132,229
Oil, Gas & Consumable Fuels (5.5%)
Alpha Natural Resources, Inc.*	958	33,626
Apache Corp.	1,300	119,379
Atlas Pipeline Partners LP	900	6,579
Berry Petroleum Co. Class A	400	10,712
BPZ Resources, Inc.*	100	752
BreitBurn Energy Partners LP	100	1,137
Chesapeake Energy Corp.	1,600	45,440
Chevron Corp.	200	14,086
ConocoPhillips	1,500	67,740
Consol Energy, Inc.	500	22,555
Devon Energy Corp.	1,700	114,461
Exxon Mobil Corp.	1,220	83,704
Gran Tierra Energy, Inc.*	200	832
International Coal Group, Inc.*	100	403
Marathon Oil Corp.	500	15,950
Newfield Exploration Co.*	700	29,792
Patriot Coal Corp.*	100	1,176
Rex Energy Corp.*	100	835
SandRidge Energy, Inc.*	500	6,480
Teekay Corp.	100	2,187
USEC, Inc.*	300	1,407
Valero Energy Corp.	2,800	54,292
W&T Offshore, Inc.	500	5,855
		639,380
Paper & Forest Products (0.1%)
International Paper Co.	300	6,669
Louisiana-Pacific Corp.*	100	667
Weyerhaeuser Co.	200	7,330
		14,666
Personal Products (0.1%)
Nu Skin Enterprises, Inc. Class A	400	7,412
Revlon, Inc. Class A*	100	486
The Estee Lauder Cos., Inc. Class A	100	3,708
		11,606
Pharmaceuticals (5.1%)
Bristol-Myers Squibb Co.	9,586	215,877
Eli Lilly & Co.	500	16,515
Mylan, Inc.*	100	1,601
Pfizer, Inc.	6,000	99,300
Schering-Plough Corp.	2,400	67,800
Sepracor, Inc.*	2,111	48,342
Valeant Pharmaceuticals International*	2,000	56,120
Wyeth	1,600	77,728
		583,283
Professional Services (0.1%)
FTI Consulting, Inc.*	300	12,783

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Real Estate Investment Trusts (2.5%)
Alexandria Real Estate Equities, Inc.	200	$10,870
Annaly Capital Management, Inc.	6,909	125,329
CBL & Associates Properties, Inc.	106	1,028
Chimera Investment Corp.	700	2,674
Cousins Properties, Inc.	515	4,264
Equity Residential	100	3,070
HCP, Inc.	1,900	54,606
Health Care REIT, Inc.	600	24,972
HRPT Properties Trust	200	1,504
iStar Financial, Inc.*	100	304
Lexington Realty Trust	103	525
MFA Financial, Inc.	100	796
Nationwide Health Properties, Inc.	100	3,099
Public Storage	100	7,524
Realty Income Corp.	100	2,565
Senior Housing Properties Trust	100	1,911
Simon Property Group, Inc.	401	27,842
Ventas, Inc.	300	11,550
Vornado Realty Trust	105	6,763
		291,196
Real Estate Management & Development (0.0%)
Altisource Portfolio Solutions SA*	200	2,888

Road & Rail (0.7%)
CSX Corp.	1,500	62,790
Dollar Thrifty Automotive Group, Inc.*	100	2,459
Union Pacific Corp.	200	11,670
		76,919
Semiconductors & Semiconductor Equipment (11.6%)
Actel Corp.*	100	1,217
Advanced Analogic Technologies, Inc.*	100	397
Advanced Micro Devices, Inc.*	1,029	5,824
Amkor Technology, Inc.*	200	1,376
Anadigics, Inc.*	100	471
Analog Devices, Inc.	800	22,064
Applied Micro Circuits Corp.*	200	1,998
Atmel Corp.*	1,021	4,278
Broadcom Corp. Class A*	3,300	101,277
Brooks Automation, Inc.*	100	773
Ceva, Inc.*	100	1,075
Cirrus Logic, Inc.*	100	556
Cohu, Inc.	100	1,356
Cree, Inc.*	500	18,375
Cypress Semiconductor Corp.*	500	5,165
DSP Group, Inc.*	100	814
Entegris, Inc.*	200	990
Entropic Communications, Inc.*	100	274
Exar Corp.*	100	735
Integrated Device Technology, Inc.*	400	2,704
Intel Corp.	12,100	236,797
Intersil Corp. Class A	1,700	26,027
IXYS Corp.	100	851
Kla-Tencor Corp.	500	17,930
Kopin Corp.*	100	480
Kulicke & Soffa Industries, Inc.*	100	603
Linear Technology Corp.	4,300	118,809
LSI Corp.*	1,200	6,588
Marvell Technology Group, Ltd.*	900	14,571
Maxim Integrated Products, Inc.	1,700	30,838
Micrel, Inc.	100	815

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Semiconductors & Semiconductor Equipment
MIPS Technologies, Inc.*	100	$377
MKS Instruments, Inc.*	700	13,503
Novellus Systems, Inc.*	500	10,490
Nvidia Corp.*	7,000	105,210
Pericom Semiconductor Corp.*	100	981
Photronics, Inc.*	100	474
RF Micro Devices, Inc.*	200	1,086
Rubicon Technology, Inc.*	100	1,484
Rudolph Technologies, Inc.*	100	740
Semitool, Inc.*	100	845
Semtech Corp.*	2,200	37,422
Silicon Image, Inc.*	100	243
Silicon Laboratories, Inc.*	1,700	78,812
Standard Microsystems Corp.*	100	2,321
Supertex, Inc.*	100	3,000
Techwell, Inc.*	100	1,098
Teradyne, Inc.*	400	3,700
Tessera Technologies, Inc.*	500	13,945
Texas Instruments, Inc.	18,200	431,158
Ultratech, Inc.*	100	1,323
Veeco Instruments, Inc.*	100	2,332
Volterra Semiconductor Corp.*	100	1,837
Zoran Corp.*	100	1,152
		1,339,561
Software (6.3%)
Actuate Corp.*	100	578
Advent Software, Inc.*	600	24,150
ANSYS, Inc.*	100	3,747
Ariba, Inc.*	100	1,160
AsiaInfo Holdings, Inc.*	200	3,994
Autodesk, Inc.*	3,900	92,820
Blackbaud, Inc.	100	2,320
Bottomline Technologies, Inc.*	100	1,290
Compuware Corp.*	1,800	13,194
Deltek, Inc.*	100	769
DemandTec, Inc.*	100	883
Double-Take Software, Inc.*	100	1,019
Electronic Arts, Inc.*	2,800	53,340
Epicor Software Corp.*	100	637
FalconStor Software, Inc.*	100	497
Interactive Intelligence, Inc.*	100	1,911
Micros Systems, Inc.*	100	3,019
Microsoft Corp.	100	2,589
MicroStrategy, Inc. Class A*	100	7,154
Monotype Imaging Holdings, Inc.*	100	841
MSC.Software Corp.*	100	841
Novell, Inc.*	710	3,202
Opnet Technologies, Inc.	100	1,093
Parametric Technology Corp.*	200	2,764
PROS Holdings, Inc.*	100	842
Red Hat, Inc.*	6,500	179,660
Renaissance Learning, Inc.	100	994
Rosetta Stone, Inc.*	100	2,296
Salesforce.com, Inc.*	1,100	62,623
Smith Micro Software, Inc.*	100	1,236
SolarWinds, Inc.*	100	2,203
SPSS, Inc.*	200	9,990
Sybase, Inc.*	5,300	206,170
Take-Two Interactive Software, Inc.*	2,900	32,509
THQ, Inc.*	700	4,788
TIBCO Software, Inc.*	100	949
TiVo, Inc.*	100	1,036

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Software
Ultimate Software Group, Inc.*	100	$2,872
		731,980
Specialty Retail (2.8%)
Aaron’s, Inc.	900	23,760
Aeropostale, Inc.*	1,300	56,511
AutoNation, Inc.*	1,810	32,725
Barnes & Noble, Inc.	300	6,666
Cabela’s, Inc.*	200	2,668
Charming Shoppes, Inc.*	100	491
Chico’s FAS, Inc.*	500	6,500
Dress Barn, Inc.*	100	1,793
GameStop Corp. Class A*	610	16,147
Home Depot, Inc.	1,600	42,624
Penske Auto Group, Inc.	700	13,426
PEP Boys-Manny, Moe & Jack	100	977
RadioShack Corp.	1,500	24,855
Rent-A-Center, Inc.*	1,800	33,984
Sally Beauty Holdings, Inc.*	500	3,555
The Buckle, Inc.	100	3,414
The Gap, Inc.	1,300	27,820
The Wet Seal, Inc. Class A*	100	378
TJX Cos., Inc.	600	22,290
		320,584
Textiles, Apparel & Luxury Goods (0.6%)
CROCS, Inc.*	100	665
Fossil, Inc.*	500	14,225
Liz Claiborne, Inc.	100	493
Polo Ralph Lauren Corp.	300	22,986
Quiksilver, Inc.*	100	275
The Warnaco Group, Inc.*	600	26,316
		64,960
Thrifts & Mortgage Finance (0.5%)
New York Community Bancorp, Inc.	430	4,911
NewAlliance Bancshares, Inc.	3,927	42,019
Ocwen Financial Corp.*	600	6,792
Radian Group, Inc.	100	1,058
		54,780
Tobacco (0.7%)
Alliance One International, Inc.*	100	448
Philip Morris International, Inc.	900	43,866
Reynolds American, Inc.	700	31,164
		75,478
Trading Companies & Distributors (0.0%)
Fastenal Co.	100	3,870

Water Utilities (0.0%)
American Water Works Co., Inc.	200	3,988

Wireless Telecommunication Services (0.9%)
Leap Wireless International, Inc.*	100	1,955
Sprint Nextel Corp.*	2,649	10,463
Syniverse Holdings, Inc.*	540	9,450
Telephone & Data Systems, Inc.	200	6,202

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Wireless Telecommunication Services
United States Cellular Corp.*	1,841	$71,928
		99,998
TOTAL COMMON STOCKS (Cost $10,689,459)		11,808,316
TOTAL LONG STOCK POSITIONS (Cost $10,689,459)		11,808,316

	Par (000)
SHORT-TERM INVESTMENTS (1.6%)
State Street Bank and Trust Co. Euro Time Deposit, 0.010%, 10/01/09 (Cost $187,000)	$187	187,000

TOTAL INVESTMENTS AT VALUE (103.8%) (Cost $10,876,459)		11,995,316

TOTAL SECURITIES SOLD SHORT (-4.0%) (Proceeds $-390,059)		(465,520)

OTHER ASSETS IN EXCESS OF LIABILITIES (0.2%)		23,352

NET ASSETS (100.0%)		$11,553,148

	Number of Shares
SHORT STOCK POSITIONS (-4.0%)
COMMON STOCKS (-4.0%)
Aerospace & Defense (-0.4%)
The Boeing Co.	(300)	(16,245)
United Technologies Corp.	(400)	(24,372)
		(40,617)
Air Freight & Logistics (-0.2%)
United Parcel Service, Inc. Class B	(300)	(16,941)

Airlines (-0.1%)
AMR Corp.*	(300)	(2,385)
Continental Airlines, Inc. Class B*	(100)	(1,644)
Delta Air Lines, Inc.*	(200)	(1,792)
Hawaiian Holdings, Inc.*	(100)	(826)
Southwest Airlines Co.	(500)	(4,800)
		(11,447)
Auto Components (-0.1%)
ArvinMeritor, Inc.	(100)	(782)
Spartan Motors, Inc.	(100)	(514)
The Goodyear Tire & Rubber Co.*	(200)	(3,406)
TRW Automotive Holdings Corp.*	(200)	(3,350)
		(8,052)
Beverages (-0.2%)
PepsiCo, Inc.	(400)	(23,464)

Biotechnology (-0.1%)
Amylin Pharmaceuticals, Inc.*	(200)	(2,738)
Celgene Corp.*	(100)	(5,590)
		(8,328)
Building Products (-0.0%)
Masco Corp.	(200)	(2,584)

Chemicals (-0.2%)
Air Products & Chemicals, Inc.	(100)	(7,758)
E.I. Du Pont de Nemours & Co.	(400)	(12,856)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Chemicals
W.R. Grace & Co.*	(100)	$(2,174)
		(22,788)
Commercial Banks (-0.0%)
Fifth Third Bancorp	(100)	(1,013)
SunTrust Banks, Inc.	(100)	(2,255)
		(3,268)
Commercial Services & Supplies (-0.0%)
American Reprographics Co.*	(200)	(1,904)

Communications Equipment (-0.1%)
Brocade Communications Systems, Inc.*	(300)	(2,358)
Ciena Corp.*	(100)	(1,628)
QUALCOMM, Inc.	(200)	(8,996)
		(12,982)
Computers & Peripherals (-0.1%)
Dell, Inc.*	(400)	(6,104)

Consumer Finance (-0.0%)
Discover Financial Services	(200)	(3,246)

Diversified Consumer Services (-0.0%)
Service Corp. International	(200)	(1,402)

Diversified Telecommunication Services (-0.0%)
Frontier Communications Corp.	(200)	(1,508)
Windstream Corp.	(200)	(2,026)
		(3,534)
Electric Utilities (-0.1%)
FPL Group, Inc.	(100)	(5,523)
Pepco Holdings, Inc.	(100)	(1,488)
Progress Energy, Inc.	(100)	(3,906)
		(10,917)
Electrical Equipment (-0.2%)
Emerson Electric Co.	(400)	(16,032)
Polypore International, Inc.*	(200)	(2,582)
		(18,614)
Electronic Equipment, Instruments & Components (-0.0%)
Jabil Circuit, Inc.	(100)	(1,341)

Energy Equipment & Services (-0.2%)
Baker Hughes, Inc.	(100)	(4,266)
Halliburton Co.	(400)	(10,848)
Helix Energy Solutions Group, Inc.*	(200)	(2,996)
		(18,110)
Food & Staples Retailing (-0.3%)
Costco Wholesale Corp.	(100)	(5,646)
CVS Caremark Corp.	(300)	(10,722)
Safeway, Inc.	(100)	(1,972)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Food & Staples Retailing
Walgreen Co.	(500)	$(18,735)
		(37,075)
Health Care Equipment & Supplies (-0.0%)
Hologic, Inc.*	(100)	(1,634)

Health Care Providers & Services (-0.0%)
Cardinal Health, Inc.	(100)	(2,680)

Hotels, Restaurants & Leisure (-0.1%)
International Game Technology	(200)	(4,296)
Marriott International, Inc. Class A	(302)	(8,332)
Wendy’s/Arby’s Group, Inc. Class A	(200)	(946)
		(13,574)
Household Durables (-0.1%)
D.R. Horton, Inc.	(200)	(2,282)
Ethan Allen Interiors, Inc.	(100)	(1,650)
KB Home	(100)	(1,661)
Pulte Homes, Inc.	(100)	(1,099)
Toll Brothers, Inc.*	(100)	(1,954)
		(8,646)
Industrial Conglomerates (-0.0%)
Textron, Inc.	(100)	(1,898)

Insurance (-0.0%)
Genworth Financial, Inc. Class A	(100)	(1,195)
Old Republic International Corp.	(200)	(2,436)
		(3,631)
Internet Software & Services (-0.1%)
eBay, Inc.*	(200)	(4,722)

Life Sciences Tools & Services (-0.1%)
Thermo Fisher Scientific, Inc.*	(100)	(4,367)

Machinery (-0.1%)
Deere & Co.	(100)	(4,292)
PACCAR, Inc.	(100)	(3,771)
Terex Corp.*	(100)	(2,073)
		(10,136)
Media (-0.2%)
CBS Corp. Class B	(400)	(4,820)
The Walt Disney Co.	(800)	(21,968)
		(26,788)
Metals & Mining (-0.0%)
Century Aluminum Co.*	(100)	(935)
Titanium Metals Corp.	(200)	(1,918)
		(2,853)
Multi-Utilities (-0.1%)
Centerpoint Energy, Inc.	(200)	(2,486)
Consolidated Edison, Inc.	(200)	(8,188)

	Number of
	Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Multi-Utilities
NiSource, Inc.	(200)	$(2,778)
		(13,452)
Office Electronics (-0.0%)
Xerox Corp.	(300)	(2,322)

Oil, Gas & Consumable Fuels (-0.2%)
El Paso Corp.	(400)	(4,128)
Kinder Morgan Management LLC*	(102)	(4,830)
Petrohawk Energy Corp.*	(100)	(2,421)
Spectra Energy Corp.	(300)	(5,682)
Stone Energy Corp.*	(300)	(4,893)
		(21,954)
Personal Products (-0.0%)
Avon Products, Inc.	(100)	(3,396)

Professional Services (-0.0%)
Monster Worldwide, Inc.*	(100)	(1,748)
Robert Half International, Inc.	(100)	(2,502)
		(4,250)
Real Estate Investment Trusts (-0.0%)
Anworth Mortgage Asset Corp.	(100)	(788)
Apartment Investment & Management Co. Class A	(100)	(1,475)
Host Hotels & Resorts, Inc.	(100)	(1,177)
Sunstone Hotel Investors, Inc.*	(100)	(710)
		(4,150)
Real Estate Management & Development (-0.0%)
CB Richard Ellis Group, Inc. Class A*	(300)	(3,522)

Road & Rail (-0.0%)
Hertz Global Holdings, Inc.*	(100)	(1,083)

Semiconductors & Semiconductor Equipment (-0.1%)
Applied Materials, Inc.	(800)	(10,720)
Fairchild Semiconductor International, Inc.*	(100)	(1,023)
ON Semiconductor Corp.*	(200)	(1,650)
		(13,393)
Software (-0.1%)
Activision Blizzard, Inc.*	(200)	(2,478)
CA, Inc.	(100)	(2,199)
Symantec Corp.*	(100)	(1,647)
		(6,324)
Specialty Retail (-0.3%)
American Eagle Outfitters, Inc.	(100)	(1,686)
Asbury Automotive Group, Inc.*	(100)	(1,268)
Best Buy Co., Inc.	(100)	(3,752)
Coldwater Creek, Inc.*	(100)	(820)
Lowe’s Cos., Inc.	(400)	(8,376)
Office Depot, Inc.*	(100)	(662)
OfficeMax, Inc.*	(300)	(3,774)
Staples, Inc.	(500)	(11,610)
		(31,948)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Textiles, Apparel & Luxury Goods (-0.0%)
Jones Apparel Group, Inc.	(200)	$(3,586)

Thrifts & Mortgage Finance (-0.0%)
TFS Financial Corp.	(100)	(1,190)

Tobacco (-0.1%)
Altria Group, Inc.	(700)	(12,467)

Trading Companies & Distributors (-0.0%)
United Rentals, Inc.*	(200)	(2,060)

Wireless Telecommunication Services (-0.1%)
American Tower Corp. Class A*	(100)	(3,640)
Crown Castle International Corp.*	(100)	(3,136)
		(6,776)
TOTAL COMMON STOCKS (Proceeds $-390,059)		(465,520)
TOTAL SECURITIES SOLD SHORT (Proceeds $-390,059)		$(465,520)

*	Non-income producing security.

Security Valuation — The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

The Portfolio adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Equities	$11,808,316	$—	$—	$11,808,316
Short-Term Investment	—	187,000	—	187,000
Liabilities in Securities Sold Short
Equities	(465,520)	—	—	(465,520)
Other Financial Instruments*	—	—	—	—
	$11,342,796	$187,000	$—	$11,529,796

*Other financial instruments include futures, forwards and swap contracts.

Federal Income Tax Cost — At September 30, 2009, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $10,876,459, $1,382,172, $(263,315) and $1,118,857, respectively.

At September 30, 2009, the identified proceeds for federal income tax purposes, as well as the gross unrealized appreciation from securities sold short for those securities having an excess of proceeds over value, gross unrealized depreciation from investments for those securities having an excess of value over proceeds and the net unrealized depreciation from securities sold short were $(390,059), $774, $(76,235) and $(75,461), respectively.

Other information regarding the Portfolio is available in the most recent Report to Shareholders. This information is also available on the Portfolio’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Trust - U.S. Equity Flex III Portfolio

Schedule of Investments

September 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS (99.2%)
COMMON STOCKS (99.2%)
Aerospace & Defense (3.1%)
Honeywell International, Inc.	200	$7,430
ITT Corp.	700	36,505
Lockheed Martin Corp.	300	23,424
Northrop Grumman Corp.	4,000	207,000
Raytheon Co.	2,900	139,113
Spirit Aerosystems Holdings, Inc. Class A*	200	3,612
		417,084
Air Freight & Logistics (0.1%)
FedEx Corp.	100	7,522
Uti Worldwide, Inc.	200	2,896
		10,418
Airlines (0.1%)
Airtran Holdings, Inc.*	1,700	10,625
JetBlue Airways Corp.*	200	1,196
UAL Corp.*	100	922
US Airways Group, Inc.*	100	470
		13,213
Auto Components (0.2%)
American Axle & Manufacturing Holdings, Inc.	1,700	12,036
Exide Technologies*	100	797
Gentex Corp.	150	2,123
Johnson Controls, Inc.	400	10,224
		25,180
Automobiles (0.1%)
Ford Motor Co.*	2,600	18,746

Beverages (1.7%)
Coca-Cola Enterprises, Inc.	8,400	179,844
Dr. Pepper Snapple Group, Inc.*	500	14,375
Pepsi Bottling Group, Inc.	900	32,796
		227,015
Biotechnology (0.5%)
Amgen, Inc.*	800	48,184
Arena Pharmaceuticals, Inc.*	100	447
Exelixis, Inc.*	100	638
Geron Corp.*	100	656
Human Genome Sciences, Inc.*	100	1,882
Incyte Corp., Ltd.*	100	675
Ligand Pharmaceuticals, Inc. Class B*	100	231
United Therapeutics Corp.*	400	19,596
		72,309
Capital Markets (2.7%)
Allied Capital Corp.	200	614
American Capital, Ltd.	266	859
Apollo Investment Corp.	200	1,910
Ares Capital Corp.	100	1,102
Blackstone Group LP	400	5,680
Evercore Partners, Inc. Class A	100	2,922
GLG Partners, Inc.	200	806
Invesco, Ltd.	900	20,484
MF Global, Ltd.*	100	727

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Capital Markets
Morgan Stanley	1,100	$33,968
Raymond James Financial, Inc.	200	4,656
State Street Corp.	400	21,040
The Bank of New York Mellon Corp.	2,900	84,071
The Goldman Sachs Group, Inc.	800	147,480
Waddell & Reed Financial, Inc. Class A	1,662	47,284
		373,603
Chemicals (2.6%)
Ashland, Inc.	100	4,322
Cabot Corp.	500	11,555
Chemtura Corp.*	3,300	3,069
Eastman Chemical Co.	1,100	58,894
Huntsman Corp.	400	3,644
Lubrizol Corp.	1,000	71,460
NL Industries, Inc.	700	4,690
PolyOne Corp.*	100	667
Sigma-Aldrich Corp.	600	32,388
Terra Industries, Inc.	800	27,736
The Dow Chemical Co.	3,718	96,928
The Mosaic Co.	300	14,421
The Scotts Miracle-Gro Co. Class A	400	17,180
Westlake Chemical Corp.	500	12,850
		359,804
Commercial Banks (2.1%)
CapitalSource, Inc.	300	1,302
Cathay General Bancorp	100	809
CVB Financial Corp.	100	759
First Bancorp	100	305
FNB Corp.	3,200	22,752
Fulton Financial Corp.	300	2,208
Huntington Bancshares, Inc.	600	2,826
International Bancshares Corp.	100	1,631
Keycorp	300	1,950
Marshall & Ilsley Corp.	300	2,421
National Penn Bancshares, Inc.	100	611
PacWest Bancorp	385	7,334
PNC Financial Services Group, Inc.	300	14,577
Regions Financial Corp.	1,400	8,694
Susquehanna Bancshares, Inc.	100	589
Synovus Financial Corp.	258	968
U.S. Bancorp	1,200	26,232
Valley National Bancorp	210	2,581
Wells Fargo & Co.	5,400	152,172
Westamerica BanCorporation	700	36,400
Zions Bancorporation	100	1,797
		288,918
Commercial Services & Supplies (0.6%)
Cintas Corp.	700	21,217
EnergySolutions, Inc.	100	922
HNI Corp.	100	2,360
Innerworkings, Inc.*	100	494
Interface, Inc. Class A	200	1,660
Mine Safety Appliances Co.	1,400	38,514
R. R. Donnelley & Sons Co.	300	6,378
Rollins, Inc.	400	7,540
		79,085

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Communications Equipment (1.0%)
3Com Corp.*	500	$2,615
ADTRAN, Inc.	500	12,275
Digi International, Inc.*	100	852
JDS Uniphase Corp.*	200	1,422
Juniper Networks, Inc.*	1,500	40,530
Motorola, Inc.	4,000	34,360
Polycom, Inc.*	1,600	42,800
Seachange International, Inc.*	100	750
Sycamore Networks, Inc.*	200	604
Tellabs, Inc.*	400	2,768
		138,976
Computers & Peripherals (3.2%)
Adaptec, Inc.*	100	334
Apple, Inc.*	900	166,833
Avid Technology, Inc.*	600	8,454
Cray, Inc.*	100	833
EMC Corp.*	2,700	46,008
International Business Machines Corp.	500	59,805
Netezza Corp.*	100	1,124
QLogic Corp.*	1,000	17,200
SanDisk Corp.*	300	6,510
Seagate Technology	500	7,605
Sun Microsystems, Inc.*	3,100	28,179
Synaptics, Inc.*	600	15,120
Teradata Corp.*	300	8,256
Western Digital Corp.*	1,811	66,156
		432,417
Construction & Engineering (0.6%)
Aecom Technology Corp.*	500	13,570
Dycom Industries, Inc.*	200	2,460
Fluor Corp.	800	40,680
KBR, Inc.	400	9,316
URS Corp.*	500	21,825
		87,851
Consumer Finance (1.2%)
American Express Co.	4,300	145,770
Capital One Financial Corp.	300	10,719
		156,489
Containers & Packaging (0.4%)
Bway Holding Co.*	100	1,851
Pactiv Corp.*	2,200	57,310
		59,161
Diversified Consumer Services (1.3%)
Brink’s Home Security Holdings, Inc.*	100	3,079
Career Education Corp.*	1,200	29,256
Corinthian Colleges, Inc.*	2,900	53,824
ITT Educational Services, Inc.*	300	33,123
Regis Corp.	600	9,300
Stewart Enterprises, Inc. Class A	100	523
Strayer Education, Inc.	200	43,536
Weight Watchers International, Inc.	100	2,744
		175,385

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Diversified Financial Services (6.7%)
Bank of America Corp.	100	$1,692
Citigroup, Inc.	14,303	69,227
iShares Russell 3000 Index Fund	9,900	613,701
JPMorgan Chase & Co.	4,500	197,190
Moody’s Corp.	900	18,414
MSCI, Inc. Class A*	400	11,848
		912,072
Diversified Telecommunication Services (3.3%)
AT&T, Inc.	7,400	199,874
Cincinnati Bell, Inc.*	300	1,050
Clearwire Corp. Class A*	100	813
PAETEC Holding Corp.*	100	387
Premiere Global Services, Inc.*	600	4,986
Qwest Communications International, Inc.	1,785	6,801
Verizon Communications, Inc.	7,900	239,133
		453,044
Electric Utilities (1.2%)
American Electric Power Co., Inc.	1,300	40,287
DPL, Inc.	1,300	33,930
Exelon Corp.	300	14,886
FirstEnergy Corp.	700	32,004
Hawaiian Electric Industries, Inc.	741	13,427
Pinnacle West Capital Corp.	200	6,564
PPL Corp.	600	18,204
Southern Co.	200	6,334
		165,636
Electrical Equipment (0.2%)
Cooper Industries PLC Class A	500	18,785
FuelCell Energy, Inc.*	100	427
SunPower Corp. Class A*	100	2,989
SunPower Corp. Class B*	219	5,525
		27,726
Electronic Equipment, Instruments & Components (1.6%)
Checkpoint Systems, Inc.*	2,100	34,524
Corning, Inc.	3,494	53,493
Dolby Laboratories, Inc. Class A*	100	3,819
FLIR Systems, Inc.*	600	16,782
Ingram Micro, Inc. Class A*	3,500	58,975
Tech Data Corp.*	1,100	45,771
		213,364
Energy Equipment & Services (1.4%)
Atwood Oceanics, Inc.*	200	7,054
Dresser-Rand Group, Inc.*	600	18,642
FMC Technologies, Inc.*	400	20,896
Global Industries, Ltd.*	3,609	34,286
Hercules Offshore, Inc.*	100	491
ION Geophysical Corp.*	100	352
Key Energy Services, Inc.*	100	870
Newpark Resources*	100	321
Oceaneering International, Inc.*	700	39,725
Parker Drilling Co.*	100	546
Rowan Cos., Inc.	300	6,921
Schlumberger, Ltd.	1,000	59,600
		189,704

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Food & Staples Retailing (0.5%)
The Kroger Co.	3,200	$66,048
Whole Foods Market, Inc.*	100	3,049
		69,097
Food Products (2.8%)
Archer-Daniels-Midland Co.	1,800	52,596
B&G Foods, Inc. Class A	100	819
Bunge, Ltd.	100	6,261
Chiquita Brands International, Inc.*	100	1,616
Dean Foods Co.*	1,600	28,464
Del Monte Foods Co.	900	10,422
General Mills, Inc.	500	32,190
H.J. Heinz Co.	500	19,875
Kraft Foods, Inc. Class A	600	15,762
Lancaster Colony Corp.	1,300	66,651
Sara Lee Corp.	1,900	21,166
Smithfield Foods, Inc.*	100	1,380
Tyson Foods, Inc. Class A	9,800	123,774
		380,976
Health Care Equipment & Supplies (1.4%)
Baxter International, Inc.	400	22,804
Beckman Coulter, Inc.	200	13,788
Becton, Dickinson and Co.	200	13,950
Boston Scientific Corp.*	1,700	18,003
Cyberonics, Inc.*	100	1,594
Hill-Rom Holdings, Inc.	500	10,890
Kinetic Concepts, Inc.*	500	18,490
Orthovita, Inc.*	100	439
ResMed, Inc.*	500	22,600
St. Jude Medical, Inc.*	300	11,703
STERIS Corp.	400	12,180
The Cooper Cos., Inc.	100	2,973
Thoratec Corp.*	500	15,135
Varian Medical Systems, Inc.*	500	21,065
		185,614
Health Care Providers & Services (0.7%)
Aetna, Inc.	200	5,566
CIGNA Corp.	100	2,809
Community Health Systems, Inc.*	329	10,505
Coventry Health Care, Inc.*	300	5,988
Health Management Associates, Inc. Class A*	300	2,247
Healthsouth Corp.*	100	1,564
McKesson Corp.	100	5,955
Medco Health Solutions, Inc.*	400	22,124
Omnicare, Inc.	1,300	29,276
Psychiatric Solutions, Inc.*	300	8,028
Tenet Healthcare Corp.*	100	588
		94,650
Health Care Technology (0.3%)
Cerner Corp.*	400	29,920
Computer Programs & Systems, Inc.	100	4,141
Omnicell, Inc.*	100	1,114
Phase Forward, Inc.*	600	8,424
		43,599
Hotels, Restaurants & Leisure (2.1%)
Carnival Corp.	200	6,656

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Hotels, Restaurants & Leisure
Chipotle Mexican Grill, Inc. Class A*	100	$9,705
McDonald’s Corp.	2,400	136,968
P.F. Chang’s China Bistro, Inc.*	400	13,588
Panera Bread Co. Class A*	800	44,000
Royal Caribbean Cruises, Ltd.*	100	2,408
WMS Industries, Inc.*	1,100	49,016
Yum! Brands, Inc.	700	23,632
		285,973
Household Durables (1.2%)
American Greetings Corp. Class A	300	6,690
Garmin, Ltd.	200	7,548
Jarden Corp.	400	11,228
Leggett & Platt, Inc.	2,400	46,560
Newell Rubbermaid, Inc.	1,600	25,104
NVR, Inc.*	100	63,737
Standard Pacific Corp.*	100	369
Tupperware Brands Corp.	100	3,992
		165,228
Household Products (0.8%)
Clorox Co.	300	17,646
Colgate-Palmolive Co.	600	45,768
Kimberly-Clark Corp.	200	11,796
The Procter & Gamble Co.	500	28,960
		104,170
Independent Power Producers & Energy Traders (1.0%)
Mirant Corp.*	6,000	98,580
Ormat Technologies, Inc.	200	8,164
The AES Corp.*	2,000	29,640
		136,384
Industrial Conglomerates (0.9%)
3M Co.	800	59,040
General Electric Co.	3,700	60,754
McDermott International, Inc.*	200	5,054
		124,848
Insurance (3.9%)
Aflac, Inc.	1,400	59,836
AON Corp.	400	16,276
Arthur J. Gallagher & Co.	1,410	34,362
Aspen Insurance Holdings, Ltd.	100	2,647
Assured Guaranty, Ltd.	100	1,942
Axis Capital Holdings, Ltd.	100	3,018
CNA Financial Corp.*	500	12,070
Conseco, Inc.*	200	1,052
First American Corp.	1,550	50,174
Hartford Financial Services Group, Inc.	400	10,600
HCC Insurance Holdings, Inc.	1,200	32,820
Lincoln National Corp.	200	5,182
MetLife, Inc.	100	3,807
Montpelier Re Holdings, Ltd.	100	1,632
Prudential Financial, Inc.	1,800	89,838
StanCorp Financial Group, Inc.	793	32,013
The Allstate Corp.	1,400	42,868
The Travelers Cos., Inc.	200	9,846
Unitrin, Inc.	1,437	28,007
Unum Group	3,500	75,040

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Insurance
Validus Holdings, Ltd.	100	$2,580
W.R. Berkley Corp.	500	12,640
		528,250
Internet & Catalog Retail (0.9%)
Expedia, Inc.*	1,800	43,110
Liberty Media Corp. - Interactive Class A*	800	8,776
NetFlix, Inc.*	700	32,319
priceline.com, Inc.*	200	33,164
		117,369
Internet Software & Services (0.3%)
Art Technology Group, Inc.*	100	386
DivX, Inc.*	100	546
RealNetworks, Inc.*	100	372
Sohu.com, Inc.*	300	20,634
ValueClick, Inc.*	500	6,595
VeriSign, Inc.*	400	9,476
		38,009
IT Services (1.3%)
Accenture PLC Class A	1,600	59,632
Acxiom Corp.*	300	2,838
Amdocs, Ltd.*	200	5,376
Broadridge Financial Solutions, Inc.	1,368	27,497
China Information Security Technology, Inc.*	100	554
Computer Sciences Corp.*	100	5,271
CSG Systems International, Inc.*	1,200	19,212
Fidelity National Information Services, Inc.	600	15,306
Gartner, Inc.*	100	1,827
Global Cash Access Holdings, Inc.*	868	6,345
infoGROUP, Inc.*	100	701
RightNow Technologies, Inc.*	100	1,444
SAIC, Inc.*	1,000	17,540
Sapient Corp.*	100	804
VeriFone Holdings, Inc.*	200	3,178
Wright Express Corp.*	200	5,902
		173,427
Leisure Equipment & Products (0.1%)
Brunswick Corp.	100	1,198
Eastman Kodak Co.	200	956
Mattel, Inc.	800	14,768
Smith & Wesson Holding Corp.*	100	523
Sturm, Ruger & Co., Inc.	100	1,294
		18,739
Life Sciences Tools & Services (0.7%)
Accelrys, Inc.*	100	580
Bio-Rad Laboratories, Inc. Class A*	600	55,128
Waters Corp.*	600	33,516
		89,224
Machinery (1.8%)
Caterpillar, Inc.	1,400	71,862
Crane Co.	2,401	61,970
Eaton Corp.	200	11,318
Federal Signal Corp.	1,712	12,309
Flowserve Corp.	300	29,562

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Machinery
Force Protection, Inc.*	100	$546
Graham Corp.	100	1,555
Mueller Water Products, Inc. Class A	100	548
Navistar International Corp.*	200	7,484
Nordson Corp.	500	28,045
Oshkosh Corp.	500	15,465
		240,664
Media (2.6%)
Belo Corp. Class A	100	541
Cinemark Holdings, Inc.	200	2,072
Comcast Corp. Class A	2,300	38,847
Gannett Co., Inc.	300	3,753
Harte-Hanks, Inc.	1,741	24,078
Lamar Advertising Co. Class A*	100	2,744
Marvel Entertainment, Inc.*	700	34,734
News Corp. Class A	800	9,592
Regal Entertainment Group Class A	400	4,928
Scripps Networks Interactive, Inc. Class A	100	3,695
Time Warner Cable, Inc.	200	8,618
Time Warner, Inc.	7,200	207,216
Valassis Communications, Inc.*	200	3,576
Virgin Media, Inc.	400	5,568
		349,962
Metals & Mining (2.8%)
Alcoa, Inc.	2,000	26,240
Allied Nevada Gold Corp.*	100	979
Brush Engineered Materials, Inc.*	100	2,446
Cliffs Natural Resources, Inc.	100	3,236
Freeport-McMoRan Copper & Gold, Inc.	1,200	82,332
General Moly, Inc.*	100	315
Hecla Mining Co.*	500	2,195
Horsehead Holding Corp.*	100	1,172
Newmont Mining Corp.	3,000	132,060
Nucor Corp.	1,100	51,711
Stillwater Mining Co.*	1,000	6,720
United States Steel Corp.	100	4,437
Walter Energy, Inc.	400	24,024
Worthington Industries, Inc.	2,939	40,852
		378,719
Multi-Utilities (1.5%)
DTE Energy Co.	600	21,084
NSTAR	600	19,092
PG&E Corp.	700	28,343
Public Service Enterprise Group, Inc.	3,100	97,464
TECO Energy, Inc.	1,700	23,936
Xcel Energy, Inc.	600	11,544
		201,463
Multiline Retail (1.3%)
99 Cents Only Stores*	4,100	55,145
Dollar Tree, Inc.*	800	38,944
Family Dollar Stores, Inc.	2,100	55,440
J.C. Penney Co., Inc.	900	30,375
		179,904
Oil, Gas & Consumable Fuels (5.0%)
Alpha Natural Resources, Inc.*	1,425	50,017

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Oil, Gas & Consumable Fuels
Apache Corp.	1,300	$119,379
Atlas Pipeline Partners LP	900	6,579
Berry Petroleum Co. Class A	300	8,034
BPZ Resources, Inc.*	100	752
Brigham Exploration Co.*	100	908
Chesapeake Energy Corp.	500	14,200
Chevron Corp.	400	28,172
ConocoPhillips	2,600	117,416
Consol Energy, Inc.	300	13,533
Devon Energy Corp.	1,800	121,194
Exxon Mobil Corp.	1,300	89,193
Gran Tierra Energy, Inc.*	300	1,248
International Coal Group, Inc.*	100	403
Knightsbridge Tankers, Ltd.	100	1,304
Marathon Oil Corp.	400	12,760
Newfield Exploration Co.*	700	29,792
Patriot Coal Corp.*	100	1,176
Rex Energy Corp.*	100	835
SandRidge Energy, Inc.*	500	6,480
USEC, Inc.*	300	1,407
Valero Energy Corp.	2,700	52,353
W&T Offshore, Inc.	200	2,342
		679,477
Paper & Forest Products (0.2%)
International Paper Co.	500	11,115
Louisiana-Pacific Corp.*	100	667
Weyerhaeuser Co.	300	10,995
		22,777
Personal Products (0.1%)
Nu Skin Enterprises, Inc. Class A	500	9,265
Revlon, Inc. Class A*	100	486
The Estee Lauder Cos., Inc. Class A	100	3,708
		13,459
Pharmaceuticals (4.8%)
Bristol-Myers Squibb Co.	12,055	271,478
Eli Lilly & Co.	400	13,212
Pfizer, Inc.	8,000	132,400
Schering-Plough Corp.	2,100	59,325
Sepracor, Inc.*	2,023	46,327
The Medicines Co.*	100	1,101
Valeant Pharmaceuticals International*	2,200	61,732
Wyeth	1,500	72,870
		658,445
Professional Services (0.2%)
FTI Consulting, Inc.*	500	21,305

Real Estate Investment Trusts (2.5%)
Alexandria Real Estate Equities, Inc.	100	5,435
Annaly Capital Management, Inc.	6,100	110,654
Ashford Hospitality Trust, Inc.*	100	346
CBL & Associates Properties, Inc.	100	970
Chimera Investment Corp.	800	3,056
Cousins Properties, Inc.	747	6,185
Equity One, Inc.	100	1,567
Equity Residential	600	18,420
HCP, Inc.	2,400	68,976

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Real Estate Investment Trusts
Health Care REIT, Inc.	800	$33,296
HRPT Properties Trust	300	2,256
iStar Financial, Inc.*	100	304
Lexington Realty Trust	103	525
Medical Properties Trust, Inc.	100	781
MFA Financial, Inc.	100	796
National Retail Properties, Inc.	100	2,147
Nationwide Health Properties, Inc.	200	6,198
Public Storage	100	7,524
Realty Income Corp.	200	5,130
Senior Housing Properties Trust	100	1,911
Simon Property Group, Inc.	501	34,785
The Macerich Co.	113	3,427
Ventas, Inc.	200	7,700
Vornado Realty Trust	202	13,011
		335,400
Road & Rail (0.2%)
CSX Corp.	500	20,930
Dollar Thrifty Automotive Group, Inc.*	100	2,459
YRC Worldwide, Inc.*	100	445
		23,834
Semiconductors & Semiconductor Equipment (11.0%)
Actel Corp.*	100	1,217
Advanced Analogic Technologies, Inc.*	100	397
Advanced Micro Devices, Inc.*	1,200	6,792
Amkor Technology, Inc.*	200	1,376
Anadigics, Inc.*	100	471
Analog Devices, Inc.	700	19,306
Applied Micro Circuits Corp.*	200	1,998
Atmel Corp.*	1,100	4,609
Broadcom Corp. Class A*	3,600	110,484
Brooks Automation, Inc.*	200	1,546
Ceva, Inc.*	100	1,075
Cirrus Logic, Inc.*	200	1,112
Cohu, Inc.	100	1,356
Cree, Inc.*	500	18,375
Cypress Semiconductor Corp.*	200	2,066
DSP Group, Inc.*	100	814
Entegris, Inc.*	200	990
Entropic Communications, Inc.*	100	274
Exar Corp.*	100	735
Integrated Device Technology, Inc.*	500	3,380
Intel Corp.	12,900	252,453
Intersil Corp. Class A	2,600	39,806
IXYS Corp.	100	851
Kla-Tencor Corp.	500	17,930
Kopin Corp.*	200	960
Kulicke & Soffa Industries, Inc.*	100	603
Linear Technology Corp.	5,100	140,913
LSI Corp.*	1,400	7,686
Marvell Technology Group, Ltd.*	1,000	16,190
Maxim Integrated Products, Inc.	1,600	29,024
Micrel, Inc.	100	815
MIPS Technologies, Inc.*	100	377
MKS Instruments, Inc.*	700	13,503
Novellus Systems, Inc.*	500	10,490
Nvidia Corp.*	8,700	130,761
Pericom Semiconductor Corp.*	100	981
Photronics, Inc.*	100	474
RF Micro Devices, Inc.*	300	1,629

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Semiconductors & Semiconductor Equipment
Rubicon Technology, Inc.*	100	$1,484
Rudolph Technologies, Inc.*	100	740
Semitool, Inc.*	100	845
Semtech Corp.*	1,621	27,573
Silicon Image, Inc.*	100	243
Silicon Laboratories, Inc.*	1,900	88,084
Standard Microsystems Corp.*	100	2,321
Supertex, Inc.*	100	3,000
Techwell, Inc.*	100	1,098
Tessera Technologies, Inc.*	500	13,945
Texas Instruments, Inc.	21,400	506,966
Ultratech, Inc.*	100	1,323
Veeco Instruments, Inc.*	100	2,332
Volterra Semiconductor Corp.*	100	1,837
Zoran Corp.*	100	1,152
		1,496,762
Software (5.7%)
Actuate Corp.*	100	578
Advent Software, Inc.*	500	20,125
ANSYS, Inc.*	100	3,747
AsiaInfo Holdings, Inc.*	100	1,997
Autodesk, Inc.*	3,200	76,160
Blackbaud, Inc.	100	2,320
Bottomline Technologies, Inc.*	100	1,290
Deltek, Inc.*	100	769
DemandTec, Inc.*	100	883
Double-Take Software, Inc.*	100	1,019
Electronic Arts, Inc.*	4,500	85,725
Epicor Software Corp.*	100	637
FactSet Research Systems, Inc.	100	6,624
FalconStor Software, Inc.*	100	497
Interactive Intelligence, Inc.*	100	1,911
Microsoft Corp.	100	2,589
MicroStrategy, Inc. Class A*	100	7,154
Monotype Imaging Holdings, Inc.*	100	841
MSC.Software Corp.*	100	841
Novell, Inc.*	800	3,608
Opnet Technologies, Inc.	200	2,186
Parametric Technology Corp.*	300	4,146
PROS Holdings, Inc.*	100	842
Red Hat, Inc.*	7,300	201,772
Renaissance Learning, Inc.	100	994
Rosetta Stone, Inc.*	100	2,296
Rovi Corp.*	400	13,440
Salesforce.com, Inc.*	1,100	62,623
Smith Micro Software, Inc.*	100	1,236
SolarWinds, Inc.*	100	2,203
SPSS, Inc.*	200	9,990
Sybase, Inc.*	5,600	217,840
Take-Two Interactive Software, Inc.*	2,900	32,509
THQ, Inc.*	500	3,420
TIBCO Software, Inc.*	200	1,898
TiVo, Inc.*	100	1,036
Ultimate Software Group, Inc.*	100	2,872
		780,618
Specialty Retail (2.3%)
Aaron’s, Inc.	400	10,560
Aeropostale, Inc.*	1,700	73,899
AutoNation, Inc.*	2,100	37,968
Barnes & Noble, Inc.	400	8,888

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Specialty Retail
Charming Shoppes, Inc.*	100	$491
Chico’s FAS, Inc.*	100	1,300
GameStop Corp. Class A*	700	18,529
Home Depot, Inc.	1,700	45,288
Penske Auto Group, Inc.	1,000	19,180
PEP Boys-Manny, Moe & Jack	100	977
RadioShack Corp.	900	14,913
Rent-A-Center, Inc.*	2,000	37,760
Sally Beauty Holdings, Inc.*	400	2,844
Sonic Automotive, Inc. Class A	100	1,050
The Gap, Inc.	900	19,260
The Wet Seal, Inc. Class A*	100	378
TJX Cos., Inc.	700	26,005
		319,290
Textiles, Apparel & Luxury Goods (0.6%)
CROCS, Inc.*	100	665
Fossil, Inc.*	700	19,915
Liz Claiborne, Inc.	100	493
Polo Ralph Lauren Corp.	100	7,662
Quiksilver, Inc.*	100	275
The Warnaco Group, Inc.*	1,100	48,246
		77,256
Thrifts & Mortgage Finance (0.4%)
New York Community Bancorp, Inc.	860	9,821
NewAlliance Bancshares, Inc.	4,100	43,870
Radian Group, Inc.	100	1,058
The PMI Group, Inc.	119	506
		55,255
Tobacco (0.8%)
Alliance One International, Inc.*	100	448
Philip Morris International, Inc.	800	38,992
Reynolds American, Inc.	700	31,164
Star Scientific, Inc.*	100	93
Universal Corp.	900	37,638
		108,335
Trading Companies & Distributors (0.0%)
Fastenal Co.	100	3,870

Wireless Telecommunication Services (0.6%)
Leap Wireless International, Inc.*	100	1,955
Sprint Nextel Corp.*	3,153	12,454
Syniverse Holdings, Inc.*	100	1,750
Telephone & Data Systems, Inc.	600	18,606
United States Cellular Corp.*	1,200	46,884
		81,649
TOTAL COMMON STOCKS (Cost $12,131,446)		13,481,201

TOTAL LONG STOCK POSITIONS (Cost $12,131,446)		13,481,201

	Par (000)	Value
SHORT-TERM INVESTMENT (3.3%)
State Street Bank and Trust Co. Euro Time Deposit, 0.010%, 10/01/09 (Cost $443,000)	$443	$443,000

TOTAL INVESTMENTS AT VALUE (102.5%) (Cost $12,574,446)		13,924,201

TOTAL SECURITIES SOLD SHORT (-2.6%) (Proceeds $-299,714)		(350,656)

OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)		13,423

NET ASSETS (100.0%)		$13,586,968

	Number of Shares
SHORT STOCK POSITIONS (-2.6%)
COMMON STOCKS (-2.6%)
Aerospace & Defense (-0.2%)
The Boeing Co.	(200)	(10,830)
United Technologies Corp.	(300)	(18,279)
		(29,109)
Air Freight & Logistics (-0.1%)
United Parcel Service, Inc. Class B	(100)	(5,647)

Airlines (-0.1%)
AMR Corp.*	(300)	(2,385)
Continental Airlines, Inc. Class B*	(100)	(1,644)
Delta Air Lines, Inc.*	(200)	(1,792)
Hawaiian Holdings, Inc.*	(100)	(826)
Southwest Airlines Co.	(700)	(6,720)
		(13,367)
Auto Components (-0.0%)
Spartan Motors, Inc.	(200)	(1,028)
The Goodyear Tire & Rubber Co.*	(100)	(1,703)
		(2,731)
Beverages (-0.1%)
PepsiCo, Inc.	(300)	(17,598)

Biotechnology (-0.0%)
Amylin Pharmaceuticals, Inc.*	(100)	(1,369)

Building Products (-0.0%)
Masco Corp.	(200)	(2,584)

Chemicals (-0.1%)
E.I. Du Pont de Nemours & Co.	(300)	(9,642)

Commercial Banks (-0.0%)
Fifth Third Bancorp	(300)	(3,039)

Commercial Services & Supplies (-0.0%)
American Reprographics Co.*	(100)	(952)
Knoll, Inc.	(100)	(1,043)
Steelcase, Inc. Class A	(100)	(621)
		(2,616)
Communications Equipment (-0.1%)
Brocade Communications Systems, Inc.*	(300)	(2,358)
Ciena Corp.*	(100)	(1,628)
QUALCOMM, Inc.	(300)	(13,494)
		(17,480)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Computers & Peripherals (-0.1%)
Dell, Inc.*	(500)	$(7,630)

Construction & Engineering (-0.0%)
MasTec, Inc.*	(100)	(1,215)

Consumer Finance (-0.1%)
Discover Financial Services	(400)	(6,492)

Diversified Consumer Services (-0.0%)
Service Corp. International	(200)	(1,402)

Diversified Telecommunication Services (-0.0%)
Frontier Communications Corp.	(200)	(1,508)
Windstream Corp.	(200)	(2,026)
		(3,534)
Electric Utilities (-0.1%)
Duke Energy Corp.	(700)	(11,018)
NV Energy, Inc.	(100)	(1,159)
Pepco Holdings, Inc.	(100)	(1,488)
		(13,665)
Electrical Equipment (-0.1%)
Emerson Electric Co.	(200)	(8,016)

Electronic Equipment, Instruments & Components (-0.0%)
Jabil Circuit, Inc.	(100)	(1,341)

Energy Equipment & Services (-0.1%)
Halliburton Co.	(200)	(5,424)
Helix Energy Solutions Group, Inc.*	(100)	(1,498)
		(6,922)
Food & Staples Retailing (-0.3%)
CVS Caremark Corp.	(400)	(14,296)
Safeway, Inc.	(200)	(3,944)
SUPERVALU, Inc.	(100)	(1,506)
Walgreen Co.	(400)	(14,988)
		(34,734)
Food Products (-0.0%)
ConAgra Foods, Inc.	(100)	(2,168)

Health Care Equipment & Supplies (-0.0%)
Hologic, Inc.*	(100)	(1,634)

Hotels, Restaurants & Leisure (-0.0%)
International Game Technology	(100)	(2,148)
Wendy’s/Arby’s Group, Inc. Class A	(300)	(1,419)
		(3,567)
Household Durables (-0.0%)
D.R. Horton, Inc.	(300)	(3,423)
Pulte Homes, Inc.	(100)	(1,099)
		(4,522)
Independent Power Producers & Energy Traders (-0.0%)
Calpine Corp.*	(100)	(1,152)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Industrial Conglomerates (-0.0%)
Textron, Inc.	(100)	$(1,898)

Insurance (-0.0%)
Genworth Financial, Inc. Class A	(100)	(1,195)

Internet Software & Services (-0.1%)
eBay, Inc.*	(200)	(4,722)

IT Services (-0.0%)
The Western Union Co.	(100)	(1,892)

Media (-0.2%)
CBS Corp. Class B	(500)	(6,025)
The Walt Disney Co.	(800)	(21,968)
		(27,993)
Metals & Mining (-0.0%)
Titanium Metals Corp.	(100)	(959)

Multi-Utilities (-0.1%)
Centerpoint Energy, Inc.	(300)	(3,729)
CMS Energy Corp.	(100)	(1,340)
NiSource, Inc.	(100)	(1,389)
		(6,458)
Multiline Retail (-0.0%)
Target Corp.	(100)	(4,668)

Office Electronics (-0.0%)
Xerox Corp.	(300)	(2,322)

Oil, Gas & Consumable Fuels (-0.1%)
Spectra Energy Corp.	(300)	(5,682)
Stone Energy Corp.*	(100)	(1,631)
The Williams Cos., Inc.	(100)	(1,787)
		(9,100)
Paper & Forest Products (-0.0%)
Wausau Paper Corp.	(100)	(1,000)

Professional Services (-0.0%)
MPS Group, Inc.*	(100)	(1,052)

Real Estate Investment Trusts (-0.1%)
Anworth Mortgage Asset Corp.	(100)	(788)
Apartment Investment & Management Co. Class A	(100)	(1,475)
DiamondRock Hospitality Co.*	(100)	(810)
Host Hotels & Resorts, Inc.	(100)	(1,177)
ProLogis	(100)	(1,192)
Sunstone Hotel Investors, Inc.*	(100)	(710)
UDR, Inc.	(100)	(1,574)
		(7,726)
Real Estate Management & Development (-0.0%)
CB Richard Ellis Group, Inc. Class A*	(300)	(3,522)

Road & Rail (-0.0%)
Hertz Global Holdings, Inc.*	(200)	(2,166)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Semiconductors & Semiconductor Equipment (-0.1%)
Applied Materials, Inc.	(900)	$(12,060)
Fairchild Semiconductor International, Inc.*	(100)	(1,023)
National Semiconductor Corp.	(100)	(1,427)
ON Semiconductor Corp.*	(300)	(2,475)
		(16,985)
Software (-0.1%)
Activision Blizzard, Inc.*	(200)	(2,478)
Symantec Corp.*	(200)	(3,294)
		(5,772)
Specialty Retail (-0.2%)
American Eagle Outfitters, Inc.	(100)	(1,686)
Coldwater Creek, Inc.*	(100)	(820)
Lowe’s Cos., Inc.	(500)	(10,470)
Ltd Brands, Inc.	(100)	(1,699)
Office Depot, Inc.*	(100)	(662)
OfficeMax, Inc.*	(200)	(2,516)
Staples, Inc.	(300)	(6,966)
		(24,819)
Textiles, Apparel & Luxury Goods (-0.0%)
Jones Apparel Group, Inc.	(200)	(3,586)

Thrifts & Mortgage Finance (-0.0%)
People’s United Financial, Inc.	(100)	(1,556)

Tobacco (-0.1%)
Altria Group, Inc.	(900)	(16,029)

Trading Companies & Distributors (-0.0%)
United Rentals, Inc.*	(200)	(2,060)

TOTAL COMMON STOCKS (Proceeds $-299,714)		(350,656)

TOTAL SECURITIES SOLD SHORT (Proceeds $-299,714)		$(350,656)

*	Non-income producing security.

Security Valuation — The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

The Portfolio adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Equities	$13,481,201	$—	$—	$13,481,201
Short-Term Investment	—	443,000	—	443,000
Liabilities in Securities Sold Short
Equities	(350,656)	—	—	(350,656)
Other Financial Instruments*	—	—	—	—
	$13,130,545	$443,000	$—	$13,573,545

*Other financial instruments include futures, forwards and swap contracts.

Federal Income Tax Cost — At September 30, 2009, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $12,574,446, $1,474,236, $(124,481) and $1,349,755, respectively.

At September 30, 2009, the identified proceeds for federal income tax purposes, as well as the gross unrealized appreciation from securities sold short for those securities having an excess of proceeds over value, gross unrealized depreciation from investments for those securities having an excess of value over proceeds and the net unrealized depreciation from securities sold short were $(299,714), $1,272, $(52,214) and $(50,942), respectively.

Other information regarding the Portfolio is available in the most recent Report to Shareholders. This information is also available on the Portfolio’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Trust - U.S. Equity Flex IV Portfolio

Schedule of Investments

September 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS (100.4%)
COMMON STOCKS (100.4%)
Aerospace & Defense (3.0%)
Honeywell International, Inc.	300	$11,145
ITT Corp.	700	36,505
Lockheed Martin Corp.	200	15,616
Northrop Grumman Corp.	2,709	140,191
Raytheon Co.	2,120	101,696
Spirit Aerosystems Holdings, Inc. Class A*	300	5,418
		310,571
Air Freight & Logistics (0.1%)
FedEx Corp.	100	7,522

Airlines (0.1%)
Airtran Holdings, Inc.*	600	3,750
Copa Holdings SA Class A	100	4,449
JetBlue Airways Corp.*	200	1,196
UAL Corp.*	100	922
US Airways Group, Inc.*	100	470
		10,787
Auto Components (0.2%)
Gentex Corp.	100	1,415
Johnson Controls, Inc.	700	17,892
Superior Industries International, Inc.	200	2,840
		22,147
Automobiles (0.1%)
Ford Motor Co.*	1,900	13,699

Beverages (1.6%)
Coca-Cola Enterprises, Inc.	5,800	124,178
Dr. Pepper Snapple Group, Inc.*	300	8,625
Pepsi Bottling Group, Inc.	800	29,152
		161,955
Biotechnology (0.4%)
Amgen, Inc.*	600	36,138
Exelixis, Inc.*	100	638
Human Genome Sciences, Inc.*	100	1,882
Ligand Pharmaceuticals, Inc. Class B*	100	231
Myriad Genetics, Inc.*	200	5,480
PDL BioPharma, Inc.	100	788
		45,157
Building Products (0.1%)
Armstrong World Industries, Inc.*	200	6,892

Capital Markets (2.6%)
Allied Capital Corp.	200	614
American Capital, Ltd.	266	859
Apollo Investment Corp.	100	955
BlackRock, Inc.	100	21,682
Blackstone Group LP	400	5,680
E*TRADE Financial Corp.*	400	700
Evercore Partners, Inc. Class A	100	2,922
GLG Partners, Inc.	100	403
Invesco, Ltd.	1,000	22,760
Morgan Stanley	1,100	33,968

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Capital Markets
Raymond James Financial, Inc.	100	$2,328
State Street Corp.	600	31,560
The Bank of New York Mellon Corp.	1,975	57,255
The Goldman Sachs Group, Inc.	300	55,305
Waddell & Reed Financial, Inc. Class A	1,000	28,450
		265,441
Chemicals (2.9%)
Cabot Corp.	700	16,177
CF Industries Holdings, Inc.	400	34,492
Eastman Chemical Co.	1,309	70,084
Huntsman Corp.	500	4,555
Lubrizol Corp.	300	21,438
Sigma-Aldrich Corp.	400	21,592
Terra Industries, Inc.	300	10,401
The Dow Chemical Co.	2,610	68,043
The Mosaic Co.	400	19,228
The Scotts Miracle-Gro Co. Class A	300	12,885
Westlake Chemical Corp.	700	17,990
		296,885
Commercial Banks (2.5%)
BB&T Corp.	700	19,068
CapitalSource, Inc.	200	868
FNB Corp.	3,900	27,729
Huntington Bancshares, Inc.	400	1,884
Keycorp	400	2,600
M&T Bank Corp.	100	6,232
Marshall & Ilsley Corp.	200	1,614
PNC Financial Services Group, Inc.	232	11,273
Regions Financial Corp.	1,055	6,551
Synovus Financial Corp.	200	750
U.S. Bancorp	2,910	63,613
Valley National Bancorp	100	1,229
Wells Fargo & Co.	3,830	107,929
Zions Bancorporation	100	1,797
		253,137
Commercial Services & Supplies (0.4%)
Cintas Corp.	800	24,248
Innerworkings, Inc.*	100	494
Interface, Inc. Class A	100	830
Mine Safety Appliances Co.	200	5,502
R. R. Donnelley & Sons Co.	200	4,252
Rollins, Inc.	200	3,770
		39,096
Communications Equipment (0.9%)
3Com Corp.*	300	1,569
Arris Group, Inc.*	200	2,602
Digi International, Inc.*	100	852
JDS Uniphase Corp.*	200	1,422
Juniper Networks, Inc.*	1,300	35,126
Motorola, Inc.	3,800	32,642
Palm, Inc.*	100	1,743
Polycom, Inc.*	300	8,025
Seachange International, Inc.*	100	750
Sycamore Networks, Inc.*	100	302

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Communications Equipment
Tellabs, Inc.*	200	$1,384
		86,417
Computers & Peripherals (3.1%)
Adaptec, Inc.*	100	334
Apple, Inc.*	800	148,296
Avid Technology, Inc.*	500	7,045
EMC Corp.*	2,900	49,416
Netezza Corp.*	100	1,124
QLogic Corp.*	1,350	23,220
SanDisk Corp.*	100	2,170
Seagate Technology	400	6,084
Sun Microsystems, Inc.*	2,200	19,998
Synaptics, Inc.*	300	7,560
Teradata Corp.*	300	8,256
Western Digital Corp.*	1,310	47,854
		321,357
Construction & Engineering (0.7%)
Aecom Technology Corp.*	300	8,142
Dycom Industries, Inc.*	200	2,460
Fluor Corp.	1,000	50,850
KBR, Inc.	400	9,316
		70,768
Consumer Finance (1.3%)
American Express Co.	4,000	135,600

Containers & Packaging (0.6%)
Bway Holding Co.*	100	1,851
Crown Holdings, Inc.*	100	2,720
Pactiv Corp.*	2,350	61,218
		65,789
Diversified Consumer Services (1.2%)
Career Education Corp.*	700	17,066
Corinthian Colleges, Inc.*	2,700	50,112
Hillenbrand, Inc.	300	6,111
ITT Educational Services, Inc.*	200	22,082
Regis Corp.	900	13,950
Weight Watchers International, Inc.	300	8,232
		117,553
Diversified Financial Services (6.1%)
Bank of America Corp.	121	2,047
Citigroup, Inc.	11,757	56,904
iShares Russell 3000 Index Fund	6,600	409,134
JPMorgan Chase & Co.	2,900	127,078
Moody’s Corp.	600	12,276
MSCI, Inc. Class A*	400	11,848
		619,287
Diversified Telecommunication Services (2.8%)
AT&T, Inc.	4,997	134,969
Cincinnati Bell, Inc.*	200	700
PAETEC Holding Corp.*	100	387
Premiere Global Services, Inc.*	1,400	11,634
Qwest Communications International, Inc.	1,358	5,174

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Diversified Telecommunication Services
Verizon Communications, Inc.	4,400	$133,188
		286,052
Electric Utilities (1.4%)
American Electric Power Co., Inc.	600	18,594
DPL, Inc.	700	18,270
FirstEnergy Corp.	600	27,432
Hawaiian Electric Industries, Inc.	700	12,684
Pinnacle West Capital Corp.	200	6,564
PPL Corp.	700	21,238
Southern Co.	1,300	41,171
		145,953
Electrical Equipment (0.3%)
Cooper Industries PLC Class A	700	26,299

Electronic Equipment, Instruments & Components (1.8%)
Checkpoint Systems, Inc.*	2,700	44,388
Corning, Inc.	3,278	50,186
Dolby Laboratories, Inc. Class A*	100	3,819
FLIR Systems, Inc.*	800	22,376
Ingram Micro, Inc. Class A*	2,000	33,700
L-1 Identity Solutions, Inc.*	300	2,097
Rogers Corp.*	100	2,997
Tech Data Corp.*	700	29,127
		188,690
Energy Equipment & Services (1.4%)
Atwood Oceanics, Inc.*	100	3,527
CARBO Ceramics, Inc.	100	5,155
Dresser-Rand Group, Inc.*	600	18,642
FMC Technologies, Inc.*	200	10,448
Global Industries, Ltd.*	2,500	23,750
Hercules Offshore, Inc.*	100	491
ION Geophysical Corp.*	100	352
Key Energy Services, Inc.*	100	870
Oceaneering International, Inc.*	500	28,375
Parker Drilling Co.*	100	546
Rowan Cos., Inc.	265	6,114
Schlumberger, Ltd.	800	47,680
		145,950
Food & Staples Retailing (1.0%)
The Andersons, Inc.	112	3,942
The Kroger Co.	3,421	70,610
Wal-Mart Stores, Inc.	400	19,636
Whole Foods Market, Inc.*	100	3,049
		97,237
Food Products (2.7%)
Archer-Daniels-Midland Co.	1,425	41,639
B&G Foods, Inc. Class A	100	819
Bunge, Ltd.	100	6,261
Chiquita Brands International, Inc.*	200	3,232
Dean Foods Co.*	1,400	24,906
Del Monte Foods Co.	1,500	17,370
General Mills, Inc.	400	25,752
H.J. Heinz Co.	600	23,850
Kraft Foods, Inc. Class A	400	10,508

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Food Products
Lancaster Colony Corp.	1,100	$56,397
Smithfield Foods, Inc.*	200	2,760
Tyson Foods, Inc. Class A	5,300	66,939
		280,433
Gas Utilities (0.0%)
Ferrellgas Partners LP	200	3,984

Health Care Equipment & Supplies (1.5%)
American Medical Systems Holdings, Inc.*	100	1,692
Baxter International, Inc.	200	11,402
Becton, Dickinson and Co.	300	20,925
Boston Scientific Corp.*	1,200	12,708
Invacare Corp.	300	6,684
Kinetic Concepts, Inc.*	600	22,188
Medtronic, Inc.	120	4,416
ResMed, Inc.*	300	13,560
St. Jude Medical, Inc.*	400	15,604
Thoratec Corp.*	400	12,108
Varian Medical Systems, Inc.*	800	33,704
		154,991
Health Care Providers & Services (0.7%)
Aetna, Inc.	300	8,349
CIGNA Corp.	100	2,809
Community Health Systems, Inc.*	328	10,473
Coventry Health Care, Inc.*	300	5,988
Health Management Associates, Inc. Class A*	200	1,498
Magellan Health Services, Inc.*	100	3,106
McKesson Corp.	100	5,955
Medco Health Solutions, Inc.*	400	22,124
Omnicare, Inc.	400	9,008
Psychiatric Solutions, Inc.*	100	2,676
Tenet Healthcare Corp.*	200	1,176
		73,162
Health Care Technology (0.4%)
Cerner Corp.*	300	22,440
Computer Programs & Systems, Inc.	100	4,141
Omnicell, Inc.*	100	1,114
Phase Forward, Inc.*	600	8,424
		36,119
Hotels, Restaurants & Leisure (2.2%)
California Pizza Kitchen, Inc.*	100	1,562
Carnival Corp.	100	3,328
McDonald’s Corp.	2,400	136,968
P.F. Chang’s China Bistro, Inc.*	400	13,588
Panera Bread Co. Class A*	400	22,000
Royal Caribbean Cruises, Ltd.*	100	2,408
The Steak N Shake Co.*	100	1,177
WMS Industries, Inc.*	900	40,104
Yum! Brands, Inc.	200	6,752
		227,887
Household Durables (1.0%)
American Greetings Corp. Class A	500	11,150
Garmin, Ltd.	100	3,774
Jarden Corp.	500	14,035

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Household Durables
Leggett & Platt, Inc.	2,400	$46,560
Newell Rubbermaid, Inc.	900	14,121
Standard Pacific Corp.*	100	369
Tupperware Brands Corp.	300	11,976
		101,985
Household Products (0.6%)
Clorox Co.	200	11,764
Colgate-Palmolive Co.	300	22,884
The Procter & Gamble Co.	500	28,960
		63,608
Independent Power Producers & Energy Traders (1.2%)
Mirant Corp.*	5,139	84,434
NRG Energy, Inc.*	200	5,638
Ormat Technologies, Inc.	400	16,328
The AES Corp.*	1,400	20,748
		127,148
Industrial Conglomerates (1.0%)
3M Co.	700	51,660
General Electric Co.	2,700	44,334
McDermott International, Inc.*	200	5,054
		101,048
Insurance (4.2%)
Aflac, Inc.	1,220	52,143
AON Corp.	1,023	41,626
Arthur J. Gallagher & Co.	1,320	32,168
Axis Capital Holdings, Ltd.	100	3,018
CNA Financial Corp.*	300	7,242
Conseco, Inc.*	100	526
Employers Holdings, Inc.	200	3,096
First American Corp.	1,100	35,607
Hartford Financial Services Group, Inc.	500	13,250
HCC Insurance Holdings, Inc.	1,200	32,820
Horace Mann Educators Corp.	100	1,397
Lincoln National Corp.	100	2,591
Loews Corp.	500	17,125
MetLife, Inc.	300	11,421
Prudential Financial, Inc.	1,000	49,910
StanCorp Financial Group, Inc.	100	4,037
The Allstate Corp.	1,000	30,620
The Travelers Cos., Inc.	500	24,615
Unum Group	2,800	60,032
Validus Holdings, Ltd.	100	2,580
W.R. Berkley Corp.	300	7,584
		433,408
Internet & Catalog Retail (0.6%)
Expedia, Inc.*	1,500	35,925
Liberty Media Corp. - Interactive Class A*	600	6,582
NetFlix, Inc.*	500	23,085
		65,592
Internet Software & Services (0.4%)
Art Technology Group, Inc.*	100	386
DivX, Inc.*	100	546
Sohu.com, Inc.*	300	20,634

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Internet Software & Services
VeriSign, Inc.*	600	$14,214
VistaPrint NV*	100	5,075
Yahoo!, Inc.*	200	3,562
		44,417
IT Services (1.4%)
Accenture PLC Class A	1,200	44,724
Acxiom Corp.*	641	6,064
Amdocs, Ltd.*	100	2,688
Broadridge Financial Solutions, Inc.	1,500	30,150
China Information Security Technology, Inc.*	100	554
Computer Sciences Corp.*	200	10,542
CSG Systems International, Inc.*	1,200	19,212
Fidelity National Information Services, Inc.	300	7,653
Gartner, Inc.*	200	3,654
Global Cash Access Holdings, Inc.*	800	5,848
infoGROUP, Inc.*	100	701
RightNow Technologies, Inc.*	100	1,444
VeriFone Holdings, Inc.*	200	3,178
Wright Express Corp.*	100	2,951
		139,363
Leisure Equipment & Products (0.2%)
Eastman Kodak Co.	200	956
Mattel, Inc.	800	14,768
Smith & Wesson Holding Corp.*	100	523
		16,247
Life Sciences Tools & Services (0.3%)
Accelrys, Inc.*	100	580
Waters Corp.*	600	33,516
		34,096
Machinery (1.4%)
Caterpillar, Inc.	200	10,266
Crane Co.	2,200	56,782
Eaton Corp.	100	5,659
Federal Signal Corp.	2,100	15,099
Flowserve Corp.	300	29,562
Mueller Water Products, Inc. Class A	100	548
Oshkosh Corp.	300	9,279
Tennant Co.	400	11,624
The Gorman-Rupp Co.	100	2,491
The Manitowoc Co., Inc.	200	1,894
		143,204
Media (2.5%)
Cinemark Holdings, Inc.	300	3,108
Comcast Corp. Class A	2,000	33,780
CTC Media, Inc.*	200	3,144
Gannett Co., Inc.	409	5,116
Harte-Hanks, Inc.	1,755	24,272
Interpublic Group of Cos., Inc.*	200	1,504
Marvel Entertainment, Inc.*	700	34,734
News Corp. Class A	900	10,791
Regal Entertainment Group Class A	400	4,928
Scripps Networks Interactive, Inc. Class A	100	3,695
The New York Times Co. Class A	100	812
Time Warner Cable, Inc.	100	4,309
Time Warner, Inc.	4,000	115,120

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Media
Valassis Communications, Inc.*	100	$1,788
Virgin Media, Inc.	300	4,176
		251,277
Metals & Mining (3.3%)
Alcoa, Inc.	2,000	26,240
Allied Nevada Gold Corp.*	100	979
Brush Engineered Materials, Inc.*	100	2,446
Cliffs Natural Resources, Inc.	100	3,236
Freeport-McMoRan Copper & Gold, Inc.	1,100	75,471
General Moly, Inc.*	200	630
Hecla Mining Co.*	400	1,756
Horsehead Holding Corp.*	100	1,172
Newmont Mining Corp.	2,521	110,974
Nucor Corp.	1,000	47,010
Stillwater Mining Co.*	900	6,048
United States Steel Corp.	100	4,437
Walter Energy, Inc.	300	18,018
Worthington Industries, Inc.	2,900	40,310
		338,727
Multi-Utilities (1.6%)
CH Energy Group, Inc.	100	4,431
Dominion Resources, Inc.	100	3,450
DTE Energy Co.	600	21,084
NSTAR	100	3,182
PG&E Corp.	200	8,098
Public Service Enterprise Group, Inc.	2,900	91,176
TECO Energy, Inc.	1,800	25,344
Xcel Energy, Inc.	500	9,620
		166,385
Multiline Retail (1.2%)
99 Cents Only Stores*	2,500	33,625
Dollar Tree, Inc.*	600	29,208
Family Dollar Stores, Inc.	1,800	47,520
Fred’s, Inc. Class A	100	1,273
J.C. Penney Co., Inc.	100	3,375
Saks, Inc.*	100	682
Sears Holdings Corp.*	100	6,531
		122,214
Oil, Gas & Consumable Fuels (4.9%)
Alpha Natural Resources, Inc.*	1,025	35,978
Apache Corp.	900	82,647
Atlas Pipeline Partners LP	900	6,579
Berry Petroleum Co. Class A	300	8,034
BPZ Resources, Inc.*	100	752
Chesapeake Energy Corp.	500	14,200
Chevron Corp.	200	14,086
ConocoPhillips	1,700	76,772
Consol Energy, Inc.	500	22,555
Devon Energy Corp.	1,100	74,063
Exxon Mobil Corp.	1,020	69,982
Gran Tierra Energy, Inc.*	200	832
International Coal Group, Inc.*	100	403
Magellan Midstream Partners LP	200	7,520
Marathon Oil Corp.	500	15,950
Newfield Exploration Co.*	700	29,792
Rex Energy Corp.*	100	835

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Oil, Gas & Consumable Fuels
SandRidge Energy, Inc.*	500	$6,480
Teekay Corp.	100	2,187
USEC, Inc.*	200	938
Valero Energy Corp.	1,400	27,146
W&T Offshore, Inc.	600	7,026
		504,757
Paper & Forest Products (0.2%)
International Paper Co.	500	11,115
Louisiana-Pacific Corp.*	100	667
Weyerhaeuser Co.	100	3,665
		15,447
Personal Products (0.1%)
Nu Skin Enterprises, Inc. Class A	300	5,559
Revlon, Inc. Class A*	100	486
The Estee Lauder Cos., Inc. Class A	100	3,708
		9,753
Pharmaceuticals (4.0%)
Bristol-Myers Squibb Co.	6,979	157,167
Eli Lilly & Co.	600	19,818
Mylan, Inc.*	100	1,601
Pfizer, Inc.	5,800	95,990
Schering-Plough Corp.	1,600	45,200
Sepracor, Inc.*	1,800	41,220
Valeant Pharmaceuticals International*	1,800	50,508
		411,504
Professional Services (0.1%)
FTI Consulting, Inc.*	200	8,522

Real Estate Investment Trusts (2.2%)
Alexandria Real Estate Equities, Inc.	100	5,435
Annaly Capital Management, Inc.	4,800	87,072
Chimera Investment Corp.	600	2,292
Cousins Properties, Inc.	631	5,225
Equity Residential	100	3,070
HCP, Inc.	1,811	52,048
Health Care REIT, Inc.	700	29,134
HRPT Properties Trust	200	1,504
iStar Financial, Inc.*	100	304
MFA Financial, Inc.	200	1,592
Public Storage	100	7,524
Realty Income Corp.	100	2,565
Senior Housing Properties Trust	100	1,911
Simon Property Group, Inc.	215	14,928
Ventas, Inc.	200	7,700
Vornado Realty Trust	103	6,634
		228,938
Road & Rail (0.3%)
CSX Corp.	708	29,637
Dollar Thrifty Automotive Group, Inc.*	100	2,459
		32,096
Semiconductors & Semiconductor Equipment (12.4%)
Actel Corp.*	100	1,217
Advanced Analogic Technologies, Inc.*	100	397

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.*	1,029	$5,824
Amkor Technology, Inc.*	200	1,376
Anadigics, Inc.*	100	471
Analog Devices, Inc.	900	24,822
Applied Micro Circuits Corp.*	200	1,998
Atmel Corp.*	900	3,771
Broadcom Corp. Class A*	3,100	95,139
Brooks Automation, Inc.*	100	773
Ceva, Inc.*	100	1,075
Cirrus Logic, Inc.*	100	556
Cohu, Inc.	100	1,356
Cree, Inc.*	300	11,025
Cypress Semiconductor Corp.*	600	6,198
DSP Group, Inc.*	100	814
Entegris, Inc.*	200	990
Entropic Communications, Inc.*	100	274
Exar Corp.*	100	735
Integrated Device Technology, Inc.*	300	2,028
Intel Corp.	11,800	230,926
Intersil Corp. Class A	1,300	19,903
IXYS Corp.	100	851
Kla-Tencor Corp.	500	17,930
Kopin Corp.*	100	480
Kulicke & Soffa Industries, Inc.*	100	603
Linear Technology Corp.	3,700	102,231
LSI Corp.*	600	3,294
Marvell Technology Group, Ltd.*	800	12,952
Maxim Integrated Products, Inc.	1,200	21,768
Micrel, Inc.	100	815
MIPS Technologies, Inc.*	100	377
MKS Instruments, Inc.*	700	13,503
Novellus Systems, Inc.*	600	12,588
Nvidia Corp.*	8,700	130,761
Pericom Semiconductor Corp.*	100	981
Photronics, Inc.*	100	474
RF Micro Devices, Inc.*	200	1,086
Rubicon Technology, Inc.*	100	1,484
Rudolph Technologies, Inc.*	100	740
Semitool, Inc.*	100	845
Semtech Corp.*	1,500	25,515
Silicon Image, Inc.*	100	243
Silicon Laboratories, Inc.*	1,500	69,540
Standard Microsystems Corp.*	100	2,321
Supertex, Inc.*	100	3,000
Techwell, Inc.*	100	1,098
Teradyne, Inc.*	500	4,625
Tessera Technologies, Inc.*	400	11,156
Texas Instruments, Inc.	17,200	407,468
Ultratech, Inc.*	100	1,323
Veeco Instruments, Inc.*	100	2,332
Volterra Semiconductor Corp.*	100	1,837
Zoran Corp.*	100	1,152
		1,267,041
Software (6.1%)
Actuate Corp.*	100	578
Advent Software, Inc.*	400	16,100
ANSYS, Inc.*	100	3,747
Ariba, Inc.*	100	1,160
AsiaInfo Holdings, Inc.*	100	1,997
Autodesk, Inc.*	3,300	78,540
Blackbaud, Inc.	100	2,320
Bottomline Technologies, Inc.*	100	1,290

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Software
Compuware Corp.*	1,100	$8,063
Deltek, Inc.*	100	769
DemandTec, Inc.*	100	883
Double-Take Software, Inc.*	100	1,019
Electronic Arts, Inc.*	3,000	57,150
Epicor Software Corp.*	100	637
FalconStor Software, Inc.*	100	497
Interactive Intelligence, Inc.*	100	1,911
Microsoft Corp.	100	2,589
MicroStrategy, Inc. Class A*	100	7,154
Monotype Imaging Holdings, Inc.*	100	841
MSC.Software Corp.*	100	841
Novell, Inc.*	710	3,202
Opnet Technologies, Inc.	100	1,093
Parametric Technology Corp.*	200	2,764
PROS Holdings, Inc.*	100	842
Red Hat, Inc.*	5,910	163,352
Renaissance Learning, Inc.	100	994
Rosetta Stone, Inc.*	100	2,296
Salesforce.com, Inc.*	900	51,237
Smith Micro Software, Inc.*	100	1,236
SolarWinds, Inc.*	100	2,203
SPSS, Inc.*	200	9,990
Sybase, Inc.*	3,900	151,710
Take-Two Interactive Software, Inc.*	2,900	32,509
THQ, Inc.*	600	4,104
TIBCO Software, Inc.*	100	949
Ultimate Software Group, Inc.*	100	2,872
		619,439
Specialty Retail (2.6%)
Aaron’s, Inc.	500	13,200
Aeropostale, Inc.*	1,100	47,817
AutoNation, Inc.*	2,130	38,510
Barnes & Noble, Inc.	300	6,666
Charming Shoppes, Inc.*	100	491
GameStop Corp. Class A*	710	18,794
Home Depot, Inc.	600	15,984
Penske Auto Group, Inc.	700	13,426
PEP Boys-Manny, Moe & Jack	100	977
RadioShack Corp.	1,500	24,855
Rent-A-Center, Inc.*	1,600	30,208
Sally Beauty Holdings, Inc.*	500	3,555
Sonic Automotive, Inc. Class A	100	1,050
The Gap, Inc.	1,200	25,680
TJX Cos., Inc.	600	22,290
		263,503
Textiles, Apparel & Luxury Goods (0.6%)
Fossil, Inc.*	800	22,760
Liz Claiborne, Inc.	100	493
Polo Ralph Lauren Corp.	200	15,324
Quiksilver, Inc.*	100	275
The Warnaco Group, Inc.*	500	21,930
		60,782
Thrifts & Mortgage Finance (0.6%)
New York Community Bancorp, Inc.	771	8,805
NewAlliance Bancshares, Inc.	4,673	50,001

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Thrifts & Mortgage Finance
Ocwen Financial Corp.*	100	$1,132
		59,938
Tobacco (0.5%)
Philip Morris International, Inc.	800	38,992
Reynolds American, Inc.	300	13,356
		52,348
Trading Companies & Distributors (0.1%)
Fastenal Co.	200	7,740

Wireless Telecommunication Services (0.7%)
Leap Wireless International, Inc.*	100	1,955
Sprint Nextel Corp.*	2,318	9,156
Syniverse Holdings, Inc.*	400	7,000
Telephone & Data Systems, Inc.	100	3,101
United States Cellular Corp.*	1,201	46,923
		68,135
TOTAL COMMON STOCKS (Cost $9,166,541)		10,275,479
TOTAL LONG STOCK POSITIONS (Cost $9,166,541)		10,275,479

	Par (000)

SHORT-TERM INVESTMENT (1.7%)
State Street Bank and Trust Co. Euro Time Deposit, 0.010%, 10/01/09 (Cost $179,000)	$179	179,000

TOTAL INVESTMENTS AT VALUE (102.1%) (Cost $9,345,541)		10,454,479

TOTAL SECURITIES SOLD SHORT (-2.5%) (Proceeds $-219,510)		(262,495)

OTHER ASSETS IN EXCESS OF LIABILITIES (0.4%)		45,513

NET ASSETS (100.0%)		$10,237,497

	Number of Shares
SHORT STOCK POSITIONS (-2.5%)
COMMON STOCKS (-2.5%)
Aerospace & Defense (-0.1%)
The Boeing Co.	(100)	(5,415)
United Technologies Corp.	(100)	(6,093)
		(11,508)
Air Freight & Logistics (-0.1%)
United Parcel Service, Inc. Class B	(100)	(5,647)

Airlines (-0.1%)
AMR Corp.*	(100)	(795)
Delta Air Lines, Inc.*	(100)	(896)
Southwest Airlines Co.	(500)	(4,800)
		(6,491)
Auto Components (-0.1%)
Spartan Motors, Inc.	(100)	(514)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Auto Components
The Goodyear Tire & Rubber Co.*	(100)	$(1,703)
TRW Automotive Holdings Corp.*	(200)	(3,350)
		(5,567)
Beverages (-0.2%)
PepsiCo, Inc.	(300)	(17,598)

Biotechnology (-0.0%)
Amylin Pharmaceuticals, Inc.*	(100)	(1,369)

Building Products (-0.0%)
Masco Corp.	(200)	(2,584)

Chemicals (-0.1%)
E.I. du Pont de Nemours & Co.	(300)	(9,642)

Commercial Banks (-0.1%)
Fifth Third Bancorp	(200)	(2,026)
Webster Financial Corp.	(200)	(2,494)
		(4,520)
Commercial Services & Supplies (-0.0%)
American Reprographics Co.*	(100)	(952)

Communications Equipment (-0.2%)
Brocade Communications Systems, Inc.*	(200)	(1,572)
QUALCOMM, Inc.	(300)	(13,494)
		(15,066)
Computers & Peripherals (-0.1%)
Dell, Inc.*	(300)	(4,578)

Consumer Finance (-0.0%)
Discover Financial Services	(200)	(3,246)

Diversified Consumer Services (-0.0%)
Service Corp. International	(100)	(701)

Diversified Telecommunication Services (-0.0%)
Frontier Communications Corp.	(100)	(754)
Windstream Corp.	(100)	(1,013)
		(1,767)
Electric Utilities (-0.1%)
Duke Energy Corp.	(500)	(7,870)
Pepco Holdings, Inc.	(100)	(1,488)
		(9,358)
Electrical Equipment (-0.1%)
Emerson Electric Co.	(200)	(8,016)

Electronic Equipment, Instruments & Components (-0.0%)
Agilent Technologies, Inc.*	(100)	(2,783)

Energy Equipment & Services (-0.1%)
Halliburton Co.	(300)	(8,136)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Energy Equipment & Services (-0.1%)
Helix Energy Solutions Group, Inc.*	(100)	$(1,498)
		(9,634)
Food & Staples Retailing (-0.2%)
CVS Caremark Corp.	(300)	(10,722)
Walgreen Co.	(200)	(7,494)
		(18,216)
Hotels, Restaurants & Leisure (-0.1%)
International Game Technology	(100)	(2,148)
Marriott International, Inc. Class A	(100)	(2,759)
		(4,907)
Household Durables (-0.1%)
D.R. Horton, Inc.	(200)	(2,282)
KB Home	(100)	(1,661)
Pulte Homes, Inc.	(100)	(1,099)
		(5,042)
Insurance (-0.0%)
Old Republic International Corp.	(200)	(2,436)

Internet Software & Services (-0.0%)
eBay, Inc.*	(100)	(2,361)

Machinery (-0.0%)
Terex Corp.*	(100)	(2,073)

Media (-0.2%)
CBS Corp. Class B	(400)	(4,820)
The Walt Disney Co.	(700)	(19,222)
		(24,042)
Metals & Mining (-0.0%)
Commercial Metals Co.	(100)	(1,790)
Titanium Metals Corp.	(200)	(1,918)
		(3,708)
Multi-Utilities (-0.0%)
Centerpoint Energy, Inc.	(200)	(2,486)

Office Electronics (-0.0%)
Xerox Corp.	(200)	(1,548)

Oil, Gas & Consumable Fuels (-0.1%)
El Paso Corp.	(300)	(3,096)
Petrohawk Energy Corp.*	(100)	(2,421)
Spectra Energy Corp.	(200)	(3,788)
Stone Energy Corp.*	(200)	(3,262)
		(12,567)
Professional Services (-0.0%)
MPS Group, Inc.*	(100)	(1,052)

Real Estate Investment Trusts (-0.0%)
Host Hotels & Resorts, Inc.	(100)	(1,177)
Kimco Realty Corp.	(100)	(1,304)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Real Estate Investment Trusts
ProLogis	(100)	$(1,192)
		(3,673)
Real Estate Management & Development (-0.0%)
CB Richard Ellis Group, Inc. Class A*	(300)	(3,522)

Road & Rail (-0.0%)
Hertz Global Holdings, Inc.*	(200)	(2,166)

Semiconductors & Semiconductor Equipment (-0.1%)
Applied Materials, Inc.	(600)	(8,040)
Fairchild Semiconductor International, Inc.*	(100)	(1,023)
National Semiconductor Corp.	(100)	(1,427)
ON Semiconductor Corp.*	(300)	(2,475)
		(12,965)
Software (-0.0%)
Oracle Corp.	(100)	(2,084)
Symantec Corp.*	(100)	(1,647)
		(3,731)
Specialty Retail (-0.2%)
AnnTaylor Stores Corp.*	(100)	(1,589)
Lowe’s Cos., Inc.	(400)	(8,376)
Office Depot, Inc.*	(100)	(662)
OfficeMax, Inc.*	(200)	(2,516)
Staples, Inc.	(300)	(6,966)
		(20,109)
Textiles, Apparel & Luxury Goods (-0.0%)
Jones Apparel Group, Inc.	(100)	(1,793)

Tobacco (-0.1%)
Altria Group, Inc.	(500)	(8,905)

Trading Companies & Distributors (-0.0%)
United Rentals, Inc.*	(100)	(1,030)

Wireless Telecommunication Services (-0.0%)
Crown Castle International Corp.*	(100)	(3,136)

TOTAL COMMON STOCKS (Proceeds $-219,510)		(262,495)
TOTAL SECURITIES SOLD SHORT (Proceeds $-219,510)		$(262,495)

*              Non-income producing security.

Security Valuation — The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

The Portfolio adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Equities	$10,275,479	$—	$—	$10,275,479
Short-Term Investment	—	179,000	—	179,000
Liabilities in Securities Sold Short
Equities	(262,495)	—	—	(262,495)
Other Financial Instruments*	—	—	—	—
	$10,012,984	$179,000	$—	$10,191,984

*Other financial instruments include futures, forwards and swap contracts.

Federal Income Tax Cost — At September 30, 2009, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $9,345,541, $1,194,390, $(85,452) and $1,108,938, respectively.

At September 30, 2009, the identified proceeds for federal income tax purposes, as well as the gross unrealized appreciation from securities sold short for those securities having an excess of proceeds over value, gross unrealized depreciation from investments for those securities having an excess of value over proceeds and the net unrealized depreciation from securities sold short were $(219,510), $772, $(43,757) and $(42,985), respectively.

Other information regarding the Portfolio is available in the most recent Report to Shareholders. This information is also available on the Portfolio’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Trust - International Equity Flex I Portfolio

Schedule of Investments

September 30, 2009 (unaudited)

	Number of
	Shares	Value
LONG STOCK POSITIONS (108.0%)
COMMON STOCKS (107.8%)
Asia (5.0%)
Diversified Financial Services (5.0%)
iShares MSCI Pacific ex-Japan Index Fund§	26,600	$1,078,098
TOTAL ASIA		1,078,098

Australia (4.6%)
Air Freight & Logistics (0.0%)
Toll Holdings, Ltd.	756	5,672

Airlines (0.0%)
Qantas Airways, Ltd.	1,198	3,011

Beverages (0.1%)
Coca-Cola Amatil, Ltd.	671	5,807
Foster’s Group, Ltd.	2,397	11,731
Lion Nathan, Ltd.	365	3,681
		21,219
Biotechnology (0.1%)
CSL, Ltd.	716	21,108

Capital Markets (0.1%)
Macquarie Group, Ltd.	358	18,491
Perpetual, Ltd.	43	1,479
		19,970
Chemicals (0.1%)
Incitec Pivot, Ltd.	1,749	4,351
Nufarm, Ltd.	201	2,002
Orica, Ltd.	438	9,054
		15,407
Commercial Banks (1.3%)
Australia & New Zealand Banking Group, Ltd.	2,735	58,609
Bendigo and Adelaide Bank, Ltd.	365	3,022
Commonwealth Bank of Australia	1,769	80,392
National Australia Bank, Ltd.	2,192	59,340
Westpac Banking Corp.	3,335	76,995
		278,358
Commercial Services & Supplies (0.1%)
Brambles, Ltd.	1,403	9,977

Construction & Engineering (0.0%)
Leighton Holdings, Ltd.	146	4,638

Construction Materials (0.0%)
Boral, Ltd.	654	3,505

Containers & Packaging (0.0%)
Amcor, Ltd.	951	4,585

Diversified Financial Services (0.2%)
ASX, Ltd.	237	7,346
iShares MSCI Australia Index Fund	1,500	33,900
		41,246
Diversified Telecommunication Services (0.1%)
Telstra Corp., Ltd.	5,795	16,696

Electric Utilities (0.0%)
SP AusNet	1,727	1,345

Energy Equipment & Services (0.0%)
WorleyParsons, Ltd.	203	5,297

Food & Staples Retailing (0.4%)
Metcash, Ltd.	984	3,902

	Number of
	Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Australia
Food & Staples Retailing
Wesfarmers, Ltd.	1,247	$29,072
Wesfarmers, Ltd.	186	4,344
Woolworths, Ltd.	1,494	38,523
		75,841
Food Products (0.0%)
Goodman Fielder, Ltd.	1,522	2,237

Health Care Equipment & Supplies (0.0%)
Cochlear, Ltd.	67	3,942

Health Care Providers & Services (0.0%)
Sonic Healthcare, Ltd.	421	5,266

Hotels, Restaurants & Leisure (0.1%)
Aristocrat Leisure, Ltd.	458	2,111
Crown, Ltd.	596	4,699
TABCORP Holdings, Ltd.	795	4,998
Tatts Group, Ltd.	1,436	3,222
		15,030
Industrial Conglomerates (0.0%)
CSR, Ltd.	1,479	2,449

Insurance (0.3%)
AMP, Ltd.	2,279	13,071
AXA Asia Pacific Holdings, Ltd.	1,246	4,784
Insurance Australia Group, Ltd.	2,583	8,590
QBE Insurance Group, Ltd.	1,072	22,675
Suncorp-Metway, Ltd.	1,486	11,604
		60,724
IT Services (0.0%)
Computershare, Ltd.	539	5,293

Media (0.0%)
Fairfax Media, Ltd.	2,771	4,178

Metals & Mining (1.0%)
Alumina, Ltd.*	3,075	4,917
BHP Billiton, Ltd.	4,171	137,616
BlueScope Steel, Ltd.	2,495	6,423
Fortescue Metals Group, Ltd.*	1,422	4,760
Newcrest Mining, Ltd.	617	17,371
OneSteel, Ltd.	1,512	4,022
OZ Minerals, Ltd.*	3,863	3,876
Rio Tinto, Ltd.	559	29,063
Sims Metal Management, Ltd.	210	4,204
		212,252
Multi-Utilities (0.0%)
AGL Energy, Ltd.	605	7,285

Multiline Retail (0.0%)
Harvey Norman Holdings, Ltd.	673	2,547

Oil, Gas & Consumable Fuels (0.3%)
Arrow Energy, Ltd.*	648	2,438
Caltex Australia, Ltd.*	170	1,812
Energy Resources of Australia, Ltd.	83	1,840
Origin Energy, Ltd.	1,045	15,018
Paladin Energy, Ltd.*	686	2,710
Santos, Ltd.	965	12,917
Woodside Petroleum, Ltd.	570	26,159
		62,894

	Number of
	Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Australia
Real Estate Investment Trusts (0.3%)
CFS Retail Property Trust	2,027	$3,580
Dexus Property Group	6,003	4,450
GPT Group	10,997	6,616
Mirvac Group	3,190	4,694
Stockland	2,490	8,916
Westfield Group	2,331	28,463
		56,719
Real Estate Management & Development (0.0%)
Lend Lease Corp., Ltd.	452	4,211

Road & Rail (0.0%)
Asciano Group*	3,613	5,256

Textiles, Apparel & Luxury Goods (0.0%)
Billabong International, Ltd.	219	2,314

Transportation Infrastructure (0.1%)
Macquarie Airports	905	2,260
Macquarie Infrastructure Group	3,190	4,137
Transurban Group	1,495	5,395
		11,792
TOTAL AUSTRALIA		992,264

Austria (0.4%)
Building Products (0.0%)
Wienerberger AG*	16	331

Commercial Banks (0.3%)
Erste Group Bank AG	1,139	51,154
Raiffeisen International Bank Holding AG	211	13,834
		64,988
Construction & Engineering (0.0%)
Strabag SE BR	15	487

Containers & Packaging (0.0%)
Mayr Melnhof Karton AG	14	1,420

Oil, Gas & Consumable Fuels (0.1%)
OMV AG	402	16,270

Real Estate Management & Development (0.0%)
IMMOFINANZ AG*	403	1,689
TOTAL AUSTRIA		85,185

Belgium (1.0%)
Beverages (0.2%)
Anheuser-Busch InBev NV	693	31,751

Chemicals (0.1%)
Solvay SA	223	23,169

Commercial Banks (0.1%)
KBC Groep NV*	421	21,262

Diversified Financial Services (0.1%)
Groupe Bruxelles Lambert SA	245	22,678
Nationale A Portefeuille	16	872
		23,550
Diversified Telecommunication Services (0.1%)
Belgacom SA	625	24,356

Electrical Equipment (0.1%)
Bekaert SA	87	11,520

	Number of
	Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Belgium
Insurance (0.1%)
Fortis*	4,877	$22,939

Marine (0.0%)
Compagnie Maritime Belge SA	236	7,278

Metals & Mining (0.0%)
Nyrstar*	437	5,304

Pharmaceuticals (0.1%)
UCB SA	315	13,309

Wireless Telecommunication Services (0.1%)
Mobistar SA	356	24,644
TOTAL BELGIUM		209,082

Bermuda (0.0%)
Insurance (0.0%)
Catlin Group, Ltd.	890	5,008

Metals & Mining (0.0%)
Aquarius Platinum, Ltd.*	166	737
TOTAL BERMUDA		5,745

Canada (0.1%)
Media (0.1%)
Thomson Reuters Corp.	757	25,412
TOTAL CANADA		25,412

Cyprus (0.1%)
Commercial Banks (0.1%)
Bank of Cyprus Public Co., Ltd.	488	3,719
Bank of Cyprus Public Co., Ltd.	458	3,504
		7,223
Energy Equipment & Services (0.0%)
ProSafe SE	1,352	6,954
TOTAL CYPRUS		14,177

Denmark (1.2%)
Beverages (0.2%)
Carlsberg AS Class B	487	35,387

Commercial Banks (0.2%)
Danske Bank AS*	1,682	44,397

Electrical Equipment (0.1%)
Vestas Wind Systems AS*	217	15,799

Health Care Equipment & Supplies (0.1%)
William Demant Holding*	260	19,375

Insurance (0.0%)
TrygVesta AS	134	10,275

Oil, Gas & Consumable Fuels (0.0%)
Torm AS	609	6,132

Pharmaceuticals (0.6%)
H Lundbeck AS	1,884	39,200
Novo Nordisk AS Class B	1,494	93,851
		133,051
Software (0.0%)
SimCorp AS	33	6,789
TOTAL DENMARK		271,205

	Number of
	Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Finland (1.4%)
Building Products (0.0%)
Uponor Oyj	293	$4,886

Communications Equipment (0.6%)
Nokia Oyj	9,350	136,983

Containers & Packaging (0.0%)
Huhtamaki Oyj	321	4,093

Diversified Telecommunication Services (0.0%)
Elisa Oyj	423	8,683

Electric Utilities (0.1%)
Fortum Oyj	1,209	31,031

Food & Staples Retailing (0.1%)
Kesko Oyj B Shares	304	10,193

Insurance (0.3%)
Sampo Oyj A Shares	2,158	54,413

Machinery (0.2%)
Kone Oyj Class B	120	4,412
Metso Oyj	582	16,389
Wartsila Oyj	329	13,189
		33,990
Paper & Forest Products (0.0%)
Stora Enso Oyj R Shares*	802	5,593

Pharmaceuticals (0.1%)
Orion Oyj Class B	876	16,156
TOTAL FINLAND		306,021

France (11.2%)
Aerospace & Defense (0.1%)
Safran SA	17	319
Thales SA	219	10,877
Zodiac Aerospace	471	18,718
		29,914
Auto Components (0.1%)
Compagnie Generale des Etablissements Michelin Class B	177	13,922
Valeo SA*	179	4,718
		18,640
Automobiles (0.2%)
PSA Peugeot Citroen*	808	24,727
Renault SA*	614	28,813
		53,540
Capital Markets (0.0%)
Boursorama*	662	7,840

Chemicals (0.3%)
Air Liquide SA	573	65,218
Rhodia SA*	689	10,513
		75,731
Commercial Banks (1.2%)
BNP Paribas	2,416	193,670
Credit Agricole SA	17	356
Natixis*	1,803	10,913
Societe Generale	798	64,475
		269,414
Commercial Services & Supplies (0.1%)
Societe BIC SA	325	23,120

	Number of
	Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
France
Communications Equipment (0.1%)
Alcatel-Lucent*	5,490	$24,701

Construction & Engineering (1.1%)
Bouygues SA	1,141	58,236
Eiffage SA	49	3,127
Vinci SA	2,990	169,610
		230,973
Diversified Financial Services (0.3%)
Eurazeo	797	52,251
Fimalac	40	2,108
		54,359
Diversified Telecommunication Services (0.5%)
France Telecom SA	4,307	114,725

Electrical Equipment (0.4%)
Alstom SA	197	14,410
Legrand SA	478	13,316
Schneider Electric SA	653	66,365
		94,091
Energy Equipment & Services (0.2%)
Bourbon SA	244	11,276
Technip SA	424	27,141
		38,417
Food & Staples Retailing (0.1%)
Carrefour SA	177	8,049
Casino Guichard Perrachon SA	248	19,773
		27,822
Food Products (0.0%)
Danone	27	1,631

Health Care Equipment & Supplies (0.1%)
Cie Generale d’Optique Essilor International SA	220	12,548

Hotels, Restaurants & Leisure (0.2%)
Sodexo	548	32,877

Household Durables (0.0%)
Nexity	126	5,038

Independent Power Producers & Energy Traders (0.1%)
Sechilienne-Sidec	339	14,455

Insurance (0.6%)
AXA SA	1,204	32,645
CNP Assurances	402	40,988
SCOR SE	1,869	51,136
		124,769
IT Services (0.0%)
Atos Origin SA*	72	3,643

Machinery (0.1%)
Vallourec SA	118	20,062

Media (0.7%)
Canal +	398	3,247
Lagardere SCA	300	14,003
M6-Metropole Television	428	11,274
PagesJaunes Groupe	896	11,644
Publicis Groupe	486	19,568
Vivendi	2,936	91,143
		150,879

	Number of
	Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
France
Multi-Utilities (0.5%)
GDF Suez	1,609	$71,556
Suez Environnement SA	14	321
Veolia Environnement	1,157	44,440
		116,317
Multiline Retail (0.2%)
PPR	298	38,296

Oil, Gas & Consumable Fuels (1.8%)
Total SA	6,570	390,078

Personal Products (0.2%)
L’Oreal SA	348	34,621

Pharmaceuticals (1.3%)
Ipsen SA	2	110
Sanofi-Aventis SA	3,832	282,274
		282,384
Real Estate Investment Trusts (0.2%)
ICADE	267	28,595
Societe Immobiliere de Location pour l’Industrie et le Commerce	35	4,520
		33,115
Textiles, Apparel & Luxury Goods (0.5%)
Christian Dior SA	499	49,398
Hermes International	52	7,685
LVMH Moet Hennessy Louis Vuitton SA	555	55,914
		112,997
Transportation Infrastructure (0.0%)
Aeroports de Paris	2	180
Societe Des Autoroutes Paris-Rhin-Rhone	1	76
		256
TOTAL FRANCE		2,437,253

Germany (9.3%)
Aerospace & Defense (0.2%)
MTU Aero Engines Holding AG	734	34,683

Air Freight & Logistics (0.0%)
Deutsche Post AG	141	2,624

Airlines (0.0%)
Deutsche Lufthansa AG	320	5,643

Automobiles (1.0%)
Bayerische Motoren Werke AG	1,114	53,566
Daimler AG	2,029	101,676
Volkswagen AG	301	49,448
		204,690
Capital Markets (0.5%)
Deutsche Bank AG	1,494	113,995

Chemicals (0.8%)
BASF SE	3,085	163,151
K+S AG	139	7,560
Wacker Chemie AG	55	8,544
		179,255
Commercial Banks (0.1%)
Comdirect Bank AG	85	825

	Number of
	Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Germany
Commercial Banks
Commerzbank AG*	1,563	$19,749
		20,574
Construction & Engineering (0.3%)
Bilfinger Berger AG	595	41,006
Hochtief AG	205	15,545
		56,551
Construction Materials (0.0%)
HeidelbergCement AG	129	8,329

Diversified Financial Services (0.9%)
Allianz SE	1,203	150,953
Deutsche Boerse AG	483	39,357
		190,310
Diversified Telecommunication Services (0.4%)
Deutsche Telekom AG	6,526	88,962

Electric Utilities (0.8%)
E.ON AG	4,216	178,242

Electrical Equipment (0.0%)
Q-Cells SE*	2	38
Tognum AG	190	3,246
		3,284
Food & Staples Retailing (0.1%)
Metro AG	271	15,287

Food Products (0.1%)
Suedzucker AG	771	15,587

Health Care Equipment & Supplies (0.0%)
Carl Zeiss Meditec AG	509	8,250

Health Care Providers & Services (0.1%)
Celesio AG	1,023	28,158

Household Durables (0.1%)
Rational AG	79	11,019

Industrial Conglomerates (0.9%)
Siemens AG	2,191	201,520

Insurance (0.8%)
Hannover Rueckversicherung AG*	515	23,575
Muenchener Rueckversicherungs AG	945	150,447
		174,022
Internet & Catalog Retail (0.0%)
Takkt AG	613	7,689

Machinery (0.1%)
GEA Group AG	9	187
Heidelberger Druckmaschinen AG*	260	2,685
MAN SE	45	3,692
Wacker Neuson SE	247	2,990
		9,554
Metals & Mining (0.2%)
Salzgitter AG	205	19,556
ThyssenKrupp AG	884	30,199
		49,755
Multi-Utilities (1.0%)
RWE AG	2,266	209,946

	Number of
	Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Germany
Pharmaceuticals (0.5%)
Bayer AG	1,204	$83,244
Merck KGaA	177	17,546
Stada Arzneimittel AG	444	12,081
		112,871
Semiconductors & Semiconductor Equipment (0.1%)
Infineon Technologies AG*	2,401	13,479
Kontron AG	446	5,454
		18,933
Software (0.2%)
SAP AG	912	44,173
Software AG	30	2,539
		46,712
Textiles, Apparel & Luxury Goods (0.1%)
Puma AG Rudolf Dassler Sport	56	18,476
TOTAL GERMANY		2,014,921

Greece (0.6%)
Commercial Banks (0.5%)
Alpha Bank AE*	1,291	23,922
EFG Eurobank Ergasias SA*	3,667	57,976
National Bank of Greece SA*	798	28,768
Piraeus Bank SA*	44	819
		111,485
Hotels, Restaurants & Leisure (0.1%)
OPAP SA	537	13,867

Oil, Gas & Consumable Fuels (0.0%)
Hellenic Petroleum SA	580	6,588

Textiles, Apparel & Luxury Goods (0.0%)
Folli-Follie SA	161	3,883
TOTAL GREECE		135,823

Hong Kong (1.4%)
Diversified Financial Services (1.4%)
iShares MSCI Hong Kong Index Fund	20,000	310,400
TOTAL HONG KONG		310,400

Ireland (0.2%)
Airlines (0.0%)
Ryanair Holdings PLC*	911	4,555

Construction Materials (0.2%)
CRH PLC	1,331	36,915

Food Products (0.0%)
Kerry Group PLC Class A	1	29
TOTAL IRELAND		41,499

Italy (3.4%)
Automobiles (0.1%)
Fiat SpA*	2,006	25,850

Commercial Banks (1.2%)
Banca Carige SpA	1,005	3,002
Banca Monte dei Paschi di Siena SpA	4,970	10,650
Banco di Desio e della Brianza SpA	432	2,885
Banco Popolare SC*	4,486	43,165

	Number of
	Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Italy
Commercial Banks
Intesa Sanpaolo SpA*	16,303	$72,253
UniCredit SpA*	32,861	128,830
		260,785
Construction Materials (0.1%)
Cementir Holding SpA	258	1,349
Italcementi SpA	846	13,055
		14,404
Diversified Telecommunication Services (0.2%)
Telecom Italia SpA	27,994	49,167

Electric Utilities (0.7%)
Enel SpA	22,509	143,009
Iride SpA	451	884
Terna Rete Elettrica Nazionale SpA	1,856	7,237
		151,130
Electrical Equipment (0.1%)
Prysmian SpA	1,055	19,822

Energy Equipment & Services (0.1%)
Saipem SpA	678	20,454

Food Products (0.1%)
Parmalat SpA	3,966	10,972

Gas Utilities (0.1%)
Snam Rete Gas SpA	2,430	11,820

Insurance (0.3%)
Assicurazioni Generali SpA	2,493	68,368
Premafin Finanziaria SpA*	1,635	2,574
Unipol Gruppo Finanziario SpA*	737	1,120
		72,062
Media (0.1%)
Gruppo Editoriale L’Espresso SpA*	452	1,231
Mediaset SpA	1,404	9,830
		11,061
Oil, Gas & Consumable Fuels (0.3%)
ENI SpA	3,363	83,943

Pharmaceuticals (0.0%)
Recordati SpA	483	3,419
TOTAL ITALY		734,889

Japan (23.1%)
Air Freight & Logistics (0.1%)
Yamato Holdings Co., Ltd.	1,000	16,451

Airlines (0.0%)
All Nippon Airways Co., Ltd.	1,000	2,877
Japan Airlines Corp.*	384	565
		3,442
Auto Components (0.6%)
Aisin Seiki Co., Ltd.	200	4,870
Bridgestone Corp.	2,192	39,304
Denso Corp.	1,175	34,548
FuKoKu Co., Ltd.	900	5,617
Imasen Electric Industrial	83	924
Kasai Kogyo Co., Ltd.	1,000	2,676
Nissin Kogyo Co., Ltd.	6	87
NOK Corp.	300	4,466

	Number of
	Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Japan
Auto Components
Press Kogyo Co., Ltd.	1,000	$2,003
SNT Corp.	200	580
Stanley Electric Co., Ltd.	100	2,030
Sumitomo Rubber Industries, Ltd.	1,200	11,331
Tachi-S Co., Ltd.	100	839
TBK Co., Ltd.*	2,000	3,437
Tigers Polymer Corp.	100	468
Toyo Tire & Rubber Co., Ltd.*	1,000	2,408
U-Shin, Ltd.	700	3,678
Unipres Corp.	256	3,636
Yorozu Corp.	900	12,101
		135,003
Automobiles (2.2%)
Daihatsu Motor Co., Ltd.	990	10,112
Fuji Heavy Industries, Ltd.*	2,521	9,792
Honda Motor Co., Ltd.	4,100	124,836
Isuzu Motors, Ltd.*	4,089	8,648
Mazda Motor Corp.*	928	2,077
Nissan Motor Co., Ltd.*	6,800	45,942
Suzuki Motor Corp.	959	22,362
Toyota Motor Corp.	6,500	259,172
		482,941
Beverages (0.2%)
Asahi Breweries, Ltd.	200	3,662
Kirin Holdings Co., Ltd.	1,959	30,081
Oenon Holdings, Inc.	2,000	4,464
		38,207
Building Products (0.1%)
Asahi Glass Co., Ltd.	2,000	16,161
Daikin Industries, Ltd.	301	10,811
JS Group Corp.	100	1,753
Nippon Sheet Glass Co., Ltd.	408	1,361
		30,086
Capital Markets (0.5%)
Daiwa Securities Group, Inc.	7,000	36,054
Matsui Securities Co., Ltd.	298	2,428
Mizuho Securities Co., Ltd.	5,000	18,172
Nomura Holdings, Inc.	5,400	33,186
SBI Holdings, Inc.	47	9,282
		99,122
Chemicals (1.0%)
Asahi Kasei Corp.	3,000	15,277
Chugoku Marine Paints, Ltd.	1,000	6,281
Daicel Chemical Industries, Ltd.	1,000	6,038
DIC Corp.	5,000	7,135
Hitachi Chemical Co., Ltd.	300	6,130
Kansai Paint Co., Ltd.	2,000	15,600
Katakura Chikkarin Co., Ltd.	962	3,435
Mitsubishi Chemical Holdings Corp.	3,937	16,354
Mitsubishi Gas Chemical Co., Inc.	15	82
Mitsubishi Rayon Co., Ltd.	24	82
Mitsui Chemicals, Inc.§	2,000	7,117
Nippon Carbide Industries Co., Inc.*	1,000	1,125
Nippon Kayaku Co., Ltd.	1,000	8,857
Nippon Shokubai Company, Ltd.	1,000	8,867
Nippon Soda Co., Ltd.	2,000	8,435
Nitto Denko Corp.	900	27,571

	Number of
	Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Japan
Chemicals
Sekisui Plastics Co., Ltd.	1,000	$4,313
Shin-Etsu Chemical Co., Ltd.	800	49,205
Showa Denko KK	4,000	8,138
Sumitomo Chemical Co., Ltd.	1,524	6,344
Tokuyama Corp.	347	2,543
Tokyo Ohka Kogyo Co. Ltd.	100	2,251
Toray Industries, Inc.	423	2,564
Tosoh Corp.	1,171	2,960
Ube Industries, Ltd.	2,979	7,823
		224,527
Commercial Banks (2.4%)
Bank of the Ryukyus, Ltd.	318	3,917
Bank of Yokohama, Ltd.	5,000	24,484
Chuo Mitsui Trust Holdings, Inc.	2,000	7,398
Fukuoka Financial Group, Inc.	6,628	27,504
Hokuhoku Financial Group, Inc.	4,944	11,557
Mitsubishi UFJ Financial Group, Inc.§	23,607	126,483
Mizuho Financial Group, Inc.§	31,526	62,250
Resona Holdings, Inc.	1,387	17,822
Sapporo Hokuyo Holdings, Inc.	16	57
Seven Bank, Ltd.	1	2,478
Shinsei Bank, Ltd.*	3,339	5,111
Sumitomo Mitsui Financial Group, Inc.	2,334	81,110
The Akita Bank, Ltd.	2,000	8,115
The Bank of Kyoto, Ltd.	1,000	9,190
The Bank of Saga, Ltd.	2,000	6,224
The Chiba Bank, Ltd.	5,000	30,940
The Hachijuni Bank, Ltd.	677	3,768
The Iyo Bank, Ltd.	1,000	9,027
The Kagoshima Bank, Ltd.	1,000	7,959
The Keiyo Bank, Ltd.	3,000	15,341
The Nagano Bank, Ltd.	2,000	4,483
The Nishi-Nippon City Bank, Ltd.	9,000	22,723
The Sumitomo Trust & Banking Co., Ltd.	3,900	20,660
The Tohoku Bank, Ltd.	1,000	1,605
Yamaguchi Financial Group, Inc.	1,987	20,614
		530,820
Commercial Services & Supplies (0.5%)
Dai Nippon Printing Co., Ltd.	2,000	27,493
Itoki Corp.	1,100	2,940
Nichiban Co., Ltd.	1,000	3,648
Nippon Kucho Service Co., Ltd.	100	799
Secom Co., Ltd.	740	37,269
Toppan Printing Co., Ltd.	3,000	28,392
Uchida Yoko Co., Ltd.	2,000	6,627
		107,168
Communications Equipment (0.0%)
Denki Kogyo Co., Ltd.	1,009	5,186
Saxa Holdings, Inc.*	1,000	2,249
		7,435
Computers & Peripherals (0.5%)
Fujitsu, Ltd.	7,000	45,775
NEC Corp.*	8,446	26,497
Seiko Epson Corp.	100	1,498
Toshiba Corp.*	7,329	38,460
		112,230

	Number of
	Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Japan
Construction & Engineering (0.3%)
Ando Corp.	1,000	$1,451
Asanuma Corp.*	1,789	1,295
COMSYS Holdings Corp.	1,000	10,966
Daiwa Odakyu Construction Co.	500	1,413
Kajima Corp.	5,000	12,854
Kinden Corp.	1,000	8,359
Maeda Corp.	1,000	3,219
Nishimatsu Construction Co., Ltd.	2,000	2,851
Obayashi Corp.	1,000	4,398
Obayashi Road Corp.	1,000	1,954
Taihei Kogyo Co., Ltd.	871	2,671
Taisei Corp.	1,000	1,985
The Nippon Road Co., Ltd.	2,000	4,596
Toa Corp.	4,000	4,599
		62,611
Construction Materials (0.1%)
Okabe Co., Ltd.	180	682
Shinagawa Refractories Co., Ltd.	1,205	2,937
Sumitomo Osaka Cement Co., Ltd.	4,000	7,578
Taiheiyo Cement Corp.*	2,689	3,588
		14,785
Consumer Finance (0.1%)
Acom Co., Ltd.	1	15
Aiful Corp.	2,200	2,569
Credit Saison Co., Ltd.	300	3,516
ORIX Corp.	310	18,877
Takefuji Corp.	7	25
		25,002
Containers & Packaging (0.1%)
FP Corp.	100	5,182
Hokkan Holdings, Ltd.	3,000	7,826
Tomoku Co., Ltd.	1,000	2,329
Toyo Seikan Kaisha, Ltd.	100	1,920
		17,257
Distributors (0.0%)
Canon Marketing Japan, Inc.	100	1,769
Naigai Co., Ltd.*	2,528	1,266
		3,035
Diversified Consumer Services (0.1%)
Benesse Corp.	200	9,814
Tac Co., Ltd.	100	450
Watabe Wedding Corp.	100	1,427
		11,691
Diversified Financial Services (0.0%)
Daiko Clearing Services Corp.	63	315

Diversified Telecommunication Services (0.3%)
Nippon Telegraph & Telephone Corp.	1,531	70,840

Electric Utilities (1.1%)
Chubu Electric Power Co., Inc.	2,400	58,353
Hokuriku Electric Power Co.	813	20,729
Kyushu Electric Power Co., Inc.	1,200	27,255
The Kansai Electric Power Co., Inc.	1,800	43,559
The Okinawa Electric Power Co., Inc.	100	5,983
The Tokyo Electric Power Co., Inc.	2,400	63,043

	Number of
	Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Japan
Electric Utilities
Tohoku Electric Power Co., Inc.	800	$17,852
		236,774
Electrical Equipment (0.4%)
Furukawa Electric Co., Ltd.	3,000	12,170
Mitsubishi Electric Corp.*	3,921	29,704
Sumitomo Electric Industries, Ltd.	2,800	36,655
Toko Electric Corp.	703	4,105
Ushio, Inc.	145	2,531
		85,165
Electronic Equipment, Instruments & Components (1.2%)
Citizen Holdings Co., Ltd.	895	5,037
CMK Corp.*	100	854
FUJIFILM Holdings Corp.	1,300	38,920
Hirose Electric Co., Ltd.	99	11,165
Hitachi, Ltd.*	10,000	30,784
Hosiden Corp.	973	13,153
HOYA Corp.	800	18,897
Ibiden Co., Ltd.	100	3,714
Keyence Corp.	91	19,437
Kyocera Corp.	398	36,860
Mitsumi Electric Co., Ltd.	398	8,573
Murata Manufacturing Co., Ltd.	477	22,580
Nidec Corp.	93	7,548
Oki Electric Industry Co., Ltd.*	9,000	8,011
ONO Sokki Co., Ltd.	761	3,609
Ryoyo Electro Corp.	300	2,588
Sanshin Electronics Co., Ltd.	300	2,412
Shimadzu Corp.	945	6,843
TDK Corp.	200	11,553
Yokogawa Electric Corp.	90	797
		253,335
Food & Staples Retailing (0.5%)
Aeon Co., Ltd.	800	7,650
CVS Bay Area, Inc.	536	795
Echo Trading Co., Ltd.	300	3,575
FamilyMart Co., Ltd.	300	9,671
Izumiya Co., Ltd.	3,000	16,409
S Foods, Inc.	500	4,798
Seven & I Holdings Co., Ltd.	2,100	50,250
UNY Co., Ltd.	2,000	14,957
Yamaya Corp.	100	918
		109,023
Food Products (0.5%)
Ajinomoto Co., Inc.	28	281
Chubu Shiryo Co., Ltd	1,000	8,698
Kyokuyo Co., Ltd.	2,000	4,302
Maruha Nichiro Holdings, Inc.	6,000	9,150
Nisshin Seifun Group, Inc.	500	6,993
Nissin Foods Holdings Co., Ltd.	5	192
QP Corp.	1,500	17,159
Showa Sangyo Co., Ltd.	6,000	19,983
Toyo Suisan Kaisha, Ltd.	1,000	27,127
Warabeya Nichiyo Co., Ltd.	800	10,487
Yaizu Suisankagaku Industry Co., Ltd.	79	1,022
Yamazaki Baking Co., Ltd.	934	12,677
		118,071

	Number of
	Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Japan
Gas Utilities (0.1%)
Tokyo Gas Co., Ltd.	6,000	$24,955

Health Care Equipment & Supplies (0.2%)
Eiken Chemical Co., Ltd.	100	1,193
JMS Co., Ltd.	1,000	4,482
Olympus Corp.	373	9,871
Terumo Corp.	388	21,334
		36,880
Hotels, Restaurants & Leisure (0.1%)
McDonald’s Holdings Co. Japan, Ltd.	142	2,849
Oriental Land Co. Japan, Ltd.	100	7,054
Resorttrust, Inc.	200	2,580
Round One Corp.	400	3,395
		15,878
Household Durables (0.9%)
Casio Computer Co., Ltd.	1,029	8,419
Haseko Corp.*	1,000	976
LAND Co. Ltd.*	1,600	1,189
Makita Corp.	198	6,274
Panasonic Corp.	4,504	66,081
Pioneer Corp.*	900	2,162
Sanyo Electric Co., Ltd.*	1,282	3,040
Sekisui House, Ltd.	1,000	9,026
Sharp Corp.	1,999	22,236
Sony Corp.	2,226	65,396
		184,799
Household Products (0.1%)
Kao Corp.	1,000	24,756

Independent Power Producers & Energy Traders (0.0%)
Electric Power Development Co., Ltd.	100	3,174

Insurance (0.7%)
Aioi Insurance Co., Ltd.	1,995	10,160
Mitsui Sumitomo Insurance Group Holdings, Inc.	800	21,971
Nipponkoa Insurance Co., Ltd.	2,000	12,509
Nissay Dowa General Insurance Co., Ltd.	2,256	11,533
Sompo Japan Insurance, Inc.	4,983	33,430
T&D Holdings, Inc.	189	5,106
The Fuji Fire & Marine Insurance Co., Ltd.*	2,000	2,360
Tokio Marine Holdings, Inc.	1,664	48,068
		145,137
Internet & Catalog Retail (0.1%)
Belluna Co., Ltd.	1,650	6,983
Nissen Holdings Co. Ltd.	300	973
Rakuten, Inc.	16	10,678
		18,634
Internet Software & Services (0.1%)
eAccess, Ltd.	17	11,865
Yahoo! Japan Corp.	5	1,699
		13,564
IT Services (0.1%)
CAC Corp.	100	790
IT Holdings Corp.	700	9,647
Nihon Unisys, Ltd.	900	8,112
		18,549

	Number of
	Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Japan
Leisure Equipment & Products (0.1%)
Heiwa Corp.	800	$8,834
Namco Bandai Holdings, Inc.	500	5,121
Sankyo Co., Ltd.	187	11,703
Tamron Co., Ltd.	100	1,188
		26,846
Machinery (0.9%)
Amada Co., Ltd.	1,000	6,731
Amano Corp.	200	1,735
Fanuc, Ltd.	392	35,100
IHI Corp.*	4,000	8,112
JTEKT Corp.	99	1,152
Kawasaki Heavy Industries, Ltd.	2,000	5,080
Komatsu, Ltd.	1,097	20,524
Kubota Corp.	2,000	16,612
Minebea Co., Ltd.	1,967	9,027
Mitsubishi Heavy Industries, Ltd.	6,000	22,704
Mitsui Engineering & Shipbuilding Co., Ltd.	4,989	12,938
Nachi-Fujikoshi Corp.	723	1,634
NGK Insulators, Ltd.	1,009	23,340
NTN Corp.	1,896	7,864
OKK Corp.*	2,000	1,850
Ryobi, Ltd.*	726	2,304
Sasebo Heavy Industries Co., Ltd.	3,000	6,206
SMC Corp.	60	7,369
Sumitomo Heavy Industries, Ltd.*	1,977	9,614
Tsudakoma Corp.	1,000	1,395
		201,291
Marine (0.2%)
Mitsui OSK Lines, Ltd.	4,000	23,649
Nippon Yusen KK	3,935	15,193
		38,842
Media (0.2%)
Amuse, Inc.	300	3,416
Gakken Co., Ltd.	1,000	2,668
Hakuhodo DY Holdings, Inc.	11	600
Intage, Inc.	100	1,699
Jupiter Telecommunications Co., Ltd.	5	4,847
Kadokawa Group Holdings, Inc.	100	2,249
SKY Perfect JSAT Holdings, Inc.	46	21,158
		36,637
Metals & Mining (0.7%)
Dowa Holdings Co., Ltd.	1,000	6,040
Godo Steel, Ltd.	3,000	5,875
JFE Holdings, Inc.	1,400	47,996
Kobe Steel, Ltd.*	2,911	5,076
Maruichi Steel Tube, Ltd.	99	1,978
Nakayama Steel Works, Ltd.	2,000	3,831
Nippon Denko Co., Ltd.	696	4,843
Nippon Steel Corp.	11,000	40,146
Sumitomo Metal Industries, Ltd.	3,843	9,441
Sumitomo Metal Mining Co., Ltd.	1,000	16,376
Tokyo Steel Manufacturing Co., Ltd.	284	3,483
Tokyo Tekko Co., Ltd.	785	2,711
Topy Industries, Ltd.	3,000	6,621
Yamato Kogyo Co., Ltd.	100	2,809
		157,226

	Number of
	Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Japan
Multiline Retail (0.0%)
Isetan Mitsukoshi Holdings, Ltd.	295	$3,388

Office Electronics (0.7%)
Brother Industries, Ltd.	700	8,396
Canon, Inc.	2,788	111,992
Konica Minolta Holdings, Inc.	2,000	18,923
Ricoh Co., Ltd.	1,000	14,562
		153,873
Oil, Gas & Consumable Fuels (0.4%)
AOC Holdings, Inc.	800	5,078
Cosmo Oil Co., Ltd.	4,657	12,964
Idemitsu Kosan Co., Ltd.	32	2,642
Itochu Enex Co., Ltd.	100	582
Nippon Mining Holdings, Inc.	5,500	27,022
Nippon Oil Corp.	5,000	28,050
		76,338
Paper & Forest Products (0.0%)
Kishu Paper Co., Ltd.*	5,000	5,205
OJI Paper Co., Ltd.	44	199
		5,404
Pharmaceuticals (1.1%)
Astellas Pharma, Inc.	1,535	63,103
Daiichi Sankyo Co., Ltd.	1,332	27,533
Eisai Co., Ltd.	418	15,736
Mitsubishi Tanabe Pharma Corp.	1,018	13,578
Ono Pharmaceutical Co., Ltd.	200	10,415
Santen Pharmaceutical Co., Ltd.	96	3,534
Taisho Pharmaceutical Co., Ltd.	384	7,776
Takeda Pharmaceutical Co., Ltd.	2,100	87,576
		229,251
Real Estate Investment Trusts (0.1%)
Japan Prime Realty Investment Corp.	1	2,428
Nippon Building Fund, Inc.	1	8,925
		11,353
Real Estate Management & Development (0.6%)
Daito Trust Construction Co., Ltd.	300	13,112
Daiwa House Industry Co., Ltd.	1,000	10,483
Heiwa Real Estate Co., Ltd.	395	1,352
Leopalace21 Corp.	1,728	13,868
Mitsubishi Estate Co., Ltd.	1,276	20,013
Mitsui Fudosan Co., Ltd.	1,932	32,615
Nomura Real Estate Holdings, Inc.	196	3,179
Sumitomo Realty & Development Co., Ltd.	973	17,770
Tokyo Tatemono Co., Ltd.	1,000	4,884
Tokyu Land Corp.	1,952	7,785
		125,061
Road & Rail (0.5%)
Central Japan Railway Co.	1	7,212
East Japan Railway Co.	818	59,128
Keihin Electric Express Railway Co., Ltd.	22	187
Keisei Electric Railway Co., Ltd.	2,000	13,306
Kintetsu Corp.	70	272
Maruwn Corp.	200	575
Nippon Express Co., Ltd.	3,000	12,208
Tokyu Corp.	2,000	9,613
		102,501

	Number of
	Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Japan
Semiconductors & Semiconductor Equipment (0.3%)
Advantest Corp.	97	$2,685
Mimasu Semiconductor Industry Co., Ltd.	200	2,854
Rohm Co., Ltd.	500	34,925
Shibaura Mechatronics Corp.*	1,000	3,182
Shinko Electric Industries Co., Ltd.	100	1,778
Tokyo Electron, Ltd.	371	23,652
		69,076
Software (0.4%)
Konami Corp.	100	2,038
Nintendo Co., Ltd.	300	76,700
Sorun Corp.	200	1,034
SRA Holdings	500	4,523
		84,295
Specialty Retail (0.2%)
AOKI Holdings, Inc.	400	4,504
Arc Land Sakamoto Co., Ltd.	500	6,410
BIC Camera, Inc.	6	2,174
DCM Japan Holdings Co., Ltd.	800	5,467
Fast Retailing Co., Ltd.	66	8,358
Geo Corp.	5	4,879
Hikari Tsushin, Inc.	100	2,186
Kojima Co., Ltd.	100	516
Pal Co., Ltd.	50	1,030
Right On Co., Ltd.	179	1,756
USS Co., Ltd.	76	4,532
Yamada Denki Co., Ltd.	74	5,005
		46,817
Textiles, Apparel & Luxury Goods (0.0%)
Kurabo Industries Ltd.	1,000	2,082
Sanei-International Co., Ltd.	100	1,369
Unitika, Ltd.*	1,000	891
		4,342
Tobacco (0.2%)
Japan Tobacco, Inc.	14	47,988

Trading Companies & Distributors (0.9%)
Hanwa Co., Ltd.	1,000	3,609
Inaba Denki Sangyo Co., Ltd	400	9,588
ITOCHU Corp.	4,920	32,525
JFE Shoji Holdings, Inc.	1,000	3,648
Kanamoto Co., Ltd.	1,000	4,645
Kyokuto Boeki Kaisha, Ltd.	1,000	1,471
Marubeni Corp.	3,963	19,955
Maruka Machinery Co., Ltd.	100	818
Mitsubishi Corp.	2,109	42,526
Mitsui & Co., Ltd.	3,087	40,264
Sojitz Corp.§	6,031	11,464
Sumitomo Corp.	2,400	24,687
Yuasa Trading Co., Ltd.	2,000	2,206
		197,406
Transportation Infrastructure (0.0%)
Kamigumi Co., Ltd.	1,000	8,175

Wireless Telecommunication Services (0.4%)
KDDI Corp.	3	16,921
NTT DoCoMo, Inc.	33	52,697

	Number of
	Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Japan
Wireless Telecommunication Services
Softbank Corp.	1,083	$23,799
		93,417
TOTAL JAPAN		5,001,189

Luxembourg (0.7%)
Energy Equipment & Services (0.3%)
Acergy SA	958	12,046
Tenaris SA	2,238	39,979
		52,025
Media (0.1%)
SES	1,161	26,290

Metals & Mining (0.3%)
ArcelorMittal	1,831	68,196
TOTAL LUXEMBOURG		146,511

Netherlands (3.7%)
Aerospace & Defense (0.2%)
European Aeronautic Defence & Space Co. NV	1,757	39,560

Air Freight & Logistics (0.1%)
TNT NV	1,143	30,679

Capital Markets (0.0%)
BinckBank NV	20	355

Chemicals (0.4%)
Akzo Nobel NV	1,048	65,062
Koninklijke DSM NV	651	27,228
		92,290
Computers & Peripherals (0.0%)
Gemalto NV*	108	5,046

Construction & Engineering (0.0%)
Koninklijke BAM Groep NV	500	5,771

Construction Materials (0.0%)
James Hardie Industries NV*	393	2,722

Diversified Financial Services (0.2%)
ING Groep NV*	1,805	32,377
SNS Reaal*	942	7,633
		40,010
Diversified Telecommunication Services (0.2%)
Koninklijke KPN NV	2,647	43,922

Energy Equipment & Services (0.3%)
Fugro NV	983	56,874
SBM Offshore NV	389	8,286
		65,160
Food & Staples Retailing (0.4%)
Koninklijke Ahold NV	6,330	76,318

Food Products (1.2%)
Nutreco Holding NV	664	32,325
Unilever NV	7,991	230,963
		263,288
Household Durables (0.1%)
TomTom NV*	583	10,043

	Number of
	Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Netherlands
Industrial Conglomerates (0.3%)
Koninklijke Philips Electronics NV	2,732	$66,569

Life Sciences Tools & Services (0.0%)
QIAGEN NV*	20	423

Media (0.2%)
Reed Elsevier NV	3,351	38,012

Semiconductors & Semiconductor Equipment (0.1%)
ASML Holding NV	814	23,995
TOTAL NETHERLANDS		804,163

Norway (0.7%)
Commercial Banks (0.1%)
DnB NOR ASA*	614	7,117

Diversified Telecommunication Services (0.1%)
Telenor ASA*	1,884	21,762

Electrical Equipment (0.0%)
Renewable Energy Corp. AS*	3	26

Oil, Gas & Consumable Fuels (0.5%)
StatoilHydro ASA	4,794	107,745

Paper & Forest Products (0.0%)
Norske Skogindustrier ASA*	2,593	5,105
TOTAL NORWAY		141,755

Portugal (0.4%)
Commercial Banks (0.1%)
Banco Comercial Portugues SA R Shares	2,388	3,533
Banco Espirito Santo SA	1,495	10,605
		14,138
Diversified Telecommunication Services (0.2%)
Portugal Telecom SGPS SA	4,351	46,176

Electric Utilities (0.1%)
EDP - Energias de Portugal SA	4,660	21,337

Multi-Utilities (0.0%)
REN - Redes Energeticas Nacionais SA	28	123

Oil, Gas & Consumable Fuels (0.0%)
Galp Energia SGPS SA B Shares	2	35
TOTAL PORTUGAL		81,809

Singapore (0.8%)
Diversified Financial Services (0.8%)
iShares MSCI Singapore Index Fund	16,200	174,150
TOTAL SINGAPORE		174,150

Spain (5.4%)
Airlines (0.0%)
Iberia Lineas Aereas de Espana*	586	1,827

Commercial Banks (2.5%)
Banco Bilbao Vizcaya Argentaria SA	12,103	215,365
Banco de Sabadell SA	1,672	12,367
Banco Pastor SA	728	5,967
Banco Popular Espanol SA	2,088	20,981
Banco Santander SA	18,325	295,696
		550,376

	Number of
	Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Spain
Construction & Engineering (0.2%)
ACS Actividades de Construccion y Servicios SA	649	$33,880
Sacyr Vallehermoso SA	352	6,671
		40,551
Diversified Financial Services (0.1%)
Corp. Financiera Alba	165	9,415
Criteria Caixacorp SA	1,642	8,446
		17,861
Diversified Telecommunication Services (1.6%)
Telefonica SA	12,201	337,184

Electric Utilities (0.4%)
Acciona SA	97	13,234
Endesa SA	1,558	51,543
Iberdrola SA	2,570	25,255
		90,032
Food Products (0.0%)
Viscofan SA	51	1,242

Gas Utilities (0.1%)
Gas Natural SDG SA	828	18,342

Independent Power Producers & Energy Traders (0.0%)
Iberdrola Renovables SA	1,071	5,278

Insurance (0.0%)
Mapfre SA	2,134	9,561

Media (0.2%)
Gestevision Telecinco SA	2,602	32,880

Oil, Gas & Consumable Fuels (0.3%)
Repsol YPF SA	2,463	66,971

Specialty Retail (0.0%)
Inditex SA	142	8,156
TOTAL SPAIN		1,180,261

Sweden (2.5%)
Building Products (0.2%)
Assa Abloy AB Class B	2,805	45,462

Capital Markets (0.2%)
Ratos AB B Shares	2,031	48,668

Commercial Banks (0.4%)
Nordea Bank AB	3,420	34,466
Svenska Handelsbanken AB A Shares	1,940	49,510
Swedbank AB A Shares*	580	5,546
		89,522
Communications Equipment (0.1%)
Telefonaktiebolaget LM Ericsson B Shares	2,137	21,445

Construction & Engineering (0.0%)
NCC AB B Shares	187	2,848

Diversified Financial Services (0.2%)
Industrivarden AB A Shares	3,848	45,697

Diversified Telecommunication Services (0.1%)
Tele2 AB B Shares	1,585	21,024
TeliaSonera AB	405	2,657
		23,681
Health Care Equipment & Supplies (0.1%)
Elekta AB B Shares	664	12,846

	Number of
	Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Sweden
Household Durables (0.3%)
Electrolux AB Series B*	2,610	$59,561
JM AB*	360	4,460
Nobia AB*	1,252	6,866
		70,887
Machinery (0.2%)
Alfa Laval AB	437	5,119
Hexagon AB B Shares	932	11,132
Scania AB B Shares	687	8,508
SKF AB B Shares	933	14,630
		39,389
Media (0.1%)
Modern Times Group AB B Shares	469	20,251

Metals & Mining (0.1%)
Boliden AB	356	3,829
SSAB AB A Shares	1,300	20,154
		23,983
Oil, Gas & Consumable Fuels (0.0%)
Lundin Petroleum AB*	214	1,734

Paper & Forest Products (0.3%)
Holmen AB B Shares	269	7,404
Svenska Cellulosa AB B Shares	3,400	46,046
		53,450
Specialty Retail (0.2%)
Hennes & Mauritz AB B Shares	837	46,902
TOTAL SWEDEN		546,765

Switzerland (9.2%)
Building Products (0.2%)
Geberit AG	258	39,663

Capital Markets (0.5%)
Compagnie Financiere Tradition SA BR	25	3,190
EFG International AG	24	434
Julius Baer Holding AG	723	36,215
UBS AG*	16	293
UBS AG*	3,453	63,127
		103,259
Chemicals (0.1%)
Syngenta AG	119	27,311

Commercial Banks (0.0%)
Banque Cantonale Vaudoise	15	6,177

Construction Materials (0.4%)
Holcim, Ltd.*	1,225	84,121

Diversified Financial Services (0.0%)
Pargesa Holding SA BR	19	1,642

Diversified Telecommunication Services (0.2%)
Swisscom AG	145	51,863

Energy Equipment & Services (0.2%)
ABB, Ltd.*	2,175	43,389

Food Products (2.4%)
Nestle SA	11,968	510,257

Health Care Equipment & Supplies (0.2%)
Nobel Biocare Holding AG	571	18,883
Sonova Holding AG	201	20,311

	Number of
	Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Switzerland
Health Care Equipment & Supplies
Synthes, Inc.	1	$120
		39,314
Insurance (1.0%)
Baloise Holding AG	689	65,920
Swiss Life Holding AG*	220	26,101
Swiss Reinsurance	597	27,034
Zurich Financial Services AG	355	84,333
Zurich Financial Services AG	66	15,717
		219,105
Machinery (0.4%)
Schindler Holding AG Certificate of Participation	1,077	73,965
Sulzer AG	83	7,167
		81,132
Marine (0.0%)
Kuehne + Nagel International AG	120	10,439

Pharmaceuticals (2.4%)
Novartis AG	4,168	209,089
Roche Holding AG	1,925	310,846
		519,935
Professional Services (0.2%)
SGS SA	26	34,999

Textiles, Apparel & Luxury Goods (1.0%)
Compagnie Financiere Richemont SA Class A	5,395	152,528
The Swatch Group AG	15	683
The Swatch Group AG BR	297	70,045
		223,256
TOTAL SWITZERLAND		1,995,862

United Kingdom (21.4%)
Aerospace & Defense (0.4%)
BAE Systems PLC	10,176	56,971
Cobham PLC	1,995	7,004
Meggitt PLC	280	1,045
Rolls-Royce Group PLC*	2,325	17,557
		82,577
Airlines (0.0%)
British Airways PLC*	82	290

Auto Components (0.0%)
GKN PLC*	1,794	3,271

Beverages (0.2%)
SABMiller PLC	1,513	36,586

Biotechnology (0.0%)
Antisoma PLC*	3,333	1,874

Capital Markets (0.4%)
3i Group PLC	2,412	11,154
Aberdeen Asset Management PLC	264	635
BlueBay Asset Management PLC	390	1,844
Close Brothers Group PLC	2,565	32,704
Evolution Group PLC	157	344
F&C Asset Management PLC	822	1,023
ICAP PLC	839	5,691
Investec PLC	1,005	7,384
Man Group PLC	4,257	22,625
Schroders PLC	191	3,345

	Number of
	Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
United Kingdom
Capital Markets
Tullett Prebon PLC	141	$883
		87,632
Chemicals (0.1%)
Johnson Matthey PLC	373	8,318
Victrex PLC	11	135
Yule Catto & Co. PLC	1,591	3,499
		11,952
Commercial Banks (3.6%)
Barclays PLC*	26,626	157,913
HSBC Holdings PLC	37,823	433,417
Lloyds Banking Group PLC*	34,634	57,564
Royal Bank of Scotland Group PLC*	32,993	27,961
Standard Chartered PLC	4,509	111,462
		788,317
Commercial Services & Supplies (0.1%)
Babcock International Group PLC	2,383	21,709
Regus PLC	3,172	5,094
		26,803
Communications Equipment (0.0%)
Spirent Communications PLC	1,294	1,809

Construction & Engineering (0.3%)
Balfour Beatty PLC	1,492	7,710
Carillion PLC	916	4,043
Costain Group PLC	8,152	3,746
Galliford Try PLC	546	511
Keller Group PLC	858	9,998
Kier Group PLC	387	7,360
Morgan Sindall PLC	2,108	22,451
Severfield-Rowen PLC	1,405	4,013
T Clarke PLC	1,268	2,723
WSP Group PLC	672	3,872
		66,427
Construction Materials (0.0%)
Marshalls PLC	203	406

Containers & Packaging (0.0%)
British Polythene Industries PLC	795	2,936
DS Smith PLC	1,571	2,694
Rexam PLC	34	142
RPC Group PLC	760	2,991
		8,763
Diversified Telecommunication Services (0.2%)
BT Group PLC	16,821	35,083
Cable & Wireless PLC	2,484	5,715
Kcom Group PLC	5,929	3,509
		44,307
Electronic Equipment, Instruments & Components (0.0%)
Electrocomponents PLC	855	2,107
Rotork PLC	294	5,324
		7,431
Food & Staples Retailing (0.6%)
J Sainsbury PLC	2,455	12,787
Majestic Wine PLC	174	612
Tesco PLC	14,968	95,892

	Number of
	Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
United Kingdom
Food & Staples Retailing
WM Morrison Supermarkets PLC	4,326	$19,244
		128,535
Food Products (0.4%)
Cranswick PLC	775	8,384
Dairy Crest Group PLC	156	959
Greggs PLC	780	4,999
Hilton Food Group Ltd.	932	2,990
Northern Foods PLC	1,946	2,201
Robert Wiseman Dairies PLC	478	3,233
Unilever PLC	2,052	58,677
		81,443
Hotels, Restaurants & Leisure (0.6%)
Carnival PLC	2,044	70,190
Compass Group PLC	3,794	23,257
Enterprise Inns PLC	327	653
Fuller Smith & Turner	760	6,243
Greene King PLC	171	1,155
Holidaybreak PLC	107	513
Intercontinental Hotels Group PLC	453	5,883
J.D. Wetherspoon PLC	797	6,110
Ladbrokes PLC	1,116	3,351
Marston’s PLC	1,575	2,459
Restaurant Group PLC	893	2,762
Thomas Cook Group PLC	1,534	5,713
TUI Travel PLC	50	204
William Hill PLC	269	760
		129,253
Household Durables (0.0%)
Aga Rangemaster Group PLC	529	1,217
Barratt Developments PLC*	473	1,864
Taylor Wimpey PLC*	3,017	2,037
		5,118
Household Products (0.0%)
Mcbride PLC	1,367	4,192

Independent Power Producers & Energy Traders (0.1%)
Drax Group PLC	1,170	8,839
International Power PLC	2,510	11,621
		20,460
Industrial Conglomerates (0.0%)
Tomkins PLC	1,644	4,948

Insurance (0.9%)
Admiral Group PLC	967	17,922
Amlin PLC	823	5,057
Aviva PLC	5,304	38,159
Chesnara PLC	734	1,984
Friends Provident Group PLC	8,224	10,966
Hardy Underwriting Bermuda Ltd.	551	2,703
Legal & General Group PLC	16,034	22,630
Novae Group PLC	315	1,713
Old Mutual PLC	14,249	22,854
Prudential PLC	3,098	29,880
RSA Insurance Group PLC	11,256	24,141
Standard Life PLC	4,796	16,846
		194,855
Internet & Catalog Retail (0.1%)
Findel PLC	4,370	2,767

	Number of
	Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
United Kingdom
Internet & Catalog Retail
Home Retail Group PLC	1,598	$6,966
N Brown Group PLC	25	98
		9,831
IT Services (0.0%)
Anite PLC	2,151	1,222
Computacenter PLC	811	4,159
		5,381
Machinery (0.1%)
IMI PLC	151	1,082
Invensys PLC	2,958	13,820
		14,902
Marine (0.0%)
Clarkson PLC	630	8,620

Media (0.2%)
British Sky Broadcasting Group PLC	1,671	15,318
Daily Mail & General Trust PLC Class A	480	3,543
ITV PLC	48	34
Reed Elsevier PLC	3,532	26,565
Yell Group PLC*	179	169
		45,629
Metals & Mining (2.2%)
Anglo American PLC*	2,237	71,437
Antofagasta PLC	7	85
BHP Billiton PLC	5,980	163,893
Delta PLC	1,562	4,493
Eurasian Natural Resources Corp.	1,103	15,515
Ferrexpo PLC	179	421
Kazakhmys PLC	49	840
Lonmin PLC*	540	14,471
Rio Tinto PLC	3,386	144,037
Vedanta Resources PLC	213	6,488
Xstrata PLC*	3,869	57,101
		478,781
Multi-Utilities (1.2%)
Centrica PLC	8,757	35,296
National Grid PLC	20,874	202,165
United Utilities Group PLC	2,000	14,635
		252,096
Multiline Retail (0.4%)
Debenhams PLC	974	1,187
Marks & Spencer Group PLC	3,620	21,006
Next PLC	1,865	53,560
		75,753
Oil, Gas & Consumable Fuels (4.6%)
Anglo Pacific Group PLC	8	26
BG Group PLC	1,280	22,326
BP PLC	53,026	470,093
Hunting PLC	617	5,335
JKX Oil & Gas PLC	12	54
Melrose Resources PLC	95	517
Royal Dutch Shell PLC A Shares	10,255	291,070
Royal Dutch Shell PLC B Shares	7,778	216,227
		1,005,648

	Number of
	Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
United Kingdom
Paper & Forest Products (0.0%)
Mondi PLC	121	$600

Pharmaceuticals (2.4%)
AstraZeneca PLC	4,522	202,949
GlaxoSmithKline PLC	12,291	242,522
Shire PLC	4,296	74,634
		520,105
Professional Services (0.2%)
Experian PLC	4,256	35,966
Hays PLC	193	322
ITE Group PLC	593	1,163
Robert Walters PLC	212	702
Sthree PLC	600	2,488
		40,641
Real Estate Investment Trusts (0.1%)
Hammerson PLC	1,199	7,572
Liberty International PLC	227	1,747
Segro PLC	409	2,411
Workspace Group PLC	6,699	2,360
		14,090
Real Estate Management & Development (0.1%)
CLS Holdings PLC*	1,640	13,927
Quintain Estates & Development PLC*	635	2,148
		16,075
Road & Rail (0.1%)
Firstgroup PLC	797	5,285
Go-Ahead Group PLC	400	9,088
Stagecoach Group PLC	572	1,493
		15,866
Software (0.2%)
Autonomy Corp. PLC*	379	9,903
Fidessa Group PLC	762	14,264
The Sage Group PLC	2,465	9,227
		33,394
Specialty Retail (0.2%)
Carphone Warehouse Group PLC	989	3,038
Dunelm Group PLC	684	3,405
Galiform PLC*	1,440	1,830
Halfords Group PLC	985	5,553
Kingfisher PLC	7,948	27,127
Sports Direct International PLC	1,223	2,012
Topps Tiles PLC*	1,248	1,900
WH Smith PLC	578	4,178
		49,043
Thrifts & Mortgage Finance (0.0%)
Paragon Group of Cos. PLC	1,196	2,887

Tobacco (0.3%)
British American Tobacco PLC	2,253	70,827

Trading Companies & Distributors (0.1%)
Ashtead Group PLC	1,791	2,471
BSS Group PLC	100	464
Lavendon Group PLC	297	866
Speedy Hire PLC	587	407
Travis Perkins PLC	425	5,677

	Number of
	Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
United Kingdom
Trading Companies & Distributors
Wolseley PLC*	449	$10,866
		20,751
Water Utilities (0.0%)
Northumbrian Water Group PLC	1,250	4,939
Severn Trent PLC	107	1,664
		6,603
Wireless Telecommunication Services (1.0%)
Vodafone Group PLC	100,604	226,171
TOTAL UNITED KINGDOM		4,650,943

TOTAL COMMON STOCKS (Cost $19,769,703)		23,385,382

PREFERRED STOCKS (0.2%)
Germany (0.2%)
Automobiles (0.1%)
Porsche Automobil Holding SE	252	19,760

Chemicals (0.1%)
Fuchs Petrolub AG	188	13,700

Media (0.0%)
ProSiebenSat.1 Media AG	249	2,671

Textiles, Apparel & Luxury Goods (0.0%)
Hugo Boss AG	13	503
TOTAL GERMANY		36,634

TOTAL PREFERRED STOCKS (Cost $25,958)		36,634

TOTAL LONG STOCK POSITIONS (Cost $19,795,661)		23,422,016

RIGHTS (0.0%)
France (0.0%)
BNP Paribas Ltd., expires 10/13/09*	2,416	5,227
TOTAL FRANCE		5,227

Germany (0.0%)
HeidelbergCement AG, expires 10/07/09*	129	688
TOTAL GERMANY		688

Sweden (0.0%)
Swedbank AB, expires 10/06/09*	580	1,140
TOTAL SWEDEN		1,140

TOTAL RIGHTS (Cost $523)		7,055

WARRANTS (0.0%)
Italy (0.0%)
Unione di Banche Italiane SCPA, strike price 12.30 EUR, expires 06/30/11* (Cost $0)	13	1
TOTAL ITALY		1

	Par
	(000)
SHORT-TERM INVESTMENTS (1.0%)
State Street Bank and Trust Co. Euro Time Deposit, 0.010%, 10/01/09 (Cost $213,000)	$213	213,000

	Number of
	Shares	Value
TOTAL INVESTMENTS AT VALUE (109.0%) (Cost $20,009,184)		$23,642,072

TOTAL SECURITIES SOLD SHORT (-9.2%) (Proceeds $-1,822,449)		(1,994,931)

OTHER ASSETS IN EXCESS OF LIABILITIES (0.2%)		48,966

NET ASSETS (100.0%)		$21,696,107

SHORT STOCK POSITIONS (-9.2%)
COMMON STOCKS (-9.0%)
Austria (-0.2%)
Diversified Telecommunication Services (-0.0%)
Telekom Austria AG	(483)	(8,723)

Electric Utilities (-0.0%)
Verbund - Oesterreichische Elektrizitaetswirtschafts AG Class A	(55)	(2,786)

Insurance (-0.2%)
Vienna Insurance Group	(602)	(34,472)
TOTAL AUSTRIA		(45,981)

Belgium (-0.1%)
Chemicals (-0.1%)
Umicore	(609)	(18,279)

Food & Staples Retailing (-0.0%)
Delhaize Group	(43)	(2,986)
TOTAL BELGIUM		(21,265)

Denmark (-0.4%)
Chemicals (-0.2%)
Novozymes AS B Shares	(492)	(46,448)

Health Care Equipment & Supplies (-0.1%)
Coloplast AS Class B	(66)	(5,535)

Insurance (-0.1%)
Topdanmark AS*	(149)	(22,572)
TOTAL DENMARK		(74,555)

Finland (-0.2%)
Auto Components (-0.1%)
Nokian Renkaat Oyj	(470)	(10,966)

Metals & Mining (-0.1%)
Outokumpu Oyj	(509)	(9,602)
Rautaruukki Oyj	(377)	(9,061)
		(18,663)
Paper & Forest Products (-0.0%)
UPM-Kymmene Oyj	(322)	(3,868)
TOTAL FINLAND		(33,497)

France (-1.6%)
Building Products (-0.1%)
Cie de Saint-Gobain	(689)	(35,963)

Construction Materials (-0.0%)
Lafarge SA	(57)	(5,105)

Electric Utilities (-0.5%)
EDF SA	(1,700)	(101,078)

Energy Equipment & Services (-0.1%)
Cie Generale de Geophysique-Veritas*	(1,258)	(29,456)

Hotels, Restaurants & Leisure (-0.1%)
Accor SA	(427)	(23,806)

	Number of
	Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
France
IT Services (-0.1%)
Cap Gemini SA	(311)	$(16,326)

Media (-0.2%)
Eutelsat Communications	(1,220)	(37,148)

Office Electronics (-0.1%)
Neopost SA	(183)	(16,434)

Real Estate Investment Trusts (-0.4%)
Klepierre	(924)	(36,705)
Unibail-Rodamco SE	(241)	(50,132)
		(86,837)
TOTAL FRANCE		(352,153)

Germany (-1.0%)
Chemicals (-0.2%)
Linde AG	(349)	(37,752)

Commercial Banks (-0.1%)
Deutsche Postbank AG*	(865)	(30,493)

Health Care Equipment & Supplies (-0.1%)
Fresenius SE	(671)	(32,891)

Health Care Providers & Services (-0.2%)
Fresenius Medical Care AG & Co. KGaA	(798)	(39,647)

Household Products (-0.3%)
Henkel AG & Co. KGaA	(1,699)	(61,558)

Internet Software & Services (-0.1%)
United Internet AG*	(958)	(14,412)

Transportation Infrastructure (-0.0%)
Fraport AG Frankfurt Airport Services Worldwide	(163)	(8,629)
TOTAL GERMANY		(225,382)

India (-0.1%)
Oil, Gas & Consumable Fuels (-0.1%)
Cairn Energy PLC*	(374)	(16,729)
TOTAL INDIA		(16,729)

Italy (-0.4%)
Aerospace & Defense (-0.1%)
Finmeccanica SpA	(1,189)	(21,038)

Commercial Banks (-0.1%)
Unione di Banche Italiane ScpA	(1,555)	(23,894)

Hotels, Restaurants & Leisure (-0.1%)
Lottomatica SpA	(980)	(21,956)

Insurance (-0.1%)
Fondiaria-Sai SpA	(1,042)	(21,932)

Oil, Gas & Consumable Fuels (-0.0%)
Saras SpA	(199)	(768)
TOTAL ITALY		(89,588)

Japan (-1.6%)
Auto Components (-0.0%)
Toyoda Gosei Co., Ltd.	(300)	(8,771)

Automobiles (-0.0%)
Yamaha Motor Co., Ltd.	(36)	(444)

Beverages (-0.1%)
Coca-Cola West Co., Ltd.	(700)	(13,702)

Building Products (-0.0%)
TOTO, Ltd.	(1,000)	(6,255)

	Number of
	Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Japan
Capital Markets (-0.0%)
Jafco Co., Ltd.	(300)	$(9,150)

Chemicals (-0.0%)
Denki Kagaku Kogyo K K	(1,000)	(4,116)

Commercial Banks (-0.0%)
Mizuho Trust & Banking Co., Ltd.*	(1,000)	(1,057)

Construction & Engineering (-0.0%)
Shimizu Corp.	(1,000)	(3,945)

Diversified Financial Services (-0.1%)
Mitsubishi UFJ Lease & Finance Co., Ltd.	(308)	(9,259)

Electric Utilities (-0.1%)
Hokkaido Electric Power Co., Inc.	(700)	(14,583)
Shikoku Electric Power Co., Inc.	(400)	(12,229)
		(26,812)
Electronic Equipment, Instruments & Components (-0.1%)
Hitachi High-Technologies Corp.	(700)	(14,638)
Omron Corp.	(400)	(7,535)
		(22,173)
Food & Staples Retailing (-0.1%)
Lawson, Inc.	(200)	(9,308)

Food Products (-0.0%)
Yakult Honsha Co., Ltd.	(200)	(5,350)

Health Care Providers & Services (-0.0%)
Mediceo Paltac Holdings Co., Ltd.	(190)	(2,676)
Suzuken Co., Ltd.	(97)	(3,354)
		(6,030)
Household Durables (-0.1%)
Rinnai Corp.	(300)	(14,170)

IT Services (-0.1%)
Otsuka Corp.	(300)	(17,959)

Leisure Equipment & Products (-0.1%)
Shimano, Inc.	(300)	(12,936)
Yamaha Corp.	(800)	(9,461)
		(22,397)
Machinery (-0.1%)
NSK, Ltd.	(1,096)	(6,791)
THK Co., Ltd.	(618)	(12,107)
		(18,898)
Marine (-0.0%)
Kawasaki Kisen Kaisha, Ltd.*	(1,000)	(3,702)

Metals & Mining (-0.0%)
Daido Steel Co. Ltd.	(1,000)	(3,628)
Mitsui Mining & Smelting Co., Ltd.*	(1,000)	(2,559)
Nisshin Steel Co., Ltd.	(1,000)	(1,778)
		(7,965)
Oil, Gas & Consumable Fuels (-0.2%)
Japan Petroleum Exploration Co.	(300)	(15,298)
Showa Shell Sekiyu KK	(1,700)	(18,586)
TonenGeneral Sekiyu KK	(1,114)	(10,898)
		(44,782)
Pharmaceuticals (-0.1%)
Shionogi & Co., Ltd.	(986)	(23,384)

	Number of
	Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Japan
Real Estate Management & Development (-0.1%)
Aeon Mall Co., Ltd.	(400)	$(8,311)
NTT Urban Development Corp.	(13)	(11,939)
		(20,250)
Semiconductors & Semiconductor Equipment (-0.0%)
Sumco Corp.	(200)	(4,540)

Specialty Retail (-0.1%)
ABC-Mart, Inc.	(500)	(15,589)
Nitori Co., Ltd.	(148)	(12,625)
		(28,214)
Textiles, Apparel & Luxury Goods (-0.0%)
Asics Corp.	(15)	(140)

Trading Companies & Distributors (-0.1%)
Toyota Tsusho Corp.	(700)	(10,548)

Transportation Infrastructure (-0.1%)
Mitsubishi Logistics Corp.	(1,000)	(12,094)
TOTAL JAPAN		(355,415)

Netherlands (-1.1%)
Beverages (-0.2%)
Heineken NV	(880)	(40,755)

Construction & Engineering (-0.1%)
Koninklijke Boskalis Westminster NV	(710)	(24,312)

Media (-0.2%)
Wolters Kluwer NV	(1,700)	(36,379)

Professional Services (-0.2%)
Randstad Holding NV*	(827)	(35,785)

Real Estate Investment Trusts (-0.4%)
Corio NV	(1,372)	(94,723)

Semiconductors & Semiconductor Equipment (-0.0%)
STMicroelectronics NV	(765)	(7,226)
TOTAL NETHERLANDS		(239,180)

Norway (-0.2%)
Chemicals (-0.0%)
Yara International ASA	(306)	(9,630)

Industrial Conglomerates (-0.1%)
Orkla ASA	(1,700)	(15,968)

Metals & Mining (-0.1%)
Norsk Hydro ASA*	(1,699)	(11,306)
TOTAL NORWAY		(36,904)

Spain (-0.1%)
Biotechnology (-0.1%)
Grifols SA	(1,189)	(22,675)
TOTAL SPAIN		(22,675)

Sweden (-0.3%)
Commercial Services & Supplies (-0.0%)
Securitas AB B Shares	(480)	(4,619)

Construction & Engineering (-0.0%)
Skanska AB B Shares	(178)	(2,607)

Diversified Financial Services (-0.1%)
Investor AB B Shares	(1,189)	(21,701)

Health Care Equipment & Supplies (-0.1%)
Getinge AB B Shares	(588)	(9,852)

	Number of
	Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Sweden
Machinery (-0.1%)
Atlas Copco AB A Shares	(526)	$(6,760)
Sandvik AB	(1,699)	(18,698)
		(25,458)
TOTAL SWEDEN		(64,237)

Switzerland (-0.7%)
Chemicals (-0.3%)
Givaudan SA	(84)	(62,946)

Computers & Peripherals (-0.1%)
Logitech International SA*	(1,189)	(21,690)

Electric Utilities (-0.2%)
BKW FMB Energie AG	(486)	(42,175)

Machinery (-0.1%)
Schindler Holding AG	(337)	(23,765)
TOTAL SWITZERLAND		(150,576)

United Kingdom (-1.0%)
Commercial Services & Supplies (-0.1%)
Serco Group PLC	(1,699)	(13,751)

Energy Equipment & Services (-0.0%)
AMEC PLC	(122)	(1,479)

Health Care Equipment & Supplies (-0.1%)
Smith & Nephew PLC	(1,455)	(13,076)

Hotels, Restaurants & Leisure (-0.1%)
Whitbread PLC	(1,512)	(29,492)

Household Durables (-0.1%)
Berkeley Group Holdings PLC*	(1,373)	(19,498)

Household Products (-0.0%)
Reckitt Benckiser Group PLC	(116)	(5,683)

Industrial Conglomerates (-0.1%)
Smiths Group PLC	(1,699)	(24,218)

Oil, Gas & Consumable Fuels (-0.1%)
Tullow Oil PLC	(1,699)	(30,763)

Professional Services (-0.1%)
The Capita Group PLC	(1,699)	(19,668)

Textiles, Apparel & Luxury Goods (-0.0%)
Burberry Group PLC	(913)	(7,370)

Tobacco (-0.2%)
Imperial Tobacco Group PLC	(1,699)	(49,257)

Trading Companies & Distributors (-0.1%)
Bunzl PLC	(1,189)	(12,096)
TOTAL UNITED KINGDOM		(226,351)

TOTAL COMMON STOCKS (Proceeds $-1,785,361)		(1,954,488)

PREFERRED STOCKS (-0.2%)
Germany (-0.2%)
Health Care Equipment & Supplies (-0.1%)
Fresenius SE	(362)	(21,116)

Household Products (-0.1%)
Henkel AG & Co. KGaA	(450)	(19,327)
TOTAL GERMANY		(40,443)

TOTAL PREFERRED STOCKS (Proceeds $-37,088)		(40,443)

TOTAL SECURITIES SOLD SHORT (Proceeds $-1,822,449)		(1,994,931)

*	Non-income producing security.
§	Security or portion thereof is out on loan.

Security Valuation — The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fairvalue pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

The Portfolio adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 — quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Equities
Asia	$1,078,098	$—	$—	$1,078,098
Australia	33,900	958,364	—	992,264
Austria	—	85,185	—	85,185
Belgium	—	209,082	—	209,082
Bermuda	—	5,745	—	5,745
Canada	25,412	—	—	25,412
Cyprus	—	14,177	—	14,177
Denmark	—	271,205	—	271,205
Finland	—	306,021	—	306,021
France	5,227	2,437,253	—	2,442,480
Germany	688	2,051,555	—	2,052,243
Greece	—	135,823	—	135,823
Hong Kong	310,400	—	—	310,400
Ireland	—	41,499	—	41,499
Italy	1	734,889	—	734,890
Japan	260,585	4,740,604	—	5,001,189
Luxembourg	—	146,511	—	146,511
Netherlands	—	804,163	—	804,163
Norway	—	141,755	—	141,755
Portugal	—	81,809	—	81,809
Singapore	174,150	—	—	174,150
Spain	—	1,180,261	—	1,180,261
Sweden	1,140	546,765	—	547,905
Switzerland	190,849	1,805,013	—	1,995,862
United Kingdom	2,723	4,648,220	—	4,650,943
Short-Term Investment		213,000	—	213,000
Liabilities in Securities Sold Short
Equities			—	—
Austria	—	(45,981)	—	(45,981)
Belgium	—	(21,265)	—	(21,265)
Denmark	—	(74,555)	—	(74,555)
Finland	—	(33,497)	—	(33,497)
France	—	(352,153)	—	(352,153)
Germany	—	(265,825)	—	(265,825)
India	—	(16,729)	—	(16,729)
Italy	—	(89,588)	—	(89,588)
Japan	—	(355,415)	—	(355,415)
Netherlands	—	(239,180)	—	(239,180)
Norway	—	(36,904)	—	(36,904)
Spain	—	(22,675)	—	(22,675)
Sweden	—	(64,237)	—	(64,237)
Switzerland	—	(150,576)	—	(150,576)
United Kingdom	—	(226,351)	—	(226,351)
Other Financial Instruments*	—	—	—	—
	$2,083,173	$19,563,968	$—	$21,647,141

*Other financial instruments include futures, forwards and swap contracts.

Federal Income Tax Cost — At September 30, 2009, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $20,009,184, $3,902,981, $(270,093) and $3,632,888, respectively.

At September 30, 2009, the identified proceeds for federal income tax purposes, as well as the gross unrealized appreciation from securities sold short for those securities having an excess of proceeds over value, gross unrealized depreciation from investments for those securities having an excess of value over proceeds and the net unrealized depreciation from securities sold short were $(1,822,449), $12,030, $(184,512) and $(172,482), respectively.

Other information regarding the Portfolio is available in the most recent Report to Shareholders. This information is also available on the Portfolio’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Trust - International Equity Flex II Portfolio

Schedule of Investments

September 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS (107.6%)
COMMON STOCKS (107.4%)
Asia (5.1%)
Diversified Financial Services (5.1%)
iShares MSCI Pacific ex-Japan Index Fund§	49,400	$2,002,182
TOTAL ASIA		2,002,182

Australia (4.4%)
Air Freight & Logistics (0.0%)
Toll Holdings, Ltd.	1,300	9,754

Airlines (0.0%)
Qantas Airways, Ltd.	2,060	5,177

Beverages (0.1%)
Coca-Cola Amatil, Ltd.	1,153	9,978
Foster’s Group, Ltd.	4,121	20,169
Lion Nathan, Ltd.	629	6,344
		36,491
Biotechnology (0.1%)
CSL, Ltd.	1,231	36,291

Capital Markets (0.1%)
Macquarie Group, Ltd.	617	31,869
Perpetual, Ltd.	74	2,546
		34,415
Chemicals (0.1%)
Incitec Pivot, Ltd.	3,009	7,485
Nufarm, Ltd.	347	3,456
Orica, Ltd.	753	15,566
		26,507
Commercial Banks (1.2%)
Australia & New Zealand Banking Group, Ltd.	4,701	100,739
Bendigo and Adelaide Bank, Ltd.	629	5,208
Commonwealth Bank of Australia	3,042	138,242
National Australia Bank, Ltd.	3,768	102,004
Westpac Banking Corp.	5,733	132,358
		478,551
Commercial Services & Supplies (0.1%)
Brambles, Ltd.	2,412	17,151

Construction & Engineering (0.0%)
Leighton Holdings, Ltd.	253	8,036

Construction Materials (0.0%)
Boral, Ltd.	1,127	6,040

Containers & Packaging (0.0%)
Amcor, Ltd.	1,636	7,887

Diversified Financial Services (0.3%)
ASX, Ltd.	409	12,677
iShares MSCI Australia Index Fund	3,700	83,620
		96,297
Diversified Telecommunication Services (0.1%)
Telstra Corp., Ltd.	9,963	28,704

Electric Utilities (0.0%)
SP AusNet	2,971	2,313

Energy Equipment & Services (0.0%)
WorleyParsons, Ltd.	351	9,159

Food & Staples Retailing (0.3%)
Metcash, Ltd.	1,691	6,706

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Australia
Food & Staples Retailing
Wesfarmers, Ltd.	2,144	$49,984
Wesfarmers, Ltd.	320	7,473
Woolworths, Ltd.	2,570	66,268
		130,431
Food Products (0.0%)
Goodman Fielder, Ltd.	2,618	3,847

Health Care Equipment & Supplies (0.0%)
Cochlear, Ltd.	116	6,825

Health Care Providers & Services (0.0%)
Sonic Healthcare, Ltd.	725	9,068

Hotels, Restaurants & Leisure (0.1%)
Aristocrat Leisure, Ltd.	781	3,600
Crown, Ltd.	1,025	8,081
TABCORP Holdings, Ltd.	1,367	8,594
Tatts Group, Ltd.	2,470	5,542
		25,817
Industrial Conglomerates (0.0%)
CSR, Ltd.	2,543	4,210

Insurance (0.3%)
AMP, Ltd.	3,919	22,477
AXA Asia Pacific Holdings, Ltd.	2,142	8,225
Insurance Australia Group, Ltd.	4,442	14,772
QBE Insurance Group, Ltd.	1,844	39,005
Suncorp-Metway, Ltd.	2,556	19,959
		104,438
IT Services (0.0%)
Computershare, Ltd.	928	9,112

Media (0.0%)
Fairfax Media, Ltd.	4,764	7,184

Metals & Mining (0.9%)
Alumina, Ltd.*	5,287	8,453
BHP Billiton, Ltd.	7,172	236,630
BlueScope Steel, Ltd.	4,289	11,042
Fortescue Metals Group, Ltd.*	2,446	8,188
Newcrest Mining, Ltd.	1,061	29,872
OneSteel, Ltd.	2,600	6,916
OZ Minerals, Ltd.*	6,640	6,662
Rio Tinto, Ltd.	961	49,963
Sims Metal Management, Ltd.	362	7,247
		364,973
Multi-Utilities (0.0%)
AGL Energy, Ltd.	1,040	12,524

Multiline Retail (0.0%)
Harvey Norman Holdings, Ltd.	1,159	4,386

Oil, Gas & Consumable Fuels (0.3%)
Arrow Energy, Ltd.*	1,115	4,195
Caltex Australia, Ltd.*	293	3,123
Energy Resources of Australia, Ltd.	143	3,170
Origin Energy, Ltd.	1,797	25,825
Paladin Energy, Ltd.*	1,181	4,666
Santos, Ltd.	1,661	22,233
Woodside Petroleum, Ltd.	980	44,976
		108,188

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Australia
Real Estate Investment Trusts (0.3%)
CFS Retail Property Trust	3,485	$6,156
Dexus Property Group	10,318	7,648
GPT Group	18,906	11,374
Mirvac Group	5,486	8,072
Stockland	4,281	15,329
Westfield Group	4,007	48,929
		97,508
Real Estate Management & Development (0.0%)
Lend Lease Corp., Ltd.	778	7,249

Road & Rail (0.0%)
Asciano Group*	6,212	9,037

Textiles, Apparel & Luxury Goods (0.0%)
Billabong International, Ltd.	377	3,984

Transportation Infrastructure (0.1%)
Macquarie Airports	1,557	3,889
Macquarie Infrastructure Group	5,484	7,113
Transurban Group	2,571	9,277
		20,279
TOTAL AUSTRALIA		1,731,833

Austria (0.4%)
Commercial Banks (0.3%)
Erste Group Bank AG	1,987	89,240
Raiffeisen International Bank Holding AG	443	29,044
		118,284
Construction & Engineering (0.0%)
Strabag SE BR	2	65

Containers & Packaging (0.0%)
Mayr Melnhof Karton AG	14	1,420

Oil, Gas & Consumable Fuels (0.1%)
OMV AG	696	28,168

Real Estate Management & Development (0.0%)
IMMOFINANZ AG*	613	2,569

TOTAL AUSTRIA		150,506

Belgium (1.0%)
Beverages (0.2%)
Anheuser-Busch InBev NV	1,311	60,065

Chemicals (0.1%)
Solvay SA	385	40,001

Commercial Banks (0.1%)
KBC Groep NV*	805	40,656

Diversified Financial Services (0.1%)
Groupe Bruxelles Lambert SA	575	53,224
Nationale A Portefeuille	53	2,888
		56,112
Diversified Telecommunication Services (0.1%)
Belgacom SA	1,073	41,816

Electrical Equipment (0.1%)
Bekaert SA	173	22,907

Insurance (0.1%)
Fortis*	7,910	37,204

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Belgium
Marine (0.0%)
Compagnie Maritime Belge SA	285	$8,789

Metals & Mining (0.0%)
Nyrstar*	660	8,010

Pharmaceuticals (0.1%)
UCB SA	627	26,492

Wireless Telecommunication Services (0.1%)
Mobistar SA	566	39,181
TOTAL BELGIUM		381,233

Bermuda (0.0%)
Insurance (0.0%)
Catlin Group, Ltd.	1,591	8,952

Metals & Mining (0.0%)
Aquarius Platinum, Ltd.*	290	1,288
TOTAL BERMUDA		10,240

Canada (0.0%)
Media (0.0%)
Thomson Reuters Corp.	555	18,631
TOTAL CANADA		18,631

Cyprus (0.1%)
Commercial Banks (0.1%)
Bank of Cyprus Public Co., Ltd.	2,008	15,303

Energy Equipment & Services (0.0%)
ProSafe SE	1,551	7,978
TOTAL CYPRUS		23,281

Denmark (1.2%)
Beverages (0.2%)
Carlsberg AS Class B	890	64,671

Commercial Banks (0.2%)
Danske Bank AS*	3,170	83,674

Electrical Equipment (0.1%)
Vestas Wind Systems AS*	361	26,283

Health Care Equipment & Supplies (0.1%)
William Demant Holding*	428	31,894

Insurance (0.0%)
TrygVesta AS	105	8,051

Oil, Gas & Consumable Fuels (0.0%)
Torm AS	643	6,474

Pharmaceuticals (0.6%)
H Lundbeck AS	3,172	65,999
Novo Nordisk AS Class B	2,685	168,668
		234,667
Software (0.0%)
SimCorp AS	34	6,995
TOTAL DENMARK		462,709

Finland (1.4%)
Building Products (0.0%)
Uponor Oyj	163	2,718

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Finland
Communications Equipment (0.6%)
Nokia Oyj	16,217	$237,589

Containers & Packaging (0.0%)
Huhtamaki Oyj	527	6,719

Diversified Financial Services (0.0%)
Pohjola Bank PLC	229	2,619

Diversified Telecommunication Services (0.1%)
Elisa Oyj	1,049	21,533

Electric Utilities (0.1%)
Fortum Oyj	2,096	53,798

Food & Staples Retailing (0.1%)
Kesko Oyj B Shares	653	21,893

Insurance (0.2%)
Sampo Oyj A Shares	3,714	93,646

Machinery (0.2%)
Kone Oyj Class B	699	25,701
Metso Oyj	839	23,626
Wartsila Oyj	538	21,567
		70,894
Paper & Forest Products (0.0%)
Stora Enso Oyj R Shares*	1,995	13,914

Pharmaceuticals (0.1%)
Orion Oyj Class B	1,155	21,302
TOTAL FINLAND		546,625

France (11.1%)
Aerospace & Defense (0.1%)
Safran SA	69	1,295
Thales SA	255	12,665
Zodiac Aerospace	816	32,429
		46,389
Auto Components (0.1%)
Compagnie Generale des Etablissements Michelin Class B	419	32,957
Valeo SA*	284	7,485
		40,442
Automobiles (0.2%)
PSA Peugeot Citroen*	1,425	43,609
Renault SA*	1,063	49,883
		93,492
Capital Markets (0.0%)
Boursorama*	1,017	12,044
Union Financiere de France BQE SA	73	2,774
		14,818
Chemicals (0.3%)
Air Liquide SA	937	106,648
Rhodia SA*	1,026	15,656
		122,304
Commercial Banks (1.2%)
BNP Paribas	4,097	328,422
Natixis*	3,385	20,488
Societe Generale	1,442	116,507
		465,417

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
France
Commercial Services & Supplies (0.1%)
Societe BIC SA	620	$44,106

Communications Equipment (0.1%)
Alcatel-Lucent*	9,743	43,836

Construction & Engineering (1.2%)
Bouygues SA	2,261	115,399
Eiffage SA	3	192
Vinci SA	6,190	351,132
		466,723
Diversified Financial Services (0.2%)
Eurazeo	1,431	93,816
Fimalac	59	3,109
		96,925
Diversified Telecommunication Services (0.5%)
France Telecom SA	7,470	198,977

Electrical Equipment (0.5%)
Alstom SA	175	12,801
Legrand SA	2,078	57,886
Schneider Electric SA	1,132	115,046
		185,733
Energy Equipment & Services (0.2%)
Bourbon SA	334	15,435
Technip SA	911	58,314
		73,749
Food & Staples Retailing (0.1%)
Carrefour SA	112	5,093
Casino Guichard Perrachon SA	477	38,031
		43,124
Health Care Equipment & Supplies (0.1%)
Cie Generale d’Optique Essilor International SA	480	27,378

Hotels, Restaurants & Leisure (0.1%)
Sodexo	854	51,236

Household Durables (0.0%)
Nexity	206	8,237
Thomson*	1,888	3,861
		12,098
Independent Power Producers & Energy Traders (0.1%)
Sechilienne-Sidec	497	21,192

Insurance (0.5%)
AXA SA	1,806	48,968
CNP Assurances	591	60,258
SCOR SE	3,385	92,614
		201,840
IT Services (0.0%)
Atos Origin SA*	273	13,812

Machinery (0.1%)
Vallourec SA	201	34,173

Media (0.8%)
Lagardere SCA	506	23,618
M6-Metropole Television	595	15,673
PagesJaunes Groupe	7,567	98,341
Publicis Groupe	842	33,902

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
France
Media
Vivendi	5,026	$156,023
		327,557
Multi-Utilities (0.6%)
GDF Suez	3,293	146,448
Suez Environnement SA	31	709
Veolia Environnement	1,932	74,208
		221,365
Multiline Retail (0.2%)
PPR	543	69,782

Oil, Gas & Consumable Fuels (1.7%)
Esso SA Francaise	33	4,574
Total SA	11,189	664,320
		668,894
Personal Products (0.1%)
L’Oreal SA	453	45,066

Pharmaceuticals (1.3%)
Ipsen SA	1	55
Sanofi-Aventis SA	6,743	496,704
		496,759
Real Estate Investment Trusts (0.2%)
ICADE	481	51,514
Societe Immobiliere de Location pour l’Industrie et le Commerce	67	8,653
		60,167
Textiles, Apparel & Luxury Goods (0.5%)
Christian Dior SA	990	98,004
Hermes International	17	2,513
LVMH Moet Hennessy Louis Vuitton SA	837	84,324
		184,841
Transportation Infrastructure (0.0%)
Aeroports de Paris	9	811
TOTAL FRANCE		4,373,006

Germany (9.0%)
Aerospace & Defense (0.1%)
MTU Aero Engines Holding AG	1,121	52,969

Automobiles (1.0%)
Bayerische Motoren Werke AG	2,007	96,507
Daimler AG	3,909	195,885
Volkswagen AG	562	92,324
		384,716
Capital Markets (0.5%)
Deutsche Bank AG	2,451	187,016

Chemicals (0.8%)
BASF SE	5,522	292,032
K+S AG	294	15,991
Wacker Chemie AG	85	13,205
		321,228
Commercial Banks (0.1%)
Comdirect Bank AG	261	2,535
Commerzbank AG*	3,125	39,484
		42,019

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Germany
Construction & Engineering (0.2%)
Bilfinger Berger AG	959	$66,092
Hochtief AG	391	29,650
		95,742
Construction Materials (0.0%)
HeidelbergCement AG	230	14,849

Diversified Financial Services (0.8%)
Allianz SE	1,999	250,834
Deutsche Boerse AG	849	69,181
		320,015
Diversified Telecommunication Services (0.4%)
Deutsche Telekom AG	10,669	145,438

Electric Utilities (0.9%)
E.ON AG	8,250	348,789

Electrical Equipment (0.0%)
Q-Cells SE*	3	57
Tognum AG	766	13,086
		13,143
Food & Staples Retailing (0.1%)
Metro AG	895	50,486

Food Products (0.1%)
KWS Saat AG	10	1,735
Suedzucker AG	1,508	30,486
		32,221
Health Care Equipment & Supplies (0.0%)
Carl Zeiss Meditec AG	585	9,482

Health Care Providers & Services (0.2%)
Celesio AG	2,160	59,455

Household Durables (0.0%)
Rational AG	75	10,461

Industrial Conglomerates (0.9%)
Siemens AG	3,798	349,327

Insurance (0.8%)
Hannover Rueckversicherung AG*	887	40,605
Muenchener Rueckversicherungs AG	1,684	268,097
		308,702
Internet & Catalog Retail (0.0%)
Takkt AG	563	7,062

Machinery (0.0%)
GEA Group AG	11	228
Heidelberger Druckmaschinen AG*	360	3,718
MAN SE	75	6,153
Wacker Neuson SE	646	7,821
		17,920
Metals & Mining (0.2%)
Salzgitter AG	388	37,013
ThyssenKrupp AG	1,644	56,162
		93,175
Multi-Utilities (0.9%)
RWE AG	3,656	338,730

Pharmaceuticals (0.5%)
Bayer AG	2,087	144,294
Merck KGaA	305	30,235

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Germany
Pharmaceuticals
Stada Arzneimittel AG	703	$19,128
		193,657
Semiconductors & Semiconductor Equipment (0.1%)
Infineon Technologies AG*	4,276	24,006
Kontron AG	588	7,190
		31,196
Software (0.3%)
SAP AG	2,096	101,521
Software AG	4	339
		101,860
Textiles, Apparel & Luxury Goods (0.1%)
Puma AG Rudolf Dassler Sport	95	31,343
TOTAL GERMANY		3,561,001

Greece (0.7%)
Capital Markets (0.0%)
Marfin Investment Group SA*	1,506	6,504

Commercial Banks (0.6%)
Alpha Bank AE*	2,414	44,730
EFG Eurobank Ergasias SA*	6,883	108,822
National Bank of Greece SA*	2,425	87,421
Piraeus Bank SA*	37	689
		241,662
Construction Materials (0.0%)
Titan Cement Co. SA	114	3,947

Hotels, Restaurants & Leisure (0.1%)
OPAP SA	1,046	27,011

Oil, Gas & Consumable Fuels (0.0%)
Hellenic Petroleum SA	1,028	11,676

Textiles, Apparel & Luxury Goods (0.0%)
Folli-Follie SA	278	6,706
TOTAL GREECE		297,506

Hong Kong (1.4%)
Diversified Financial Services (1.4%)
iShares MSCI Hong Kong Index Fund	35,400	549,408
TOTAL HONG KONG		549,408

Ireland (0.2%)
Construction Materials (0.2%)
CRH PLC	2,312	64,124

Food Products (0.0%)
Kerry Group PLC Class A	2	57
TOTAL IRELAND		64,181

Italy (3.5%)
Automobiles (0.1%)
Fiat SpA*	3,850	49,613

Capital Markets (0.1%)
Mediobanca SpA	2,252	30,804

Commercial Banks (1.2%)
Banca Carige SpA	1,614	4,821
Banca Monte dei Paschi di Siena SpA	7,012	15,026

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Italy
Commercial Banks
Banca Popolare dell’Etruria e del Lazio	721	$4,972
Banco di Desio e della Brianza SpA	1,214	8,108
Banco Popolare SC*	7,416	71,357
Intesa Sanpaolo SpA*	28,075	124,425
UniCredit SpA*	58,849	230,714
		459,423
Construction & Engineering (0.0%)
Impregilo SpA	48	210

Construction Materials (0.1%)
Buzzi Unicem SpA	278	4,806
Cementir Holding SpA	673	3,519
Italcementi SpA	2,343	36,155
		44,480
Diversified Telecommunication Services (0.2%)
Telecom Italia SpA	44,355	77,903

Electric Utilities (0.7%)
Enel SpA	39,974	253,972
Iride SpA	767	1,503
Terna Rete Elettrica Nazionale SpA	4,013	15,647
		271,122
Electrical Equipment (0.2%)
Prysmian SpA	3,168	59,522

Energy Equipment & Services (0.1%)
Saipem SpA	978	29,505

Food Products (0.0%)
Parmalat SpA	6,877	19,026

Gas Utilities (0.1%)
Snam Rete Gas SpA	4,401	21,407

Health Care Equipment & Supplies (0.0%)
DiaSorin SpA	80	2,687

Insurance (0.3%)
Assicurazioni Generali SpA	4,767	130,731
Premafin Finanziaria SpA*	3,003	4,727
Societa Cattolica di Assicurazioni SCRL*	25	870
		136,328
Media (0.0%)
Gruppo Editoriale L’Espresso SpA*	533	1,452
Mediaset SpA	1,871	13,100
		14,552
Multi-Utilities (0.0%)
Enia SpA	771	6,055

Oil, Gas & Consumable Fuels (0.4%)
ENI SpA	6,202	154,806
Saras SpA	226	872
		155,678
Pharmaceuticals (0.0%)
Recordati SpA	725	5,132
TOTAL ITALY		1,383,447

Japan (23.4%)
Air Freight & Logistics (0.1%)
Yamato Holdings Co., Ltd.	2,000	32,902

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Japan
Airlines (0.1%)
All Nippon Airways Co., Ltd.	9,000	$25,897
Japan Airlines Corp.*	4,734	6,959
		32,856
Auto Components (0.6%)
Aichi Machine Industry Co., Ltd.	1,000	2,628
Aisin Seiki Co., Ltd.	392	9,545
Bridgestone Corp.	3,071	55,065
Denso Corp.	2,100	61,745
Eagle Industry Co., Ltd.	1,000	5,248
Exedy Corp.	100	2,202
FuKoKu Co., Ltd.	1,300	8,113
Imasen Electric Industrial	198	2,204
Kasai Kogyo Co., Ltd.	1,000	2,676
Keihin Corp.	100	1,657
Nissin Kogyo Co., Ltd.	94	1,372
NOK Corp.	600	8,931
Press Kogyo Co., Ltd.	1,000	2,003
Riken Corp.	1,000	3,623
Stanley Electric Co., Ltd.	200	4,059
Sumitomo Rubber Industries, Ltd.	1,900	17,941
Tachi-S Co., Ltd.	700	5,871
TBK Co., Ltd.*	2,000	3,437
Tigers Polymer Corp.	200	937
U-Shin, Ltd.	1,800	9,458
Unipres Corp.	400	5,682
Yorozu Corp.	1,800	24,201
		238,598
Automobiles (2.2%)
Daihatsu Motor Co., Ltd.	1,987	20,295
Fuji Heavy Industries, Ltd.*	4,640	18,023
Honda Motor Co., Ltd.	7,371	224,430
Isuzu Motors, Ltd.*	8,216	17,376
Mazda Motor Corp.*	845	1,892
Nissan Motor Co., Ltd.*	12,700	85,803
Suzuki Motor Corp.	2,054	47,895
Toyota Motor Corp.	11,719	467,268
		882,982
Beverages (0.1%)
Asahi Breweries, Ltd.	198	3,625
Kirin Holdings Co., Ltd.	2,944	45,206
Oenon Holdings, Inc.	2,000	4,464
		53,295
Building Products (0.2%)
Asahi Glass Co., Ltd.	4,000	32,322
Daikin Industries, Ltd.	732	26,291
JS Group Corp.	399	6,995
Nippon Sheet Glass Co., Ltd.	1,218	4,063
		69,671
Capital Markets (0.5%)
Daiwa Securities Group, Inc.	10,981	56,557
Matsui Securities Co., Ltd.	3,391	27,623
Mizuho Securities Co., Ltd.	10,000	36,345
Nomura Holdings, Inc.	9,200	56,540
SBI Holdings, Inc.	119	23,502
		200,567

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Japan
Chemicals (1.0%)
Asahi Kasei Corp.	7,000	$35,646
Chugoku Marine Paints, Ltd.	2,000	12,563
Daicel Chemical Industries, Ltd.	1,000	6,038
DIC Corp.§	11,000	15,696
Hitachi Chemical Co., Ltd.	600	12,261
JSP Corp.	625	5,605
Kaneka Corp.	1,000	7,185
Kansai Paint Co., Ltd.	1,000	7,800
Katakura Chikkarin Co., Ltd.	1,962	7,005
Mitsubishi Chemical Holdings Corp.	8,389	34,847
Mitsubishi Gas Chemical Co., Inc.	785	4,265
Mitsubishi Rayon Co., Ltd.	19	65
Mitsui Chemicals, Inc.§	3,000	10,676
Nippon Carbide Industries Co., Inc.*	2,000	2,249
Nippon Soda Co., Ltd.	2,000	8,435
Nitto Denko Corp.	1,600	49,015
Shin-Etsu Chemical Co., Ltd.	1,600	98,409
Showa Denko KK	8,949	18,208
Sumitomo Chemical Co., Ltd.	2,473	10,294
Tokuyama Corp.	1,829	13,405
Toray Industries, Inc.	1,766	10,704
Tosoh Corp.	159	402
Ube Industries, Ltd.	6,958	18,272
		389,045
Commercial Banks (2.3%)
Bank of the Ryukyus, Ltd.	545	6,713
Chuo Mitsui Trust Holdings, Inc.	996	3,684
Fukuoka Financial Group, Inc.	13,327	55,303
Hokuhoku Financial Group, Inc.	11,918	27,859
Mitsubishi UFJ Financial Group, Inc.	43,779	234,562
Mizuho Financial Group, Inc.	53,712	106,058
Resona Holdings, Inc.	2,859	36,736
Sapporo Hokuyo Holdings, Inc.	12	42
Seven Bank, Ltd.	2	4,957
Shinsei Bank, Ltd.*	3,661	5,604
Sumitomo Mitsui Financial Group, Inc.	3,534	122,811
The Akita Bank, Ltd.	4,000	16,231
The Bank of Saga, Ltd.	2,000	6,224
The Bank of Yokohama, Ltd.	4,000	19,587
The Chiba Bank, Ltd.	7,992	49,455
The Daishi Bank, Ltd.	6,000	24,274
The Gunma Bank, Ltd.	992	5,457
The Hachijuni Bank, Ltd.	1,108	6,168
The Keiyo Bank, Ltd.	4,000	20,454
The Nagano Bank, Ltd.	6,000	13,448
The Nishi-Nippon City Bank, Ltd.	18,997	47,962
The San-In Godo Bank, Ltd.	3,000	25,582
The Sumitomo Trust & Banking Co., Ltd.	7,000	37,082
The Tohoku Bank, Ltd.	6,000	9,629
Yamaguchi Financial Group, Inc.	3,000	31,124
		917,006
Commercial Services & Supplies (0.4%)
Dai Nippon Printing Co., Ltd.	3,000	41,240
Itoki Corp.	200	534
Nichiban Co., Ltd.	3,000	10,943
Nippon Kucho Service Co., Ltd.	600	4,794
Secom Co., Ltd.	1,043	52,529
Toppan Printing Co., Ltd.	3,986	37,723
Tosho Printing Co., Ltd.	2,000	5,135

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Japan
Commercial Services & Supplies
Uchida Yoko Co., Ltd.	3,000	$9,941
		162,839
Communications Equipment (0.1%)
Denki Kogyo Co., Ltd.	3,991	20,513
Saxa Holdings, Inc.*	1,000	2,249
		22,762
Computers & Peripherals (0.5%)
Fujitsu, Ltd.	12,000	78,471
Japan Digital Laboratory Co., Ltd.	68	961
NEC Corp.*	12,393	38,879
Seiko Epson Corp.	195	2,921
Toshiba Corp.*§	12,859	67,480
		188,712
Construction & Engineering (0.2%)
Asanuma Corp.*	2,211	1,600
Kajima Corp.	9,000	23,137
Maeda Corp.	3,000	9,658
Nippo Corp.	1,000	8,171
Nishimatsu Construction Co., Ltd.	4,000	5,701
Obayashi Corp.	3,992	17,555
Taihei Kogyo Co., Ltd.	129	396
Taisei Corp.	1,000	1,985
Taisei Rotec Corp.	3,000	4,388
Tekken Corp.*	1,000	861
The Nippon Road Co., Ltd.	3,000	6,894
Toa Corp.	10,000	11,497
Tobishima Corp.*	2,168	774
Totetsu Kogyo Co., Ltd.	57	404
		93,021
Construction Materials (0.1%)
Okabe Co., Ltd.	220	834
Shinagawa Refractories Co., Ltd.	1,795	4,374
Sumitomo Osaka Cement Co., Ltd.	9,000	17,052
Taiheiyo Cement Corp.*	5,708	7,616
		29,876
Consumer Finance (0.1%)
Acom Co., Ltd.	163	2,508
Aeon Credit Service Co., Ltd.	200	2,012
Aiful Corp.	2,450	2,860
Credit Saison Co., Ltd.	400	4,688
Jaccs Co., Ltd.	1,000	2,291
ORIX Corp.	350	21,313
Takefuji Corp.	6	21
		35,693
Containers & Packaging (0.1%)
FP Corp.	200	10,365
Hokkan Holdings, Ltd.	3,000	7,826
Tomoku Co., Ltd.	1,000	2,329
		20,520
Distributors (0.0%)
Naigai Co., Ltd.*	15,000	7,514

Diversified Consumer Services (0.0%)
Benesse Corp.	300	14,722

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Japan
Diversified Consumer Services
Watabe Wedding Corp.	300	$4,281
		19,003
Diversified Financial Services (0.0%)
Daiko Clearing Services Corp.	237	1,184
Fuyo General Lease Co., Ltd.	100	2,249
		3,433
Diversified Telecommunication Services (0.3%)
Nippon Telegraph & Telephone Corp.	2,900	134,184

Electric Utilities (1.1%)
Chubu Electric Power Co., Inc.	4,497	109,339
Hokuriku Electric Power Co.	1,758	44,823
Kyushu Electric Power Co., Inc.	2,300	52,238
The Kansai Electric Power Co., Inc.	1,996	48,302
The Okinawa Electric Power Co., Inc.	100	5,983
The Tokyo Electric Power Co., Inc.	4,983	130,894
Tohoku Electric Power Co., Inc.	1,498	33,428
		425,007
Electrical Equipment (0.4%)
Chiyoda Integre Co., Ltd.	300	3,977
Furukawa Electric Co., Ltd.	3,000	12,169
GS Yuasa Corp.	1,000	9,136
Mitsubishi Electric Corp.*	7,883	59,718
Sumitomo Electric Industries, Ltd.	5,700	74,620
Toko Electric Corp.	703	4,105
Ushio, Inc.	10	175
		163,900
Electronic Equipment, Instruments & Components (1.2%)
Canon Electronics, Inc.	100	1,867
Citizen Holdings Co., Ltd.	1,986	11,176
CMK Corp.*	300	2,562
FUJIFILM Holdings Corp.	2,092	62,631
Hirose Electric Co., Ltd.	198	22,330
Hitachi, Ltd.*	21,000	64,646
Hosiden Corp.	1,700	22,980
HOYA Corp.	1,700	40,155
Ibiden Co., Ltd.	97	3,603
Keyence Corp.	189	40,370
Kyocera Corp.	593	54,919
Mitsumi Electric Co., Ltd.	795	17,125
Murata Manufacturing Co., Ltd.	877	41,514
Nidec Corp.	288	23,375
Oki Electric Industry Co., Ltd.*	12,000	10,682
ONO Sokki Co., Ltd.	2,239	10,619
Ryoyo Electro Corp.	300	2,589
Sanshin Electronics Co., Ltd.	500	4,020
Shimadzu Corp.	967	7,002
Tamura Corp.*	1,000	3,446
TDK Corp.	300	17,329
Yamatake Corp.	300	6,746
		471,686
Food & Staples Retailing (0.5%)
Aeon Co., Ltd.	3,298	31,535
cocokara fine Holdings, Inc.	100	2,195
CVS Bay Area, Inc.	464	688
Echo Trading Co., Ltd.	600	7,150
FamilyMart Co., Ltd.	800	25,789
Izumiya Co., Ltd.	2,000	10,940

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Japan
Food & Staples Retailing
S Foods, Inc.	500	$4,798
Seven & I Holdings Co., Ltd.	3,600	86,143
UNY Co., Ltd.	3,000	22,435
Yamaya Corp.	400	3,674
		195,347
Food Products (0.6%)
Ajinomoto Co., Inc.	22	221
Chubu Shiryo Co., Ltd	1,000	8,698
Fuji Oil Co., Ltd.	300	4,250
Kyokuyo Co., Ltd.	10,000	21,512
Maruha Nichiro Holdings, Inc.	8,000	12,200
Nippon Meat Packers, Inc.	1,000	12,838
Nisshin Seifun Group, Inc.	2,000	27,972
Prima Meat Packers, Ltd.	1,000	1,204
QP Corp.	3,124	35,736
Showa Sangyo Co., Ltd.	8,000	26,644
Toyo Suisan Kaisha, Ltd.	1,000	27,127
Warabeya Nichiyo Co., Ltd.	1,300	17,041
Yamazaki Baking Co., Ltd.	1,945	26,399
		221,842
Gas Utilities (0.1%)
Tokyo Gas Co., Ltd.	12,000	49,909

Health Care Equipment & Supplies (0.1%)
Eiken Chemical Co., Ltd.	100	1,193
Hitachi Medical Corp.	1,000	9,522
JMS Co., Ltd.	1,000	4,482
Olympus Corp.	272	7,198
Terumo Corp.	485	26,668
		49,063
Health Care Providers & Services (0.0%)
Green Hospital Supply, Inc.	3	2,124

Hotels, Restaurants & Leisure (0.1%)
McDonald’s Holdings Co. Japan, Ltd.	269	5,398
Oriental Land Co. Japan, Ltd.	298	21,021
Round One Corp.	500	4,243
		30,662
Household Durables (0.9%)
Casio Computer Co., Ltd.	1,571	12,854
Fuji Corp.	1,100	4,269
Makita Corp.	395	12,516
Panasonic Corp.	7,696	112,913
Pioneer Corp.*	800	1,922
Sanyo Electric Co., Ltd.*	3,130	7,422
Sekisui Chemical Company, Ltd.	1,000	5,813
Sharp Corp.	4,000	44,495
Sony Corp.	4,558	133,906
Token Corp.	90	2,934
		339,044
Household Products (0.2%)
Kao Corp.	3,000	74,267

Independent Power Producers & Energy Traders (0.0%)
Electric Power Development Co., Ltd.	500	15,870

Insurance (0.7%)
Aioi Insurance Co., Ltd.	2,977	15,161
Mitsui Sumitomo Insurance Group Holdings, Inc.	2,800	76,900
Nipponkoa Insurance Co., Ltd.	4,000	25,018

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Japan
Insurance
Nissay Dowa General Insurance Co., Ltd.	1,461	$7,469
Sompo Japan Insurance, Inc.	9,962	66,833
The Fuji Fire & Marine Insurance Co., Ltd.*	5,000	5,900
Tokio Marine Holdings, Inc.	2,551	73,690
		270,971
Internet & Catalog Retail (0.1%)
Belluna Co., Ltd.	2,650	11,215
Rakuten, Inc.	30	20,021
		31,236
Internet Software & Services (0.1%)
eAccess, Ltd.	28	19,542
Yahoo! Japan Corp.	1	340
		19,882
IT Services (0.1%)
CAC Corp.	200	1,580
IT Holdings Corp.	1,000	13,782
Nihon Unisys, Ltd.	800	7,210
NTT Data Corp.	1	3,201
		25,773
Leisure Equipment & Products (0.2%)
Heiwa Corp.	900	9,939
Namco Bandai Holdings, Inc.	1,100	11,266
Nikon Corp.	916	16,726
Sankyo Co., Ltd.	386	24,156
Sega Sammy Holdings, Inc.	900	11,698
Tamron Co., Ltd.	208	2,471
		76,256
Machinery (1.0%)
Amada Co., Ltd.	2,000	13,463
Fanuc, Ltd.	785	70,289
Hitachi Construction Machinery Company, Ltd.	100	2,144
IHI Corp.*	10,000	20,279
JTEKT Corp.	92	1,071
Kawasaki Heavy Industries, Ltd.	3,000	7,620
Komatsu, Ltd.	2,972	55,604
Kubota Corp.	4,000	33,224
Minebea Co., Ltd.	4,961	22,767
Mitsubishi Heavy Industries, Ltd.	14,000	52,976
Mitsui Engineering & Shipbuilding Co., Ltd.	7,970	20,668
Nachi-Fujikoshi Corp.	461	1,042
NGK Insulators, Ltd.	764	17,672
NTN Corp.	1,900	7,881
Ryobi, Ltd.*	1,274	4,044
Sasebo Heavy Industries Co., Ltd.	6,000	12,413
Sintokogio, Ltd.	300	2,287
SMC Corp.	119	14,615
Sumitomo Heavy Industries, Ltd.*	3,970	19,305
		379,364
Marine (0.1%)
Mitsui OSK Lines, Ltd.	6,000	35,473
Nippon Yusen KK	6,918	26,711
		62,184
Media (0.2%)
Amuse, Inc.	1,100	12,527
Gakken Co., Ltd.	4,000	10,672

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Japan
Media
Jupiter Telecommunications Co., Ltd.	9	$8,725
Kadokawa Group Holdings, Inc.	200	4,499
SKY Perfect JSAT Holdings, Inc.	70	32,197
		68,620
Metals & Mining (0.8%)
Dowa Holdings Co., Ltd.	1,000	6,040
Godo Steel, Ltd.	3,000	5,876
JFE Holdings, Inc.	2,600	89,136
Kobe Steel, Ltd.*	7,855	13,698
Nakayama Steel Works, Ltd.	4,000	7,661
Nippon Denko Co., Ltd.	304	2,115
Nippon Steel Corp.	17,977	65,610
Nittetsu Mining Co., Ltd.	1,000	5,365
Sumitomo Metal Industries, Ltd.	12,743	31,304
Sumitomo Metal Mining Co., Ltd.	3,000	49,128
Tokyo Steel Manufacturing Co., Ltd.	380	4,660
Tokyo Tekko Co., Ltd.	2,000	6,908
Topy Industries, Ltd.	4,000	8,828
Yamato Kogyo Co., Ltd.	100	2,809
		299,138
Multiline Retail (0.0%)
Isetan Mitsukoshi Holdings, Ltd.	586	6,730

Office Electronics (0.8%)
Brother Industries, Ltd.	1,100	13,194
Canon, Inc.	4,845	194,620
Konica Minolta Holdings, Inc.	4,000	37,847
Ricoh Co., Ltd.	2,987	43,496
Toshiba TEC Corp.*	2,000	9,370
		298,527
Oil, Gas & Consumable Fuels (0.3%)
AOC Holdings, Inc.	1,000	6,348
Cosmo Oil Co., Ltd.	7,438	20,706
Idemitsu Kosan Co., Ltd.	268	22,127
Itochu Enex Co., Ltd.	100	582
Nippon Mining Holdings, Inc.	9,500	46,674
Nippon Oil Corp.	7,000	39,270
		135,707
Paper & Forest Products (0.0%)
Kishu Paper Co., Ltd.*	11,000	11,451

Pharmaceuticals (1.1%)
Astellas Pharma, Inc.	2,883	118,518
Daiichi Sankyo Co., Ltd.	1,517	31,357
Eisai Co., Ltd.	1,398	52,630
Mitsubishi Tanabe Pharma Corp.	1,771	23,621
Ono Pharmaceutical Co., Ltd.	400	20,830
Santen Pharmaceutical Co., Ltd.§	294	10,823
Taisho Pharmaceutical Co., Ltd.	259	5,245
Takeda Pharmaceutical Co., Ltd.	4,000	166,812
		429,836
Real Estate Investment Trusts (0.1%)
Japan Prime Realty Investment Corp.	2	4,857
Japan Real Estate Investment Corp.	1	8,184
Japan Retail Fund Investment Corp.	1	5,419
Nippon Building Fund, Inc.	1	8,925
Nomura Real Estate Office Fund, Inc.	1	6,647
		34,032

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Japan
Real Estate Management & Development (0.5%)
Daito Trust Construction Co., Ltd.	297	$12,981
Heiwa Real Estate Co., Ltd.	1,105	3,783
Leopalace21 Corp.	2,739	21,982
Mitsubishi Estate Co., Ltd.	3,313	51,961
Mitsui Fudosan Co., Ltd.	3,903	65,889
Nomura Real Estate Holdings, Inc.	394	6,390
Sumitomo Realty & Development Co., Ltd.	1,958	35,759
Tokyo Tatemono Co., Ltd.	992	4,845
Tokyu Land Corp.	3,947	15,741
		219,331
Road & Rail (0.6%)
Central Japan Railway Co.	3	21,635
East Japan Railway Co.	1,900	137,340
Keisei Electric Railway Co., Ltd.	2,000	13,306
Maruwn Corp.	600	1,726
Nippon Express Co., Ltd.	6,000	24,417
Tokyu Corp.	5,000	24,032
West Japan Railway Co.	2	7,589
		230,045
Semiconductors & Semiconductor Equipment (0.3%)
Advantest Corp.	191	5,286
Mimasu Semiconductor Industry Co., Ltd.	49	699
NEC Electronics Corp.*	42	373
Rohm Co., Ltd.	698	48,755
Shibaura Mechatronics Corp.*	2,000	6,365
Shinko Electric Industries Co., Ltd.	300	5,334
Tokyo Electron, Ltd.	669	42,650
		109,462
Software (0.4%)
Konami Corp.	99	2,017
Nintendo Co., Ltd.	500	127,833
Sorun Corp.	2,166	11,204
SRA Holdings	700	6,332
		147,386
Specialty Retail (0.2%)
AOKI Holdings, Inc.	200	2,252
Arc Land Sakamoto Co., Ltd.	1,000	12,820
BIC CAMERA, Inc.	11	3,986
DCM Japan Holdings Co., Ltd.	200	1,367
Fast Retailing Co., Ltd.	106	13,423
Geo Corp.	10	9,758
Hikari Tsushin, Inc.	200	4,371
Kohnan Shoji Co., Ltd.	300	3,390
Kojima Co., Ltd.	400	2,063
Pal Co., Ltd.	100	2,060
Point, Inc.	2	132
Right On Co., Ltd.	521	5,112
Yamada Denki Co., Ltd.	153	10,349
Yellow Hat, Ltd.	300	2,997
		74,080
Textiles, Apparel & Luxury Goods (0.0%)
Tasaki Shinju Co., Ltd.*	2,000	2,253

Tobacco (0.2%)
Japan Tobacco, Inc.	29	99,403

Trading Companies & Distributors (1.0%)
Hanwa Co., Ltd.	2,000	7,218
Inaba Denki Sangyo Co., Ltd	600	14,383

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Japan
Trading Companies & Distributors
ITOCHU Corp.	5,911	$39,076
JFE Shoji Holdings, Inc.	3,000	10,945
Kamei Corp.	1,000	5,771
Kanamoto Co., Ltd.	1,000	4,645
Kyokuto Boeki Kaisha, Ltd.	3,000	4,414
Marubeni Corp.	8,929	44,961
Maruka Machinery Co., Ltd.	200	1,636
Mitsubishi Corp.	4,384	88,399
Mitsui & Co., Ltd.	7,086	92,423
Sojitz Corp.	9,900	18,818
Sumitomo Corp.	5,879	60,472
Yuasa Trading Co., Ltd.	2,000	2,206
		395,367
Transportation Infrastructure (0.0%)
Kamigumi Co., Ltd.	1,000	8,175

Wireless Telecommunication Services (0.5%)
KDDI Corp.	8	45,124
NTT DoCoMo, Inc.	62	99,006
Softbank Corp.	2,417	53,113
		197,243
TOTAL JAPAN		9,205,652

Luxembourg (0.6%)
Energy Equipment & Services (0.2%)
Acergy SA	1,432	18,007
Tenaris SA	1,260	22,508
Tenaris SA	1,950	34,697
		75,212
Media (0.1%)
SES	2,730	61,819

Metals & Mining (0.3%)
ArcelorMittal	3,137	116,838
TOTAL LUXEMBOURG		253,869

Netherlands (3.6%)
Aerospace & Defense (0.2%)
European Aeronautic Defence & Space Co. NV	2,947	66,354

Air Freight & Logistics (0.2%)
TNT NV	2,154	57,814

Chemicals (0.4%)
Akzo Nobel NV	1,881	116,776
Koninklijke DSM NV	1,230	51,445
		168,221
Computers & Peripherals (0.0%)
Gemalto NV*	220	10,278

Construction Materials (0.0%)
James Hardie Industries NV*	678	4,696

Diversified Financial Services (0.2%)
ING Groep NV*	3,499	62,764
SNS Reaal*	1,480	11,991
		74,755
Diversified Telecommunication Services (0.3%)
Koninklijke KPN NV	6,313	104,752

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Netherlands
Energy Equipment & Services (0.3%)
Fugro NV	1,730	$100,094
SBM Offshore NV	644	13,717
		113,811
Food & Staples Retailing (0.3%)
Koninklijke Ahold NV	10,635	128,221

Food Products (1.0%)
CSM	322	8,139
Unilever NV	13,273	383,628
		391,767
Household Durables (0.0%)
TomTom NV*	794	13,678

Industrial Conglomerates (0.3%)
Koninklijke Philips Electronics NV	4,836	117,836

Life Sciences Tools & Services (0.0%)
QIAGEN NV*§	11	233

Media (0.2%)
Reed Elsevier NV	5,721	64,896

Real Estate Investment Trusts (0.0%)
Eurocommercial Properties NV	214	8,475

Semiconductors & Semiconductor Equipment (0.1%)
ASML Holding NV	1,750	51,587

Software (0.1%)
Exact Holding NV	984	25,814
TOTAL NETHERLANDS		1,403,188

Norway (0.7%)
Commercial Banks (0.1%)
DnB NOR ASA*	1,523	17,653

Diversified Telecommunication Services (0.1%)
Telenor ASA*	4,407	50,905

Electrical Equipment (0.0%)
Renewable Energy Corp. AS*	4	35

Energy Equipment & Services (0.0%)
Aker Solutions ASA	292	3,282
TGS Nopec Geophysical Co. ASA*	23	344
		3,626
Oil, Gas & Consumable Fuels (0.5%)
StatoilHydro ASA	8,524	191,577

Paper & Forest Products (0.0%)
Norske Skogindustrier ASA*	1,258	2,477
TOTAL NORWAY		266,273

Portugal (0.4%)
Commercial Banks (0.1%)
Banco BPI SA	113	399
Banco Comercial Portugues SA R Shares	4,428	6,552
Banco Espirito Santo SA	2,756	19,549
		26,500
Diversified Telecommunication Services (0.2%)
Portugal Telecom SGPS SA	6,920	73,440

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Portugal
Electric Utilities (0.1%)
EDP - Energias de Portugal SA	8,082	$37,006

Food & Staples Retailing (0.0%)
Jeronimo Martins SGPS SA	793	6,937

Multi-Utilities (0.0%)
REN - Redes Energeticas Nacionais SA	168	737

Oil, Gas & Consumable Fuels (0.0%)
Galp Energia SGPS SA B Shares	2	35
TOTAL PORTUGAL		144,655

Singapore (0.8%)
Diversified Financial Services (0.8%)
iShares MSCI Singapore Index Fund	28,800	309,600
TOTAL SINGAPORE		309,600

Spain (5.5%)
Airlines (0.0%)
Iberia Lineas Aereas de Espana*	1,271	3,963

Commercial Banks (2.5%)
Banco Bilbao Vizcaya Argentaria SA	22,197	394,981
Banco de Sabadell SA	2,741	20,275
Banco Pastor SA	1,168	9,574
Banco Popular Espanol SA	3,385	34,013
Banco Santander SA	33,252	536,560
		995,403
Construction & Engineering (0.2%)
ACS Actividades de Construccion y Servicios SA	1,094	57,110
Fomento de Construcciones y Contratas SA	180	8,436
Grupo Ferrovial SA	44	2,109
Sacyr Vallehermoso SA	886	16,792
		84,447
Diversified Financial Services (0.1%)
Corp. Financiera Alba	353	20,141
Criteria Caixacorp SA	3,773	19,408
		39,549
Diversified Telecommunication Services (1.6%)
Telefonica SA	22,208	613,735

Electric Utilities (0.4%)
Acciona SA	121	16,508
Endesa SA	2,501	82,741
Iberdrola SA	4,489	44,112
		143,361
Food Products (0.0%)
Viscofan SA	92	2,241

Gas Utilities (0.1%)
Gas Natural SDG SA	1,187	26,295

Independent Power Producers & Energy Traders (0.0%)
Iberdrola Renovables SA	2,329	11,477

Insurance (0.0%)
Mapfre SA	3,690	16,532

Media (0.2%)
Gestevision Telecinco SA	5,307	67,062

Oil, Gas & Consumable Fuels (0.4%)
Repsol YPF SA	5,068	137,803

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Spain
Real Estate Management & Development (0.0%)
Inmobiliaria Colonial SA*	13,571	$3,592

Specialty Retail (0.0%)
Inditex SA	331	19,012
TOTAL SPAIN		2,164,472

Sweden (2.5%)
Building Products (0.2%)
Assa Abloy AB Class B	4,689	75,997

Capital Markets (0.2%)
Ratos AB B Shares	3,669	87,919

Commercial Banks (0.4%)
Nordea Bank AB	5,854	58,995
Svenska Handelsbanken AB A Shares	3,686	94,069
Swedbank AB A Shares*	1,395	13,340
		166,404
Commercial Services & Supplies (0.0%)
Securitas AB B Shares	13	125

Communications Equipment (0.1%)
Telefonaktiebolaget LM Ericsson B Shares	4,227	42,418

Diversified Financial Services (0.1%)
Industrivarden AB A Shares	3,864	45,887

Diversified Telecommunication Services (0.2%)
Tele2 AB B Shares	2,963	39,303
TeliaSonera AB	2,158	14,154
		53,457
Health Care Equipment & Supplies (0.1%)
Elekta AB B Shares	1,384	26,776

Household Durables (0.3%)
Electrolux AB Series B*	4,226	96,439
JM AB*	990	12,265
Nobia AB*	3,301	18,102
		126,806
Machinery (0.2%)
Alfa Laval AB	771	9,032
Cardo AB	182	4,445
Hexagon AB B Shares	1,538	18,370
Scania AB B Shares	768	9,511
SKF AB B Shares	2,801	43,920
		85,278
Media (0.1%)
Modern Times Group AB B Shares	862	37,221

Metals & Mining (0.1%)
Boliden AB	710	7,637
SSAB AB A Shares	1,987	30,804
		38,441
Oil, Gas & Consumable Fuels (0.0%)
Lundin Petroleum AB*	18	146

Paper & Forest Products (0.3%)
Holmen AB B Shares	373	10,267
Svenska Cellulosa AB B Shares	6,313	85,496
		95,763

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Sweden
Specialty Retail (0.2%)
Hennes & Mauritz AB B Shares	1,520	$85,174
TOTAL SWEDEN		967,812

Switzerland (9.1%)
Biotechnology (0.0%)
Actelion, Ltd.*	138	8,568

Building Products (0.2%)
Geberit AG	483	74,253

Capital Markets (0.5%)
Compagnie Financiere Tradition SA BR	6	766
Julius Baer Holding AG	1,348	67,521
UBS AG*	6,439	117,716
		186,003
Chemicals (0.1%)
Syngenta AG	169	38,787

Commercial Banks (0.0%)
Banque Cantonale Vaudoise	18	7,412

Construction Materials (0.4%)
Holcim, Ltd.*	2,123	145,787

Diversified Financial Services (0.0%)
Pargesa Holding SA BR	5	432

Diversified Telecommunication Services (0.2%)
Swisscom AG	250	89,418

Energy Equipment & Services (0.2%)
ABB, Ltd.*	3,806	75,926
ABB, Ltd.*	913	18,335
		94,261
Food Products (2.3%)
Nestle SA	21,199	903,822

Health Care Equipment & Supplies (0.2%)
Nobel Biocare Holding AG	767	25,364
Sonova Holding AG	354	35,772
Synthes, Inc.	1	121
		61,257
Insurance (1.0%)
Baloise Holding AG	1,390	132,988
Swiss Life Holding AG*	205	24,322
Swiss Reinsurance Co., Ltd.	966	43,744
Zurich Financial Services AG	819	194,558
		395,612
Machinery (0.3%)
Schindler Holding AG	1,611	110,638
Sulzer AG	147	12,693
		123,331
Marine (0.0%)
Kuehne + Nagel International AG	138	12,004

Pharmaceuticals (2.6%)
Novartis AG	9,148	458,913
Roche Holding AG	3,485	562,752
		1,021,665
Professional Services (0.2%)
SGS SA	44	59,229

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Switzerland
Textiles, Apparel & Luxury Goods (0.9%)
Compagnie Financiere Richemont SA Class A	8,596	$243,028
The Swatch Group AG BR	496	116,977
		360,005
TOTAL SWITZERLAND		3,581,846

United Kingdom (21.3%)
Aerospace & Defense (0.4%)
BAE Systems PLC	17,253	96,591
Cobham PLC	3,432	12,049
Meggitt PLC	235	877
Rolls-Royce Group PLC*	5,000	37,757
		147,274
Airlines (0.0%)
British Airways PLC*	270	956

Auto Components (0.0%)
GKN PLC*	2,842	5,181

Beverages (0.2%)
SABMiller PLC	3,800	91,888

Biotechnology (0.0%)
Antisoma PLC*	6,298	3,542

Capital Markets (0.4%)
3i Group PLC	4,328	20,014
Aberdeen Asset Management PLC	445	1,071
BlueBay Asset Management PLC	578	2,733
Close Brothers Group PLC	3,927	50,070
Evolution Group PLC	107	234
F&C Asset Management PLC	609	758
ICAP PLC	2,166	14,692
Investec PLC	1,819	13,364
Man Group PLC	8,064	42,858
Schroders PLC	330	5,780
Tullett Prebon PLC	231	1,446
		153,020
Chemicals (0.0%)
Croda International	108	1,137
Johnson Matthey PLC	546	12,177
Victrex PLC	89	1,089
Yule Catto & Co. PLC	1,456	3,202
		17,605
Commercial Banks (3.6%)
Barclays PLC*	47,611	282,370
HSBC Holdings PLC	65,510	750,685
Lloyds Banking Group PLC*	63,213	105,065
Royal Bank of Scotland Group PLC*	61,021	51,714
Standard Chartered PLC	8,315	205,546
		1,395,380
Commercial Services & Supplies (0.1%)
Babcock International Group PLC	4,115	37,487
Regus PLC	5,782	9,286
		46,773
Communications Equipment (0.0%)
Spirent Communications PLC	2,282	3,191

Construction & Engineering (0.3%)
Balfour Beatty PLC	2,712	14,014

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
United Kingdom
Construction & Engineering
Carillion PLC	1,055	$4,657
Costain Group PLC	13,264	6,096
Galliford Try PLC	912	854
Keller Group PLC	1,909	22,244
Kier Group PLC	917	17,439
Morgan Sindall PLC	3,511	37,393
Severfield-Rowen PLC	2,419	6,910
WSP Group PLC	1,200	6,914
		116,521
Construction Materials (0.0%)
Marshalls PLC	258	516

Containers & Packaging (0.0%)
DS Smith PLC	2,443	4,189
Rexam PLC	227	951
RPC Group PLC	1,492	5,871
		11,011
Diversified Telecommunication Services (0.2%)
BT Group PLC	28,804	60,075
Cable & Wireless PLC	4,419	10,168
Kcom Group PLC	10,590	6,267
		76,510
Electronic Equipment, Instruments & Components (0.1%)
Electrocomponents PLC	1,571	3,872
Rotork PLC	793	14,361
		18,233
Food & Staples Retailing (0.6%)
J Sainsbury PLC	4,675	24,350
Majestic Wine PLC	312	1,098
Tesco PLC	27,601	176,824
WM Morrison Supermarkets PLC	7,537	33,529
		235,801
Food Products (0.4%)
Cranswick PLC	1,646	17,807
Dairy Crest Group PLC	624	3,834
Greggs PLC	1,447	9,274
Northern Foods PLC	3,319	3,754
Robert Wiseman Dairies PLC	843	5,702
Unilever PLC	3,739	106,918
		147,289
Hotels, Restaurants & Leisure (0.6%)
Carnival PLC	3,958	135,916
Compass Group PLC	6,747	41,359
Enterprise Inns PLC	558	1,115
Greene King PLC	453	3,061
Holidaybreak PLC Class A	135	647
Intercontinental Hotels Group PLC	768	9,974
J.D. Wetherspoon PLC	741	5,681
Ladbrokes PLC	1,917	5,756
Marston’s PLC	2,709	4,229
Restaurant Group PLC	1,616	4,998
Thomas Cook Group PLC	2,904	10,815
TUI Travel PLC	357	1,456
William Hill PLC	312	881
		225,888

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
United Kingdom
Household Durables (0.0%)
Aga Rangemaster Group PLC	907	$2,086
Barratt Developments PLC*	839	3,306
Taylor Wimpey PLC*	5,209	3,517
		8,909
Household Products (0.0%)
McBride PLC	635	1,947
Reckitt Benckiser Group PLC	308	15,090
		17,037
Independent Power Producers & Energy Traders (0.1%)
Drax Group PLC	2,627	19,848
International Power PLC	6,228	28,834
		48,682
Industrial Conglomerates (0.0%)
Tomkins PLC	2,844	8,560

Insurance (0.8%)
Admiral Group PLC	1,939	35,936
Amlin PLC	1,319	8,104
Aviva PLC	9,497	68,324
Beazley PLC	2,898	5,485
Chesnara PLC	1,576	4,260
Friends Provident Group PLC	6,099	8,133
Legal & General Group PLC	24,761	34,948
Novae Group PLC	661	3,595
Old Mutual PLC	25,115	40,281
Prudential PLC	5,548	53,511
RSA Insurance Group PLC	17,373	37,260
Standard Life PLC	9,073	31,868
		331,705
Internet & Catalog Retail (0.0%)
Findel PLC	3,553	2,250
Home Retail Group PLC	2,764	12,048
N Brown Group PLC	215	847
		15,145
IT Services (0.0%)
Anite PLC	3,945	2,242
Computacenter PLC	1,461	7,492
		9,734
Machinery (0.1%)
IMI PLC	66	473
Invensys PLC	5,461	25,514
		25,987
Marine (0.0%)
Clarkson PLC	1,158	15,844

Media (0.2%)
British Sky Broadcasting Group PLC	3,544	32,489
Daily Mail & General Trust PLC Class A	824	6,082
Euromoney Institutional Investor PLC	364	2,180
ITV PLC	4,046	2,863
Reed Elsevier PLC	6,154	46,285
WPP PLC	274	2,358
Yell Group PLC*	117	111
		92,368
Metals & Mining (2.3%)
Anglo American PLC*	4,209	134,412

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
United Kingdom
Metals & Mining
BHP Billiton PLC	10,767	$295,090
Delta PLC	2,778	7,990
Eurasian Natural Resources Corp.	2,036	28,639
Ferrexpo PLC	320	753
Lonmin PLC*	963	25,806
Rio Tinto PLC	6,746	286,968
Xstrata PLC*	7,457	110,055
		889,713
Multi-Utilities (1.1%)
Centrica PLC	16,390	66,063
National Grid PLC	36,834	356,738
United Utilities Group PLC	2,862	20,942
		443,743
Multiline Retail (0.4%)
Debenhams PLC	794	968
Marks & Spencer Group PLC	6,982	40,515
Next PLC	3,451	99,107
		140,590
Oil, Gas & Consumable Fuels (4.5%)
Anglo Pacific Group PLC	378	1,246
BG Group PLC	1,913	33,367
BP PLC	98,145	870,089
Hunting PLC	1,115	9,641
JKX Oil & Gas PLC	799	3,562
Melrose Resources PLC	683	3,716
Royal Dutch Shell PLC A Shares	15,467	439,085
Royal Dutch Shell PLC B Shares	14,621	406,461
		1,767,167
Paper & Forest Products (0.0%)
Mondi PLC	798	3,957

Pharmaceuticals (2.3%)
AstraZeneca PLC	8,015	359,716
GlaxoSmithKline PLC	22,695	447,811
Shire PLC	6,490	112,750
		920,277
Professional Services (0.2%)
Experian PLC	6,682	56,467
Hays PLC	336	560
Hogg Robinson Group PLC	2,158	1,235
ITE Group PLC	886	1,738
Robert Walters PLC	265	877
Sthree PLC	2,078	8,617
		69,494
Real Estate Investment Trusts (0.1%)
Hammerson PLC	1,652	10,433
Segro PLC	1,378	8,123
Workspace Group PLC	11,574	4,077
		22,633
Real Estate Management & Development (0.1%)
CLS Holdings PLC*	2,182	18,530
Quintain Estates & Development PLC*	954	3,227
		21,757
Road & Rail (0.1%)
Firstgroup PLC	1,380	9,150

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
United Kingdom
Road & Rail
Go-Ahead Group PLC	713	$16,200
Stagecoach Group PLC	1,118	2,918
		28,268
Software (0.2%)
Autonomy Corp. PLC*	657	17,168
Fidessa Group PLC	1,012	18,944
The Sage Group PLC	5,601	20,964
		57,076
Specialty Retail (0.2%)
Carphone Warehouse Group PLC	1,612	4,952
Dunelm Group PLC	1,306	6,502
Galiform PLC*	2,261	2,873
Halfords Group PLC	1,625	9,161
Kingfisher PLC	14,281	48,742
Sports Direct International PLC	1,953	3,212
Topps Tiles PLC*	1,558	2,372
WH Smith PLC	992	7,171
		84,985
Thrifts & Mortgage Finance (0.0%)
Paragon Group of Cos. PLC	1,862	4,494

Tobacco (0.5%)
British American Tobacco PLC	5,624	176,800

Trading Companies & Distributors (0.1%)
Ashtead Group PLC	2,084	2,875
BSS Group PLC	123	571
Lavendon Group PLC	488	1,423
Speedy Hire PLC	879	610
Travis Perkins PLC	705	9,417
Wolseley PLC*	769	18,609
		33,505
Water Utilities (0.0%)
Northumbrian Water Group PLC	2,479	9,794
Pennon Group PLC	512	3,899
		13,693
Wireless Telecommunication Services (1.1%)
Vodafone Group PLC	189,288	425,543
TOTAL UNITED KINGDOM		8,374,245

TOTAL COMMON STOCKS (Cost $36,281,695)		42,227,401

PREFERRED STOCKS (0.2%)
Germany (0.2%)
Automobiles (0.1%)
Porsche Automobil Holding SE	504	39,519

Chemicals (0.1%)
Fuchs Petrolub AG	228	16,615

Media (0.0%)
ProSiebenSat.1 Media AG	438	4,698

Textiles, Apparel & Luxury Goods (0.0%)
Hugo Boss AG	344	13,322
TOTAL GERMANY		74,154

TOTAL PREFERRED STOCKS (Cost $52,865)		74,154

TOTAL LONG STOCK POSITIONS (Cost $36,334,560)		42,301,555

	Number of Shares	Value
RIGHTS (0.0%)
France (0.0%)
Commercial Banks (0.0%)
BNP Paribas Ltd., expires 10/13/09*	4,097	$8,863
TOTAL FRANCE		8,863

Germany (0.0%)
Construction Materials (0.0%)
HeidelbergCement AG, expires 10/07/09*	230	1,227
TOTAL GERMANY		1,227

Sweden (0.0%)
Commercial Banks (0.0%)
Swedbank AB, expires 10/06/09*	1,395	2,743
TOTAL SWEDEN		2,743

TOTAL RIGHTS (Cost $2,401)		12,833

WARRANTS (0.0%)
Italy (0.0%)
Capital Markets (0.0%)
Mediobanca SpA, strike price 9.00 EUR, expires 03/18/11*	2,145	0

Commercial Banks (0.0%)
Unione di Banche Italiane SCPA, strike price 12.30 EUR, expires 06/30/11*	10	1
TOTAL ITALY		1

TOTAL WARRANTS (Cost $0)		1

	Par (000)
SHORT-TERM INVESTMENTS (2.3%)
State Street Bank and Trust Co. Euro Time Deposit, 0.010%, 10/01/09 (Cost $903,000)	$903	903,000

TOTAL INVESTMENTS AT VALUE (109.9%) (Cost $37,239,961)		43,217,389

TOTAL SECURITIES SOLD SHORT (-9.8%) (Proceeds $-3,499,157)		(3,845,795)

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.1%)		(38,262)

NET ASSETS (100.0%)		$39,333,332

	Number of Shares
SHORT STOCK POSITIONS (-9.8%)
COMMON STOCKS (-9.6%)
Austria (-0.2%)
Diversified Telecommunication Services (-0.1%)
Telekom Austria AG	(1,323)	(23,892)

Insurance (-0.1%)
Vienna Insurance Group	(993)	(56,862)
TOTAL AUSTRIA		(80,754)

Belgium (-0.1%)
Chemicals (-0.1%)
Umicore	(1,240)	(37,219)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Belgium
Food & Staples Retailing (-0.0%)
Delhaize Group	(81)	$(5,625)
TOTAL BELGIUM		(42,844)

Denmark (-0.3%)
Chemicals (-0.2%)
Novozymes AS B Shares	(567)	(53,529)

Health Care Equipment & Supplies (-0.0%)
Coloplast AS Class B	(119)	(9,981)

Insurance (-0.1%)
Topdanmark AS*	(228)	(34,539)
TOTAL DENMARK		(98,049)

Finland (-0.3%)
Auto Components (-0.1%)
Nokian Renkaat Oyj	(1,228)	(28,651)

Metals & Mining (-0.1%)
Outokumpu Oyj	(1,070)	(20,184)
Rautaruukki Oyj	(575)	(13,821)
		(34,005)
Oil, Gas & Consumable Fuels (-0.1%)
Neste Oil Oyj	(2,314)	(42,776)

Paper & Forest Products (-0.0%)
UPM-Kymmene Oyj	(502)	(6,031)
TOTAL FINLAND		(111,463)

France (-1.7%)
Building Products (-0.2%)
Cie de Saint-Gobain	(1,416)	(73,909)

Construction Materials (-0.0%)
Lafarge SA	(167)	(14,958)

Electric Utilities (-0.5%)
EDF SA	(3,300)	(196,210)

Energy Equipment & Services (-0.1%)
Cie Generale de Geophysique-Veritas*	(1,917)	(44,887)

Food Products (-0.0%)
Danone	(6)	(362)

Hotels, Restaurants & Leisure (-0.1%)
Accor SA	(697)	(38,859)

IT Services (-0.1%)
Cap Gemini SA	(707)	(37,115)

Media (-0.2%)
Eutelsat Communications	(2,190)	(66,684)

Office Electronics (-0.1%)
Neopost SA	(396)	(35,561)

Real Estate Investment Trusts (-0.4%)
Klepierre	(1,517)	(60,260)
Unibail-Rodamco SE	(520)	(108,170)
		(168,430)
TOTAL FRANCE		(676,975)

Germany (-1.0%)
Air Freight & Logistics (-0.0%)
Deutsche Post AG	(260)	(4,838)

Airlines (-0.0%)
Deutsche Lufthansa AG	(719)	(12,678)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Germany
Chemicals (-0.1%)
Linde AG	(239)	$(25,853)

Commercial Banks (-0.2%)
Deutsche Postbank AG*	(1,769)	(62,362)

Health Care Equipment & Supplies (-0.1%)
Fresenius SE	(1,245)	(61,028)

Health Care Providers & Services (-0.2%)
Fresenius Medical Care AG & Co. KGaA	(1,557)	(77,356)

Household Products (-0.3%)
Henkel AG & Co. KGaA	(3,299)	(119,528)

Internet Software & Services (-0.1%)
United Internet AG*	(1,357)	(20,414)

Transportation Infrastructure (-0.0%)
Fraport AG Frankfurt Airport Services Worldwide	(321)	(16,994)
TOTAL GERMANY		(401,051)

India (-0.1%)
Oil, Gas & Consumable Fuels (-0.1%)
Cairn Energy PLC*	(752)	(33,636)
TOTAL INDIA		(33,636)

Italy (-0.4%)
Aerospace & Defense (-0.1%)
Finmeccanica SpA	(2,799)	(49,524)

Commercial Banks (-0.2%)
Unione di Banche Italiane SCPA	(3,300)	(50,707)

Hotels, Restaurants & Leisure (-0.1%)
Lottomatica SpA	(1,601)	(35,869)

Insurance (-0.0%)
Unipol Gruppo Finanziario SpA*	(1,788)	(2,717)
TOTAL ITALY		(138,817)

Japan (-2.1%)
Auto Components (-0.0%)
Toyoda Gosei Co., Ltd.	(300)	(8,771)

Automobiles (-0.1%)
Yamaha Motor Co., Ltd.	(2,035)	(25,095)

Beverages (-0.1%)
Coca-Cola West Co., Ltd.	(1,600)	(31,319)

Building Products (-0.1%)
TOTO, Ltd.	(3,000)	(18,767)

Capital Markets (-0.0%)
Jafco Co., Ltd.	(600)	(18,300)

Chemicals (-0.0%)
JSR Corp.	(300)	(6,144)

Commercial Banks (-0.1%)
Aozora Bank, Ltd.*	(1,000)	(1,450)
Mizuho Trust & Banking Co., Ltd.*	(3,000)	(3,171)
Suruga Bank, Ltd.	(2,000)	(18,922)
The Chugoku Bank, Ltd.	(1,000)	(12,680)
The Joyo Bank, Ltd.	(2,000)	(9,830)
The Shizuoka Bank, Ltd	(1,000)	(10,550)
		(56,603)
Construction & Engineering (-0.0%)
Kinden Corp.	(1,079)	(9,019)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Japan
Construction & Engineering
Shimizu Corp.	(2,000)	$(7,889)
		(16,908)
Containers & Packaging (-0.0%)
Toyo Seikan Kaisha, Ltd.	(5)	(96)

Diversified Financial Services (-0.0%)
Mitsubishi UFJ Lease & Finance Co., Ltd.	(485)	(14,579)

Electric Utilities (-0.2%)
Hokkaido Electric Power Co., Inc.	(1,400)	(29,165)
Shikoku Electric Power Co., Inc.	(700)	(21,401)
The Chugoku Electric Power Co., Inc	(600)	(13,218)
		(63,784)
Electrical Equipment (-0.0%)
Panasonic Electric Works Co., Ltd.	(2)	(24)

Electronic Equipment, Instruments & Components (-0.1%)
Hitachi High-Technologies Corp.	(1,200)	(25,094)
Omron Corp.	(100)	(1,884)
		(26,978)
Food & Staples Retailing (-0.1%)
Lawson, Inc.	(400)	(18,617)

Food Products (-0.1%)
Kikkoman Corp.	(1,000)	(12,463)
Nissin Foods Holdings Co., Ltd.	(96)	(3,691)
Yakult Honsha Co., Ltd.	(700)	(18,725)
		(34,879)
Health Care Providers & Services (-0.1%)
Mediceo Paltac Holdings Co., Ltd.	(693)	(9,761)
Suzuken Co., Ltd.	(297)	(10,268)
		(20,029)
Household Durables (-0.1%)
Rinnai Corp.	(500)	(23,617)

Insurance (-0.0%)
T&D Holdings, Inc.	(15)	(405)

IT Services (-0.1%)
Otsuka Corp.	(500)	(29,932)

Leisure Equipment & Products (-0.1%)
Shimano, Inc.	(502)	(21,646)
Yamaha Corp.	(1,700)	(20,104)
		(41,750)
Machinery (-0.1%)
Hino Motors, Ltd.*	(2,000)	(7,594)
Kurita Water Industries, Ltd.	(200)	(7,178)
NSK, Ltd.	(2,114)	(13,098)
THK Co., Ltd.	(963)	(18,867)
		(46,737)
Marine (-0.0%)
Kawasaki Kisen Kaisha, Ltd.*	(3,000)	(11,107)

Media (-0.0%)
Hakuhodo DY Holdings, Inc.	(29)	(1,581)
Toho Co., Ltd.	(600)	(10,152)
		(11,733)
Metals & Mining (-0.0%)
Mitsubishi Materials Corp.*	(403)	(1,111)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Japan
Metals & Mining
Mitsui Mining & Smelting Co., Ltd.*	(2,000)	$(5,119)
Nisshin Steel Co., Ltd.	(3,000)	(5,333)
		(11,563)
Multiline Retail (-0.0%)
Marui Group Co., Ltd.	(1,200)	(8,575)

Oil, Gas & Consumable Fuels (-0.2%)
Japan Petroleum Exploration Co.	(500)	(25,497)
Showa Shell Sekiyu KK	(3,200)	(34,985)
TonenGeneral Sekiyu KK	(3,097)	(30,296)
		(90,778)
Paper & Forest Products (-0.0%)
OJI Paper Co., Ltd.	(966)	(4,360)

Pharmaceuticals (-0.1%)
Shionogi & Co., Ltd.	(1,000)	(23,716)
Tsumura & Co.	(100)	(3,615)
		(27,331)
Real Estate Management & Development (-0.1%)
Aeon Mall Co., Ltd.	(704)	(14,627)
NTT Urban Development Corp.	(22)	(20,204)
		(34,831)
Road & Rail (-0.1%)
Keihin Electric Express Railway Co., Ltd.	(983)	(8,350)
Kintetsu Corp.	(1,945)	(7,546)
Odakyu Electric Railway Co., Ltd.	(1,000)	(9,051)
		(24,947)
Semiconductors & Semiconductor Equipment (-0.0%)
Sumco Corp.	(300)	(6,810)

Software (-0.0%)
Square Enix Co., Ltd.	(400)	(10,819)

Specialty Retail (-0.1%)
ABC-Mart, Inc.	(700)	(21,825)
Nitori Co., Ltd.	(199)	(16,975)
USS Co., Ltd.	(16)	(954)
		(39,754)
Trading Companies & Distributors (-0.1%)
Toyota Tsusho Corp.	(1,800)	(27,125)

Transportation Infrastructure (-0.0%)
Mitsubishi Logistics Corp.	(1,000)	(12,094)
TOTAL JAPAN		(825,161)

Netherlands (-0.9%)
Beverages (-0.0%)
Heineken NV	(196)	(9,077)

Construction & Engineering (-0.1%)
Koninklijke Boskalis Westminster NV	(1,252)	(42,871)

Media (-0.2%)
Wolters Kluwer NV	(3,280)	(70,189)

Professional Services (-0.1%)
Randstad Holding NV*	(1,233)	(53,354)

Real Estate Investment Trusts (-0.4%)
Corio NV	(2,310)	(159,483)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Netherlands
Semiconductors & Semiconductor Equipment (-0.1%)
STMicroelectronics NV	(2,632)	$(24,861)
TOTAL NETHERLANDS		(359,835)

Norway (-0.2%)
Chemicals (-0.0%)
Yara International ASA	(462)	(14,539)

Industrial Conglomerates (-0.1%)
Orkla ASA	(3,110)	(29,212)

Metals & Mining (-0.1%)
Norsk Hydro ASA*	(2,799)	(18,626)
TOTAL NORWAY		(62,377)

Spain (-0.1%)
Biotechnology (-0.1%)
Grifols SA	(2,799)	(53,380)
TOTAL SPAIN		(53,380)

Sweden (-0.3%)
Construction & Engineering (-0.0%)
Skanska AB B Shares	(234)	(3,427)

Diversified Financial Services (-0.1%)
Investor AB B Shares	(2,800)	(51,104)

Health Care Equipment & Supplies (-0.1%)
Getinge AB B Shares	(895)	(14,996)

Machinery (-0.1%)
Atlas Copco AB A Shares	(57)	(733)
Sandvik AB	(3,300)	(36,317)
		(37,050)
Tobacco (-0.0%)
Swedish Match AB	(344)	(6,908)
TOTAL SWEDEN		(113,485)

Switzerland (-0.7%)
Chemicals (-0.2%)
Givaudan SA	(138)	(103,411)

Computers & Peripherals (-0.1%)
Logitech International SA*	(2,317)	(42,268)

Electric Utilities (-0.2%)
BKW FMB Energie AG	(798)	(69,251)

Machinery (-0.2%)
Schindler Holding AG	(996)	(70,236)

Textiles, Apparel & Luxury Goods (-0.0%)
The Swatch Group AG	(42)	(1,911)
TOTAL SWITZERLAND		(287,077)

United Kingdom (-1.2%)
Beverages (-0.1%)
Diageo PLC	(3,300)	(50,809)

Commercial Services & Supplies (-0.0%)
G4S PLC	(1,251)	(4,427)

Electric Utilities (-0.2%)
Scottish & Southern Energy PLC	(3,299)	(62,056)

Energy Equipment & Services (-0.0%)
AMEC PLC	(458)	(5,552)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
United Kingdom
Food Products (-0.0%)
Associated British Foods PLC	(182)	$(2,471)

Health Care Equipment & Supplies (-0.1%)
Smith & Nephew PLC	(2,297)	(20,644)

Hotels, Restaurants & Leisure (-0.1%)
Whitbread PLC	(2,328)	(45,408)

Household Durables (-0.1%)
Berkeley Group Holdings PLC*	(2,555)	(36,284)

Industrial Conglomerates (-0.1%)
Smiths Group PLC	(3,300)	(47,038)

Metals & Mining (-0.0%)
Kazakhmys PLC	(225)	(3,859)

Oil, Gas & Consumable Fuels (-0.1%)
Tullow Oil PLC	(2,799)	(50,680)

Professional Services (-0.1%)
The Capita Group PLC	(3,299)	(38,190)

Textiles, Apparel & Luxury Goods (-0.0%)
Burberry Group PLC	(1,833)	(14,795)

Tobacco (-0.2%)
Imperial Tobacco Group PLC	(2,315)	(67,116)

Trading Companies & Distributors (-0.1%)
Bunzl PLC	(2,437)	(24,793)

Water Utilities (-0.0%)
Severn Trent PLC	(496)	(7,715)
TOTAL UNITED KINGDOM		(481,837)
TOTAL COMMON STOCKS (Proceeds $-3,426,820)		(3,766,741)

PREFERRED STOCKS (-0.2%)
Germany (-0.2%)
Health Care Equipment & Supplies (-0.1%)
Fresenius SE	(658)	(38,382)

Household Products (-0.1%)
Henkel AG & Co. KGaA	(947)	(40,672)
TOTAL GERMANY		(79,054)
TOTAL PREFERRED STOCKS (Proceeds $-72,337)		(79,054)

TOTAL SECURITIES SOLD SHORT (Proceeds $-3,499,157)		$(3,845,795)

*	Non-income producing security.
§	Security or portion thereof is out on loan.

Security Valuation — The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

The Portfolio adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of  September 30, 2009 in valuing the Portfolio’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments In Securities
Equities
Asia	$2,002,182	$—	$—	$2,002,182
Australia	83,620	1,648,213	—	1,731,833
Austria	—	150,506	—	150,506
Belgium	—	381,233	—	381,233
Bermuda	—	10,240	—	10,240
Canada	18,631	—	—	18,631
Cyprus	—	23,281	—	23,281
Denmark	—	462,709	—	462,709
Finland	—	546,625	—	546,625
France	8,863	4,373,006	—	4,381,869
Germany	1,227	3,635,155	—	3,636,382
Greece	—	297,506	—	297,506
Hong Kong	549,408	—	—	549,408
Ireland	—	64,181	—	64,181
Italy	1	1,383,447	—	1,383,448
Japan	467,268	8,738,384	—	9,205,652
Luxembourg	34,697	219,172	—	253,869
Netherlands	—	1,403,188	—	1,403,188
Norway	—	266,273	—	266,273
Portugal	—	144,655	—	144,655
Singapore	309,600	—	—	309,600
Spain	—	2,164,472	—	2,164,472
Sweden	2,743	967,812	—	970,555
Switzerland	388,200	3,193,646	—	3,581,846
United Kingdom	—	8,374,245	—	8,374,245
Short-Term Investments		903,000	—	903,000
Liabilities in Securities Sold Short
Equities
Austria	—	(80,754)	—	(80,754)
Belgium	—	(42,844)	—	(42,844)
Denmark	—	(98,049)	—	(98,049)
Finland	—	(111,463)	—	(111,463)
France	—	(676,975)	—	(676,975)
Germany	—	(480,105)	—	(480,105)
India	—	(33,636)	—	(33,636)
Italy	—	(138,817)	—	(138,817)
Japan	—	(825,161)	—	(825,161)
Netherlands	—	(359,835)	—	(359,835)
Norway	—	(62,377)	—	(62,377)
Spain	—	(53,380)	—	(53,380)
Sweden	—	(113,485)	—	(113,485)
Switzerland	—	(287,077)	—	(287,077)
United Kingdom	—	(481,837)	—	(481,837)
Other Financial Instruments*
	$3,866,440	$35,505,154	$—	$39,371,594

*Other financial instruments include futures, forwards and swap contracts.

Federal Income Tax Cost — At September 30, 2009, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $37,239,961, $6,311,869, $(334,441) and $5,977,428, respectively.

At September 30, 2009, the identified proceeds for federal income tax purposes, as well as the gross unrealized appreciation from securities sold short for those securities having an excess of proceeds over value, gross unrealized depreciation from investments for those securities having an excess of value over proceeds and the net unrealized depreciation from securities sold short were $(3,499,157), $24,865, $(371,503) and $(346,638), respectively.

Other information regarding the Portfolio is available in the most recent Report to Shareholders. This information is also available on the Portfolio’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Trust - International Equity Flex III Portfolio

Schedule of Investments

September 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS (110.0%)
COMMON STOCKS (109.8%)
Asia (2.6%)
Diversified Financial Services (2.6%)
iShares MSCI Pacific ex-Japan Index Fund§	44,103	$1,787,495
TOTAL ASIA		1,787,495

Australia (6.3%)
Air Freight & Logistics (0.1%)
Toll Holdings, Ltd.	3,441	25,818

Airlines (0.0%)
Qantas Airways, Ltd.	5,451	13,698

Beverages (0.2%)
Coca-Cola Amatil, Ltd.	3,052	26,412
Foster’s Group, Ltd.	10,903	53,362
Lion Nathan, Ltd.	1,664	16,782
		96,556
Biotechnology (0.2%)
CSL, Ltd.	3,258	96,048

Capital Markets (0.1%)
Macquarie Group, Ltd.	1,634	84,398
Perpetual, Ltd.	198	6,812
		91,210
Chemicals (0.1%)
Incitec Pivot, Ltd.	7,961	19,805
Nufarm, Ltd.	918	9,142
Orica, Ltd.	1,994	41,219
		70,166
Commercial Banks (1.8%)
Australia & New Zealand Banking Group, Ltd.	12,440	266,580
Bendigo and Adelaide Bank, Ltd.	1,664	13,778
Commonwealth Bank of Australia	8,050	365,828
National Australia Bank, Ltd.	9,971	269,927
Westpac Banking Corp.	15,169	350,207
		1,266,320
Commercial Services & Supplies (0.1%)
Brambles, Ltd.	6,384	45,396

Construction & Engineering (0.0%)
Leighton Holdings, Ltd.	670	21,282

Construction Materials (0.0%)
Boral, Ltd.	2,981	15,977

Containers & Packaging (0.0%)
Amcor, Ltd.	4,329	20,871

Diversified Financial Services (0.1%)
ASX, Ltd.	1,084	33,598
iShares MSCI Australia Index Fund	68	1,537
		35,135
Diversified Telecommunication Services (0.1%)
Telstra Corp., Ltd.	26,361	75,949

Electric Utilities (0.0%)
SP AusNet	7,860	6,119

Energy Equipment & Services (0.1%)
WorleyParsons, Ltd.	931	24,293

Food & Staples Retailing (0.5%)
Metcash, Ltd.	4,477	17,755

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Australia
Food & Staples Retailing
Wesfarmers, Ltd.	5,673	$132,258
Wesfarmers, Ltd.	849	19,826
Woolworths, Ltd.	6,800	175,339
		345,178
Food Products (0.0%)
Goodman Fielder, Ltd.	6,929	10,183

Health Care Equipment & Supplies (0.0%)
Cochlear, Ltd.	306	18,004

Health Care Providers & Services (0.0%)
Sonic Healthcare, Ltd.	1,921	24,027

Hotels, Restaurants & Leisure (0.1%)
Aristocrat Leisure, Ltd.	2,088	9,624
Crown, Ltd.	2,715	21,405
TABCORP Holdings, Ltd.	3,619	22,753
Tatts Group, Ltd.	6,535	14,662
		68,444
Industrial Conglomerates (0.0%)
CSR, Ltd.	6,729	11,140

Insurance (0.4%)
AMP, Ltd.	10,370	59,476
AXA Asia Pacific Holdings, Ltd.	5,669	21,768
Insurance Australia Group, Ltd.	11,754	39,089
QBE Insurance Group, Ltd.	4,871	103,033
Suncorp-Metway, Ltd.	6,763	52,810
		276,176
IT Services (0.0%)
Computershare, Ltd.	2,456	24,116

Media (0.0%)
Fairfax Media, Ltd.	12,604	19,005

Metals & Mining (1.4%)
Alumina, Ltd.*	13,990	22,369
BHP Billiton, Ltd.	18,976	626,087
BlueScope Steel, Ltd.	11,348	29,216
Fortescue Metals Group, Ltd.*	6,473	21,667
Newcrest Mining, Ltd.	2,808	79,057
OneSteel, Ltd.	6,879	18,297
OZ Minerals, Ltd.*	17,567	17,626
Rio Tinto, Ltd.	2,544	132,265
Sims Metal Management, Ltd.	958	19,178
		965,762
Multi-Utilities (0.1%)
AGL Energy, Ltd.	2,755	33,176

Multiline Retail (0.0%)
Harvey Norman Holdings, Ltd.	3,066	11,603

Oil, Gas & Consumable Fuels (0.4%)
Arrow Energy, Ltd.*	2,951	11,102
Caltex Australia, Ltd.*	777	8,281
Energy Resources of Australia, Ltd.	382	8,468
Origin Energy, Ltd.	4,755	68,335
Paladin Energy, Ltd.*	3,124	12,343
Santos, Ltd.	4,390	58,762
Woodside Petroleum, Ltd.	2,595	119,094
		286,385

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Australia
Real Estate Investment Trusts (0.4%)
CFS Retail Property Trust	9,222	$16,289
Dexus Property Group	27,299	20,236
GPT Group	50,017	30,092
Mirvac Group	14,514	21,355
Stockland	11,328	40,563
Westfield Group	10,604	129,482
		258,017
Real Estate Management & Development (0.0%)
Lend Lease Corp., Ltd.	2,061	19,203

Road & Rail (0.0%)
Asciano Group*	16,437	23,913

Textiles, Apparel & Luxury Goods (0.0%)
Billabong International, Ltd.	999	10,556

Transportation Infrastructure (0.1%)
Macquarie Airports	4,119	10,287
Macquarie Infrastructure Group	14,510	18,819
Transurban Group	6,804	24,552
		53,658
TOTAL AUSTRALIA		4,363,384

Austria (0.3%)
Commercial Banks (0.2%)
Erste Group Bank AG	3,721	167,116
Raiffeisen International Bank Holding AG	104	6,819
		173,935
Containers & Packaging (0.0%)
Mayr Melnhof Karton AG	65	6,590

Oil, Gas & Consumable Fuels (0.1%)
OMV AG	1,148	46,462

Real Estate Management & Development (0.0%)
IMMOFINANZ AG*	1,204	5,046
TOTAL AUSTRIA		232,033

Belgium (1.0%)
Beverages (0.2%)
Anheuser-Busch InBev NV	2,124	97,314

Chemicals (0.1%)
Solvay SA	814	84,573

Commercial Banks (0.1%)
KBC Groep NV*	1,433	72,373

Diversified Financial Services (0.1%)
Groupe Bruxelles Lambert SA	1,037	95,989

Diversified Telecommunication Services (0.1%)
Belgacom SA	2,201	85,774

Electrical Equipment (0.1%)
Bekaert SA	343	45,417

Insurance (0.1%)
Fortis*	14,304	67,278

Marine (0.0%)
Compagnie Maritime Belge SA	497	15,326

Metals & Mining (0.0%)
Nyrstar*	1,261	15,304

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Belgium
Pharmaceuticals (0.1%)
UCB SA	1,233	$52,097

Wireless Telecommunication Services (0.1%)
Mobistar SA	1,052	72,824
TOTAL BELGIUM		704,269

Bermuda (0.0%)
Insurance (0.0%)
Catlin Group, Ltd.	2,606	14,663

Metals & Mining (0.0%)
Aquarius Platinum, Ltd.*	192	853
TOTAL BERMUDA		15,516

Canada (0.1%)
Media (0.1%)
Thomson Reuters Corp.	1,172	39,344
TOTAL CANADA		39,344

Cyprus (0.0%)
Commercial Banks (0.0%)
Bank of Cyprus Public Co., Ltd.	2,083	15,875

Energy Equipment & Services (0.0%)
ProSafe SE	2,337	12,021
TOTAL CYPRUS		27,896

Denmark (1.2%)
Beverages (0.2%)
Carlsberg AS Class B	1,637	118,950

Commercial Banks (0.2%)
Danske Bank AS*	5,787	152,751

Construction & Engineering (0.0%)
FLSmidth & Co. AS	8	438

Electrical Equipment (0.1%)
Vestas Wind Systems AS*	510	37,131

Health Care Equipment & Supplies (0.1%)
William Demant Holding*	798	59,465

Insurance (0.0%)
TrygVesta AS	212	16,256

Marine (0.0%)
A P Moller - Maersk AS Class A	2	13,441

Oil, Gas & Consumable Fuels (0.0%)
Torm AS	1,382	13,915

Pharmaceuticals (0.6%)
H Lundbeck AS	5,918	123,135
Novo Nordisk AS Class B	4,795	301,215
		424,350
Software (0.0%)
SimCorp AS	88	18,106
TOTAL DENMARK		854,803

Finland (1.4%)
Building Products (0.0%)
Uponor Oyj	192	3,202

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Finland
Communications Equipment (0.6%)
Nokia Oyj	30,095	$440,909

Containers & Packaging (0.0%)
Huhtamaki Oyj	1,080	13,770

Diversified Financial Services (0.0%)
Pohjola Bank PLC	566	6,473

Diversified Telecommunication Services (0.0%)
Elisa Oyj	1,478	30,339

Electric Utilities (0.1%)
Fortum Oyj	3,011	77,283

Food & Staples Retailing (0.1%)
Kesko Oyj B Shares	1,517	50,861

Insurance (0.3%)
Sampo Oyj A Shares	7,069	178,241

Machinery (0.2%)
Kone Oyj Class B	1,218	44,783
Metso Oyj	1,576	44,380
Wartsila Oyj	910	36,480
		125,643
Paper & Forest Products (0.0%)
Stora Enso Oyj R Shares*	2,995	20,888

Pharmaceuticals (0.1%)
Orion Oyj Class B	2,343	43,213
TOTAL FINLAND		990,822

France (11.4%)
Aerospace & Defense (0.1%)
Thales SA	562	27,913
Zodiac Aerospace	1,320	52,458
		80,371
Auto Components (0.1%)
Compagnie Generale des Etablissements Michelin Class B	806	63,397
Valeo SA*	660	17,394
		80,791
Automobiles (0.2%)
PSA Peugeot Citroen*	2,642	80,852
Renault SA*	1,050	49,274
		130,126
Capital Markets (0.1%)
Boursorama*	2,720	32,212
Union Financiere de France BQE SA	65	2,470
		34,682
Chemicals (0.3%)
Air Liquide SA	1,624	184,841
Rhodia SA*	1,666	25,422
		210,263
Commercial Banks (1.2%)
BNP Paribas	7,489	600,330
Natixis*	6,207	37,568
Societe Generale	2,605	210,472
		848,370

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
France
Commercial Services & Supplies (0.1%)
Societe BIC SA	1,165	$82,876

Communications Equipment (0.1%)
Alcatel-Lucent*	17,916	80,608

Construction & Engineering (1.3%)
Bouygues SA	4,280	218,447
Eiffage SA	50	3,191
Vinci SA	11,692	663,237
		884,875
Diversified Financial Services (0.3%)
Eurazeo	2,724	178,585
Fimalac	290	15,280
		193,865
Diversified Telecommunication Services (0.4%)
France Telecom SA	11,246	299,558

Electrical Equipment (0.3%)
Alstom SA	349	25,529
Legrand SA	22	613
Schneider Electric SA	1,392	141,470
		167,612
Energy Equipment & Services (0.2%)
Bourbon SA	688	31,795
Technip SA	2,013	128,854
		160,649
Food & Staples Retailing (0.1%)
Carrefour SA	222	10,095
Casino Guichard Perrachon SA	874	69,683
		79,778
Food Products (0.0%)
Danone	71	4,290

Health Care Equipment & Supplies (0.1%)
Cie Generale d’Optique Essilor International SA	868	49,509

Hotels, Restaurants & Leisure (0.1%)
Sodexo	1,595	95,693

Household Durables (0.0%)
Nexity	317	12,676

Independent Power Producers & Energy Traders (0.1%)
Sechilienne-Sidec	1,118	47,670

Insurance (0.6%)
AXA SA	3,376	91,538
CNP Assurances	1,077	109,810
SCOR SE	6,501	177,868
		379,216
IT Services (0.0%)
Atos Origin SA*	524	26,511

Machinery (0.1%)
Vallourec SA	407	69,197

Media (0.9%)
Lagardere SCA	1,122	52,370
M6-Metropole Television	1,406	37,034
PagesJaunes Groupe	14,339	186,351
Publicis Groupe	1,107	44,572

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
France
Media
Vivendi	9,695	$300,963
		621,290
Multi-Utilities (0.6%)
GDF Suez	5,888	261,853
Suez Environnement SA	64	1,464
Veolia Environnement	3,704	142,271
		405,588
Multiline Retail (0.2%)
PPR	981	126,070

Oil, Gas & Consumable Fuels (1.8%)
Total SA	20,781	1,233,822

Personal Products (0.1%)
L’Oreal SA	815	81,080

Pharmaceuticals (1.3%)
Ipsen SA	2	110
Sanofi-Aventis SA	12,193	898,164
		898,274
Real Estate Investment Trusts (0.2%)
Gecina SA	2	239
ICADE	940	100,673
Societe Immobiliere de Location pour l’Industrie et le Commerce	267	34,481
		135,393
Software (0.0%)
Dassault Systemes SA	1	56

Textiles, Apparel & Luxury Goods (0.5%)
Christian Dior SA	1,917	189,772
Hermes International	21	3,104
LVMH Moet Hennessy Louis Vuitton SA	1,693	170,562
		363,438
Transportation Infrastructure (0.0%)
Societe Des Autoroutes Paris-Rhin-Rhone	2	152
TOTAL FRANCE		7,884,349

Germany (9.4%)
Aerospace & Defense (0.1%)
MTU Aero Engines Holding AG	2,100	99,229

Automobiles (1.0%)
Bayerische Motoren Werke AG	3,637	174,885
Daimler AG	7,237	362,656
Volkswagen AG	1,018	167,235
		704,776
Capital Markets (0.5%)
Deutsche Bank AG	4,648	354,651

Chemicals (0.9%)
BASF SE	10,352	547,468
K+S AG	522	28,391
Wacker Chemie AG	159	24,701
		600,560
Commercial Banks (0.1%)
Comdirect Bank AG	402	3,904

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Germany
Commercial Banks
Commerzbank AG*	5,831	$73,675
		77,579
Construction & Engineering (0.3%)
Bilfinger Berger AG	1,827	125,912
Hochtief AG	738	55,963
		181,875
Construction Materials (0.0%)
HeidelbergCement AG	463	29,892

Diversified Financial Services (0.3%)
Allianz SE	533	66,881
Deutsche Boerse AG	1,586	129,235
		196,116
Diversified Telecommunication Services (0.4%)
Deutsche Telekom AG	19,148	261,023

Electric Utilities (0.9%)
E.ON AG	14,373	607,653

Electrical Equipment (0.0%)
Q-Cells SE*	25	474
Tognum AG	1,220	20,841
		21,315
Food & Staples Retailing (0.1%)
Metro AG	1,564	88,223

Food Products (0.1%)
Suedzucker AG	2,790	56,404

Health Care Equipment & Supplies (0.0%)
Carl Zeiss Meditec AG	1,497	24,263

Health Care Providers & Services (0.2%)
Celesio AG	4,036	111,092

Household Durables (0.0%)
Rational AG	160	22,317

Industrial Conglomerates (0.9%)
Siemens AG	6,853	630,315

Insurance (1.4%)
Allianz SE	3,112	387,797
Hannover Rueckversicherung AG*	1,680	76,906
Muenchener Rueckversicherungs AG	3,057	486,683
		951,386
Internet & Catalog Retail (0.0%)
Takkt AG	1,442	18,088

Machinery (0.0%)
Heidelberger Druckmaschinen AG*	1,209	12,486
MAN SE	45	3,692
Wacker Neuson SE	1,421	17,203
		33,381
Metals & Mining (0.3%)
Salzgitter AG	784	74,790
ThyssenKrupp AG	3,009	102,793
		177,583
Multi-Utilities (0.9%)
RWE AG	6,676	618,535

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Germany
Pharmaceuticals (0.5%)
Bayer AG	3,573	$247,036
Merck KGaA	555	55,017
Stada Arzneimittel AG	1,308	35,589
		337,642
Semiconductors & Semiconductor Equipment (0.1%)
Infineon Technologies AG*	7,769	43,616
Kontron AG	1,343	16,423
		60,039
Software (0.3%)
SAP AG	3,832	185,606
Software AG	22	1,862
		187,468
Textiles, Apparel & Luxury Goods (0.1%)
Adidas AG	85	4,487
Puma AG Rudolf Dassler Sport	126	41,571
		46,058
Trading Companies & Distributors (0.0%)
BayWa AG	96	3,505
TOTAL GERMANY		6,500,968

Greece (0.8%)
Capital Markets (0.0%)
Marfin Investment Group SA*	2,670	11,531

Commercial Banks (0.7%)
Alpha Bank AE*	4,668	86,495
EFG Eurobank Ergasias SA*	13,012	205,723
National Bank of Greece SA*	4,572	164,821
Piraeus Bank SA*	39	726
		457,765
Hotels, Restaurants & Leisure (0.1%)
OPAP SA	1,997	51,569

Oil, Gas & Consumable Fuels (0.0%)
Hellenic Petroleum SA	2,348	26,669

Textiles, Apparel & Luxury Goods (0.0%)
Folli-Follie SA	416	10,034
TOTAL GREECE		557,568

Hong Kong (2.0%)
Diversified Financial Services (2.0%)
iShares MSCI Hong Kong Index Fund	87,978	1,365,418
TOTAL HONG KONG		1,365,418

Ireland (0.1%)
Construction Materials (0.1%)
CRH PLC	2,879	79,850

Food Products (0.0%)
Kerry Group PLC Class A	585	16,685
TOTAL IRELAND		96,535

Italy (3.5%)
Automobiles (0.1%)
Fiat SpA*	7,539	97,151

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Italy
Capital Markets (0.0%)
Mediobanca SpA	2,045	$27,973

Commercial Banks (1.2%)
Banca Carige SpA	3,103	9,269
Banca Monte dei Paschi di Siena SpA	14,161	30,346
Banco di Desio e della Brianza SpA	1,017	6,792
Banco Popolare SC*	15,985	153,809
Intesa Sanpaolo SpA*	50,933	225,729
UniCredit SpA*	107,037	419,632
		845,577
Construction Materials (0.1%)
Cementir Holding SpA	1,521	7,954
Italcementi SpA	4,250	65,582
		73,536
Diversified Telecommunication Services (0.2%)
Telecom Italia SpA	79,610	139,823

Electric Utilities (0.7%)
Enel SpA	72,994	463,762
Iride SpA	3,974	7,788
Terna Rete Elettrica Nazionale SpA	6,690	26,084
		497,634
Electrical Equipment (0.2%)
Prysmian SpA	5,400	101,458

Energy Equipment & Services (0.0%)
Saipem SpA	66	1,991

Food Products (0.1%)
Parmalat SpA	15,049	41,635

Gas Utilities (0.1%)
Snam Rete Gas SpA	7,997	38,898

Insurance (0.4%)
Assicurazioni Generali SpA	8,499	233,078
Premafin Finanziaria SpA*	132	208
Societa Cattolica di Assicurazioni S.c.r.l.*	135	4,699
Unipol Gruppo Finanziario SpA*	1,654	2,513
		240,498
Media (0.0%)
Gruppo Editoriale L’Espresso SpA*	862	2,348
Mediaset SpA	4,151	29,063
		31,411
Multi-Utilities (0.0%)
ACEA SpA	828	10,852

Oil, Gas & Consumable Fuels (0.4%)
ENI SpA	10,633	265,406

Pharmaceuticals (0.0%)
Recordati SpA	1,365	9,663

Textiles, Apparel & Luxury Goods (0.0%)
Tod’s SpA	76	5,194
TOTAL ITALY		2,428,700

Japan (24.1%)
Air Freight & Logistics (0.1%)
Yamato Holdings Co., Ltd.	3,000	49,354

Airlines (0.1%)
All Nippon Airways Co., Ltd.	11,000	31,652

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Japan
Airlines
Japan Airlines Corp.*	3,825	$5,623
		37,275
Auto Components (0.7%)
Aichi Machine Industry Co., Ltd.	4,000	10,512
Aisan Industry Co., Ltd.	600	4,345
Aisin Seiki Co., Ltd.	497	12,102
Bridgestone Corp.	6,967	124,922
Denso Corp.	3,947	116,051
FuKoKu Co., Ltd.	1,300	8,114
Imasen Electric Industrial	319	3,551
Kasai Kogyo Co., Ltd.	1,000	2,676
NHK Spring Co., Ltd.	1,000	8,254
NOK Corp.	969	14,424
Riken Corp.	4,000	14,493
Stanley Electric Co., Ltd.	600	12,178
Sumitomo Rubber Industries, Ltd.	4,200	39,658
Tachi-S Co., Ltd.	1,400	11,741
TBK Co., Ltd.*	6,000	10,310
Tigers Polymer Corp.	200	937
Toyo Tire & Rubber Co., Ltd.*	3,000	7,225
TS Tech Co., Ltd.	100	1,767
U-Shin, Ltd.	2,500	13,136
Unipres Corp.	444	6,307
Yorozu Corp.	2,800	37,647
		460,350
Automobiles (2.3%)
Daihatsu Motor Co., Ltd.	2,988	30,519
Fuji Heavy Industries, Ltd.*	6,942	26,965
Honda Motor Co., Ltd.	13,221	402,550
Isuzu Motors, Ltd.*	10,616	22,452
Mazda Motor Corp.*	2,735	6,123
Nissan Motor Co., Ltd.*	26,200	177,011
Suzuki Motor Corp.	4,618	107,681
Toyota Motor Corp.	21,026	838,363
		1,611,664
Beverages (0.1%)
Asahi Breweries, Ltd.	500	9,155
Kirin Holdings Co., Ltd.	5,920	90,903
Oenon Holdings, Inc.	1,000	2,232
		102,290
Building Products (0.1%)
Asahi Glass Co., Ltd.	6,000	48,483
Daikin Industries, Ltd.	1,121	40,263
Sun Wave Corp.	1,000	2,788
		91,534
Capital Markets (0.6%)
Daiwa Securities Group, Inc.	24,000	123,611
Matsui Securities Co., Ltd.	5,893	48,005
Mizuho Securities Co., Ltd.	21,000	76,324
Nomura Holdings, Inc.	16,957	104,211
SBI Holdings, Inc.	198	39,104
		391,255
Chemicals (1.1%)
Asahi Kasei Corp.	10,996	55,994
Chugoku Marine Paints, Ltd.	4,000	25,126
Daicel Chemical Industries, Ltd.	3,000	18,115
DIC Corp.§	21,000	29,965
Hitachi Chemical Co., Ltd.	1,200	24,522
JSP Corp.	975	8,744

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Japan
Chemicals
Kaneka Corp.	3,000	$21,554
Kansai Paint Co., Ltd.	6,000	46,801
Katakura Chikkarin Co., Ltd.	2,076	7,412
Mitsubishi Chemical Holdings Corp.	10,721	44,534
Mitsubishi Gas Chemical Co., Inc.	324	1,760
Mitsubishi Rayon Co., Ltd.	34	117
Mitsui Chemicals, Inc.§	6,000	21,352
Nippon Carbide Industries Co., Inc.*	12,000	13,495
Nippon Shokubai Co., Ltd.	1,000	8,867
Nippon Soda Co., Ltd.	7,000	29,522
Nitto Denko Corp.	3,500	107,220
Shin-Etsu Chemical Co., Ltd.	2,900	178,367
Showa Denko KK	14,051	28,588
Sumitomo Chemical Co., Ltd.	6,187	25,755
The Nippon Synthetic Chemical Industry Co., Ltd	1,000	6,839
Tokuyama Corp.	2,633	19,299
Toray Industries, Inc.	495	3,000
Tosoh Corp.	1,034	2,613
Ube Industries, Ltd.	14,954	39,269
		768,830
Commercial Banks (2.3%)
Bank of the Ryukyus, Ltd.	37	456
Fukuoka Financial Group, Inc.	23,045	95,629
Hokuhoku Financial Group, Inc.	19,843	46,384
Mitsubishi UFJ Financial Group, Inc.	74,845	401,010
Mizuho Financial Group, Inc.	100,116	197,687
Resona Holdings, Inc.	5,157	66,263
Sapporo Hokuyo Holdings, Inc.	23	82
Seven Bank, Ltd.	3	7,436
Shinsei Bank, Ltd.*	5,000	7,653
Sumitomo Mitsui Financial Group, Inc.§	7,228	251,183
The Akita Bank, Ltd.	5,000	20,289
The Bank of Kyoto, Ltd.	3,000	27,569
The Bank of Saga, Ltd.	2,000	6,224
The Bank of Yokohama, Ltd.	7,000	34,277
The Chiba Bank, Ltd.	18,000	111,385
The Daishi Bank, Ltd.	1,000	4,046
The Hachijuni Bank, Ltd.	22	122
The Iyo Bank, Ltd.	1,000	9,027
The Kagoshima Bank, Ltd.	3,000	23,879
The Keiyo Bank, Ltd.	10,000	51,135
The Nagano Bank, Ltd.	5,000	11,207
The Nishi-Nippon City Bank, Ltd.	34,000	85,841
The San-In Godo Bank, Ltd.	5,000	42,636
The Sumitomo Trust & Banking Co., Ltd.	8,820	46,723
The Tohoku Bank, Ltd.	3,000	4,814
Yamaguchi Financial Group, Inc.	6,986	72,477
		1,625,434
Commercial Services & Supplies (0.5%)
Dai Nippon Printing Co., Ltd.	7,000	96,226
Itoki Corp.	2,600	6,950
Nichiban Co., Ltd.	3,000	10,943
Nippon Kucho Service Co., Ltd.	300	2,397
Secom Co., Ltd.	2,270	114,325
Toppan Printing Co., Ltd.	9,617	91,014
Tosho Printing Co., Ltd.	2,000	5,135
Uchida Yoko Co., Ltd.	10,000	33,136
		360,126

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Japan
Communications Equipment (0.0%)
Denki Kogyo Co., Ltd.	4,000	$20,559
Saxa Holdings, Inc.*	2,000	4,497
		25,056
Computers & Peripherals (0.5%)
Fujitsu, Ltd.	22,000	143,863
Japan Digital Laboratory Co., Ltd.	32	452
NEC Corp.*	26,421	82,888
Seiko Epson Corp.	593	8,883
Toshiba Corp.*	21,683	113,786
		349,872
Construction & Engineering (0.3%)
Ando Corp.	2,000	2,902
Asanuma Corp.*	8,000	5,790
Daiwa Odakyu Construction Co.	500	1,413
Kajima Corp.	18,000	46,273
Maeda Corp.	7,000	22,535
Nippo Corp.	2,000	16,341
Nishimatsu Construction Co., Ltd.	6,000	8,552
Obayashi Corp.	3,000	13,193
Obayashi Road Corp.	5,000	9,772
Shimizu Corp.	1,991	7,854
Taihei Kogyo Co., Ltd.	2,000	6,134
Taisei Corp.	7,000	13,895
Taisei Rotec Corp.	4,000	5,851
Tekken Corp.*	2,000	1,721
The Nippon Road Co., Ltd.	6,000	13,789
Toa Corp.	21,000	24,144
Tobishima Corp.*	332	119
Totetsu Kogyo Co., Ltd.	1,000	7,089
		207,367
Construction Materials (0.1%)
Shinagawa Refractories Co., Ltd.	3,000	7,312
Sumitomo Osaka Cement Co., Ltd.	18,000	34,103
Taiheiyo Cement Corp.*	6,590	8,793
		50,208
Consumer Finance (0.1%)
Acom Co., Ltd.	296	4,555
Aiful Corp.	5,250	6,129
Credit Saison Co., Ltd.	645	7,560
Jaccs Co., Ltd.	1,000	2,291
ORIX Corp.	745	45,365
Takefuji Corp.	250	879
		66,779
Containers & Packaging (0.1%)
FP Corp.	100	5,182
Hokkan Holdings, Ltd.	4,000	10,434
Tomoku Co., Ltd.	3,000	6,989
Toyo Seikan Kaisha, Ltd.	960	18,428
		41,033
Distributors (0.0%)
Canon Marketing Japan, Inc.	600	10,613
Naigai Co., Ltd.*	21,472	10,756
		21,369

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Japan
Diversified Consumer Services (0.1%)
Benesse Corp.	900	$44,165
Watabe Wedding Corp.	300	4,281
		48,446
Diversified Financial Services (0.0%)
Daiko Clearing Services Corp.	300	1,499
Fuyo General Lease Co., Ltd.	200	4,497
		5,996
Diversified Telecommunication Services (0.3%)
Nippon Telegraph & Telephone Corp.	5,169	239,171

Electric Utilities (1.1%)
Chubu Electric Power Co., Inc.	8,100	196,941
Hokuriku Electric Power Co.	1,930	49,209
Kyushu Electric Power Co., Inc.	4,866	110,517
The Kansai Electric Power Co., Inc.	4,800	116,157
The Okinawa Electric Power Co., Inc.	100	5,983
The Tokyo Electric Power Co., Inc.	7,817	205,337
Tohoku Electric Power Co., Inc.	2,102	46,907
		731,051
Electrical Equipment (0.4%)
Furukawa Electric Co., Ltd.	11,000	44,622
Mitsubishi Electric Corp.*	12,850	97,345
Sumitomo Electric Industries, Ltd.	11,200	146,622
Toko Electric Corp.	594	3,468
Ushio, Inc.	230	4,015
		296,072
Electronic Equipment, Instruments & Components (1.3%)
Citizen Holdings Co., Ltd.	4,182	23,534
CMK Corp.*	600	5,123
FUJIFILM Holdings Corp.	4,000	119,753
Hirose Electric Co., Ltd.	362	40,826
Hitachi, Ltd.*	34,874	107,355
Hosiden Corp.	2,927	39,566
HOYA Corp.	3,100	73,224
Ibiden Co., Ltd.	200	7,429
Keyence Corp.	302	64,507
Kyocera Corp.	1,195	110,672
Mitsumi Electric Co., Ltd.	1,395	30,050
Murata Manufacturing Co., Ltd.	1,664	78,768
Nidec Corp.	485	39,364
Nippon Electric Glass Co., Ltd.	2,000	18,247
Oki Electric Industry Co., Ltd.*	31,000	27,595
ONO Sokki Co., Ltd.	3,000	14,228
Ryoyo Electro Corp.	2,000	17,257
Sanshin Electronics Co., Ltd.	1,000	8,041
Shimadzu Corp.	2,913	21,093
Tamura Corp.*	2,000	6,892
TDK Corp.	682	39,394
		892,918
Food & Staples Retailing (0.5%)
Aeon Co., Ltd.	3,400	32,511
cocokara fine Holdings, Inc.	200	4,389
Echo Trading Co., Ltd.	600	7,150
FamilyMart Co., Ltd.	1,600	51,579
Izumiya Co., Ltd.	5,000	27,349
Kato Sangyo Co., Ltd.	400	6,852
Seven & I Holdings Co., Ltd.	6,200	148,356

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Japan
Food & Staples Retailing
UNY Co., Ltd.	6,000	$44,870
Yamaya Corp.	200	1,837
		324,893
Food Products (0.5%)
Ajinomoto Co., Inc.	39	392
Chubu Shiryo Co., Ltd	3,000	26,093
Kyokuyo Co., Ltd.	13,000	27,966
Maruha Nichiro Holdings, Inc.	21,000	32,024
Morinaga Milk Industry Co., Ltd.	2,000	10,000
Nippon Meat Packers, Inc.	1,000	12,838
Nippon Suisan Kaisha, Ltd.	400	1,190
Nisshin Seifun Group, Inc.	4,000	55,944
Nissin Foods Holdings Co., Ltd.	7	269
QP Corp.	4,376	50,058
Rock Field Co., Ltd.	200	2,839
Showa Sangyo Co., Ltd.	8,000	26,644
Toyo Suisan Kaisha, Ltd.	1,000	27,127
Warabeya Nichiyo Co., Ltd.	1,900	24,906
Yaizu Suisankagaku Industry Co., Ltd.	21	272
Yamazaki Baking Co., Ltd.	1,897	25,747
		324,309
Gas Utilities (0.1%)
Tokyo Gas Co., Ltd.	21,000	87,341

Health Care Equipment & Supplies (0.1%)
Hitachi Medical Corp.	2,000	19,044
JMS Co., Ltd.	1,000	4,482
Olympus Corp.	177	4,684
Terumo Corp.	1,282	70,491
		98,701
Health Care Providers & Services (0.0%)
Green Hospital Supply, Inc.	16	11,330

Hotels, Restaurants & Leisure (0.1%)
McDonald’s Holdings Co. Japan, Ltd.	474	9,512
Oriental Land Co. Japan, Ltd.	400	28,215
Round One Corp.	1,800	15,276
		53,003
Household Durables (0.8%)
Casio Computer Co., Ltd.	2,042	16,707
Foster Electric Co., Ltd.	11	242
Funai Electric Co., Ltd.	100	4,562
LAND Co., Ltd.*	499	371
Makita Corp.	696	22,053
Panasonic Corp.	14,680	215,380
Pioneer Corp.*	2,300	5,526
Sanyo Electric Co., Ltd.*	3,303	7,832
Sekisui House, Ltd.	1,000	9,026
Sharp Corp.	6,984	77,687
Sony Corp.	7,154	210,172
		569,558
Household Products (0.2%)
Kao Corp.	5,000	123,779

Independent Power Producers & Energy Traders (0.0%)
Electric Power Development Co., Ltd.	500	15,870

Industrial Conglomerates (0.0%)
Hankyu Hanshin Holdings, Inc.	1,000	4,804

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Japan
Insurance (0.7%)
Aioi Insurance Co., Ltd.	2,592	$13,201
Mitsui Sumitomo Insurance Group Holdings, Inc.	4,200	115,350
Nipponkoa Insurance Co., Ltd.	5,558	34,762
Nissay Dowa General Insurance Co., Ltd.	4,388	22,431
Sompo Japan Insurance, Inc.	17,957	120,469
The Fuji Fire & Marine Insurance Co., Ltd.*	17,000	20,059
Tokio Marine Holdings, Inc.	5,133	148,276
		474,548
Internet & Catalog Retail (0.1%)
ASKUL Corp.	12	260
Belluna Co., Ltd.	7,050	29,836
Rakuten, Inc.	50	33,369
		63,465
Internet Software & Services (0.1%)
eAccess, Ltd.	63	43,971
Yahoo! Japan Corp.	11	3,736
		47,707
IT Services (0.1%)
CAC Corp.	800	6,318
IT Holdings Corp.	2,600	35,833
Nihon Unisys, Ltd.	900	8,112
NTT Data Corp.	11	35,215
		85,478
Leisure Equipment & Products (0.1%)
Heiwa Corp.	2,100	23,190
Namco Bandai Holdings, Inc.	2,100	21,509
Sankyo Co., Ltd.	681	42,617
Sega Sammy Holdings, Inc.	1,100	14,297
Tamron Co., Ltd.	92	1,093
		102,706
Machinery (0.9%)
Aida Engineering, Ltd.	800	2,653
Amada Co., Ltd.	4,801	32,318
Amano Corp.	800	6,939
Daiwa Industries, Ltd.	87	503
Fanuc, Ltd.	1,481	132,609
Hitachi Construction Machinery Company, Ltd.	400	8,576
IHI Corp.*	12,000	24,335
Kawasaki Heavy Industries, Ltd.	4,000	10,160
Kitakawa Iron Works Co., Ltd.	3,000	3,539
Komatsu, Ltd.	3,479	65,090
Kubota Corp.	9,000	74,754
Maezawa Industries, Inc.*	1,100	2,590
Minebea Co., Ltd.	7,950	36,484
Mitsubishi Heavy Industries, Ltd.	24,000	90,816
Mitsuboshi Belting Co., Ltd.	3,000	12,342
Mitsui Engineering & Shipbuilding Co., Ltd.	18,959	49,166
OKK Corp.*	6,000	5,550
Sasebo Heavy Industries Co., Ltd.	11,000	22,757
SMC Corp.	14	1,719
Sumitomo Heavy Industries, Ltd.*	3,961	19,261
		602,161
Marine (0.2%)
Mitsui OSK Lines, Ltd.	14,000	82,771

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Japan
Marine
Nippon Yusen KK	12,853	$49,625
		132,396
Media (0.2%)
Amuse, Inc.	1,200	13,666
Gakken Co., Ltd.	7,000	18,676
Hakuhodo DY Holdings, Inc.	7	382
Jupiter Telecommunications Co., Ltd.	16	15,512
Kadokawa Group Holdings, Inc.	200	4,498
SKY Perfect JSAT Holdings, Inc.	170	78,192
		130,926
Metals & Mining (0.8%)
Dowa Holdings Co., Ltd.	4,000	24,160
Godo Steel, Ltd.	12,000	23,501
JFE Holdings, Inc.	4,900	167,987
Kobe Steel, Ltd.*	9,855	17,186
Maruichi Steel Tube, Ltd.	496	9,911
Nakayama Steel Works, Ltd.	10,000	19,153
Nippon Steel Corp.	31,000	113,140
Nittetsu Mining Co., Ltd.	3,000	16,096
Sumitomo Metal Industries, Ltd.	19,677	48,338
Sumitomo Metal Mining Co., Ltd.§	4,000	65,504
Tokyo Tekko Co., Ltd.	2,215	7,650
Topy Industries, Ltd.	4,000	8,828
Yamato Kogyo Co., Ltd.	200	5,617
		527,071
Multiline Retail (0.0%)
Isetan Mitsukoshi Holdings, Ltd.	1,477	16,964

Office Electronics (0.7%)
Brother Industries, Ltd.	3,000	35,982
Canon, Inc.	8,581	344,693
Konica Minolta Holdings, Inc.	6,673	63,138
Ricoh Co., Ltd.	3,998	58,218
Toshiba TEC Corp.*	2,000	9,370
		511,401
Oil, Gas & Consumable Fuels (0.5%)
AOC Holdings, Inc.	2,700	17,139
Cosmo Oil Co., Ltd.	18,324	51,012
Idemitsu Kosan Co., Ltd.	376	31,044
INPEX Corp.	5	42,528
Itochu Enex Co., Ltd.	1,000	5,821
Nippon Mining Holdings, Inc.	20,500	100,717
Nippon Oil Corp.	14,000	78,539
		326,800
Paper & Forest Products (0.0%)
Kishu Paper Co., Ltd.*	22,000	22,902
OJI Paper Co., Ltd.	62	280
		23,182
Pharmaceuticals (1.0%)
Astellas Pharma, Inc.	5,182	213,027
Daiichi Sankyo Co., Ltd.	2,242	46,344
Eisai Co., Ltd.	1,884	70,926
Mitsubishi Tanabe Pharma Corp.	2,211	29,490
Ono Pharmaceutical Co., Ltd.	700	36,452
Santen Pharmaceutical Co., Ltd.	591	21,756
SSP Co., Ltd.	2,000	11,005
Taisho Pharmaceutical Co., Ltd.	18	364
Takeda Pharmaceutical Co., Ltd.	7,100	296,092
		725,456

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Japan
Real Estate Investment Trusts (0.1%)
Japan Prime Realty Investment Corp.	4	$9,713
Japan Real Estate Investment Corp.	3	24,553
Japan Retail Fund Investment Corp.	2	10,839
Nippon Building Fund, Inc.	3	26,775
Nomura Real Estate Office Fund, Inc.	1	6,647
		78,527
Real Estate Management & Development (0.6%)
Daito Trust Construction Co., Ltd.	996	43,533
Daiwa House Industry Co., Ltd.	814	8,533
Leopalace21 Corp.	5,683	45,610
Mitsubishi Estate Co., Ltd.	4,970	77,949
Mitsui Fudosan Co., Ltd.	6,075	102,556
Nomura Real Estate Holdings, Inc.	397	6,438
Sumitomo Realty & Development Co., Ltd.	3,932	71,810
Tokyu Land Corp.	7,912	31,553
		387,982
Road & Rail (0.6%)
Central Japan Railway Co.	5	36,058
East Japan Railway Co.	2,882	208,323
Keihin Electric Express Railway Co., Ltd.	30	255
Keisei Electric Railway Co., Ltd.	7,000	46,571
Maruwn Corp.	200	575
Nippon Express Co., Ltd.	13,000	52,903
Tokyu Corp.	8,000	38,452
		383,137
Semiconductors & Semiconductor Equipment (0.3%)
Advantest Corp.	196	5,424
Mimasu Semiconductor Industry Co., Ltd.	551	7,864
Rohm Co., Ltd.	1,600	111,760
Shibaura Mechatronics Corp.*	6,000	19,093
Shinko Electric Industries Co., Ltd.	700	12,445
Tokyo Electron, Ltd.	1,026	65,410
		221,996
Software (0.4%)
Konami Corp.	200	4,076
Nintendo Co., Ltd.	1,000	255,665
Nippon Systemware Co., Ltd.	300	1,013
Sorun Corp.	1,834	9,486
SRA Holdings	1,800	16,283
		286,523
Specialty Retail (0.3%)
AOKI Holdings, Inc.	700	7,881
Arc Land Sakamoto Co., Ltd.	2,300	29,486
BIC CAMERA, Inc.	33	11,959
DCM Japan Holdings Co., Ltd.	900	6,150
Fast Retailing Co., Ltd.	194	24,567
Geo Corp.	24	23,419
Hard Off Corp. Co., Ltd.	15	79
Hikari Tsushin, Inc.	600	13,113
Joshin Denki Co., Ltd.	2,000	15,515
Kohnan Shoji Co., Ltd.	600	6,781
Kojima Co., Ltd.	1,300	6,704
Right On Co., Ltd.	500	4,906

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Japan
Specialty Retail
USS Co., Ltd.	185	$11,032
Yamada Denki Co., Ltd.	271	18,331
Yellow Hat, Ltd.	700	6,992
		186,915
Textiles, Apparel & Luxury Goods (0.0%)
Atsugi Co., Ltd.	2,000	2,698
Sanei-International Co., Ltd.	100	1,369
Tasaki Shinju Co., Ltd.*	5,000	5,632
Unitika, Ltd.*	7,000	6,236
		15,935
Tobacco (0.3%)
Japan Tobacco, Inc.	51	174,813

Trading Companies & Distributors (1.1%)
Hanwa Co., Ltd.	5,000	18,044
Inaba Denki Sangyo Co., Ltd	1,800	43,148
ITOCHU Corp.	13,790	91,162
JFE Shoji Holdings, Inc.	1,000	3,648
Kamei Corp.	2,000	11,542
Kanamoto Co., Ltd.	2,000	9,290
Kanematsu Corp.*	8,000	7,117
Kyokuto Boeki Kaisha, Ltd.	3,000	4,415
Marubeni Corp.	9,935	50,027
Maruka Machinery Co., Ltd.	100	818
Mitsubishi Corp.	7,322	147,641
Mitsui & Co., Ltd.	13,110	170,995
Seika Corp.	1,000	2,585
Sojitz Corp.§	20,769	39,477
Sumikin Bussan Corp.	1,000	2,266
Sumitomo Corp.	10,600	109,032
Yuasa Trading Co., Ltd.	15,000	16,544
		727,751
Transportation Infrastructure (0.0%)
Kamigumi Co., Ltd.	2,036	16,645

Wireless Telecommunication Services (0.5%)
KDDI Corp.	15	84,607
NTT DoCoMo, Inc.	114	182,043
Softbank Corp.	4,200	92,295
		358,945
TOTAL JAPAN		16,696,468

Luxembourg (0.6%)
Energy Equipment & Services (0.2%)
Acergy SA	2,839	35,699
Tenaris SA	3,498	62,487
Tenaris SA	2,840	50,533
		148,719
Media (0.1%)
SES SA	2,643	59,945

Metals & Mining (0.3%)
ArcelorMittal	5,832	217,214
TOTAL LUXEMBOURG		425,878

Netherlands (3.6%)
Aerospace & Defense (0.2%)
European Aeronautic Defence & Space Co. NV	4,773	107,468

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Netherlands
Air Freight & Logistics (0.1%)
TNT NV	3,915	$105,080

Capital Markets (0.0%)
BinckBank NV	673	11,958

Chemicals (0.4%)
Akzo Nobel NV	3,538	219,645
Koninklijke DSM NV	1,162	48,602
		268,247
Computers & Peripherals (0.0%)
Gemalto NV*	506	23,640

Construction Materials (0.0%)
James Hardie Industries NV*	1,794	12,425

Diversified Financial Services (0.2%)
ING Groep NV*	6,410	114,980
SNS Reaal*	2,676	21,682
		136,662
Diversified Telecommunication Services (0.3%)
Koninklijke KPN NV	11,587	192,265

Energy Equipment & Services (0.3%)
Fugro NV	3,151	182,309
SBM Offshore NV	1,605	34,187
		216,496
Food & Staples Retailing (0.4%)
Koninklijke Ahold NV	20,491	247,049

Food Products (1.0%)
CSM	558	14,105
Unilever NV	24,149	697,975
		712,080
Household Durables (0.0%)
TomTom NV*	1,572	27,081

Industrial Conglomerates (0.3%)
Koninklijke Philips Electronics NV	8,939	217,811

Media (0.2%)
Reed Elsevier NV	10,668	121,012

Semiconductors & Semiconductor Equipment (0.1%)
ASML Holding NV	3,117	91,883

Software (0.1%)
Exact Holding NV	1,631	42,786
TOTAL NETHERLANDS		2,533,943

Norway (0.7%)
Commercial Banks (0.1%)
DnB NOR ASA*	2,277	26,393

Diversified Telecommunication Services (0.1%)
Telenor ASA*	7,703	88,977

Energy Equipment & Services (0.0%)
Aker Solutions ASA	68	764

Oil, Gas & Consumable Fuels (0.5%)
StatoilHydro ASA	15,458	347,419

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Norway
Paper & Forest Products (0.0%)
Norske Skogindustrier ASA*	2,041	$4,018
TOTAL NORWAY		467,571

Portugal (0.4%)
Commercial Banks (0.1%)
Banco BPI SA	2,043	7,210
Banco Comercial Portugues SA R Shares	9,584	14,181
Banco Espirito Santo SA	5,198	36,872
		58,263
Diversified Telecommunication Services (0.2%)
Portugal Telecom SGPS SA	13,217	140,269

Electric Utilities (0.1%)
EDP - Energias de Portugal SA	12,126	55,523

Multi-Utilities (0.0%)
REN - Redes Energeticas Nacionais SA	296	1,298

Oil, Gas & Consumable Fuels (0.0%)
Galp Energia SGPS SA B Shares	4	69
TOTAL PORTUGAL		255,422

Singapore (1.1%)
Diversified Financial Services (1.1%)
iShares MSCI Singapore Index Fund	71,681	770,571
TOTAL SINGAPORE		770,571

Spain (5.6%)
Airlines (0.0%)
Iberia Lineas Aereas de Espana*	3,408	10,626

Commercial Banks (2.6%)
Banco Bilbao Vizcaya Argentaria SA	40,780	725,654
Banco de Sabadell SA	5,398	39,927
Banco Pastor SA	2,779	22,779
Banco Popular Espanol SA	6,090	61,193
Banco Santander SA	59,349	957,666
		1,807,219
Construction & Engineering (0.3%)
ACS Actividades de Construccion y Servicios SA	2,303	120,223
Fomento de Construcciones y Contratas SA	475	22,261
Grupo Ferrovial SA	226	10,830
Obrascon Huarte Lain SA	310	8,665
Sacyr Vallehermoso SA	1,585	30,041
		192,020
Diversified Financial Services (0.1%)
Corp. Financiera Alba	712	40,625
Criteria Caixacorp SA	4,303	22,134
		62,759
Diversified Telecommunication Services (1.6%)
Telefonica SA	40,391	1,116,237

Electric Utilities (0.3%)
Acciona SA	245	33,425
Endesa SA	4,737	156,714
Iberdrola SA	6,257	61,486
		251,625

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Spain
Food Products (0.0%)
Viscofan SA	150	$3,653

Gas Utilities (0.1%)
Gas Natural SDG SA	2,054	45,502

Independent Power Producers & Energy Traders (0.0%)
Iberdrola Renovables SA	2,963	14,601

Insurance (0.1%)
Mapfre SA	8,074	36,173

IT Services (0.0%)
Indra Sistemas SA	23	574

Machinery (0.0%)
Zardoya Otis SA	94	2,041

Media (0.1%)
Gestevision Telecinco SA	8,951	113,110

Oil, Gas & Consumable Fuels (0.3%)
Repsol YPF SA	7,717	209,832

Specialty Retail (0.1%)
Inditex SA	694	39,862
TOTAL SPAIN		3,905,834

Sweden (2.5%)
Building Products (0.2%)
Assa Abloy AB Class B	8,787	142,416

Capital Markets (0.2%)
Ratos AB B Shares	6,381	152,906

Commercial Banks (0.4%)
Nordea Bank AB	9,246	93,178
Svenska Handelsbanken AB A Shares	6,612	168,743
Swedbank AB A Shares*	2,349	22,462
		284,383
Communications Equipment (0.1%)
Telefonaktiebolaget LM Ericsson B Shares	7,636	76,627

Diversified Financial Services (0.1%)
Industrivarden AB A Shares	7,833	93,020

Diversified Telecommunication Services (0.2%)
Tele2 AB B Shares	5,732	76,032
TeliaSonera AB	8,660	56,801
		132,833
Health Care Equipment & Supplies (0.1%)
Elekta AB B Shares	2,578	49,876

Household Durables (0.3%)
Electrolux AB Series B*	7,637	174,279
JM AB*	1,435	17,778
Nobia AB*	5,125	28,105
		220,162
Machinery (0.2%)
Cardo AB	283	6,912
Hexagon AB B Shares	3,604	43,048
Scania AB B Shares	1,065	13,189
SKF AB B Shares	4,592	72,002
Volvo AB B Shares	217	2,006
		137,157

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Sweden
Media (0.1%)
Modern Times Group AB B Shares	1,524	$65,806

Metals & Mining (0.1%)
Boliden AB	1,528	16,436
SSAB AB A Shares	3,841	59,546
		75,982
Paper & Forest Products (0.3%)
Holmen AB B Shares	774	21,305
Svenska Cellulosa AB B Shares	10,943	148,200
		169,505
Specialty Retail (0.2%)
Hennes & Mauritz AB B Shares	2,719	152,361
TOTAL SWEDEN		1,753,034

Switzerland (9.3%)
Biotechnology (0.0%)
Actelion, Ltd.*	192	11,921

Building Products (0.2%)
Geberit AG	912	140,205

Capital Markets (0.5%)
Compagnie Financiere Tradition SA BR	2	255
Julius Baer Holding AG	2,454	122,921
UBS AG*	10,739	196,642
UBS AG*	339	6,198
		326,016
Chemicals (0.1%)
Syngenta AG	286	65,639

Commercial Banks (0.0%)
Banque Cantonale Vaudoise	42	17,295

Construction Materials (0.4%)
Holcim, Ltd.*	3,628	249,135

Diversified Financial Services (0.0%)
Pargesa Holding SA BR	14	1,210

Diversified Telecommunication Services (0.2%)
Swisscom AG	420	150,223

Energy Equipment & Services (0.2%)
ABB, Ltd.*	653	13,027
ABB, Ltd.*	7,291	146,419
		159,446
Food Products (2.3%)
Nestle SA	37,281	1,589,480

Health Care Equipment & Supplies (0.2%)
Nobel Biocare Holding AG	1,740	57,541
Sonova Holding AG	714	72,150
		129,691
Insurance (1.0%)
Baloise Holding AG	2,451	234,499
Swiss Life Holding AG*	465	55,168
Swiss Reinsurance Co., Ltd.	1,640	74,265
Zurich Financial Services AG	1,508	359,108
		723,040
Machinery (0.3%)
Schindler Holding AG	2,972	204,107

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Switzerland
Machinery
Sulzer AG	142	$12,261
		216,368
Marine (0.0%)
Kuehne + Nagel International AG	282	24,531

Pharmaceuticals (2.7%)
Novartis AG	17,604	883,112
Roche Holding AG	6,284	1,014,730
		1,897,842
Professional Services (0.2%)
SGS SA	79	106,343

Textiles, Apparel & Luxury Goods (1.0%)
Compagnie Financiere Richemont SA Class A	16,288	460,497
The Swatch Group AG BR	856	201,881
		662,378
TOTAL SWITZERLAND		6,470,763

United Kingdom (21.8%)
Aerospace & Defense (0.4%)
BAE Systems PLC	31,626	177,059
Cobham PLC	4,486	15,749
Meggitt PLC	716	2,672
Rolls-Royce Group PLC*	8,707	65,751
		261,231
Airlines (0.0%)
British Airways PLC*	64	227

Auto Components (0.0%)
GKN PLC*	5,529	10,080

Beverages (0.2%)
SABMiller PLC	5,955	143,998

Biotechnology (0.0%)
Antisoma PLC*	7,983	4,489

Capital Markets (0.4%)
3i Group PLC	8,644	39,972
BlueBay Asset Management PLC	1,777	8,404
Close Brothers Group PLC	7,117	90,743
F&C Asset Management PLC	1,602	1,993
ICAP PLC	3,605	24,453
Investec PLC	3,329	24,458
Man Group PLC	14,821	78,769
Schroders PLC	829	14,520
Tullett Prebon PLC	1,735	10,859
		294,171
Chemicals (0.1%)
Johnson Matthey PLC	1,344	29,973
Yule Catto & Co. PLC	3,742	8,229
		38,202
Commercial Banks (3.6%)
Barclays PLC*	86,315	511,915
HSBC Holdings PLC	116,783	1,338,227
Lloyds Banking Group PLC*	114,239	189,874
Royal Bank of Scotland Group PLC*	110,170	93,367
Standard Chartered PLC	15,838	391,513
		2,524,896

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
United Kingdom
Commercial Services & Supplies (0.1%)
Babcock International Group PLC	8,102	$73,808
Regus PLC	11,172	17,943
		91,751
Communications Equipment (0.0%)
Spirent Communications PLC	5,008	7,002

Construction & Engineering (0.3%)
Balfour Beatty PLC	3,890	20,101
Carillion PLC	2,000	8,828
Costain Group PLC	20,899	9,605
Galliford Try PLC	2,126	1,990
Keller Group PLC	3,515	40,958
Kier Group PLC	1,698	32,292
Morgan Sindall PLC	6,374	67,885
Severfield-Rowen PLC	3,845	10,983
WSP Group PLC	1,957	11,276
		203,918
Consumer Finance (0.0%)
Provident Financial PLC	246	3,578

Containers & Packaging (0.1%)
DS Smith PLC	12,442	21,333
RPC Group PLC	2,403	9,456
		30,789
Diversified Telecommunication Services (0.2%)
BT Group PLC	52,676	109,864
Cable & Wireless PLC	7,164	16,483
Kcom Group PLC	16,813	9,950
		136,297
Electronic Equipment, Instruments & Components (0.0%)
Electrocomponents PLC	1,181	2,911
Rotork PLC	1,492	27,018
		29,929
Food & Staples Retailing (0.6%)
J Sainsbury PLC	8,441	43,965
Majestic Wine PLC	456	1,604
Tesco PLC	48,659	311,732
WM Morrison Supermarkets PLC	16,642	74,033
		431,334
Food Products (0.5%)
Cranswick PLC	2,939	31,796
Dairy Crest Group PLC	340	2,089
Greggs PLC	2,327	14,913
Northern Foods PLC	4,390	4,966
Robert Wiseman Dairies PLC	1,213	8,204
Unilever PLC	8,936	255,527
		317,495
Hotels, Restaurants & Leisure (0.6%)
Carnival PLC	7,478	256,792
Compass Group PLC	12,778	78,330
Enterprise Inns PLC	796	1,591
Greene King PLC	902	6,094
Holidaybreak PLC Class A	2,680	12,848
Intercontinental Hotels Group PLC	1,695	22,012
J.D. Wetherspoon PLC	1,528	11,714
Ladbrokes PLC	4,048	12,154
Marston’s PLC	3,798	5,929

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
United Kingdom
Hotels, Restaurants & Leisure
Restaurant Group PLC	2,007	$6,208
Thomas Cook Group PLC	5,245	19,533
William Hill PLC	644	1,819
		435,024
Household Durables (0.0%)
Aga Rangemaster Group PLC	1,315	3,025
Barratt Developments PLC*	1,384	5,453
Taylor Wimpey PLC*	9,324	6,296
		14,774
Household Products (0.1%)
McBride PLC	3,923	12,029
Reckitt Benckiser Group PLC	776	38,019
		50,048
Independent Power Producers & Energy Traders (0.1%)
Drax Group PLC	4,852	36,658
International Power PLC	10,272	47,557
		84,215
Industrial Conglomerates (0.0%)
Tomkins PLC	5,767	17,359

Insurance (0.8%)
Admiral Group PLC	1,485	27,522
Amlin PLC	2,710	16,650
Aviva PLC	17,624	126,793
Brit Insurance Holdings PLC	3,438	11,240
Chesnara PLC	1,947	5,263
Friends Provident Group PLC	16,026	21,369
Legal & General Group PLC	44,955	63,450
Novae Group PLC	925	5,031
Old Mutual PLC	47,106	75,552
Prudential PLC	9,969	96,152
RSA Insurance Group PLC	36,745	78,807
Standard Life PLC	14,572	51,183
		579,012
Internet & Catalog Retail (0.1%)
Findel PLC	6,004	3,801
Home Retail Group PLC	6,001	26,158
N Brown Group PLC	1,240	4,886
		34,845
IT Services (0.0%)
Anite PLC	3,528	2,005
Computacenter PLC	2,348	12,041
		14,046
Machinery (0.1%)
IMI PLC	417	2,990
Invensys PLC	9,119	42,604
		45,594
Marine (0.0%)
Clarkson PLC	765	10,467

Media (0.2%)
British Sky Broadcasting Group PLC	4,752	43,563
Daily Mail & General Trust PLC Class A	1,838	13,567
ITV PLC	1,054	746
Reed Elsevier PLC	11,320	85,139

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
United Kingdom
Media
WPP PLC	673	$5,793
		148,808
Metals & Mining (2.3%)
Anglo American PLC*	7,649	244,266
BHP Billiton PLC	19,355	530,461
Delta PLC	8,681	24,968
Eurasian Natural Resources Corp.	2,402	33,787
Lonmin PLC*	1,695	45,422
Rio Tinto PLC	12,081	513,914
Vedanta Resources PLC	441	13,432
Xstrata PLC*	14,192	209,454
		1,615,704
Multi-Utilities (1.2%)
Centrica PLC	28,912	116,535
National Grid PLC	67,190	650,736
United Utilities Group PLC	5,555	40,648
		807,919
Multiline Retail (0.3%)
Debenhams PLC	4,484	5,464
Marks & Spencer Group PLC	12,451	72,251
Next PLC	5,512	158,295
		236,010
Oil, Gas & Consumable Fuels (4.7%)
Anglo Pacific Group PLC	2,378	7,841
BG Group PLC	1,856	32,373
BP PLC	177,592	1,574,413
Hunting PLC	2,245	19,412
Melrose Resources PLC	223	1,213
Royal Dutch Shell PLC A Shares	31,984	908,326
Royal Dutch Shell PLC B Shares	25,914	720,404
		3,263,982
Paper & Forest Products (0.0%)
Mondi PLC	26	129

Pharmaceuticals (2.4%)
AstraZeneca PLC	14,415	646,951
GlaxoSmithKline PLC	40,091	791,063
Shire PLC	12,229	212,453
		1,650,467
Professional Services (0.2%)
Experian PLC	12,702	107,340
ITE Group PLC	704	1,381
Robert Walters PLC	1	3
Sthree PLC	2,575	10,678
		119,402
Real Estate Investment Trusts (0.1%)
Hammerson PLC	2,385	15,062
Liberty International PLC	772	5,940
Segro PLC	2,147	12,656
Workspace Group PLC	20,313	7,156
		40,814
Real Estate Management & Development (0.0%)
Quintain Estates & Development PLC*	1,798	6,081

Road & Rail (0.1%)
Firstgroup PLC	3,028	20,078

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
United Kingdom
Road & Rail
Go-Ahead Group PLC	727	$16,518
Stagecoach Group PLC	1,221	3,187
		39,783
Software (0.2%)
Autonomy Corp. PLC*	1,388	36,268
Fidessa Group PLC	2,006	37,551
The Sage Group PLC	8,956	33,522
		107,341
Specialty Retail (0.3%)
Carphone Warehouse Group PLC	3,337	10,252
Dunelm Group PLC	2,174	10,823
Galiform PLC*	3,763	4,781
Halfords Group PLC	5,378	30,318
Kingfisher PLC	25,426	86,780
Sports Direct International PLC	5,335	8,775
Topps Tiles PLC*	4,714	7,177
WH Smith PLC	1,923	13,901
		172,807
Thrifts & Mortgage Finance (0.0%)
Paragon Group of Cos. PLC	1,532	3,698

Tobacco (0.3%)
British American Tobacco PLC	7,055	221,786

Trading Companies & Distributors (0.1%)
BSS Group PLC	301	1,396
Lavendon Group PLC	679	1,980
Speedy Hire PLC	2,375	1,649
Travis Perkins PLC	1,468	19,608
Wolseley PLC*	853	20,642
		45,275
Water Utilities (0.0%)
Northumbrian Water Group PLC	4,859	19,197

Wireless Telecommunication Services (1.1%)
Vodafone Group PLC	343,980	773,311
TOTAL UNITED KINGDOM		15,087,285

TOTAL COMMON STOCKS (Cost $65,102,347)		76,215,869

PREFERRED STOCKS (0.2%)
Germany (0.2%)
Automobiles (0.1%)
Porsche Automobil Holding SE	1,030	80,763

Chemicals (0.1%)
Fuchs Petrolub AG	435	31,700

Media (0.0%)
ProSiebenSat.1 Media AG	824	8,838

Textiles, Apparel & Luxury Goods (0.0%)
Hugo Boss AG	330	12,780
TOTAL GERMANY		134,081

TOTAL PREFERRED STOCKS (Cost $109,916)		134,081

TOTAL LONG STOCK POSITIONS (Cost $65,212,263)		76,349,950

	Number of Shares	Value
RIGHTS (0.0%)
France (0.0%)
Commercial Banks (0.0%)
BNP Paribas Ltd., expires 10/13/09*	7,489	$16,201
TOTAL FRANCE		16,201

Germany (0.0%)
Construction Materials (0.0%)
HeidelbergCement AG, expires 10/07/09*	463	2,470
TOTAL GERMANY		2,470

Sweden (0.0%)
Commercial Banks (0.0%)
Swedbank AB, expires 10/06/09*	2,349	4,619
TOTAL SWEDEN		4,619

TOTAL RIGHTS (Cost $2,990)		23,290

WARRANTS (0.0%)
Italy (0.0%)
Capital Markets (0.0%)
Mediobanca SpA, strike price 9.00 EUR, expires 03/18/11*	1,948	0

Commercial Banks (0.0%)
Unione di Banche Italiane SCPA, strike price 12.30 EUR, expires 06/30/11*	1,473	175
TOTAL ITALY		175

TOTAL WARRANTS (Cost $0)		175

TOTAL INVESTMENTS AT VALUE (110.0%) (Cost $65,215,253)		76,373,415

TOTAL SECURITIES SOLD SHORT (-9.8%) (Proceeds $-6,231,591)		(6,823,217)

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.2%)		(176,254)

NET ASSETS (100.0%)		$69,373,944

SHORT STOCK POSITIONS (-9.8%)
COMMON STOCKS (-9.6%)
Austria (-0.2%)
Diversified Telecommunication Services (-0.1%)
Telekom Austria AG	(1,846)	(33,337)

Electric Utilities (-0.0%)
Verbund - Oesterreichische Elektrizitaetswirtschafts AG Class A	(234)	(11,854)

Insurance (-0.1%)
Vienna Insurance Group	(1,778)	(101,813)
TOTAL AUSTRIA		(147,004)

Belgium (-0.1%)
Chemicals (-0.1%)
Umicore	(2,233)	(67,024)

Diversified Financial Services (-0.0%)
Nationale A Portefeuille	(52)	(2,833)

Food & Staples Retailing (-0.0%)
Delhaize Group	(164)	(11,390)
TOTAL BELGIUM		(81,247)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Denmark (-0.3%)
Chemicals (-0.2%)
Novozymes AS B Shares	(1,132)	$(106,868)

Health Care Equipment & Supplies (-0.0%)
Coloplast AS Class B	(371)	(31,117)

Insurance (-0.1%)
Topdanmark AS*	(433)	(65,594)
TOTAL DENMARK		(203,579)

Finland (-0.3%)
Auto Components (-0.1%)
Nokian Renkaat Oyj	(2,286)	(53,335)

Metals & Mining (-0.1%)
Outokumpu Oyj	(2,004)	(37,804)
Rautaruukki Oyj	(1,209)	(29,060)
		(66,864)
Oil, Gas & Consumable Fuels (-0.1%)
Neste Oil Oyj	(4,385)	(81,060)

Paper & Forest Products (-0.0%)
UPM-Kymmene Oyj	(1,022)	(12,277)
TOTAL FINLAND		(213,536)

France (-1.8%)
Aerospace & Defense (-0.0%)
Safran SA	(353)	(6,627)

Building Products (-0.2%)
Cie de Saint-Gobain	(2,750)	(143,538)

Construction Materials (-0.1%)
Lafarge SA	(379)	(33,946)

Electric Utilities (-0.4%)
EDF SA	(5,000)	(297,288)

Energy Equipment & Services (-0.1%)
Cie Generale de Geophysique-Veritas*	(3,603)	(84,364)

Hotels, Restaurants & Leisure (-0.1%)
Accor SA	(1,300)	(72,478)

IT Services (-0.1%)
Cap Gemini SA	(1,357)	(71,237)

Media (-0.2%)
Eutelsat Communications	(3,840)	(116,925)

Office Electronics (-0.1%)
Neopost SA	(708)	(63,578)

Real Estate Investment Trusts (-0.5%)
Klepierre	(3,324)	(132,041)
Unibail-Rodamco SE	(998)	(207,603)
		(339,644)
TOTAL FRANCE		(1,229,625)

Germany (-0.9%)
Chemicals (-0.1%)
Linde AG	(528)	(57,114)

Commercial Banks (-0.1%)
Deutsche Postbank AG*	(2,542)	(89,612)

Health Care Equipment & Supplies (-0.2%)
Fresenius SE	(2,476)	(121,370)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Germany
Health Care Providers & Services (-0.1%)
Fresenius Medical Care AG & Co. KGaA	(2,180)	$(108,308)

Household Products (-0.3%)
Henkel AG & Co. KGaA	(4,999)	(181,122)

Internet Software & Services (-0.1%)
United Internet AG*	(2,500)	(37,609)

Transportation Infrastructure (-0.0%)
Fraport AG Frankfurt Airport Services Worldwide	(502)	(26,576)
TOTAL GERMANY		(621,711)

India (-0.1%)
Oil, Gas & Consumable Fuels (-0.1%)
Cairn Energy PLC*	(1,025)	(45,847)
TOTAL INDIA		(45,847)

Italy (-0.3%)
Aerospace & Defense (-0.1%)
Finmeccanica SpA	(4,400)	(77,852)

Commercial Banks (-0.1%)
Unione di Banche Italiane SCPA	(5,000)	(76,829)

Hotels, Restaurants & Leisure (-0.1%)
Lottomatica SpA	(3,009)	(67,413)
TOTAL ITALY		(222,094)

Japan (-2.3%)
Auto Components (-0.0%)
Toyoda Gosei Co., Ltd.	(900)	(26,313)

Automobiles (-0.1%)
Yamaha Motor Co., Ltd.	(4,868)	(60,030)

Beverages (-0.0%)
Coca-Cola West Co., Ltd.	(1,200)	(23,489)

Building Products (-0.1%)
JS Group Corp.	(600)	(10,518)
Nippon Sheet Glass Co., Ltd.	(909)	(3,032)
TOTO, Ltd.	(5,000)	(31,278)
		(44,828)
Capital Markets (-0.0%)
Jafco Co., Ltd.	(1,000)	(30,500)

Chemicals (-0.0%)
Taiyo Nippon Sanso Corp.	(1,000)	(11,897)

Commercial Banks (-0.0%)
Chuo Mitsui Trust Holdings, Inc.	(1,899)	(7,024)
Mizuho Trust & Banking Co., Ltd.*	(5,000)	(5,285)
Suruga Bank, Ltd.	(1,000)	(9,461)
		(21,770)
Construction & Engineering (-0.0%)
Kinden Corp.	(1,087)	(9,086)

Diversified Financial Services (-0.1%)
Mitsubishi UFJ Lease & Finance Co., Ltd.	(1,188)	(35,712)

Electric Utilities (-0.1%)
Hokkaido Electric Power Co., Inc.	(2,500)	(52,080)
Shikoku Electric Power Co., Inc.	(1,300)	(39,746)
The Chugoku Electric Power Co., Inc	(400)	(8,812)
		(100,638)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Japan
Electrical Equipment (-0.0%)
Panasonic Electric Works Co., Ltd.	(1,000)	$(11,958)

Electronic Equipment, Instruments & Components (-0.1%)
Hitachi High-Technologies Corp.	(2,500)	(52,280)
Omron Corp.	(600)	(11,303)
Yokogawa Electric Corp.	(519)	(4,598)
		(68,181)
Food & Staples Retailing (-0.1%)
Lawson, Inc.	(1,000)	(46,541)

Food Products (-0.1%)
Yakult Honsha Co., Ltd.	(1,590)	(42,532)

Health Care Providers & Services (-0.0%)
Mediceo Paltac Holdings Co., Ltd.	(786)	(11,070)
Suzuken Co., Ltd.	(195)	(6,742)
		(17,812)
Household Durables (-0.1%)
Rinnai Corp.	(1,300)	(61,403)

Household Products (-0.0%)
Unicharm Corp.	(200)	(19,012)

Insurance (-0.0%)
T&D Holdings, Inc.	(18)	(486)

IT Services (-0.1%)
Otsuka Corp.	(1,200)	(71,838)

Leisure Equipment & Products (-0.2%)
Nikon Corp.	(1,115)	(20,360)
Shimano, Inc.	(1,352)	(58,298)
Yamaha Corp.	(2,100)	(24,834)
		(103,492)
Machinery (-0.2%)
JTEKT Corp.	(508)	(5,911)
Kurita Water Industries, Ltd.	(800)	(28,712)
NGK Insulators, Ltd.	(84)	(1,943)
NSK, Ltd.	(4,210)	(26,084)
The Japan Steel Works, Ltd.	(1,000)	(11,487)
THK Co., Ltd.	(3,230)	(63,280)
		(137,417)
Marine (-0.0%)
Kawasaki Kisen Kaisha, Ltd.*	(5,000)	(18,511)

Metals & Mining (-0.1%)
Daido Steel Co., Ltd.	(2,000)	(7,256)
Mitsubishi Materials Corp.*	(2,738)	(7,548)
Mitsui Mining & Smelting Co., Ltd.*	(3,968)	(10,156)
Nisshin Steel Co., Ltd.	(5,000)	(8,889)
Tokyo Steel Manufacturing Co., Ltd.	(150)	(1,840)
		(35,689)
Oil, Gas & Consumable Fuels (-0.3%)
Japan Petroleum Exploration Co.	(1,300)	(66,293)
Showa Shell Sekiyu KK	(5,000)	(54,664)
TonenGeneral Sekiyu KK	(5,175)	(50,624)
		(171,581)
Pharmaceuticals (-0.1%)
Shionogi & Co., Ltd.	(980)	(23,242)
Tsumura & Co.	(700)	(25,307)
		(48,549)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Japan
Real Estate Management & Development (-0.1%)
Aeon Mall Co., Ltd.	(1,764)	$(36,651)
NTT Urban Development Corp.	(52)	(47,755)
		(84,406)
Road & Rail (-0.0%)
Kintetsu Corp.	(5,000)	(19,398)

Semiconductors & Semiconductor Equipment (-0.0%)
Sumco Corp.	(1,100)	(24,970)

Software (-0.1%)
Square Enix Co., Ltd.	(500)	(13,524)
Trend Micro, Inc.	(1,000)	(37,199)
		(50,723)
Specialty Retail (-0.2%)
ABC-Mart, Inc.	(1,800)	(56,120)
Nitori Co., Ltd.	(747)	(63,721)
		(119,841)
Textiles, Apparel & Luxury Goods (-0.0%)
Asics Corp.	(1,036)	(9,641)

Trading Companies & Distributors (-0.1%)
Toyota Tsusho Corp.	(3,500)	(52,742)

Transportation Infrastructure (-0.0%)
Mitsubishi Logistics Corp.	(1,000)	(12,094)
TOTAL JAPAN		(1,593,080)

Netherlands (-0.9%)
Beverages (-0.0%)
Heineken NV	(475)	(21,998)

Construction & Engineering (-0.1%)
Koninklijke Boskalis Westminster NV	(2,073)	(70,985)

Media (-0.2%)
Wolters Kluwer NV	(5,000)	(106,996)

Professional Services (-0.2%)
Randstad Holding NV*	(2,315)	(100,173)

Real Estate Investment Trusts (-0.4%)
Corio NV	(4,389)	(303,018)
TOTAL NETHERLANDS		(603,170)

Norway (-0.1%)
Chemicals (-0.0%)
Yara International ASA	(866)	(27,254)

Industrial Conglomerates (-0.1%)
Orkla ASA	(4,399)	(41,319)

Metals & Mining (-0.0%)
Norsk Hydro ASA*	(4,399)	(29,273)
TOTAL NORWAY		(97,846)

Spain (-0.1%)
Biotechnology (-0.1%)
Grifols SA	(4,399)	(83,893)
TOTAL SPAIN		(83,893)

Sweden (-0.3%)
Commercial Services & Supplies (-0.0%)
Securitas AB B Shares	(1,546)	(14,875)

Construction & Engineering (-0.0%)
Skanska AB B Shares	(48)	(703)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Sweden
Diversified Financial Services (-0.1%)
Investor AB B Shares	(4,399)	$(80,289)

Health Care Equipment & Supplies (-0.1%)
Getinge AB B Shares	(2,196)	(36,795)

Machinery (-0.1%)
Atlas Copco AB A Shares	(995)	(12,788)
Sandvik AB	(4,400)	(48,423)
		(61,211)
TOTAL SWEDEN		(193,873)

Switzerland (-0.8%)
Chemicals (-0.3%)
Givaudan SA	(275)	(206,073)

Computers & Peripherals (-0.1%)
Logitech International SA*	(4,399)	(80,248)

Electric Utilities (-0.2%)
BKW FMB Energie AG	(1,537)	(133,381)

Health Care Equipment & Supplies (-0.1%)
Synthes, Inc.	(209)	(25,170)

Machinery (-0.1%)
Schindler Holding AG	(1,041)	(73,409)

Textiles, Apparel & Luxury Goods (-0.0%)
The Swatch Group AG	(293)	(13,334)
TOTAL SWITZERLAND		(531,615)

United Kingdom (-1.1%)
Beverages (-0.1%)
Diageo PLC	(5,000)	(76,983)

Commercial Services & Supplies (-0.0%)
G4S PLC	(879)	(3,111)

Electric Utilities (-0.1%)
Scottish & Southern Energy PLC	(4,999)	(94,034)

Energy Equipment & Services (-0.0%)
AMEC PLC	(780)	(9,455)

Health Care Equipment & Supplies (-0.1%)
Smith & Nephew PLC	(4,217)	(37,899)

Hotels, Restaurants & Leisure (-0.1%)
Whitbread PLC	(4,610)	(89,919)

Household Durables (-0.1%)
Berkeley Group Holdings PLC*	(4,631)	(65,766)

Industrial Conglomerates (-0.1%)
Smiths Group PLC	(4,707)	(67,094)

Metals & Mining (-0.0%)
Kazakhmys PLC	(470)	(8,061)

Oil, Gas & Consumable Fuels (-0.1%)
Tullow Oil PLC	(4,999)	(90,515)

Professional Services (-0.1%)
The Capita Group PLC	(4,399)	(50,923)

Textiles, Apparel & Luxury Goods (-0.0%)
Burberry Group PLC	(3,019)	(24,369)

Tobacco (-0.2%)
Imperial Tobacco Group PLC	(4,625)	(134,088)

Trading Companies & Distributors (-0.1%)
Bunzl PLC	(4,043)	(41,131)

Water Utilities (-0.0%)
Severn Trent PLC	(164)	(2,551)
TOTAL UNITED KINGDOM		(795,899)

TOTAL COMMON STOCKS (Proceeds $-6,086,905)		(6,664,019)

PREFERRED STOCKS (-0.2%)
Germany (-0.2%)
Health Care Equipment & Supplies (-0.1%)
Fresenius SE	(1,197)	(69,823)

Household Products (-0.1%)
Henkel AG & Co. KGaA	(2,081)	(89,375)
TOTAL GERMANY		(159,198)

TOTAL PREFERRED STOCKS (Proceeds $-144,686)		(159,198)

TOTAL SECURITIES SOLD SHORT (Proceeds $-6,231,591)		$(6,823,217)

*	Non-income producing security.
§	Security or portion thereof is out on loan.

Security Valuation — The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

The Portfolio adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments In Securities
Equities
Asia	$1,787,495	$—	$—	$1,787,495
Australia	1,537	4,361,847	—	4,363,384
Austria	—	232,033	—	232,033
Belgium	—	704,269	—	704,269
Bermuda	—	15,516	—	15,516
Canada	39,344	—	—	39,344
Cyprus	—	27,896	—	27,896
Denmark	—	854,803	—	854,803
Finland	—	990,822	—	990,822
France	16,201	7,884,349	—	7,900,550
Germany	2,470	6,635,049	—	6,637,519
Greece	—	557,568	—	557,568
Hong Kong	1,365,418	—	—	1,365,418
Ireland	—	96,535	—	96,535
Italy	175	2,428,700	—	2,428,875
Japan	839,776	15,856,692	—	16,696,468
Luxembourg	50,533	375,345	—	425,878
Netherlands	—	2,533,943	—	2,533,943
Norway	—	467,571	—	467,571
Portugal	—	255,422	—	255,422
Singapore	770,571	—	—	770,571
Spain	—	3,905,834	—	3,905,834
Sweden	4,619	1,753,034	—	1,757,653
Switzerland	19,225	6,451,538	—	6,470,763
United Kingdom	—	15,087,285	—	15,087,285
Liabilities in Securities Sold Short
Equities
Austria	—	(147,004)	—	(147,004)
Belgium	—	(81,247)	—	(81,247)
Denmark	—	(203,579)	—	(203,579)
Finland	—	(213,536)	—	(213,536)
France	—	(1,229,625)	—	(1,229,625)
Germany	—	(780,909)	—	(780,909)
India	—	(45,847)	—	(45,847)
Italy	—	(222,094)	—	(222,094)
Japan	—	(1,593,080)	—	(1,593,080)
Netherlands	—	(603,170)	—	(603,170)
Norway	—	(97,846)	—	(97,846)
Spain	—	(83,893)	—	(83,893)
Sweden	—	(193,873)	—	(193,873)
Switzerland	—	(531,615)	—	(531,615)
United Kingdom	—	(795,899)	—	(795,899)
Other Financial Instruments*
	$4,897,364	$64,652,834	$—	$69,550,198

*Other financial instruments include futures, forwards and swap contracts.

Federal Income Tax Cost — At September 30, 2009, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $65,215,253, $11,727,666, $(569,504) and $11,158,162, respectively.

At September 30, 2009, the identified proceeds for federal income tax purposes, as well as the gross unrealized appreciation from securities sold short for those securities having an excess of proceeds over value, gross unrealized depreciation from investments for those securities having an excess of value over proceeds and the net unrealized depreciation from securities sold short were $(6,231,591), $49,965, $(641,591) and $(591,626), respectively.

Other information regarding the Portfolio is available in the most recent Report to Shareholders. This information is also available on the Portfolio’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Trust - Commodity Return Strategy Portfolio

Schedule of Investments

September 30, 2009 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

COMMODITY INDEXED STRUCTURED NOTES (17.7%)
$4,500	BNP Paribas, Commodity Index Linked Company Guaranteed Notes#	(AA, Aa1)	11/26/10	0.147	$4,677,750
1,200	Deutsche Bank AG London, Commodity Index Linked Senior Unsecured Notes#	(A+, Aa1)	01/13/10	0.084	1,779,240
2,000	Deutsche Bank AG London, Commodity Index Linked Senior Unsecured Notes#	(A+, Aa1)	03/23/10	0.086	3,459,200
4,700	Svensk AB Exportkredit, Commodity Index Linked Senior Unsecured Notes#	(AA+, Aa1)	01/13/10	0.748	6,962,973

TOTAL COMMODITY INDEXED STRUCTURED NOTES (Cost $12,400,000)					16,879,163

UNITED STATES AGENCY OBLIGATIONS (60.6%)
5,000	Fannie Mae#	(AAA, Aaa)	02/12/10	0.404	5,001,910
1,000	Fannie Mae Discount Notes	(AAA, Aaa)	10/06/09	0.230	999,968
500	Fannie Mae Discount Notes	(AAA, Aaa)	11/02/09	0.240	499,893
2,500	Fannie Mae Discount Notes	(AAA, Aaa)	01/11/10	0.220	2,499,470
1,000	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	10/02/09	0.190	999,995
1,500	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	10/09/09	0.210	1,499,930
3,000	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	10/27/09	0.220	2,999,523
2,000	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	10/30/09	0.210	1,999,662
1,200	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	11/12/09	0.200	1,199,720
2,000	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	01/05/10	0.250	1,999,600
1,000	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	01/07/10	0.340	999,796
1,800	Federal Home Loan Banks	(AAA, Aaa)	12/17/09	0.500	1,799,492
5,000	Federal Home Loan Banks#	(AAA, Aaa)	02/10/10	0.394	5,001,625
2,500	Federal Home Loan Banks	(AAA, Aaa)	06/01/10	0.520	2,502,733
2,000	Federal Home Loan Banks	(AAA, Aaa)	06/25/10	0.600	2,003,112
2,500	Federal Home Loan Banks	(AAA, Aaa)	10/25/10	0.500	2,498,425
600	Federal Home Loan Banks	(AAA, Aaa)	02/07/11	1.000	601,745
1,200	Federal Home Loan Banks	(AAA, Aaa)	02/28/11	1.000	1,205,328
3,000	Federal Home Loan Banks Series 1#	(AAA, Aaa)	01/14/11	0.459	3,001,050
3,000	Federal Home Loan Mortgage Corp.#	(AAA, Aaa)	07/12/10	0.410	3,001,521
1,000	Federal Home Loan Mortgage Corp.#	(AAA, Aaa)	01/14/11	0.493	1,000,738
1,000	Federal Home Loan Mortgage Corp.#	(AAA, Aaa)	04/01/11	0.657	1,001,783
1,000	Freddie Mac Discount Notes	(AAA, Aaa)	10/13/09	0.210	999,930
1,000	Freddie Mac Discount Notes	(AAA, Aaa)	12/14/09	0.275	999,949
500	Freddie Mac Discount Notes	(AAA, Aaa)	01/05/10	0.310	499,900
3,500	Freddie Mac Discount Notes	(AAA, Aaa)	01/11/10	0.210	3,499,258
1,500	Freddie Mac Discount Notes	(AAA, Aaa)	01/25/10	0.240	1,499,637
2,000	Freddie Mac Discount Notes	(AAA, Aaa)	01/28/10	0.210	1,999,504
1,000	Freddie Mac Discount Notes	(AAA, Aaa)	02/16/10	0.255	999,636
1,700	Freddie Mac Discount Notes	(AAA, Aaa)	04/27/10	0.260	1,698,575
1,200	Freddie Mac Discount Notes	(AAA, Aaa)	05/17/10	0.430	1,198,746

TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $57,696,330)					57,712,154

SHORT-TERM INVESTMENT (1.0%)
901	State Street Bank and Trust Co. Euro Time Deposit (Cost $901,000)		10/01/09	0.010	901,000

Number of Shares

WHOLLY-OWNED SUBSIDIARY (20.7%)
34,673,968	Credit Suisse Cayman Commodity Fund II, Ltd.^ (Cost $19,260,501)	19,713,260

TOTAL INVESTMENTS AT VALUE (100.0%) (Cost $90,257,831)		95,205,577

OTHER ASSETS IN EXCESS OF LIABILITIES (0.0%)		43,464

NET ASSETS (100.0%)		$95,249,041

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
#	Variable rate obligations — The interest rate is the rate as of September 30, 2009.
^	Affiliated issuer.

Security Valuation — The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Swap contracts are generally valued at a price at which the counterparty to such contract would repurchase the instrument or terminate the contract. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index.  Securities, options, futures contracts and other assets (including swaps and structured note agreements), for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

The Portfolio adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Commodity Indexed Structured Notes	$—	$16,879,163	$—	$16,879,163
United States Agency Obligations	—	57,712,154	—	57,712,154
Short-Term Investment	—	901,000	—	901,000
Wholly-Owned Subsidiary	—	19,713,260	—	19,713,260
Other Financial Instruments*	—	—	—	—
	$—	$95,205,577	$—	$95,205,577

*Other financial instruments include futures, forwards and swap contracts.

Federal Income Tax Cost — At September 30, 2009, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $90,257,831, $4,951,961, $(4,215) and $4,947,746, respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:           Controls and Procedures

(a)        As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)        There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:           Exhibits

1.                         The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE TRUST

/s/George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	November 10, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	November 10, 2009

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	November 10, 2009